As Filed with the Securities and Exchange Commission on January 22, 2013
File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(✓)
Pre-Effective Amendment No.__( )
Post-Effective Amendment No. 42(✓)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940(✓)
Amendment No. 45 (✓)
THE VANTAGEPOINT FUNDS
(Exact Name of Registrant as Specified in Charter)
777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
(Address of Principal Executive Offices) (Zip Code)
(202) 962-4600
(Registrant’s Telephone Number, Including Area Code)
Angela Montez, Secretary
777 North Capitol Street, N.E., Ste. 600
Washington, DC 20002
(Name and Address of Agent for Service of Process)
With Copies to:
Kathryn B. McGrath, Esq.
Senior Vice President and General Counsel
ICMA Retirement Corporation
777 North Capitol Street, N.E. Ste 600
Washington, DC 20002
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on ( ) pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on ( ) pursuant to paragraph (a)(1) of rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	on ( ) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE
The Registrant is filing this Post-Effective Amendment No. 42 to the Registration Statement of The Vantagepoint Funds (the “Fund”) in order to respond to staff comments and to make certain non-material changes to the Fund’s prospectus and Statement of additional information.

THE VANTAGEPOINT FUNDS PROSPECTUS • JANUARY 22, 2013

Actively Managed Funds*	Ticker

Low Duration Bond Fund
Investor Shares	VPIPX
T Shares	VQIPX
Inflation Protected Securities Fund
Investor Shares	VPTSX
T Shares	VQTSX
Equity Income Fund
Investor Shares	VPEIX
T Shares	VQEIX
Growth & Income Fund
Investor Shares	VPGIX
T Shares	VQGIX
Growth Fund
Investor Shares	VPGRX
T Shares	VQGRX
Select Value Fund
Investor Shares	VPSVX
T Shares	VQSVX
Aggressive Opportunities Fund
Investor Shares	VPAOX
T Shares	VQAOX
Discovery Fund
Investor Shares	VPDSX
T Shares	VQDSX
International Fund
Investor Shares	VPINX
T Shares	VQINX
Diversifying Strategies Fund
T Shares	VPDAX
Index Funds*

Core Bond Index Fund
Class I Shares	VPCIX
Class II Shares	VPCDX
T Shares	VQCIX
500 Stock Index Fund
Class I Shares	VPFIX
Class II Shares	VPSKX
T Shares	VQFIX
Broad Market Index Fund
Class I Shares	VPMIX
Class II Shares	VPBMX
T Shares	VQMIX
Mid/Small Company Index Fund
Class I Shares	VPSIX
Class II Shares	VPMSX
T Shares	VQSIX
Overseas Equity Index Fund
Class I Shares	VPOIX
Class II Shares	VPOEX
T Shares	VQOIX
Model Portfolio Funds*	Ticker

Model Portfolio Savings Oriented Fund
Investor M Shares	VPSOX
TM Shares	VQSOX
Model Portfolio Conservative Growth Fund
Investor M Shares	VPCGX
TM Shares	VQCGX
Model Portfolio Traditional Growth Fund
Investor M Shares	VPTGX
TM Shares	VQTGX
Model Portfolio Long-Term Growth Fund
Investor M Shares	VPLGX
TM Shares	VQLGX
Model Portfolio All-Equity Growth Fund
Investor M Shares	VPAGX
TM Shares	VQAGX
Milestone Funds*	Ticker

Milestone Retirement Income Fund
Investor M Shares	VPRRX
TM Shares	VQRRX
Milestone 2010 Fund
Investor M Shares	VPRQX
TM Shares	VQRQX
Milestone 2015 Fund
Investor M Shares	VPRPX
TM Shares	VQRPX
Milestone 2020 Fund
Investor M Shares	VPROX
TM Shares	VQROX
Milestone 2025 Fund
Investor M Shares	VPRNX
TM Shares	VQRNX
Milestone 2030 Fund
Investor M Shares	VPRMX
TM Shares	VQRMX
Milestone 2035 Fund
Investor M Shares	VPRLX
TM Shares	VQRLX
Milestone 2040 Fund
Investor M Shares	VPRKX
TM Shares	VQRKX
Milestone 2045 Fund
Investor M Shares	VPRJX
TM Shares	VQRJX
Milestone 2050 Fund
Investor M Shares	VPRHX
TM Shares	VQRHX

The Vantagepoint Funds, a no-load open-end management investment company, operates as a “series” investment company offering the 30 distinct, diversified investment portfolios listed above (each a “Fund” and collectively the “Funds”). Each Fund has different investment objectives and strategies.

This prospectus gives you information about the Funds that you should know before investing. Please read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
Low Duration Bond Fund	1
Inflation Protected Securities Fund	5
Equity Income Fund	8
Growth & Income Fund	11
Growth Fund	14
Select Value Fund	17
Aggressive Opportunities Fund	20
Discovery Fund	24
International Fund	28
Diversifying Strategies Fund	31
Core Bond Index Fund	35
500 Stock Index Fund	38
Broad Market Index Fund	40
Mid/Small Company Index Fund	43
Overseas Equity Index Fund	46
Model Portfolio Savings Oriented Fund	49
Model Portfolio Conservative Growth Fund	52
Model Portfolio Traditional Growth Fund	55
Model Portfolio Long-Term Growth Fund	58
Model Portfolio All-Equity Growth Fund	61
Milestone Retirement Income Fund	64
Milestone 2010 Fund	67
Milestone 2015 Fund	71
Milestone 2020 Fund	75
Milestone 2025 Fund	79
Milestone 2030 Fund	83
Milestone 2035 Fund	87
Milestone 2040 Fund	91
Milestone 2045 Fund	95
Milestone 2050 Fund	98

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	101

ADDITIONAL INFORMATION ABOUT THE FUNDS’ RISKS	129

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS	133

MANAGEMENT OF THE FUNDS	134

SHAREHOLDER INFORMATION	136
Definition of a Business Day	136
Share Accounting for All Funds	136
Valuation of the Funds’ Investment Securities	136
Reinvestment of Earnings	137
Pricing and Timing of Transactions
Reporting to Investors	137

PURCHASES, EXCHANGES, AND REDEMPTIONS	138
Eligible Investors in the Funds	138
Share Classes—Generally	138
Share Classes—Shareholder Eligibility Requirements	138
Pricing and Timing of Purchases, Exchanges and Redemptions	139
Purchases—Generally	139
Exchanges	139
Conversions—Index Funds Only	140
Redemptions	140
Vantagepoint Elite Program	140
Inability to Conduct Business	141
Frequent Purchases and Redemptions of Fund Shares	141

DISTRIBUTION ARRANGEMENTS	144

TAX CONSEQUENCES	145

FINANCIAL HIGHLIGHTS	146

*	Until March 1, 2013, each Fund, other than the Index Funds, will continue to have a single share class, and the Index Funds will continue to have two share classes: Class I and Class II Shares. Beginning March 1, 2013, the outstanding shares of the Actively Managed Funds (other than the Diversifying Strategies Fund) will be renamed “Investor Shares,” the outstanding shares of the Model Portfolio Funds and Milestone Funds will be renamed “Investor M Shares,” and the outstanding shares of the Diversifying Strategies Fund will be renamed “T Shares.” In addition, beginning March 1, 2013, the Index Funds and the Actively Managed Funds (other than the Diversifying Strategies Fund) will each offer a new share class, called “T Shares,” and the Model Portfolio Funds and Milestone Funds will each offer a new share class, called “TM Shares.” More information about these changes is described in the prospectus.

FUND SUMMARIES

Low Duration Bond Fund

Investment Objective
To seek total return that is consistent with preservation of capital.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees	0.14%	0.14%
Other expenses	0.13%	0.38%
Total annual fund operating expenses	0.37%	0.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$38	$119	$208	$468
Investor Shares	$64	$199	$347	$776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund’s subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

The Fund’s investments in fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	securities issued by U.S. or foreign companies;
•	U.S. and foreign mortgage-backed securities;
•	U.S. and foreign asset-backed securities; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund may invest up to 10% of its net assets in securities that are rated below investment grade (commonly known as “high yield securities” or “junk bonds”) or are unrated securities that the Fund’s subadvisers determine are of comparable quality. The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities that are denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
5.34%	-1.72%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Low Duration Bond Fund
Investor Shares — Return before taxes	1.14%	3.73%	3.52%
Investor Shares — Return after taxes on distributions	0.46%	2.56%	2.26%
Investor Shares — Return after taxes on distributions and sale of fund shares	0.74%	2.50%	2.26%
T Shares — Return before taxes	1.14%	3.73%	3.52%
BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)	1.56%	3.94%	3.56%
Morningstar Short-Term Bond Funds Average (reflects no deduction for taxes)	1.66%	3.48%	3.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since December 2004
Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

STW Fixed Income Management LLC
Name	Title with Subadviser	Length of Service

William H. Williams	Chief Executive Officer and Chief Investment Officer	Portfolio Manager of the Fund since November 2004
Edward H. Jewett	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004
Richard A. Rezek, Jr., CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004
Andrew B.J. Chorlton, CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since February 2008
Neil G Sutherland, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since November 2008
Julio C. Bonilla, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since March 2010

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a

VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Inflation Protected Securities Fund

Investment Objective
To offer current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees	0.15%	0.15%
Other expenses	0.14%	0.39%
Total annual fund operating expenses	0.39%	0.64%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$40	$125	$219	$493
Investor Shares	$66	$205	$358	$800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. The Fund’s investments in these securities may include:

•	fixed income securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	fixed income securities issued by U.S. and foreign companies; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund generally invests in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above and U.S. and foreign mortgage-backed and asset-backed securities.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—Investments in inflation-adjusted securities are affected by changes in interest and inflation rates. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods, and during periods of extreme deflation these securities may not provide any income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
5.51%	-3.69%
(1st Qtr 2008)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Inflation Protected Securities Fund
Investor Shares — Return before taxes	11.53%	7.21%	5.23%
Investor Shares — Return after taxes on distributions	9.97%	5.92%	3.93%
Investor Shares — Return after taxes on distributions and sale of fund shares	7.75%	5.46%	3.74%
T Shares — Return before taxes	11.53%	7.21%	5.23%
Barclays U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	7.57%
Morningstar Inflation-Protected Bond Funds Average (reflects no deduction for taxes)	10.93%	6.66%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

BlackRock Financial Management, Inc.
Name	Title with Subadviser	Length of Service

Brian Weinstein	Managing Director	Portfolio Manager of the Fund since October 2007

Martin Hegarty	Managing Director	Portfolio Manager of the Fund since July 2010

Pacific Investment Management Company, LLC
Name	Title with Subadviser	Length of Service

Mihir Worah	Managing Director	Portfolio Manager of the Fund since January 2008

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Equity Income Fund

Investment Objective
To offer long-term capital growth with consistency derived from dividend yield.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees[1]	0.35%	0.35%
Other expenses	0.12%	0.37%
Total annual fund operating expenses[1]	0.57%	0.82%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$58	$183	$318	$714
Investor Shares	$84	$263	$457	$1,017

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. and foreign convertible securities; and
•	U.S. preferred stock.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Equity Income/Interest Rate Risk—The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
21.12%	-25.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Equity Income Fund
Investor Shares — Return before taxes	0.04%	-0.66%	4.67%
Investor Shares — Return after taxes on distributions	-0.69%	-1.11%	4.15%
Investor Shares — Return after taxes on distributions and sale of fund shares	0.78%	-0.60%	3.99%
T Shares — Return before taxes	0.04%	-0.66%	4.67%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%
Morningstar Large Value Funds Average (reflects no deduction for taxes)	-0.75%	-2.00%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Barrow, Hanley, Mewhinney & Strauss, LLC
Name	Title with Subadviser	Length of Service

Robert J. Chambers, CFA	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since August 1999

R. Lewis Ropp	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since March 2011

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since December 2000

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since December 2000

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Brian C. Rogers, CFA, CIC	Chairman and Chief Investment Officer of T. Rowe Price Group, Inc.	Portfolio Manager of the Fund since August 1999

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by the Model Portfolio and Milestone VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Growth & Income Fund

Investment Objective
To offer long-term capital growth and current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees	0.30%	0.30%
Other expenses	0.13%	0.38%
Total annual fund operating expenses	0.53%	0.78%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$54	$170	$296	$665
Investor Shares	$80	$250	$435	$969

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;
•	mid-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Equity Income/Interest Rate Risk—The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
17.11%	-21.88%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Growth & Income Fund
Investor Shares — Return before taxes	-0.69%	-0.03%	2.76%
Investor Shares — Return after taxes on distributions	-0.86%	-0.60%	2.33%
Investor Shares — Return after taxes on distributions and sale of fund shares	-0.22%	-0.05%	2.35%
T Shares — Return before taxes	-0.69%	-0.03%	2.76%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	-1.27%	-0.99%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Fiduciary Management, Inc.
Name	Title with Subadviser	Length of Service

Ted Kellner, CFA	Executive Chairman	Portfolio Manager of the Fund since January 2009

Patrick English, CFA	CEO and Chief Investment Officer	Portfolio Manager of the Fund since January 2009

John Brandser	President and COO	Portfolio Manager of the Fund since January 2009

Andy Ramer, CFA	Director of Research	Portfolio Manager of the Fund since January 2010

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Larry J. Puglia, CPA, CFA	Vice President	Portfolio Manager of the Fund since June 2001

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Ian R. Link, CFA	Director and Equity Portfolio Manager	Portfolio Manager of the Fund since February 2008

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Growth Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees[1]	0.31%	0.31%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.54%	0.79%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$55	$173	$302	$677
Investor Shares	$81	$253	$440	$981

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;
•	small-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
14.72%	-25.58%
(3rd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Growth Fund
Investor Shares — Return before taxes	-4.27%	-2.03%	0.49%
Investor Shares — Return after taxes on distributions	-4.35%	-2.12%	0.43%
Investor Shares — Return after taxes on distributions and sale of fund shares	-2.67%	-1.72%	0.41%
T Shares — Return before taxes	-4.27%	-2.03%	0.49%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
Morningstar Large Growth Funds Average (reflects no deduction for taxes)	-2.46%	0.79%	2.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers:

Atlanta Capital Management Company, LLC
Name	Title with Subadviser	Length of Service

Richard England, CFA	Managing Director and Principal	Co-Portfolio Manager of the Fund since January 2012

Paul Marshall, CFA	Vice President and Principal	Co-Portfolio Manager of the Fund since January 2012

Columbus Circle Investors
Name	Title with Subadviser	Length of Service

Anthony Rizza, CFA	Senior Managing Director	Portfolio Manager of the Fund since September 2008

Thomas Bisighini, CFA	Managing Director	Co-Portfolio Manager since May 2011

Victory Capital Management Inc.
Name	Title with Subadviser	Length of Service

Erick Maronak	Chief Investment Officer, Senior Portfolio Manager and Senior Managing Director	Lead Portfolio Manager of the Fund since January 2012

Jason Dahl, CFA	Senior Portfolio Manager and Managing Director	Co-Portfolio Manager of the Fund since January 2012

Scott Kefer, CFA	Senior Portfolio Manager and Managing Director	Co-Portfolio Manager of the Fund since January 2012

Michael Koskuba	Senior Portfolio Manager and Managing Director	Co-Portfolio Manager of the Fund since January 2012

Westfield Capital Management Company, L.P.
Name	Title with Subadviser	Length of Service

William Muggia	President, Chief Executive Officer, Partner and Chief Investment Officer	Portfolio Manager of the Fund since May 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by the Model Portfolio and Milestone VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Select Value Fund

Investment Objective
To offer long-term growth from dividend income and capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees	0.49%	0.49%
Other expenses	0.15%	0.40%
Total annual fund operating expenses	0.74%	0.99%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$76	$237	$411	$918
Investor Shares	$101	$317	$549	$1,217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. preferred stock;
•	U.S. convertible securities; and
•	small-capitalization equity securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed ‘‘Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
19.31%	-23.61%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns		Since Fund
(for the periods ended		Inception
December 31, 2011)	1 year	(October 30, 2007)

Select Value Fund
Investor Shares — Return before taxes	-0.16%	0.55%
Investor Shares — Return after taxes on distributions	-0.31%	0.37%
Investor Shares — Return after taxes on distributions and sale of fund shares	0.08%	0.44%
T Shares — Return before taxes	-0.16%	0.55%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	-0.96%
Morningstar Mid-Cap Value Funds Average (reflects no deduction for taxes)	-3.96%	-1.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates

Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

Scott C. Satterwhite	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

George O. Sertl, Jr.	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

Systematic Financial Management, L.P.
Name	Title with Subadviser	Length of Service

Ronald Mushock, CFA	Managing Partner Portfolio Manager	Portfolio Manager of the Fund since October 2007

D. Kevin McCreesh, CFA	Managing Partner Chief Investment Officer	Portfolio Manager of the Fund since October 2007

WEDGE Capital Management L.L.P.
Name	Title with Subadviser	Length of Service

Paul M. VeZolles, CFA	General Partner and Lead Mid-Cap Analyst	Portfolio Manager of the Fund since October 2007

Martin L. Robinson, CFA	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

John G. Norman	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Aggressive Opportunities Fund

Investment Objective
To offer high long-term capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees[1]	0.36%	0.36%
Other expenses	0.12%	0.37%
Total annual fund operating expenses[1]	0.58%	0.83%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$59	$186	$324	$726
Investor Shares	$85	$265	$461	$1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund’s subadvisers employing an “actively-managed” strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index, following an indexed or “passively managed” approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company’s capitalization, using weighting and rebalancing rules determined by the Fund’s adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Aggressive Opportunities Fund
Investor Shares — Return before taxes	-10.42%	-0.04%	2.83%
Investor Shares — Return after taxes on distributions	-11.82%	-1.10%	2.17%
Investor Shares — Return after taxes on distributions and sale of fund shares	-5.46%	-0.19%	2.33%
T Shares — Return before taxes	-10.42%	-0.04%	2.83%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%
Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)	-3.96%	2.01%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since July 2002

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since July 2002

TimesSquare Capital Management, LLC
Name	Title with Subadviser	Length of Service

Tony Rosenthal, CFA	Managing Director and Portfolio Manager/Analyst	Portfolio Manager of the Fund since January 2006

Grant Babyak	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since January 2006

SSgA Funds Management, Inc.
Name	Title with Subadviser	Length of Service

Michael J. Feehily, CFA	Managing Director, Portfolio Management	Portfolio Manager of the Fund since August 2012

Dwayne Hancock, CFA	Vice President, Portfolio Management	Portfolio Manager of the Fund since August 2012

Wells Capital Management Inc.
Name	Title with Subadviser	Length of Service

Thomas Pence, CFA	Managing Director and Senior Portfolio Manager	Portfolio Manager of the Fund since August 2012

Michael Smith, CFA	Co-Portfolio Manager	Portfolio Manager of the Fund since August 2012

Chris Warner, CFA	Co-Portfolio Manager	Portfolio Manager of the Fund since August 2012

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and

Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Discovery Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees	0.44%	0.44%
Other expenses	0.16%	0.41%
Total annual fund operating expenses	0.70%	0.95%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$72	$224	$390	$871
Investor Shares	$97	$304	$528	$1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality).

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
25.94%	-26.99%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns		Since Fund
(for the periods ended		Inception
December 31, 2011)	1 year	(October 30, 2007)

Discovery Fund
Investor Shares — Return before taxes	-6.15%	-1.27%
Investor Shares — Return after taxes on distributions	-6.45%	-1.75%
Investor Shares — Return after taxes on distributions and sale of fund shares	-3.93%	-1.34%
T Shares — Return before taxes	-6.15%	-1.27%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	-1.05%
Morningstar Small Blend Funds Average (reflects no deduction for taxes)	-4.07%	-1.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Asha B. Joshi, CFA	Managing Principal and Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Jamie A. Rome, CFA	Senior Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since October 2007

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

International Fund

Investment Objective
To offer long-term capital growth and diversification by country.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares,” and the Fund will offer a new share class, “T Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares	Investor Shares

Management fees	0.10%	0.10%
Subadviser fees	0.48%	0.48%
Other expenses	0.14%	0.39%
Total annual fund operating expenses	0.72%	0.97%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$74	$230	$401	$894
Investor Shares	$99	$310	$539	$1,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares will be renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
21.37%	-21.17%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

International Fund
Investor Shares — Return before taxes	-8.57%	-3.57%	4.13%
Investor Shares — Return after taxes on distributions	-8.80%	-4.09%	3.64%
Investor Shares — Return after taxes on distributions and sale of fund shares	-5.00%	-2.79%	3.77%
T Shares — Return before taxes	-8.57%	-3.57%	4.13%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Morningstar Foreign Large Blend Funds Average (reflects no deduction for taxes)	-13.97%	-4.65%	4.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

Mark L. Yockey	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since October 2002

GlobeFlex Capital, LP
Name	Title with Subadviser	Length of Service

Robert Anslow	Chief Investment Officer	Portfolio Manager of the Fund since January 2006

Mondrian Investment Partners Limited
Name	Title with Subadviser	Length of Service

Elizabeth Desmond	Director and Chief Investment Officer of International Equities	Portfolio Manager of the Fund since October 2009

Nigel Bliss	Senior Portfolio Manager	Portfolio Manager of the Fund since October 2009

Walter Scott & Partners Limited
Name	Title with Subadviser	Length of Service

Jane Henderson	Managing Director	Portfolio Manager of the Fund since May 2009

Roy Leckie	Director	Portfolio Manager of the Fund since May 2009

Charles Macquaker	Director	Portfolio Manager of the Fund since May 2011

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, T shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds. Beginning March 1, 2013, Investor Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in T Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Diversifying Strategies Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “T Shares.”

Shareholder Fees
(fees paid directly from your investment)

Transaction fees			None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Prior to 3/1/2013		Effective 3/1/2013

Management fees	0.10%		0.10%
Subadviser fees[2]	0.42%		0.42%
Other expenses	0.41%		0.16%	[3]
Total annual fund operating expenses[2]	0.93%		0.68%
Fee Waiver[1]	(0.11%	)	(0.11%	)
Total annual fund operating expenses after waiver[1,2]	0.82%		0.57%

[1]	One of the Fund’s subadvisers, Mellon Capital Management Corporation, has contractually agreed to reduce its subadvisory fees beginning May 1, 2011 through April 30, 2014. Mellon Capital Management Corporation may not terminate this contractual fee waiver prior to the end date.

[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	Beginning March 1, 2013, the transfer agent’s fees for this Fund will decrease by 0.25%. Other expenses have been restated to reflect this change.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore is reflected only in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Prior to 3/1/2013	$84	$285	$504	$1,133
Effective 3/1/2013	$58	$206	$368	$836

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;
•	Low Duration-Plus Fixed Income Strategy; and
•	Convertible Securities Strategy.

Each of these investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates). These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality) that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments
The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund’s net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund generally holds a significant portion of its assets in high-quality, short-term fixed income securities, in order to provide liquidity and meet derivatives collateral obligations. The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by a major ratings agency (or are unrated securities that the Fund’s subadvisers determine are of comparable quality); securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum quality permitted) are permitted but will be less than 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “T Shares,” and the transfer agent’s fees for this Fund will decrease by 0.25%. The following performance information has not been adjusted to reflect this decrease. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns

Best Quarter	Worst Quarter
4.07%	-5.08%
(3rd Qtr 2010)	(3rd Qtr 2008)

Average Annual Total Returns		Since Fund
(for the periods ended		Inception
December 31, 2011)	1 year	(October 30, 2007)

Diversifying Strategies Fund
Return before taxes	0.10%	1.06%
Return after taxes on distributions	-0.16%	0.77%
Return after taxes on distributions and sale of fund shares	0.36%	0.77%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.04%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	4.33%	1.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Vassilis Dagioglu	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

James H. Stavena	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

Torrey K. Zaches, CFA	Managing Director, Asset Allocation	Portfolio Manager of the Fund since March 2010

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

Calamos Advisors LLC
Name	Title with Subadviser	Length of Service

John P. Calamos, Sr.	Chief Executive Officer and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Gary D. Black	Executive Vice President, Global Co-Chief Investment Officer and Chief Investment Officer of Alternative Investments	Portfolio Manager of the Fund since August 2012

John P. Calamos, Jr.	Executive Vice President	Portfolio Manager of the Fund since January 2010

Jeff Scudieri	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

Jon Vacko	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

John Hillenbrand	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Steve Klouda	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Christopher Hartman	Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since March 2010

Joe Wysocki	Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since March 2010

Shenkman Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Mark R. Shenkman	President and Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Raymond F. Condon	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since January 2010

The Fund is available for investment only by the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds.

Core Bond Index Fund

Investment Objective
To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund will offer a new share class, “T Shares,” to investors.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)				None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares		Class I Shares	Class II Shares

Management fees	0.05%		0.05%	0.05%
Subadviser fees[1]	0.01%		0.01%	0.01%
Other expenses	0.14%		0.34%	0.14%
Total annual fund operating expenses[1]	0.20%		0.40%	0.20%
Fee waiver[2]	(0.05%	)	None	None
Total annual fund operating expenses after fee waiver[1,2]	0.15%		0.40%	0.20%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

[2]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$15	$59	$108	$250
Class I Shares	$41	$128	$224	$505
Class II Shares	$21	$64	$113	$255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency).

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
4.55%	-2.56%
(3rd Qtr 2002)	(2nd Qtr 2004)

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Core Bond Index Fund

Class I Shares — Return before taxes	7.41%	6.05%	5.32%
Class I Shares — Return after taxes on distributions	6.08%	4.41%	3.58%
Class I Shares — Return after taxes on distributions and sale of fund shares	4.78%	4.20%	3.51%
Class II Shares — Return before taxes	7.57%	6.25%	5.53%
T Shares — Return before taxes	7.41%	6.05%	5.32%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

David Kwan, CFA	Managing Director, Head of Fixed Income Management	Portfolio Manager of the Fund since March 2004

Lowell Bennett, CFA	Managing Director, Fixed Income Strategist	Portfolio Manager of the Fund since March 2004

Purchase and Sale of Fund Shares—Class I Shares of the Fund are available to: (1) public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than

$20 million administered by the ICMA Retirement Corporation and (ii) investing in the applicable Index Fund directly; (2) Individual Retirement Accounts (“IRAs”); and other (3) individual accounts that are eligible to invest in the Fund. Class II Shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

Beginning on March 1, 2013, T Shares will be available for purchase. Eligible T Share investors are: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

500 Stock Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund will offer a new share class, “T Shares,” to investors.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)				None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares		Class I Shares	Class II Shares

Management fees	0.05%		0.05%	0.05%
Subadviser fees[1]	0.01%		0.01%	0.01%
Other expenses	0.15%		0.35%	0.15%
Total annual fund operating expenses[1]	0.21%		0.41%	0.21%
Fee waiver[2]	(0.05%	)	None	None
Total annual fund operating expenses after fee waiver[1,2]	0.16%		0.41%	0.21%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

[2]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$16	$63	$113	$263
Class I Shares	$42	$132	$230	$518
Class II Shares	$22	$68	$118	$268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger- capitalization companies traded in the U.S.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
15.96%	-22.02%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

500 Stock Index Fund
Class I Shares — Return before taxes	1.72%	-0.65%	2.49%
Class I Shares — Return after taxes on distributions	1.48%	-0.91%	2.23%
Class I Shares — Return after taxes on distributions and sale of fund shares	1.43%	-0.57%	2.09%
Class II Shares — Return before taxes	1.97%	-0.44%	2.70%
T Shares — Return before taxes	1.72%	-0.65%	2.49%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I Shares of the Fund are available to: (1) public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by the ICMA Retirement Corporation and (ii) investing in the applicable Index Fund directly; (2) Individual Retirement Accounts (“IRAs”); and other (3) individual accounts that are eligible to invest in the Fund. Class II Shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

Beginning on March 1, 2013, T Shares will be available for purchase. Eligible T Share investors are: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Broad Market Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund will offer a new share class, “T Shares,” to investors.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)				None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	T Shares		Class I Shares	Class II Shares

Management fees	0.05%		0.05%	0.05%
Subadviser fees	0.02%		0.02%	0.02%
Other expenses	0.14%		0.34%	0.14%
Total annual fund operating expenses	0.21%		0.41%	0.21%
Fee waiver[1]	(0.05%	)	None	None
Total annual fund operating expenses after fee waiver[1]	0.16%		0.41%	0.21%

[1]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$16	$63	$113	$263
Class I Shares	$42	$132	$230	$518
Class II Shares	$22	$68	$118	$268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts, and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
16.67%	-22.74%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Broad Market Index Fund
Class I Shares — Return before taxes	0.85%	-0.07%	3.44%
Class I Shares — Return after taxes on distributions	0.63%	-0.31%	3.23%
Class I Shares — Return after taxes on distributions and sale of fund shares	0.84%	-0.09%	2.95%
Class II Shares — Return before taxes	1.07%	0.13%	3.65%
T Shares — Return before taxes	0.85%	-0.07%	3.44%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)	0.98%	0.12%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I Shares of the Fund are available to: (1) public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by the ICMA Retirement Corporation and (ii) investing in the applicable Index Fund directly; (2) Individual Retirement Accounts (“IRAs”); and other (3) individual accounts that are eligible to invest in the Fund. Class II Shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

Beginning on March 1, 2013, T Shares will be available for purchase. Eligible T Shares investors are: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA

Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Mid/Small Company Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund will offer a new share class, “T Shares,” to investors.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)				None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	T Shares		Class I Shares	Class II Shares

Management fees	0.05%		0.05%	0.05%
Subadviser fees[1]	0.02%		0.02%	0.02%
Other expenses	0.15%		0.35%	0.15%
Total annual fund operating expenses[1]	0.22%		0.42%	0.22%
Fee waiver[2]	(0.05%	)	None	None
Total annual fund operating expenses after fee waiver[1,2]	0.17%		0.42%	0.22%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

[2]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$17	$66	$119	$275
Class I Shares	$43	$135	$235	$530
Class II Shares	$23	$71	$124	$280

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
21.19%	-26.43%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Mid/Small Company Index Fund
Class I Shares — Return before taxes	-3.91%	1.54%	6.41%
Class I Shares — Return after taxes on distributions	-4.81%	0.69%	5.84%
Class I Shares — Return after taxes on distributions and sale of fund shares	-1.74%	1.08%	5.48%
Class II Shares — Return before taxes	-3.70%	1.75%	6.61%
T Shares — Return before taxes	-3.91%	1.54%	6.41%
Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes)	-4.10%	1.63%	6.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I Shares of the Fund are available to: (1) public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by the ICMA Retirement Corporation and (ii) investing in the applicable Index Fund directly; (2) Individual Retirement Accounts (“IRAs”); and other (3) individual accounts that are eligible to invest in the Fund. Class II Shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

Beginning on March 1, 2013, T Shares will be available for purchase. Eligible T Shares investors are: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Overseas Equity Index Fund

Investment Objective
To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund will offer a new share class, “T Shares,” to investors.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	T Shares		Class I Shares	Class II Shares

Management fees	0.05%		0.05%	0.05%
Subadviser fees[1]	0.04%		0.04%	0.04%
Other expenses	0.22%		0.42%	0.22%
Total annual fund operating expenses[1]	0.31%		0.51%	0.31%
Fee waiver[2]	(0.05%	)	None	None
Total annual fund operating expenses after fee waiver[2]	0.26%		0.51%	0.31%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

[2]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

T Shares	$27	$95	$169	$388
Class I Shares	$52	$164	$285	$640
Class II Shares	$32	$100	$174	$393

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to:

less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
25.36%	-20.16%
(2nd Qtr 2009)	(3rd Qtr 2011)

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Overseas Equity Index Fund
Class I Shares — Return before taxes	-12.42%	-5.04%	4.12%
Class I Shares — Return after taxes on distributions	-12.91%	-5.39%	3.78%
Class I Shares — Return after taxes on distributions and sale of fund shares	-7.66%	-4.14%	3.61%
Class II Shares — Return before taxes	-12.28%	-4.86%	4.33%
T Shares — Return before taxes	-12.42%	-5.04%	4.12%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I Shares of the Fund are available to: (1) public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by the ICMA Retirement Corporation and (ii) investing in the applicable Index Fund directly; (2) Individual Retirement Accounts (“IRAs”); and other (3) individual accounts that are eligible to invest in the Fund. Class II Shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

Beginning on March 1, 2013, T Shares will be available for purchase. Eligible T Shares investors are: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Savings Oriented Fund

Investment Objective
To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares. The Fund is expected to discontinue operations and liquidate on or about March 22, 2013.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.04%	0.29%	[3]
Acquired fund fees and expenses[1,2]	0.45%	0.45%
Total annual fund operating expenses[1,2]	0.59%	0.84%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.04% and Acquired fund fees and expenses are 0.70% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$60	$189	$329	$738
Investor M Shares	$86	$269	$468	$1,040

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	18% - 22%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

The Model Portfolio Savings Oriented Fund may be an appropriate investment if you are seeking to preserve principal with some opportunity for inflation protection and growth, if you have a low tolerance for price fluctuations, or if you wish to invest for the shorter term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
7.54%	-5.91%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Savings Oriented Fund
Investor M Shares — Return before taxes	2.38%	3.38%	4.08%
Investor M Shares — Return after taxes on distributions	1.77%	2.37%	3.04%
Investor M Shares — Return after taxes on distributions and sale of fund shares	1.65%	2.38%	2.95%
TM Shares — Return before taxes	2.38%	3.38%	4.08%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	5.22%	4.82%	5.03%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	1.70%	2.73%	4.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is expected to discontinue operations and liquidate on or about March 22, 2013. Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Conservative Growth Fund

Investment Objective
To offer reasonable current income and capital preservation, with modest potential for capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.02%	0.27%	[3]
Acquired fund fees and expenses[1,2]	0.48%	0.48%
Total annual fund operating expenses[1,2]	0.60%	0.85%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.02% and Acquired fund fees and expenses are 0.73% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$61	$192	$335	$750
Investor M Shares	$87	$271	$471	$1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	14% - 24%

Core Bond Index Fund	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Conservative Growth Fund
Investor M Shares — Return before taxes	1.15%	2.72%	3.97%
Investor M Shares — Return after taxes on distributions	0.65%	1.82%	3.08%
Investor M Shares — Return after taxes on distributions and sale of fund shares	0.88%	1.91%	2.96%
TM Shares — Return before taxes	1.15%	2.72%	3.97%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	4.70%	3.95%	4.73%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	1.70%	2.73%	4.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Traditional Growth Fund

Investment Objective
To offer moderate capital growth and reasonable current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.09%	0.09%
Other expenses	0.02%	0.27%	[3]
Acquired fund fees and expenses[1,2]	0.52%	0.52%
Total annual fund operating expenses[1,2]	0.63%	0.88%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.02% and Acquired fund fees and expenses are 0.77% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$64	$202	$351	$786
Investor M Shares	$90	$282	$490	$1,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund	8% - 18%

Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Equity Income Fund	7% - 17%

Growth & Income Fund	7% - 17%

Growth Fund	5% - 15%

Select Value Fund	1% - 11%

Aggressive Opportunities Fund	1% - 11%

Discovery Fund	0% - 8%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 17%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares

(the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
12.44%	-13.77%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Traditional Growth Fund
Investor M Shares — Return before taxes	-0.56%	1.74%	3.77%
Investor M Shares — Return after taxes on distributions	-1.15%	0.88%	3.03%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-0.13%	1.18%	2.93%
TM Shares — Return before taxes	-0.56%	1.74%	3.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.93%	2.68%	4.24%
Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)	-0.11%	1.33%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004
David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008
Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Long-Term Growth Fund

Investment Objective
To offer high long-term capital growth and modest current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.09%	0.09%
Other expenses	0.02%	0.27%[3]
Acquired fund fees and expenses[1,2]	0.55%	0.55%
Total annual fund operating expenses[1,2]	0.66%	0.91%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.02% and Acquired fund fees and expenses are 0.80% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$67	$211	$368	$822
Investor M Shares	$93	$290	$504	$1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	8% - 18%

Growth & Income Fund	8% - 18%

Growth Fund	7% - 17%

Select Value Fund	4% - 14%

Aggressive Opportunities Fund	4% - 14%

Discovery Fund	0% - 10%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 14%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
14.99%	-17.33%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Long-Term Growth Fund
Investor M Shares — Return before taxes	-1.98%	0.93%	3.71%
Investor M Shares — Return after taxes on distributions	-2.59%	0.08%	3.07%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-0.80%	0.58%	2.99%
TM Shares — Return before taxes	-1.98%	0.93%	3.71%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	3.29%	1.70%	3.85%
Morningstar Aggressive Allocation Funds Average (reflects no deduction for taxes)	-3.80%	-0.21%	3.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio All-Equity Growth Fund

Investment Objective
To offer high long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.02%	0.27%[3]
Acquired fund fees and expenses[1,2]	0.62%	0.62%
Total annual fund operating expenses[1,2]	0.74%	0.99%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.02% and Acquired fund fees and expenses are 0.87% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$76	$237	$411	$918
Investor M Shares	$101	$317	$549	$1,217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	12% - 22%

Growth Fund	12% - 22%

Select Value Fund	5% - 15%

Aggressive Opportunities Fund	5% - 15%

Discovery Fund	4% - 14%

International Fund	15% - 25%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

The significant allocation to equity securities through the underlying Funds in which this Model Portfolio invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation; intend to invest for the long term (10 years or more); are seeking to maximize principal growth without regard to current income; and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
19.60%	-23.60%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio All-Equity Growth Fund
Investor M Shares — Return before taxes	-4.23%	-0.74%	2.94%
Investor M Shares — Return after taxes on distributions	-4.68%	-1.62%	2.41%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-2.70%	-0.76%	2.46%
TM Shares — Return before taxes	-4.23%	-0.74%	2.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	-0.86%	-1.08%	3.23%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	-1.27%	-0.99%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone Retirement Income Fund

Investment Objective
To seek to offer current income and opportunities for capital growth that have limited risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M shares

Management fees	0.10%	0.10%
Other expenses	0.05%	0.30%[3]
Acquired fund fees and expenses[1,2]	0.45%	0.45%
Total annual fund operating expenses[1,2]	0.60%	0.85%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.05% and Acquired fund fees and expenses are 0.70% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$61	$192	$335	$750
Investor M Shares	$87	$272	$473	$1,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, have a low tolerance for price fluctuations, or wish to invest for the short term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the

Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April

30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
8.32%	-7.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone Retirement Income Fund
Investor M Shares — Return before taxes	2.37%	3.13%	3.78%
Investor M Shares — Return after taxes on distributions	1.53%	2.19%	2.86%
Investor M Shares — Return after taxes on distributions and sale of fund shares	2.04%	2.25%	2.81%
TM Shares — Return before taxes	2.37%	3.13%	3.78%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.28%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	5.22%	4.48%	4.73%
Morningstar Retirement Income Funds Average (reflects no deduction for taxes)	1.60%	2.86%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2010 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.05%	0.30%[3]
Acquired fund fees and expenses[1,2]	0.51%	0.51%
Total annual fund operating expenses[1,2]	0.66%	0.91%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.05% and Acquired fund fees and expenses are 0.76% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$67	$211	$368	$822
Investor M Shares	$93	$291	$506	$1,123

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	11% - 21%

Core Bond Index Fund	2% - 12%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	6% - 16%

Growth Fund	2% - 12%

International Fund	4% - 14%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 23%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 45% equity, 37% fixed income, and 18% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2010), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you retired in or around the year 2010 and would like to make gradual withdrawals from the Fund.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
9.28%	-8.96%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2010 Fund
Investor M Shares — Return before taxes	1.41%	2.65%	3.81%
Investor M Shares — Return after taxes on distributions	0.77%	1.73%	2.94%
Investor M Shares — Return after taxes on distributions and sale of fund shares	1.25%	1.91%	2.91%
TM Shares — Return before taxes	1.41%	2.65%	3.81%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.28%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	4.52%	3.97%	4.71%
Morningstar Target Date 2000-2010 Funds Average (reflects no deduction for taxes)	0.91%	1.64%	3.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distribution to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2015 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.04%	0.29%[3]
Acquired fund fees and expenses[1,2]	0.49%	0.49%
Total annual fund operating expenses[1,2]	0.63%	0.88%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.04% and Acquired fund fees and expenses are 0.74% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$64	$202	$351	$786
Investor M Shares	$90	$282	$490	$1,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	7% - 17%

Core Bond Index Fund	4% - 14%

Inflation Protected Securities Fund	6% - 16%

Equity Funds:	Allocation Range:

Equity Income Fund	14% - 24%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund	0% - 9%

International Fund	5% - 15%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	12% - 22%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year

2015. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 53% equity, 30% fixed income and 17% multi-strategy. The asset mix will become progressively more conservative so that by the year 2015 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2015), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
11.66%	-12.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2015 Fund
Investor M Shares — Return before taxes	0.70%	2.01%	3.79%
Investor M Shares — Return after taxes on distributions	0.12%	1.17%	3.02%
Investor M Shares — Return after taxes on distributions and sale of fund shares	0.76%	1.43%	2.99%
TM Shares — Return before taxes	0.70%	2.01%	3.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	4.21%	3.03%	4.33%
Morningstar Target Date 2011-2015 Funds Average (reflects no deduction for taxes)	-0.27%	0.55%	3.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2020 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.03%	0.28%[3]
Acquired fund fees and expenses[1,2]	0.46%	0.46%
Total annual fund operating expenses[1,2]	0.59%	0.84%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.03% and Acquired fund fees and expenses are 0.71% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$60	$189	$329	$738
Investor M Shares	$86	$268	$466	$1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund	8% - 18%

Inflation Protected Securities Fund	0% - 8%

Equity Funds:	Allocation Range:

Equity Income Fund	16% - 26%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund	3% - 13%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	11% - 21%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year

2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 62% equity, 23% fixed income, and 15% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2020), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
12.97%	-14.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2020 Fund
Investor M Shares — Return before taxes	-0.26%	1.43%	3.58%
Investor M Shares — Return after taxes on distributions	-0.70%	0.60%	2.85%
Investor M Shares — Return after taxes on distributions and sale of fund shares	0.11%	0.94%	2.82%
TM Shares — Return before taxes	-0.26%	1.43%	3.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.87%	2.44%	4.06%
Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)	-0.22%	0.36%	3.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their

Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2025 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.04%	0.29%[3]
Acquired fund fees and expenses[1,2]	0.48%	0.48%
Total annual fund operating expenses[1,2]	0.62%	0.87%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.04% and Acquired fund fees and expenses are 0.73% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$63	$199	$346	$774
Investor M Shares	$89	$278	$482	$1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 9%

Core Bond Index Fund	9% - 19%

Equity Funds:	Allocation Range:

Equity Income Fund	18% - 28%

Growth & Income Fund	8% - 18%

Growth Fund	4% - 14%

Mid/Small Company Index Fund	6% - 16%

International Fund	9% - 19%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	9% - 19%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 70% equity, 17% fixed income, and 13% multi-strategy. The asset mix will become progressively more conservative so that by the year 2025 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2025), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
14.23%	-16.53%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2025 Fund
Investor M Shares — Return before taxes	-0.85%	0.95%	3.43%
Investor M Shares — Return after taxes on distributions	-1.25%	0.18%	2.76%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-0.23%	0.61%	2.77%
TM Shares — Return before taxes	-0.85%	0.95%	3.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.51%	1.86%	3.78%
Morningstar Target 2021-2025 Funds Average (reflects no deduction for taxes)	-2.06%	-0.23%	3.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark.

The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2030 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.05%	0.30%[3]
Acquired fund fees and expenses[1,2]	0.49%	0.49%
Total annual fund operating expenses[1,2]	0.64%	0.89%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.05% and Acquired fund fees and expenses are 0.74% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$65	$205	$357	$798
Investor M Shares	$91	$285	$495	$1,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 7%

Core Bond Index Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	19% - 29%

Growth & Income Fund	9% - 19%

Growth Fund	5% - 15%

Mid/Small Company Index Fund	9% - 19%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	6% - 16%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 78% equity, 11% fixed income, and 11% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2030), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
15.48%	-18.28%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2030 Fund
Investor M Shares — Return before taxes	-1.46%	0.50%	3.28%
Investor M Shares — Return after taxes on distributions	-1.79%	-0.21%	2.66%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-0.64%	0.25%	2.66%
TM Shares — Return before taxes	-1.46%	0.50%	3.28%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.14%	1.31%	3.48%
Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)	-2.26%	-0.79%	2.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2035 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.07%	0.32%[3]
Acquired fund fees and expenses[1,2]	0.48%	0.48%
Total annual fund operating expenses[1,2]	0.65%	0.90%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.07% and Acquired fund fees and expenses are 0.73% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$66	$208	$362	$810
Investor M Shares	$92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 5%

Core Bond Index Fund	1% - 11%

Equity Funds:	Allocation Range:

Equity Income Fund	20% - 30%

Growth & Income Fund	10% - 20%

Growth Fund	6% - 16%

Mid/Small Company Index Fund	12% - 22%

International Fund	12% - 22%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	2% - 12%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 87% equity, 6% fixed income and 7% multi-strategy. The asset mix will become progressively more conservative so that by the year 2035 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2035), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
16.89%	-19.96%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2035 Fund
Investor M Shares — Return before taxes	-2.24%	0.16%	3.15%
Investor M Shares — Return after taxes on distributions	-2.55%	-0.53%	2.56%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-1.12%	0.00%	2.58%
TM Shares — Return before taxes	-2.24%	0.16%	3.15%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	2.72%	0.81%	3.21%
Morningstar Target Date 2031-2035 Funds Average (reflects no deduction for taxes)	-3.51%	-0.99%	2.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2040 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.07%	0.32%[3]
Acquired fund fees and expenses[1,2]	0.48%	0.48%
Total annual fund operating expenses[1,2]	0.65%	0.90%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.07% and Acquired fund fees and expenses are 0.73% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$66	$208	$362	$810
Investor M Shares	$92	$288	$500	$1,112

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	7% - 17%

Mid/Small Company Index Fund	15% - 25%

International Fund	14% - 24%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	0% - 7%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 94% equity, 5% fixed income and 1% multi-strategy. The asset mix will become progressively more conservative so that by the year 2040 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2040), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
17.72%	-20.83%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since Fund
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone 2040 Fund
Investor M Shares — Return before taxes	-2.61%	0.03%	3.08%
Investor M Shares — Return after taxes on distributions	-2.89%	-0.64%	2.46%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-1.39%	-0.13%	2.48%
TM Shares — Return before taxes	-2.61%	0.03%	3.08%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	-0.68%	-1.02%	2.57%
Morningstar Target Date 2036-2040 Funds Average (reflects no deduction for taxes)	-3.49%	-1.26%	2.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible fund Investor. Beginning March 1, 2013, TM Shares will be only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2045 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses	0.25%	0.50%[3]
Acquired fund fees and expenses[1,2]	0.47%	0.47%
Total annual fund operating expenses[1,2]	0.82%	1.07%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

[3]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 0.25% and Acquired fund fees and expenses are 0.72% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

TM Shares	$84	$262	$455	$1,014
Investor M Shares	$109	$340	$590	$1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund	15% - 25%

International Fund	14% - 24%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2045 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2045), the Fund will reach its “landing point” and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares

(the Fund’s outstanding shares will be renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. On March 1, 2013, the transfer agent’s fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
11.43%	-16.61%
(3rd Qtr 2010)	(3rd Qtr 2011)

Average Annual Total Returns		Since Fund
(for the periods ended		Inception
December 31, 2011)	1 year	(January 4, 2010)

Milestone 2045 Fund
Investor M Shares — Return before taxes	-2.81%	5.55%
Investor M Shares — Return after taxes on distributions	-3.26%	5.18%
Investor M Shares — Return after taxes on distributions and sale of fund shares	-1.35%	4.68%
TM Shares — Return before taxes	-2.81%	5.55%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	8.44%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	-0.71%	6.26%
Morningstar Target Date 2041-2045 Funds Average (reflects no deduction for taxes)	-4.10%	4.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2010

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2010

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2010

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2050 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares,” and the Fund will offer a new share class, “TM Shares,” to investors. In the interim, the Fund continues to offer its existing shares to investors. Information about these shares is described below under Investor M Shares.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees (All share classes)		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	TM Shares	Investor M Shares

Management fees	0.10%	0.10%
Other expenses[1]	1.77%	2.02%[5]
Acquired fund fees and expenses[2,4]	0.47%	0.47%
Total annual fund operating expenses[2,4]	2.34%	2.59%
Fee waiver and/or expense reimbursement[3]	(1.49%)	(1.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement[3,4]	0.85%	1.10%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

[3]	The investment adviser has agreed to waive fees or reimburse expenses (other than extraordinary expenses) until April 30, 2014 to limit the Fund’s total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. After such date, this arrangement can be terminated by the investment adviser upon notification to the Fund’s Board of Directors.

[4]	Fees and expenses have been restated to reflect current fees and expenses.

[5]	On March 1, 2013, in connection with the new share class structure, the transfer agent’s fees will increase for the Fund’s existing shares (to be renamed Investor M Shares at that time) and decrease at the acquired fund level, resulting in no immediate change in the total expense ratio for the Fund’s existing shares. Fees and expenses have been restated to reflect these changes. Until March 1, 2013, Other expenses are 1.77% and Acquired fund fees and expenses are 0.72% (with total operating expenses remaining the same).

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver and/or expense reimbursement described above expires on April 30, 2014 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years

TM Shares	$87	$587
Investor M Shares	$112	$663

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund has not yet completed a full fiscal year, the portfolio turnover rate is not available.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2050. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2060 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund	15% - 25%

International Fund	14% - 24%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2050. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2050 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2050), the Fund will reach its “landing point” and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. Beginning March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2050.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Indexing Risk—The Fund invests a portion of its assets in underlying Funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying Funds at times when an actively managed portfolio would not do so. In addition, performance of underlying Funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying Funds.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Risk/Return Bar Chart and Table
The Fund has not been in operation for a full calendar year, therefore no performance information is included.

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2012

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2012

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2012

Purchase and Sale of Fund Shares—Prior to March 1, 2013, Fund shares are available for purchase by any eligible Fund investor. Beginning March 1, 2013, TM shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA Retirement Corporation; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests. Beginning March 1, 2013, Investor M Shares will be available for purchase by any eligible Fund investor that does not qualify for investment in TM Shares.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 to obtain an IRA Account Withdrawal Form or a VantageCare Retirement Health Savings Plan (“RHS”) Benefits Reimbursements Request Form. For a VantageCare RHS Employer Investment Program (“EIP”) Payment Request Form, call Client Services at 800-326-7272.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Additional Information About the Funds’ Investment Objectives and Principal Investment Strategies
Investment Objectives and Strategies

The investment objectives of all of the Funds except the Index Funds, are fundamental and cannot be changed without shareholder approval. The investment objectives of the Index Funds are non-fundamental and can be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. Each Fund may, from time to time, take temporary defensive or liquidity positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During unusual economic or market conditions, or for temporary defensive purposes or liquidity purposes, each Fund may invest up to 100% of its assets in securities that would not ordinarily be consistent with the Fund’s objectives or in cash and cash equivalents. A Fund will do so only if VIA or a Fund’s subadviser believes the risk of loss outweighs the opportunity for capital gains or higher income. A Fund may not achieve its investment objective(s) while taking a temporary defensive position or a liquidity position.

Certain Investment Limitations of the Funds

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Please see the SAI for other investment limitations and restrictions. Some of these limitations are that a Fund will not:

(a) with respect to 75% of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the Fund’s total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its net assets in any one industry (except to the extent that the applicable benchmark for an Index Fund does not meet this standard; to the extent that a Milestone Fund invests in investment companies; or to the extent that an underlying Fund, in which a Milestone Fund invests, concentrates in a single industry);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

Certain investment limitations and restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction.

The Actively Managed Funds

Low Duration Bond Fund

Investment Objective—To seek total return that is consistent with preservation of capital.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that its subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. The Fund invests in a wide variety of fixed income securities payable primarily in U.S. dollars. These fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank);

•	securities issued by U.S. or foreign companies;

•	U.S. and foreign mortgage-backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities;

•	U.S. and foreign asset-backed securities, which may include utility rate reduction bonds and securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans, and small business loans; and

•	municipal securities.

The Fund generally invests in investment grade fixed income securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s Investor Services, Inc. (“Moody’s”) (at least Baa), or Fitch Ratings (“Fitch”) (at least BBB) or are unrated securities that the Fund’s subadvisers determine are of comparable quality. However, the Fund may invest up to 10% of its net assets in fixed income securities rated below investment grade (commonly known as “high yield securities” or “junk bonds”).

The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, options on swaps (swaptions), and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing a low duration strategy. Payden & Rygel seeks to identify undervalued sectors and securities and make duration shifts to seek to add value. Quantitative techniques focused on quality, liquidity, and safety of principal are used to seek to control risk. Payden & Rygel has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	With Payden & Rygel since 1986	Equal responsibility among team members
Mary Beth Syal, CFA	With Payden & Rygel since 1991	Equal responsibility among team members

STW Fixed Income Management LLC (“STW”), 6185 Carpinteria Avenue, Carpinteria, California 93013, serves as a subadviser to the Fund employing a low duration strategy. STW’s strategy is to focus exclusively on value added sector and securities selection with portfolio duration defined by the benchmark. STW has served as a subadviser since 2004.

Name	Five Year Business History	Role in Fund Management

William H. Williams	With STW for more than 30 years	Chief Investment Strategist, Portfolio Management, Portfolio Construction, Research
Edward H. Jewett	Joined STW in 1988	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Richard A. Rezek, Jr., CFA	Joined STW in 2002	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Andrew B.J. Chorlton, CFA	Joined STW in 2007; with AXA Investment Managers for 6 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Neil G. Sutherland, CFA	Joined STW in 2008; with AXA Investment Managers for 7 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Julio C. Bonilla, CFA	Joined STW in 2010	Portfolio Management, Portfolio Construction, Quantitative Research, Trading

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Inflation Protected Securities Fund

Investment Objective—To offer current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. These fixed income securities may include: (1) securities issued or guaranteed by the U.S. Government, foreign governments (national, regional, or local), and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank); (2) securities issued by U.S. and foreign companies; and (3) municipal securities.

The Fund generally invests in investment grade fixed income securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in reported inflation rates. These securities may include those listed above, in addition to U.S. and foreign mortgage-backed securities (which may include: (1) U.S. agency and non-agency pass through and collateralized mortgage obligations and (2) U.S. and foreign commercial mortgage-backed securities) and asset-backed securities (which may include utility rate reduction bonds and securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans and small business loans). The Fund generally invests in securities denominated in U.S. dollars, but may invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, options on swaps (swaptions), and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Investment Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. BlackRock seeks to invest in a broad array of fixed income securities, including non-benchmark sectors. BlackRock primarily invests in investment grade securities, but may invest opportunistically in below investment grade securities. BlackRock has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Brian Weinstein	Joined BlackRock in 2000	Portfolio Manager
Martin Hegarty	Joined BlackRock in 2010, with Bank of America Merrill Lynch from 2003 to 2010	Portfolio Manager

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. PIMCO seeks to invest in a broad array of investment grade fixed income securities including non-benchmark sectors. PIMCO has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Mihir Worah	Joined PIMCO in 2003	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Equity Income Fund

Investment Objective—To offer long-term capital growth with consistency derived from dividend yield.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;

•	U.S. and foreign convertible securities; and

•	U.S. preferred stock.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Fund employing a contrarian value strategy. BHMS follows a value-oriented investment approach that stresses fundamental analysis in its process of individual stock selection. BHMS has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Robert J. Chambers, CFA	Joined BHMS in 1994	Lead Portfolio Manager
R. Lewis Ropp	Joined BHMS in 2001	Portfolio Manager

Southeastern Asset Management, Inc. (“Southeastern”), 6410 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy. Southeastern seeks to invest in financially strong, well-managed companies that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a relative yield value strategy. T. Rowe Price, seeks to invest in securities that display above-market yield and below-market valuation with good prospects for capital appreciation and dividend growth. T. Rowe Price has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Brian C. Rogers, CFA, CIC	Joined T. Rowe Price in 1982	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Growth & Income Fund

Investment Objective—To offer long-term capital growth and current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;

•	mid-capitalization equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, employs a large-cap blend strategy. FMI generally seeks to employ what it believes to be a business owner’s approach to investing by seeking to evaluate a potential investment as if it were an outright purchase of the company. This includes a detailed analysis of the economics of the business, the return on invested capital, and the qualities of the management team. FMI has served as a subadviser since 2009.

Name	Five Year Business History	Role in Fund Management

Ted Kellner, CFA	Joined FMI in 1980	Equal responsibility among team members
Patrick English, CFA	Joined FMI in 1986	Equal responsibility among team members
John Brandser	Joined FMI in 1995	Equal responsibility among team members
Andy Ramer, CFA	Joined FMI in 2002	Equal responsibility among team members

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a blue chip growth strategy. T. Rowe Price uses fundamental research to identify firms that it believes to be well-established in their industries and have potential for above-average earnings growth. T. Rowe Price has served as a subadviser since 2001.

Name	Five Year Business History	Role in Fund Management

Larry J. Puglia, CPA, CFA	Joined T. Rowe Price in 1990	Portfolio Manager

Wellington Management Company, LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, employs a yield focused strategy. Wellington Management seeks to invest in large-capitalization companies that it believes are selling at attractive prices relative to the market and that sell at below-average price-to-earnings multiples. Wellington Management has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

Ian R. Link, CFA	Joined Wellington Management in 2006	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Growth Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth.

The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;

•	small-capitalization equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Atlanta Capital Management Company, LLC (“Atlanta Capital”), 1075 Peachtree Street NE, Suite 2100, Atlanta, Georgia 30309 serves as a subadviser to the Fund employing a large-cap growth strategy. Atlanta Capital seeks to invest in companies with a demonstrated history of consistent growth and stability in earnings that Atlanta Capital believes will provide attractive returns with moderate risk over the long-term. Atlanta Capital’s investment process combines growth stock investing with a proprietary reward-to-risk valuation discipline to create portfolios of approximately forty-five to fifty-five companies that it believes to be high quality. Atlanta Capital has served as a subadviser since 2012.

Name	Five Year Business History	Role in Fund Management

Richard England, CFA	Joined Atlanta Capital in 2004	Co-Portfolio Manager
Paul Marshall, CFA	Joined Atlanta Capital in 2000	Co-Portfolio Manager

Victory Capital Management, Inc. (“Victory Capital”), 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 serves as a subadviser to the Fund employing a large-cap growth strategy. Victory Capital seeks to invest in a focused portfolio of approximately thirty stocks of growth companies that Victory Capital believes are high quality and will deliver earnings growth greater than that which the market expects. Victory Capital has served as a subadviser since 2012.

Name	Five Year Business History	Role in Fund Management

Erick Maronak	Joined Victory and/or an affiliate in 2003	Lead Portfolio Manager and Chief Investment Officer
Jason Dahl, CFA	Joined Victory and/or an affiliate in 2003	Co-Portfolio Manager
Scott Kefer, CFA	Joined Victory and/or an affiliate in 2003	Co-Portfolio Manager
Michael Koskuba	Joined Victory and/or an affiliate in 2003	Co-Portfolio Manager

Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Fund employing a large-cap growth strategy. Westfield seeks to invest the portion of the Fund’s portfolio that it manages in growth stocks of companies with market capitalizations typically in excess of $6 billion at the time of initial purchase. The portfolio also may invest in stocks of companies with market capitalizations below $6 billion, if such stocks’ market capitalization is within the range of the Russell 1000 Growth benchmark. The firm’s investment philosophy is based on its belief that stock prices follow earnings progress. Through in-depth, fundamental research, Westfield seeks out companies with reasonably priced stocks and high anticipated earnings potential. Westfield has served as a subadviser since 2005.

Name	Five Year Business History	Role in Fund Management

William Muggia	Joined Westfield in 1994	Portfolio Manager among team members

Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Fund employing a large-cap growth strategy. Columbus Circle utilizes fundamental analysis in the context of the prevailing economic environment to build portfolios of companies that it believes meet specific criteria related to company success, believing that “positive momentum” in a company’s progress plus “positive surprise” in reported results should yield superior returns through rising stock prices. Columbus Circle has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

Anthony Rizza, CFA	Joined Columbus Circle in 1991	Lead Portfolio Manager
Thomas Bisighini, CFA	Joined Columbus Circle in 2004	Co-Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Select Value Fund

Investment Objective—To offer long-term growth from dividend income and capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Russell Midcap Value Index is a widely used benchmark for mid-cap value stock performance and its market capitalization range, as of March 31, 2012, was $128.8 million to $22.9 billion. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund may also invest in:

•	foreign equity securities;

•	U.S. preferred stock;

•	U.S. convertible securities; and

•	small-capitalization equity securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Artisan Partners Limited Partnership (“Artisan Partners”), 875 E. Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202, serves as a subadviser to the Fund employing a contrarian value strategy. Artisan Partners employs a fundamental investment process to construct a diversified portfolio of medium-sized U.S. companies believed to be undervalued, in solid financial condition, and have attractive business economics. Artisan Partners has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

James C. Kieffer	Joined Artisan Partners in 1997	Equal Responsibility among Portfolio Managers
Scott C. Satterwhite	Joined Artisan Partners in 1997	Equal Responsibility among Portfolio Managers
George O. Sertl, Jr.	Joined Artisan Partners in 2000	Equal Responsibility among Portfolio Managers

Systematic Financial Management, L.P. (“Systematic”), 300 Frank W. Burr Boulevard, Teaneck, New Jersey 07666, serves as a subadviser to the Fund employing a relative value strategy. Systematic focuses on seeking to identify undervalued companies exhibiting a combination of low forward price-to-earnings ratios and a positive earnings catalyst. Systematic has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Ronald Mushock, CFA	Joined Systematic in 1997	Lead Portfolio Manager
D. Kevin McCreesh, CFA	Joined Systematic in 1996	Portfolio Manager

WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920, Charlotte, North Carolina 28202, serves as a subadviser to the Fund employing a concentrated traditional value strategy. WEDGE uses both quantitative research and independent qualitative analysis. The firm employs two proprietary, fundamentally-based screening models that seek to identify stocks with low price-to-earnings ratios, high earnings quality, momentum, and the greatest growth potential. WEDGE has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Paul M. VeZolles, CFA	Joined WEDGE in 1995	Lead mid-cap analyst, responsible for the fundamental, bottom-up research for the Fund and making investment recommendations to the Investment Policy Committee; also responsible for making adjustments to the position size, as well as the decision to sell the security.
Martin L. Robinson, CFA	Joined WEDGE in 1996	Member of the Investment Policy Committee with primary oversight responsibility.

Name	Five Year Business History	Role in Fund Management

John G. Norman	Joined WEDGE in 2004	Member of the Investment Policy Committee with primary oversight responsibility.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Aggressive Opportunities Fund

Investment Objective—To offer high long-term capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund’s subadvisers employing an “actively-managed” strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index, following an indexed or “passively managed” approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap Index and as of March 31, 2012, the market capitalization range of the Russell Midcap Index was from $126.0 million to $23.1 billion.

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company’s capitalization, using weighting and rebalancing rules determined by the Fund’s adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets, but normally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Southeastern, 6140 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy. Southeastern seeks to invest in financially strong, well-managed companies, that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern has served since 2002.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-Founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

TimesSquare Capital Management, LLC (“TimesSquare”), 1177 Avenue of the Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Fund employing a growth opportunities strategy. TimesSquare uses a bottom up, research intensive approach to identify mid-cap securities that it believes have the greatest growth potential. TimesSquare has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Tony Rosenthal, CFA	Joined TimesSquare in 2000	Equal responsibility among team members
Grant Babyak	Joined TimesSquare in 2000	Equal responsibility among team members

SSgA Funds Management, Inc. (“SSgA FM”), 1 Lincoln Street, Boston, Massachusetts 02111, serves as a subadviser to the Fund employing a “passive” or “indexing” strategy. SSgA FM seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index and without fundamental or quantitative analysis. SSgA FM has served as a subadviser since August 2012.

Name	Five Year Business History	Role in Fund Management

Michael J. Feehily, CFA	Joined SSgA FM in 1997	Portfolio Manager
Dwayne Hancock, CFA	Joined SSgA FM in 1996	Portfolio Manager

Wells Capital Management Inc. (“WellsCap”), 525 Market Street, San Francisco, California 94105, serves as a subadviser to the Fund employing a fundamental small and medium capitalization growth equity strategy. WellsCap seeks to invest primarily in the equities of small and medium capitalization securities that it believes trade at reasonable valuations. WellsCap has served as a subadviser since August 2012.

Name	Five Year Business History	Role in Fund Management

Thomas Pence, CFA	Joined WellsCap in 2005	Lead Portfolio Manager
Michael Smith, CFA	Joined WellsCap in 2005	Co-Portfolio Manager
Chris Warner, CFA	Joined WellsCap in 2007	Co-Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Discovery Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small-cap stock performance, and its market capitalization range as of March 31, 2012, was $22.5 million to $3.6 billion. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures, (2) may include (i) government and agency securities; (ii) corporate bonds; (iii) mortgage-backed securities (which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities); (iv) asset-backed securities (which may include utility rate reduction securities and securities backed by collateral such as credit card receivables, home equity loans, student loans, and small business loans); and (v) municipal securities, and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

The Fund’s investments also may include:

•	foreign equity securities (including those of issuers located in emerging market countries);

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB) or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, options on swaps (swaptions), and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing an enhanced index strategy. Payden & Rygel’s enhanced index strategy utilizes Russell 2000 Index futures contracts or swap agreements to gain equity exposure, combined with purchasing fixed income securities seeking to generate returns in excess of the futures contracts or swap agreements implied financing costs. Payden & Rygel has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Asha B. Joshi, CFA	Joined Payden & Rygel in 1994	Equal responsibility among team members
Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members

Wellington Management, 280 Congress Street, Boston, Massachusetts 02210, serves as a subadviser to the Fund employing a diversified small-blend strategy. Wellington

Management seeks to invest in companies that it believes to be fundamentally sound and that can be purchased at what it believes to be attractive valuations; emphasis is placed on evaluating the long-term investment merit of the company rather than the trading characteristics of its securities. Wellington Management has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Jamie A. Rome, CFA	Joined Wellington Management in 1994	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

International Fund

Investment Objective—To offer long-term capital growth and diversification by country.

Principal Investment Strategies—The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities, including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets, but normally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Artisan Partners, 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202, employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Artisan seeks long-term capital growth and diversification by country, by using fundamental analysis to identify stocks of individual companies that Artisan Partners believes have sustainable growth, dominant industry positions, excellent management, attractive valuations and offer long- or short-term growth opportunities. Artisan Partners has served as a subadviser since 2002.

Name	Five Year Business History	Role in Fund Management

Mark L. Yockey	Joined Artisan Partners in 1995	Portfolio Manager

GlobeFlex Capital, LP (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, employs a diversified all-cap strategy. GlobeFlex combines fundamental characteristics of traditional bottom-up research with systematic characteristics of quantitative investing in an effort to identify growing companies. GlobeFlex seeks to establish a diversified portfolio of stocks of multiple market-capitalizations and seeks to identify stocks issued by companies that, in GlobeFlex’s opinion, are characterized by accelerating growth, strong management teams and attractive valuations. GlobeFlex has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Robert Anslow	Co-Founder of GlobeFlex in 1994	Portfolio Manager

Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London EC2V 7JD, employs a value-oriented international strategy. Mondrian seeks to invest in securities that it believes are priced below fair market value based on anticipated future cash flow to shareholders. A company’s expected future real growth and dividend yield, each as determined by Mondrian, play a central role in the firm’s decision making process. Mondrian seeks to apply this methodology consistently to individual securities across all markets and industries. Mondrian has served as a subadviser since 2009.

Name	Five Year Business History	Role in Fund Management

Elizabeth Desmond	Joined Mondrian in 1991	Equal responsibility among team members
Nigel Bliss	Joined Mondrian in 1995	Equal responsibility among team members

Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4D4, employs a concentrated growth strategy. Walter Scott uses traditional fundamental analysis to build a concentrated portfolio of companies that, in Walter Scott’s opinion, are growing earnings, are operated by capable management teams, have strong balance sheets and are positioned in attractive areas of the global economy. Walter Scott has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Jane Henderson	Joined Walter Scott in 1995	Equal responsibility among team members
Roy Leckie	Joined Walter Scott in 1995	Equal responsibility among team members
Charles Macquaker	Joined Walter Scott in 1991	Equal responsibility among team members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Diversifying Strategies Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;

•	Low Duration-Plus Fixed Income Strategy; and

•	Convertible Securities Strategy.

Each of the above investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets, by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates). These fixed income securities are generally investment grade securities that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies, that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments

Derivative Instruments—The Fund uses derivative instruments, including futures and options, options on swaps (swaptions), swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stock and fixed income securities. Derivatives trading is intended to give the Fund the ability to share in the positive or negative returns of specific stocks, bonds, currencies, and broad and narrow market indices, traded in U.S. and foreign markets, without directly owning them. Derivative instruments also may be used to manage risk by, for example, hedging Fund portfolio holdings against losses due to exposure to certain markets, sectors or currencies. The Fund may take both long positions in derivatives (the values of which typically move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which typically move in the opposite direction from the prices of the underlying investments, pools of investments, indexes or currencies). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes. In addition, the Fund may use strategies that combine long and short positions in derivative instruments in order to seek to benefit from misvaluations and manage risk. Short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The Fund does not sell underlying securities short.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the Fund’s net assets. Normally, on average, over the long term, 0-10% of the Fund’s net assets are held in short positions in derivatives instruments. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to its strategies, the Fund generally holds a significant portion of its assets in high quality, short-term fixed income securities.

Investment Grade Securities—“Investment grade” securities generally are those rated within the four highest categories by at least one major rating agency such as Standard & Poor’s (at least BBB), Moody’s (at least Baa) or Fitch (at least BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

Fixed Income Securities—The Fund invests at least 40% of the Fund’s net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by Standard and Poor’s, Moody’s or Fitch or are unrated securities that the Fund’s subadvisers determine are of comparable quality; securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum credit quality permitted) are permitted but will be less than 5% of the Fund’s net assets. The Fund limits its investments in fixed income securities of issuers located in emerging market countries or that are rated below investment grade so that, taken together, they equal no more than 30% of the Fund’s net assets.

Mortgage-Backed and Asset-Backed Securities—Assets of the Fund may be invested in U.S. or foreign mortgage backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities and U.S. or foreign asset-backed securities including utility rate reduction bonds and fixed income securities backed by collateral, such as credit card receivables, home equity loans, student loans, and small business loans.

Volatility and Low Correlation—Although the Fund strives to have less long-term volatility than stocks in general, the Fund’s investment returns may be volatile over short periods of time. In addition, although the Fund may have low correlation to traditional asset classes (and therefore, for example, may outperform the stock market during periods of negative stock market performance and may underperform the stock market during periods of strong stock market performance), there can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall stock or bond markets. Further, there can be no assurance that the Fund will have less long-term volatility than the stock markets or have a low correlation to stocks and bonds (i.e., the Fund’s returns could move in tandem with those traditional asset classes).

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadviser. Each subadviser’s specific strategy is described below.

Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Fund employing a global convertible securities strategy. Calamos’ strategy is to invest primarily in a portfolio of convertible securities of U.S. or foreign companies (which may include emerging markets) that they believe are undervalued and represent an attractive risk/reward opportunity. Calamos employs an investment process that encompasses both top-down and bottom-up analysis. Top-down analysis of current global market and economic conditions allied with the identification of long-term secular themes provides a framework for individual security research. Through bottom-up economic profit valuation analysis and in-depth credit research, the investment team seeks to uncover the most compelling opportunities within a company’s capital structure. Calamos may also invest in combinations of either convertible or non-convertible bonds, common stocks or equity options in order to replicate the investment exposure of convertible securities or to manage portfolio risk. Calamos has served as a subadviser since 2010.

While day-to-day management of the portfolio is a team effort, the Co-CIOs, along with the Co-Heads of Research and Investments and senior strategy analysts, have joint primary and supervisory responsibility for the portfolio and work with all team members in developing and executing the portfolio’s investment program.

Name	Five Year Business History	Role in Fund Management

John P. Calamos, Sr.	Founded Calamos in 1977	Responsible for firm-wide risk management and the top-down approach of diversification by country, sector, industry and macro-level investment themes, and directs the team’s focus on macro themes, upon which the portfolio’s strategy is based
Gary D. Black	Joined Calamos in August 2012; with Black Capital, LLC from July 2009 until August 2012; with Janus Capital Group from January 2006 until July 2009	Responsible for portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings
John P. Calamos, Jr.	Joined Calamos in 1985	Responsible for implementation of strategy; direct and supervise team
Jeff Scudieri	Joined Calamos in 1997	Responsible for implementation of strategy; direct and supervise team
Jon Vacko	Joined Calamos in 2000	Responsible for implementation of strategy; direct and supervise team
John Hillenbrand	Joined Calamos in 2002	Responsible for implementation of strategy; direct and supervise team
Steve Klouda	Joined Calamos in 1994	Responsible for implementation of strategy; direct and supervise team
Christopher Hartman	Joined Calamos in 1997	Responsible for implementation of strategy; direct and supervise team
Joe Wysocki	Joined Calamos in 2003	Responsible for implementation of strategy; direct and supervise team

Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, San Francisco, California 94105, serves as the Fund’s subadviser employing a global tactical asset allocation strategy. Mellon Capital’s strategy applies a systematic approach which seeks to take advantage of relative misvaluations throughout global capital markets. Mellon Capital uses quantitative models that use multiple factors to seek to identify market inefficiencies to build portfolios that are well diversified across long and short positions in individual country equity, bond, and currency markets. Mellon Capital has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Vassilis Dagioglu	Joined Mellon Capital in 1999	Lead member of team with ultimate responsibility for over all portfolio management
James H. Stavena	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility
Torrey K. Zaches, CFA	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund and manages two different fixed income strategies. Payden & Rygel employs an enhanced cash management strategy and utilizes an active management approach and a combination of duration management, yield curve positioning and sector rotation in the management of the portfolio subject to this strategy. In addition, Payden & Rygel manages the Fund’s low duration-plus fixed income strategy. Payden & Rygel’s portfolio consists of low duration bonds wherein the firm seeks to take advantage of inefficiencies in the world’s fixed income markets. This strategy also focuses on security selection due to what the firm believes to be the ongoing attractiveness of yield levels relative to short-term government securities. In managing a low duration strategy, Payden & Rygel seeks to provide attractive total returns in both absolute and relative terms in both rising and falling interest rate environments. Payden & Rygel has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members
Mary Beth Syal, CFA	Joined Payden & Rygel in 1991	Equal responsibility among team members

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, New York, NY 10017, serves as a subadviser to the Fund employing a convertible securities strategy. Shenkman’s strategy typically invests in the fixed income segment of the convertible securities market where issues generally exhibit bond-like characteristics. Shenkman employs bottom-up fundamental credit analysis to seek to identify investment opportunities that Shenkman believes are undervalued and offer potential equity upside. Shenkman has served as a subadviser since 2010.

Name	Five Year Business History	Role in Fund Management

Mark R. Shenkman	Founded Shenkman in 1985	Lead member of team with ultimate responsibility for investment strategy
Raymond F. Condon	Joined Shenkman in 2003	Responsible for day-to-day portfolio management

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

The Index Funds

The five Index Funds described below follow an indexed or “passively managed” approach to investing. This means that securities are selected to try to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index. Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager’s decision-making with regard to which individual securities may outperform others. An index fund simply seeks to approximate the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund and the Overseas Equity Index Fund, employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weightings using fewer securities than are contained in the benchmark. Therefore, the performance of these Funds versus their respective benchmarks may deviate more than that of funds investing in all of the securities contained in the benchmark. The 500 Stock Index Fund seeks to invest at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics and performance of the index. The Overseas Equity Index Fund seeks to invest at least 90% of its net assets in equity securities included in the MSCI EAFE (Net) Index, weighted to seek to replicate the investment characteristics and performance of the index.

Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by the Core Bond Index Fund, Broad Market Index Fund and Mid/Small Company Index Fund, there will be tracking error, which may impact Fund performance positively or negatively as compared to its benchmark index. Third, changes to the indexes, such as additions to or deletions from the securities contained in an index and rebalancing, can cause tracking error, which may impact the Fund performance positively or negatively as compared to its benchmark index. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track the underlying indexes. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Index Fund.

Information relating to the subadviser has been provided by the subadviser.

Mellon Capital, 50 Fremont Street, San Francisco, California 94105, serves as each Fund’s subadviser employing an indexing strategy. Mellon Capital uses a trading strategy for each Index Fund that seeks to minimize the impact of index additions and deletions while minimizing tracking error. Mellon Capital has served as a subadviser since 2004.

Core Bond Index Fund

Investment Objective—To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities. The index includes fixed income securities from the Treasury, government-related, corporate, mortgage-backed (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed, and commercial mortgage-backed sectors.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Standard & Poor’s (“S&P”), Wilshire Associates Incorporated (“Wilshire Associates”), MSCI Inc. and Barclays do not sponsor any Fund, nor are they affiliated with the Funds. None of the Funds are sponsored, endorsed, sold, or promoted by the index sponsors or the indexes, and neither the indexes nor their sponsors make any representation or warranty, express or implied, regarding the Funds, or the advisability of investing in the Funds or the securities represented in the indexes. Nor do the index sponsors bear any liability with respect to the Funds or the indexes on which the Funds are based. The indexes and their content are owned by the relevant index sponsors, all rights reserved. The Funds’ SAI contains more detailed descriptions of the limited relationship these index sponsors have with the Funds. Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc. Wilshire, the Wilshire Indexessm, Wilshire 5000 Total Market Indexsm and Wilshire 4500 Completion Indexsm are service marks of Wilshire Associates.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

David Kwan, CFA	Joined Mellon Capital in 1990	Equal responsibility among Team Members
Lowell Bennett, CFA	Joined Mellon Capital in 1997	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

500 Stock Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index. The Fund follows an indexed or “passively managed” approach to investing. The S&P 500 Index is an unmanaged, market-weighted index of 500 stocks selected by Standard & Poor’s on the basis of their market size, liquidity and industry group representation. The Index represents more than 75% of the total market value of all publicly traded U.S. common stocks.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Broad Market Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Mid/Small Company Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Overseas Equity Index Fund

Investment Objective—To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

The Model Portfolio Funds

As a group, the Model Portfolio Savings Oriented, Model Portfolio Conservative Growth, Model Portfolio Traditional Growth, Model Portfolio Long-Term Growth, and Model Portfolio All-Equity Growth Funds are known as the Model Portfolio Funds. Each of these Funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. Each Model Portfolio Fund follows the basic strategies described below.

Asset Allocation—The allocation of each Model Portfolio Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund since inception.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives, may affect the performance of the Model Portfolio Funds that invest in the underlying Funds. VIA may alter the asset class allocations or underlying Fund-level allocations of a Model Portfolio Fund at its discretion, subject to the supervision of the Fund’s Board of Directors. Reasons for changes to underlying Fund allocations include changes in an underlying Fund’s investment objective or strategy or a change in VIA’s investment assumptions underlying the Model Portfolio Funds.

Rebalancing—If one component of a particular Model Portfolio Fund outperforms another component over any given time period, the Model Portfolio Fund will become “out of balance.” For example, if the equity component of a Model Portfolio Fund outperforms the fixed income portion, the amount of the equity portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss. VIA monitors the performance and underlying Fund allocation of each Model Portfolio Fund. From time to time, VIA will transfer assets from one underlying Fund to another in order to rebalance a Model Portfolio Fund.

Investment Advisor and Portfolio Managers:

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team. All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Model Portfolio Savings Oriented Fund

Investment Objective—To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	18%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Savings Oriented Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Model Portfolio Conservative Growth Fund

Investment Objective—To offer reasonable current income and capital preservation, with modest potential for capital growth.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	14%-24%
Core Bond Index Fund (Class I)	7%-17%
Inflation Protected Securities Fund	5%-15%

Equity Funds:

Equity Income Fund	6%-16%
Growth & Income Fund	4%-14%
Growth Fund	1%-11%
Select Value Fund	0%-8%
Aggressive Opportunities Fund	0%-8%
International Fund	3%-13%
Multi-Strategy Fund:	Allocation Range

Diversifying Strategies Fund	17%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Conservative Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Model Portfolio Traditional Growth Fund

Investment Objective—To offer moderate capital growth and reasonable current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	3%-13%
Core Bond Index Fund	8%-18%
Inflation Protected Securities Fund	0%-9%

Equity Funds:

Equity Income Fund	7%-17%
Growth & Income Fund	7%-17%
Growth Fund	5%-15%
Select Value Fund	1%-11%
Aggressive Opportunities Fund	1%-11%
Discovery Fund	0%-8%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-17%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Traditional Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Model Portfolio Long-Term Growth Fund

Investment Objective—To offer high long-term capital growth and modest current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund	8%-18%

Equity Funds:

Equity Income Fund	8%-18%
Growth & Income Fund	8%-18%
Growth Fund	7%-17%
Select Value Fund	4%-14%
Aggressive Opportunities Fund	4%-14%
Discovery Fund	0%-10%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	10%-14%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Long-Term Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Model Portfolio All-Equity Growth Fund

Investment Objective—To offer high long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, 100% in equity Funds by investing in other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities or instruments that provide equity exposure.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range

Equity Income Fund	13%-23%
Growth & Income Fund	12%-22%
Growth Fund	12%-22%
Select Value Fund	5%-15%
Aggressive Opportunities Fund	5%-15%
Discovery Fund	4%-14%
International Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges noted above. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

The Milestone Funds

As a group, the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, Milestone 2045 Fund and the Milestone 2050 Fund are known as the Milestone Funds. The Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement. The Funds offer asset allocation, fund selection, and rebalancing through a single fund based on when withdrawals from the Fund are expected to begin, typically at or after retirement (assumed to occur at age 60). Each Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund) that is believed to be appropriate.

Each Milestone Fund invests in differing amounts of certain other Vantagepoint Funds rather than investing directly in its own portfolio of securities. Each of these Funds has a different degree of potential risk and reward and follows the basic strategies described below.

The dated Milestone Funds are designed for investors who expect to begin making gradual withdrawals, typically at or after retirement, in or around the year designated in the Fund’s name. For example, the Milestone 2020 Fund is designed for investors who expect to begin making gradual withdrawals within a few years of the year 2020. These dated Funds are designed to “age” such that each Fund’s asset allocation becomes more conservative over time until the Fund achieves a final constant asset allocation approximately ten years after the year designated in the Fund’s name.

Unlike the dated Milestone Funds whose asset allocations change over time, the Milestone Retirement Income Fund maintains a constant asset allocation (described below) and is designed for investors who have begun to make gradual withdrawals or are seeking to preserve principal with some opportunity for inflation protection and capital growth, or who have a low tolerance for price fluctuations or wish to invest for the shorter-term. This Fund maintains an asset allocation of approximately 25% in equity Funds and 55% in fixed income Funds and 20% in a multi-strategy Fund. When the target asset allocation of a dated Fund matches the Retirement Income Fund’s target asset allocation, scheduled to occur approximately ten years after the year indicated in the Fund’s name, it is expected that VIA will recommend combining the assets of the dated Fund with the assets of the Milestone Retirement Income Fund within approximately one year, subject to applicable regulatory requirements. As previously stated, the Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement; however, there is no guarantee that the Funds will do so.

Asset Allocation—The allocation of each Milestone Fund among underlying Vantagepoint Funds and the asset classes they represent have been established by VIA, the investment adviser to each Fund since inception. VIA will adjust the asset allocation of each dated Milestone Fund to seek to become more conservative as the year designated in its name approaches and for approximately 10 years beyond the designated year. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the dated Funds are expected to follow over time (“glide path”) developed by VIA is illustrated below. The glide path followed prior to October 30, 2007 was different and did not incorporate a multi-strategy Fund. The glide path followed prior to January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund name.

As depicted in the charted glide path above, each dated Milestone Fund’s asset allocation will change over time. For example, 35 years before the year indicated in the Fund’s name, the asset mix will be approximately 95% equity, 5% fixed income, and 0% multi-strategy. The asset mix will progressively reduce equity exposure such that by the year indicated in the Fund’s name (“target year”), the mix will be approximately 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy Fund allocation is increased to approximately 20%. Ten years after the date in the Fund’s name, it will reach its “landing point” and its target asset allocation becomes constant.

The asset allocation of any Milestone Fund may differ from this chart for a variety of reasons. The most common reason is performance differences between a Fund’s equity allocation, its fixed income allocation, and its multi-strategy allocation. Deviations from the allocations suggested by the chart, particularly over long periods, likely will cause the investment risks associated with a given Fund to differ from what is suggested by the chart above. VIA monitors the Funds’ asset allocations on a daily basis and periodically will execute transactions as necessary to return the Milestone Funds to, or close to, the asset allocations indicated by the chart, taking into account both the cost and benefit of such transactions.

Additionally, VIA may alter the amount allocated to the equity, fixed income and multi-strategy asset classes of any Milestone Fund at its discretion subject to the supervision of the Fund’s Board of Directors. However, target allocations of the asset classes are expected to be substantially similar to the glide path and any significant deviations would be temporary.

Underlying Fund Selection—VIA selects underlying Vantagepoint Funds to fulfill the asset class allocations of each Milestone Fund. Target Fund level allocation ranges as of the date of this prospectus are discussed in the following sections describing each Fund. In selecting underlying Funds to fulfill asset class allocations, VIA will choose from the following candidate Vantagepoint Funds:

Fixed Income Funds

U.S. Fixed Income	Vantagepoint Low Duration Bond Fund
Vantagepoint Inflation Protected Securities Fund
Vantagepoint Core Bond Index Fund

Equity Funds

U.S. Equity	Vantagepoint Equity Income Fund
Vantagepoint 500 Stock Index Fund
Vantagepoint Growth & Income Fund
Vantagepoint Broad Market Index Fund
Vantagepoint Growth Fund
Vantagepoint Select Value Fund
Vantagepoint Mid/Small Company Index Fund
Vantagepoint Aggressive Opportunities Fund
Vantagepoint Discovery Fund
Foreign Equity	Vantagepoint Overseas Equity Index Fund
Vantagepoint International Fund

Multi-Strategy Fund

Vantagepoint Diversifying Strategies Fund

VIA may, at its discretion, add additional Funds to the above-listed set of candidate Funds.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Milestone Funds that invest in those underlying Funds. VIA may alter the Fund-level allocations of a Milestone Fund at its discretion under the supervision of the Fund’s Board of Directors.

VIA will alter the underlying Fund allocations of the dated Milestone Funds over time until ten years after the year in the Fund’s name. Additionally, VIA also may make changes to the underlying Funds and their allocations for reasons other than the passage of time. Changes may be made for various reasons, including changes in an underlying Fund’s investment objective or investment strategy or a change in VIA’s investment assumptions underlying the Milestone Funds.

VIA monitors the performance and underlying Fund allocation of each Milestone Fund. From time to time, VIA will transfer assets from one underlying Fund to another to rebalance Fund asset allocations.

Reaching the Designated Year and Beyond—The Fund will continue to exist and its asset allocation will continue to grow more conservative for a period of 10 years after the year in the name of the Fund. At that point, the Fund will maintain a constant target asset allocation, which is expected to be approximately 25% equity, 55% fixed income, and 20% multi-strategy.

After the Fund reaches its final and constant target allocation, VIA is expected to recommend, and the Funds’ Board of Directors may approve, combining the dated Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the dated Fund at that time. If the combination is approved and applicable regulatory requirements are met, the Fund’s shareholders would then become shareholders of the Milestone Retirement Income Fund. Shareholders will be provided with additional information at that time, including information about any tax consequences of the combination for shareholders that are not investing in the Milestone Funds through a tax-advantaged retirement account.

Who should consider the Milestone Funds—In general, the Milestone Funds have been designed for investors saving for and in retirement who prefer to delegate to investment professionals most investment management tasks — such as portfolio construction, periodic rebalancing, and risk reduction over time.

Selecting a Milestone Fund—The primary factor you should consider in selecting a Milestone Fund is the year in which you plan to begin withdrawing assets, typically on or after retirement (at an assumed age of 60). The Funds have been designed on the assumption that investors will stop making new investments and gradually begin withdrawing assets from their Milestone Fund in the “target” year designated in the selected Fund’s name. If the year in which you plan to begin making withdrawals from your Milestone Fund and the year in which you plan to retire are significantly different (as it often is, for example, for public safety employees), you should take that into consideration when making your Fund selection. You should also consider your withdrawal plans as these Funds are designed for investors taking gradual withdrawals over time. These Funds may not be appropriate for investors who seek to make a single, lump sum withdrawal at retirement.

You should also consider your personal financial circumstances, additional sources of retirement income, and tolerance for risk when selecting a Milestone Fund. You can lose money in any of the Milestone Funds, including the Milestone Retirement Income Fund. Choosing a Fund with an earlier “target” date than your anticipated withdrawal/retirement date generally would be considered a more conservative investment decision, while choosing a Fund with a later target date generally would be considered a more aggressive investment decision. If you are highly risk-averse or cannot tolerate even small losses, you may wish to select an investment option that seeks a higher degree of capital preservation than the Milestone Funds.

The Milestone Funds are not a complete solution for all of your retirement savings needs. An investment in a dated Milestone Fund includes the risk of loss, including near, at or after the target date of the applicable dated Milestone Fund. There also is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement. Selecting a Milestone Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Investment Adviser and Portfolio Managers

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team. All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Milestone Retirement Income Fund

Investment Objective—To seek to offer current income and opportunities for capital growth that have limited risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger capitalization equity securities of issuers located in developed foreign countries,

and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Retirement Income Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2010 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	11%-21%
Core Bond Index Fund	2%-12%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	13%-23%
Growth & Income Fund	6%-16%
Growth Fund	2%-12%
International Fund	4%-14%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-23%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2010 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2015 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	7%-17%
Core Bond Index Fund	4%-14%
Inflation Protected Securities Fund	6%-16%

Equity Funds:

Equity Income Fund	14%-24%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund	0%-9%
International Fund	5%-15%

Multi-Strategy Fund:

Diversifying Strategies Fund	12%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2015 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2020 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	3%-13%
Core Bond Index Fund	8%-18%
Inflation Protected Securities Fund	0%-8%

Equity Funds:

Equity Income Fund	16%-26%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund	3%-13%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	11%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2020 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2025 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-9%
Core Bond Index Fund	9%-19%

Equity Funds:

Equity Income Fund	18%-28%
Growth & Income Fund	8%-18%
Growth Fund	4%-14%
Mid/Small Company Index Fund	6%-16%
International Fund	9%-19%

Multi-Strategy Fund:

Diversifying Strategies Fund	9%-19%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2025 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2030 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-7%
Core Bond Index Fund	5%-15%

Equity Funds:

Equity Income Fund	19%-29%
Growth & Income Fund	9%-19%
Growth Fund	5%-15%
Mid/Small Company Index Fund	9%-19%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	6%-16%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2030 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2035 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-5%
Core Bond Index Fund	1%-11%

Equity Funds:

Equity Income Fund	20%-30%
Growth & Income Fund	10%-20%
Growth Fund	6%-16%
Mid/Small Company Index Fund	12%-22%
International Fund	12%-22%

-
Multi-Strategy Fund:

Diversifying Strategies Fund	2%-12%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2035 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2040 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	7%-17%
Mid/Small Company Index Fund	15%-25%
International Fund	14%-24%

Multi-Strategy Fund:

Diversifying Strategies Fund	0%-7%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’

fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2040 Fund and may be used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Milestone 2045 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% equity funds, 55% fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	8%-18%
Mid/Small Company Index Fund	15%-25%
International Fund	14%-24%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Fund invests in T Shares of the underlying Vantagepoint Funds.

Milestone 2050 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2050. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2060 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% equity funds, 55% fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	8%-18%
Mid/Small Company Index Fund	15%-25%
International Fund	14%-24%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

Beginning on March 1, 2013, the Fund will invest in T Shares of the underlying Vantagepoint Funds.

Additional Information About the Funds’ Risks

In addition to the risk factors discussed in each Summary Prospectus, the following descriptions provide additional information about the risks that you will face as an investor in the Funds. The Model Portfolio Funds and Milestone Funds are subject to the same risks as the underlying Funds in which they invest. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Equity Securities/Stock Market Risks

The Funds that invest in equity securities such as common stock or preferred stock are subject to stock market risk. Stock market risk is the possibility that stock prices overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk — Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk — Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk — Preferred stockholders generally will have more limited voting rights than the common stockholders. Holders of a company’s debt securities generally have a superior right to payment compared to holders of the company’s preferred stock, and are therefore paid before holders of preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. Funds holding preferred stock may suffer losses if dividends are not paid.

Equity Income/Interest Rate Risk — The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

II. Foreign Securities Risks

Foreign securities (whether equity or fixed income) may involve the risk of loss or fluctuations due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; generally higher credit risks for foreign issuers; higher transaction costs; and pricing factors affecting investment in the securities of foreign businesses or governments.

Emerging Market Securities Risk — The above risk factors may be heightened with respect to securities of companies located in emerging market countries, which are countries not included in the MSCI World Index. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries.

Foreign Currency Risk — Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by a Fund.

Foreign Government Securities Risk — Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging market countries.

III. Fixed Income Securities Risks

Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. Fixed income securities may be subject to a variety of risks described in greater detail below.

Interest Rate Risk — Fixed income securities fluctuate in value as interest rates change. The general rule is that if interest rates rise, the market prices of fixed income securities will usually decrease. The reverse is also true: if interest rates fall, the market prices of fixed income securities will generally increase.

A fixed income security with a longer maturity (or a fund holding fixed income securities with a longer average maturity) will typically be more sensitive to changes in interest rates and it will fluctuate more in price than a shorter term security. Because of their very short-term nature, money market instruments carry less interest rate risk.

Credit Risk — Fixed income securities are also exposed to credit risk, which is the possibility that the issuer of a fixed income security will default on its obligation to pay interest and/or principal, which could cause a Fund to lose money. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have limited credit risk, while securities issued or guaranteed by U.S. Government agencies or government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government may be subject to varying degrees of credit risk (see U.S. Government Agency Securities Risk). Corporate fixed income securities rated BBB or above by Standard & Poor’s are generally considered to carry moderate credit risk. Corporate fixed income securities rated lower than BBB are considered to have significant credit risk (see High Yield Securities Risk). Of course, fixed income securities with lower credit ratings generally pay a higher level of income to investors. The financial stability of issuers located in foreign countries may be more precarious than those located in the United States. As a result, credit risk may be greater with foreign issuers of fixed income securities.

Call Risk — A fixed income security may include a provision allowing the issuer to purchase the security back from its holder earlier than the final maturity date of the security, otherwise known as a “call feature.” Issuers often exercise this right when interest rates have declined. Accordingly, holders of such callable securities may not benefit fully from the increase in value that other fixed income securities generally experience when rates decline. Unscheduled calls or prepayments also may limit the potential for capital appreciation on the security. Furthermore, after a call feature is exercised, a Fund may be forced to reinvest the proceeds received at the prevailing interest rate, which is likely to be lower than the interest rate paid on the security that was called.

High Yield Securities Risk — Lower-quality fixed income securities (those of less than investment grade quality, commonly known as “high yield bonds” or “junk bonds”) are speculative, involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions. The market prices of these securities may also experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale). In addition, the value of lower-quality fixed income securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. Issuers of these securities are less secure financially as compared with issuers of investment grade securities. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk — Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities. The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Inflation-Adjusted Securities Risk — Inflation-adjusted securities are fixed income securities for which the principal values or coupon rates are indexed to changes in inflation. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods. In fact, during periods of extreme deflation, these securities may provide no income at all.

U.S. Government Agency Securities Risk — Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain U.S. Government agency securities are backed only by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. Government has historically provided financial support to U.S. Government-sponsored agencies or instrumentalities, there is no assurance that it will always do so). The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government-sponsored entities that are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government agency or a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity may be adversely impacted. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship. FHFA will act as the conservator to operate FNMA and FHLMC, but it is currently unclear how long these arrangements will last. The effect that this conservatorship will have on the entities’ debt and equities and securities guaranteed by the entities is unclear.

Inflation Risk — The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Mortgage-Backed and Asset-Backed Securities Risk — Mortgage-backed and asset-backed securities are exposed to prepayment risk, which is the risk that borrowers will pay their mortgages or loans more quickly than required under the terms of the mortgage or loan, thereby affecting the average life and often the yield of securities backed by those mortgages or loans. Most borrowers are likely to prepay their mortgage or loan at a time when it may be least advantageous to a Fund. A Fund may be forced to reinvest the proceeds of prepayments in lower-yielding instruments, resulting in a decline in the Fund’s income. Prepayments typically occur during periods of falling interest rates. Unscheduled prepayments in a falling rate environment would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. When interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates may result in decreased prepayments, which could extend the average life of the security and cause its value to decline more than traditional fixed-income securities and increase its volatility. This is known as extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets.

If a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unanticipated high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities and reduce the values of those securities or, in some cases, render them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include “subprime mortgages.”

Commercial mortgage-backed securities (“CMBS”) are structured like residential mortgage-backed securities and bear the same risks as residential mortgage-backed securities described above. The structure and prepayment penalties inherent in a CMBS provide the investor with a greater protection than a residential mortgage-backed security. However, CMBS may carry greater credit risk as the securities may represent only a few projects versus a residential mortgage-backed security that may represent thousands of homeowners spread across different regions of the country.

IV. Derivative Instruments Risks

Certain Funds use derivative instruments as part of their investment strategy. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or return, or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, and indexes comprised of these types of assets. Examples of derivative instruments include options, futures, forward currency contracts, options on futures contracts and swap agreements. There is no assurance that the use of any derivatives strategy will succeed, that the instruments necessary to implement investment strategies will be available or that a Fund may not lose money. Also, investing in financial contracts such as options involve additional risks and costs, which may result in losses instead of gains, so the benefits of the transaction might be diminished and a Fund may incur substantial losses. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by a Fund:

Swap Risk — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets, and may be less liquid than other derivative instruments.

Management Risk — Derivatives are highly specialized instruments that require investment techniques and risk analyses different from those associated with equity and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Counterparty Risk — The use of a derivative instrument involves the risk that a loss may occur if another party to the contract (counterparty) fails to make required payments or defaults on its obligations to the Fund. The financial stability of counterparties located in foreign countries may be more precarious than those located in the U.S. As a result, counterparty risk may be greater with foreign counterparties.

Liquidity Risk — Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. A Fund’s investments in illiquid derivative instruments may reduce the returns of the Fund because the Fund may not be able to sell the instruments at the time desired for an acceptable price, or might not be able to sell the instruments at all.

Interest Rate Risk — Certain derivative instruments are more sensitive to interest rate changes and market price fluctuations.

Leverage Risk — Certain transactions may give rise to a form of leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Lack of Availability — Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. A Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

Market and Other Risks — Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. If a subadviser incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund instruments. A Fund may also have to buy or sell a security at a disadvantageous time or price to satisfy its obligations or to meet asset segregation requirements in connection with certain derivative transactions.

Valuation Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

V. Convertible Securities Risk

Convertible securities possess investment characteristics of both stocks and bonds. Convertible securities include convertible bonds and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price. The value of a convertible security increases and decreases with the value of the underlying common stock and thus is subject to the risks associated with equity securities (see Equity Securities / Stock Risks). When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates (see Fixed Income Securities Risks)).

Convertible securities tend to be of lower credit quality, generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. Lower-quality debt securities (those of less than investment grade quality) involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic conditions. In addition, the value of lower-quality debt securities of smaller, less well-known issuers can be more volatile than that of larger issuers (see High Yield Securities Risk).

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price (see Liquidity Risk). The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

VI. REITs Risk

Real estate investment trusts (“REITs”) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. When the profits or revenues of, or the values of real estate properties owned by REITs decline or fail to meet market expectations, REIT stock prices may also decline. By investing in a REIT, a Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT’s stock price to decline), which include, without limitation: possible declines in the value of real estate; adverse general and local economic conditions; inability to obtain financing (at all or on acceptable terms); overbuilding in a given market; property tax increases; insufficient levels of occupancy; increases in operating expenses and in interest rates; and environmental problems. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility (see Small-Cap and Mid-Cap Securities Risk). Investing in REITs also involves risks related to the heavy cash flow dependency of REITs and the possibility that a REIT may fail to maintain applicable exemptions under U.S. and foreign securities and tax laws, which would significantly reduce the return on an investment in the REIT.

VII. Issuer Risk

The value of any type of security may decline for a number of reasons that relate directly to the issuer such as management performance, financial leverage, reduced demand for the issuer’s goods and services, and the possibility that an issuer may go bankrupt.

VIII. Securities Lending Risk

The Funds (other than the Diversifying Strategies Fund, the Model Portfolio Funds, and the Milestone Funds) may engage in one or more securities lending programs conducted by the Funds’ custodian or other appropriate entities to seek to generate income. These loans will be secured by collateral invested in cash or cash equivalents. The collateral that a Fund receives from a borrower is generally invested in money market funds, other cash equivalents, short-term fixed income securities or other similar instruments. Securities lending subjects a Fund to certain risks. The borrower of the security may fail to return the loaned security in a timely manner, which could cause the Fund to lose money. In addition, the Fund may incur investment losses as a result of investing the collateral received in connection with the loans. The Funds’ SAI provides additional information about the Funds’ securities lending program.

IX. Liquidity Risk

Liquidity risk exists when a particular security or other instrument is difficult to trade. A Fund’s investment in illiquid assets may reduce the returns of the Fund because the Fund may not be able to sell the assets at the time desired for an acceptable price, or might not be able to sell the assets at all.

X. Objective/Style Risk

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund’s subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a Fund with a specific style you would be exposed to this risk. For example, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may, over time, go in and out of favor. At times when the investing style used by a Fund is out of favor, that Fund may underperform other Funds that use different investing styles.

XI. Management Risk

Although a Fund’s subadviser(s) will apply their investment strategies, techniques, and risk analyses in making investment decisions for the Fund, there is no guarantee that this will produce the intended results and there is no guarantee the Fund will meet its objective.

XII. Indexing Risk

Certain Funds may invest all or a portion of their assets in an indexed portfolio or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such Funds at times when as actively managed portfolio would not do so. In addition, performance of the portion of the Fund using this strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the indexed portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the indexed portfolio.

XIII. Multi-Manager Risk

While VIA monitors each subadviser and the overall management of the Funds, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Funds’ exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Funds were each managed by a single subadviser, which could affect a Fund’s performance.

XIV. Asset Allocation Risk

Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by the Fund in each underlying Fund is exposed to the same risks as that underlying Fund.

XV. Active Trading Risk

A Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

XVI. Increase in Expenses

The actual costs of investing in a Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Disclosure of the Funds’ Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI. Each Fund’s complete month-end portfolio holdings are made publicly available on the Funds’ website (www.icmarc.org) 25 days after month-end (or the next business day thereafter). Such information will continue to remain available until The Vantagepoint Funds file a Form N-CSR or Form N-Q for the period that includes the date as to which the month-end portfolio holdings website disclosure is current.

In addition, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website following a determination by the Funds’ President and its Chief Compliance Officer that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information is publicly available to all Fund shareholders on the Funds’ website, that information may be disclosed in writing or orally to other persons.

Management of the Funds

The investment adviser of the Funds is VIA, 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA, has been registered as an investment adviser since 1999, and is a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”). ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in establishing and administering deferred compensation and qualified retirement plans for their public sector employees. ICMA-RC’s primary advisory client is VantageTrust Company, LLC, trustee of VantageTrust, which was formed to provide for the investment of the retirement plans administered by ICMA-RC on a commingled basis.

As investment adviser to the Funds, VIA supervises and directs each Fund’s investments and continually monitors the performance of the subadvisers. The subadvisers are retained with the assistance of VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA selects the Vantagepoint Funds in which the Model Portfolio and Milestone Funds invests.

The Funds pay VIA and their subadvisers fees for managing the Funds’ investments. These fees are calculated as a percentage of a Fund’s assets under management, with the exception of the Diversifying Strategies Fund for which fees to be paid to certain of the Fund’s subadvisers are calculated as a percentage of the Fund’s assets allocated and assigned by VIA to such subadvisers. The following represents total advisory and subadvisory fees paid by the Funds for the fiscal year ended December 31, 2011:

Advisory Fee Paid
as a Percentage of
Funds	Average Net Assets

Low Duration Bond*	0.24%
Inflation Protected Securities*	0.23%
Equity Income*	0.46%
Growth & Income*	0.40%
Growth*	0.44%
Select Value*	0.60%
Aggressive Opportunities*	0.54%
Discovery*	0.54%
International*	0.58%
Diversifying Strategies*	0.46%
Core Bond Index*	0.07%
500 Stock Index*	0.07%
Broad Market Index*	0.07%
Mid/Small Company Index*	0.08%
Overseas Equity Index*	0.12%
Model Portfolio Savings Oriented	0.10%
Model Portfolio Conservative Growth	0.10%
Model Portfolio Traditional Growth	0.09%
Model Portfolio Long-Term Growth	0.09%
Model Portfolio All-Equity Growth	0.10%
Milestone Retirement Income	0.10%
Milestone 2010	0.10%
Milestone 2015	0.10%
Milestone 2020	0.10%
Milestone 2025	0.10%
Milestone 2030	0.10%
Milestone 2035	0.10%
Milestone 2040	0.10%
Milestone 2045	0.10%
Milestone 2050	0.10%

*	Consists of advisory fee plus the appropriate subadviser fee(s).

The advisory and subadvisory fees charged can be found in the SAI under the heading “Investment Advisory and Other Services.”

Certain Funds’ advisory and subadvisory fee schedules include “breakpoints,” which have the effect of lowering the rate of fees paid to the adviser or a subadviser as the value of the portion of the Fund’s assets managed by the adviser or that subadviser increases. Conversely, when the value of a Fund’s assets managed by the adviser or a subadviser decreases, advisory or subadvisory fees as a percentage of those assets may increase. The amount of a Fund’s assets managed by the adviser or a subadviser may decrease due to a variety of reasons (including as a result of market forces or management actions) such that the Fund no longer qualifies for a breakpoint reduction in fee rates, which would cause the Fund to pay a higher rate of fee to the adviser or a subadviser as determined by the advisory or subadvisory fee schedule. Please see the Funds’ SAI for additional information about VIA’s fee schedule and each subadviser’s fee schedule, including any breakpoints that apply for a particular Fund.

In addition, with respect to the Model Portfolio and Milestone Funds, VIA receives fees from both the Model Portfolio and Milestone Funds as well as from the underlying Vantagepoint Funds in which they invest.

VIA oversees the subadvisers and recommends to the Funds’ Board of Directors their hiring, termination and replacement. Pursuant to an order issued by the SEC, VIA may hire or change subadvisers who are not affiliated with the Funds or VIA and materially amend subadvisory agreements, with the approval of the Funds’ Board of Directors. Shareholders will be notified of such changes. This notice may occur after the changes take place.

Shareholder approval of a change in subadvisory arrangements is not required unless the change would result in an increase in the overall management and advisory fees payable by the Fund that were previously approved by shareholders. Shareholders of the following Funds have previously approved the maximum aggregate advisory fees set forth below:

Maximum
Aggregate
Fund	Advisory Fee

Inflation Protected Securities	0.32%
Equity Income	0.53%
Growth & Income	0.56%
Growth	0.54%
Select Value*	0.66%
Aggressive Opportunities	0.95%
Discovery*	0.64%
International	0.73%
Diversifying Strategies*	0.69%
Core Bond Index	0.23%
500 Stock Index	0.20%
Broad Market Index	0.23%
Mid/Small Company Index	0.25%
Overseas Equity Index	0.40%

*	The maximum aggregate advisory fee for these Funds was approved by the sole initial shareholder, ICMA-RC, prior to the public offering of shares.

Because the rate of fees payable and the amount of assets allocated to the different subadvisers of the subadvised Fund vary, the aggregate advisory fees that may be paid by a Fund having more than one subadviser will vary from time to time, due to increases or decreases in the market value of the separate portions of the Fund’s portfolio managed by each subadviser. Variations in the aggregate amount of advisory fees paid also may result from decisions made by VIA to reallocate cash among the respective subadvisers of a Fund. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any subadviser.

The investment program and its performance are subject to the overall supervision and periodic review by the Funds’ Board of Directors.

A discussion regarding the basis for the approval by the Funds’ Board of Directors of the investment advisory agreements, and the subadvisory agreements for certain Funds, is available in the Fund’s Semi-Annual Report to Shareholders for the six months ended June 30, 2012, and a discussion regarding the basis for approval by the Fund’s Board of Directors of the subadvisory agreements for certain Funds is available in the Funds’ Annual Report to Shareholders for the year ended December 31, 2011.

Shareholder Information

Definition of a Business Day

For purposes of the following discussion, unless noted otherwise, “business day” means the period(s) of time on any given day during which the New York Stock Exchange (“NYSE”) is open for business. Unless noted otherwise, “close of business” means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the NYSE is suspended.

Share Accounting for All Funds

A share of a Fund represents a dollar-weighted proportional ownership interest in that Fund. The Funds do not issue share certificates.

The price of a share is known as its net asset value (“NAV”). The daily NAV of a share is determined as of the close of each business day. NAV is calculated separately for each class of shares of a multiple class Fund. The daily NAV of a share of a particular class of a Fund is determined by adding the class’ pro rata share of the value of the Fund’s investments, plus cash, and other assets, deducting the class’ pro rata share of the Fund’s non class-specific liabilities, deducting the class-specific liabilities, and then dividing the result by the number of outstanding shares of that class as of the end of the prior day, and rounding the results to the nearest cent. The daily NAV of a single class Fund is determined by adding the value of all of the Fund’s investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment in a Fund equals the number of shares you own multiplied by the current day’s NAV for that share.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment.

Valuation of the Funds’ Investment Securities

Model Portfolio and Milestone Funds—Each Model Portfolio and Milestone Fund’s NAV is calculated based upon the NAVs of the underlying Vantagepoint Funds in which it invests.

Other Vantagepoint Funds—Investment securities held by the Funds are valued each business day at their current market value.

Each Fund normally obtains market values for its securities and other instruments from independent pricing services that use reported last sale prices, current market quotations or, if market prices are not readily available, valuations from computerized “matrix” systems that derive values based on comparable securities or valuation or similar models. If a market value is not available from an independent pricing source for a particular security or instrument, that security is valued at a fair value in accordance with procedures adopted by the Funds’ Board of Directors. Certain derivatives may be valued at the last reported sales price or based on a combination of bid and ask prices. The Board of Directors has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Pricing Committee. Determinations of the Pricing Committee are subject to review by the Board of Directors at its next scheduled quarterly meeting after the fair valuations are determined.

Each Fund normally uses the amortized cost method to value fixed income securities that will mature in 60 days or less.

Each Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates.

A Fund may own securities or other instruments that trade primarily in foreign markets that trade on weekends or other days that the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to buy or sell shares of the Fund.

Securities issued by open-end investment companies held by a Fund will be valued using the respective NAV of such investment companies for purchase or redemption orders placed on that day.

Each Fund expects to price most of its securities based on current market values as discussed above. Securities and assets for which market quotations are not readily available will be valued at fair value. The types of securities or other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities.

Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method or models that take into consideration various factors. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method or model not been used. Securities or other instruments may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from broker-dealer supplied quotations or valuations. Securities or other instruments may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

Use of Fair Value Pricing Service For Certain Foreign Equity Securities—For foreign equity securities that are principally traded in markets outside North and South America, the Funds’ Board of Directors approved the use of a third party fair valuation model (“FVIS”) to provide fair value prices. The FVIS uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Funds’ Board has approved use of the fair value prices provided through the FVIS service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the Funds that are principally traded in markets outside North and South America. In the event prices for such a foreign security are not available through the FVIS or another fair value pricing service approved by the Board, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security determined in accordance with the Funds’ valuation procedures.

Risks of Fair Value Pricing—Valuing securities or other instruments at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. As discussed above, fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Reinvestment of Earnings

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares with the exception of Vantagepoint Elite shareholders, who may elect to receive cash dividends.

Reporting to Investors

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. Call the toll-free Investor Services line at 800-669-7400 or contact the Funds at InvestorServices@icmarc.org immediately if you see any errors or discrepancies.

For transactions for which you receive confirmation statements, if you notify us of an error within 30 days of the confirmation date, we will correct the transaction. For transactions for which you only receive a quarterly statement, if you notify us of an error within 90 days of the end of the quarter in which the error occurred, we will correct the transaction.

Purchases, Exchanges, and Redemptions
Eligible Investors in the Funds

The Funds, with the exception of the Diversifying Strategies Fund, are open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) VantageCare Retirement Health Savings Plans (“RHS”); (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”) accounts; and (ix) ICMA-RC and its affiliates. The details of such eligibility criteria are set forth in the account application.

The Funds, other than the Model Portfolio and Milestone Funds, are also available for investment by other Vantagepoint Funds. Currently, the Diversifying Strategies Fund is available for investment only by the Model Portfolio Funds and Milestone Funds.

Share Classes—Generally

Each share of a Fund, regardless of class, represents an investment in the same Fund, but each class has its own expense structure and eligibility requirements.

Until March 1, 2013, each Fund, other than the Index Funds, will continue to have a single share class, and the Index Funds will continue to have two share classes: Class I and Class II Shares. In addition, until March 1, 2013, the Model Portfolio and Milestone Funds will continue to invest in Class I of the Index Funds.

Beginning March 1, 2013, the outstanding shares of the Actively Managed Funds (other than the Diversifying Strategies Fund) will be renamed “Investor Shares,” the outstanding shares of the Model Portfolio Funds and Milestone Funds will be renamed “Investor M Shares,” and the outstanding shares of the Diversifying Strategies Fund will be renamed “T Shares.” In addition, beginning March 1, 2013, the Index Funds and the Actively Managed Funds (other than the Diversifying Strategies Fund) will each add a new share class, called “T Shares,” and the Model Portfolio Funds and Milestone Funds will each add a new share class, called “TM Shares.” Additional information about the Fund’s share class structure beginning on March 1, 2013 is described in more detail below:

•	The Model Portfolio and Milestone Funds will offer Investor M and TM Shares. These Funds will not offer any other share classes.

•	The Diversifying Strategies Fund will continue to have only one class of shares, which will be renamed T Shares. As mentioned above, this Fund will be available for investment only by the Model Portfolio and Milestone Funds.

•	Class I and Class II Shares will continue to be offered only by the Index Funds. These Funds will also offer a new share class, T Shares. They will not offer any other share classes.

•	The Actively Managed Funds (except the Diversifying Strategies Fund — see above) will offer only Investor Shares and T Shares.

•	The Model Portfolio and Milestone Funds will invest in T Shares of the underlying Funds.

The Funds do not impose any minimum investment amounts, front-end sales charges, deferred sales charges or back-end sales charges associated with investments in the Funds or any share class. However, certain employee benefit plans and the Vantagepoint Elite Program may impose their own minimums.

Share Classes—Shareholder Eligibility Requirements

Until March 1, 2013, the shares of the Actively Managed Funds, the Model Portfolio Funds and the Milestone Funds are available for purchase by any eligible Fund investor (see “Eligible Investors in the Funds” above). Information on shareholder eligibility requirements for the Class I and Class II Shares of the Index Funds is described below.

Beginning March 1, 2013, as mentioned above, each Fund, other than the Diversifying Strategies Fund, will offer a new share class, and the existing shares of each Fund will be renamed (see “Share Classes—Generally” above). Shareholder eligibility requirements for these new share classes as of March 1, 2013 will be as follows:

•	T Shares—T Shares will be available for purchase only by: (1) VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA-RC; (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests; and (4) the Model Portfolio and Milestone Funds.

•	TM Shares—TM Shares will be available for purchase only by: VantageTrust; (2) other common trust funds, collective investment funds or similar pooled investment vehicles established or maintained by VantageTrust Company or affiliated persons of it or of ICMA-RC; and (3) insurance company separate accounts in which VantageTrust or a vehicle described in (2) above invests.

•	Investor and Investor M Shares—Investor and Investor M Shares will be available for purchase by any eligible Fund investor (see “Eligible Investors in the Funds” above) that does not qualify for investment in T or TM Shares.

Class I Shares of the Index Funds—Class I Shares of the Index Funds are available to: (i) any public sector employee benefit plan(s) sponsored by a public employer (a) having total assets of less than $20 million administered by ICMA-RC, and (b) investing in the applicable Index Fund directly; (ii) IRAs; and

(iii) other individual accounts that are eligible Fund investors (see “Eligible Investors in the Funds” above).

Class II Shares of the Index Funds—Class II Shares of the Index Funds are available to public sector employee benefit plan(s) that invest in Index Funds directly and that are sponsored by a public employer or other account that utilizes ICMA-RC’s electronic platform for information and transaction processing (currently, EZLink) and (i) has total assets in excess of $20 million administered by ICMA-RC or (ii) has other qualifying characteristics as described below. All public sector employee benefit plans sponsored by the same or a related public employer may be aggregated for purposes of qualifying for Class II Shares.

Other public sector employee benefit plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain IRAs known as “deemed (or Sidecar) IRAs,” may also qualify for Class II Shares as determined in accordance with guidelines approved by the Board of Directors from time to time and listed in the Funds’ SAI.

Pricing and Timing of Purchases, Exchanges and Redemptions

The Funds are normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business (a “business day”). Each Fund calculates its NAV at the close of each business day.

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Funds’ transfer agent receives the transaction request in good order. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time — at that day’s closing price. If a transaction request is received in the morning, an investor is not insulated from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received prior to the close of business to receive that day’s NAV.

Purchases—Generally

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares, or (ii) to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund or Funds. Shares of the Funds will not be sold in states where such shares are not registered for sale or not exempted from registration.

Purchases by Employee Benefit Plans—Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan’s trustee or other authorized official. Plans may submit purchase orders to the Funds through payroll deduction or from other retirement plans as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House (“ACH”), although it is preferred that the Funds receive payments by wire. Investment detail must be submitted electronically via EZLink. EZLink is an Internet platform provided by ICMA-RC for on-line retirement plan administration services for plan sponsors. EZLink provides easy, efficient, and secure access to plan information as well as a secure platform for submitting transactions without the delays and quality deficiencies associated with the mailing and handling of paper documents.

Purchase requests from plans must be accompanied by participant allocation instructions sufficient to enable The Vantagepoint Funds to properly allocate purchase amounts among plan participants. If a purchase request is not accompanied by such instructions, the deposit is held in a non-interest bearing account until all necessary information is received. If proper instructions are still not received after three business days, the deposit is returned to the plan. Allocations to improperly identified participant accounts or participant accounts for which no account form has been received will be returned to the plan.

Purchases Through Payroll Deduction IRAs—Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org).

Purchases Through Non-Payroll Deduction IRAs—First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check, or complete the electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Please call 800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account.

Exchanges

An exchange between Funds is a two-part transaction — a redemption of shares in one Fund and a purchase of shares in another Fund. Shares of any Fund (or a share class thereof) may be exchanged for shares of the same or any other Fund (or a share class thereof), provided such exchanges are permitted by the 1940 Act and provided that any and all shareholder eligibility requirements for the relevant Fund (and class, as applicable) are satisfied by the holder of those shares. However, Class II Shares of an Index Fund may not be exchanged for Class I Shares of that or any other Index Fund, except as described under “Conversions — Index Funds Only” below. Certain share classes may have higher expense ratios than other share classes.

Exchange requests may be communicated by telephone or internet, as described below. Confirmations of exchanges are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt. Refer to “Reporting to Investors” on how to report an error to The Vantagepoint Funds.

Exchanges by Telephone—Investors normally may make exchanges through VantageLine, the Funds’ automated service line by calling 800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be recorded to permit verification.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds’ investment adviser nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the “800” number become unavailable, transactions may be made through the Funds’ website (www.icmarc.org), as described in “Exchanges by Internet”, or by express mail to the attention of the Workflow Management Team, 777 N. Capitol Street, NE, Suite 600, Washington, D.C. 20002, at the shareholders’ expense.

Exchanges by Internet—The Funds maintain a home page on the Internet. The address is www.icmarc.org. Information available from the site’s “Account Access” feature (which requires a special login) includes account balances, investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via Account Access. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a password.

Account Access is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Accordingly, neither the Funds, the Funds’ investment adviser, nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should Account Access become unavailable, transactions may be made through VantageLine or the “800” number, as described in “Exchanges by Telephone.”

Conversions—Index Funds Only

Each Index Fund will convert Class I Shares into Class II Shares effective the first day of the quarter following the quarter during which, based on asset levels at the end of the most recently completed quarter, an investor meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Share Classes.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I Shares and Class II Shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Each Index Fund may convert Class II Shares into Class I Shares if an investor no longer meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Share Classes.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I Shares and Class II Shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Redemptions

With the exception of redemptions that are made to effect exchanges among The Vantagepoint Funds, redemption requests must be in writing. A signature guarantee may be required, at the Funds’ discretion, for certain redemptions.

Redemptions may be subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended, on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans or IRAs, please call 800-669-7400 regarding these restrictions.

Redemptions by Employee Benefit Plans—Employee benefit plans may submit redemption requests to the Funds electronically via EZLink. Redemption requests from plans must be accompanied by participant allocation instructions sufficient to enable The Vantagepoint Funds to properly allocate redemption amounts among affected plan participants. If a redemption request is not accompanied by such instructions, the redemption proceeds are held in a non-interest bearing account until all necessary information is received. If proper instructions are still not received after three business days, the entire redemption amount is transmitted to the plan. Redemption proceeds allocated to improperly identified or non-existent participant accounts will be paid to the plan.

Redemptions Through an IRA, a RHS or an EIP Account—To redeem shares that you own through an IRA account, you must send your request to us, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010, and include the following information:

•	The full name in which your account is held;

•	Your social security number or, if applicable, your Employer Identification Number;

•	Your name and address;

•	The exact name(s) of the Fund(s) whose shares you wish to redeem;

•	The dollar amount or number of shares of each Fund to be redeemed;

•	How the assets are to be distributed to you (by mail or by wire);

•	If funds are to be distributed by wire, wire instructions.

A form for requesting IRA account withdrawals is available online through Account Access or by contacting Investor Services at 800-669-7400.

To request a form for redeeming shares owned through a RHS account, please contact Investor Services at 800-669-7400.

To request a form for redeeming shares owned through an EIP account, please contact Client Services at 800-326-7272.

Vantagepoint Elite Program

Investor and Investor M Shares may be purchased through the Vantagepoint Elite program. This program is available to any participant in an employee benefit plan administered by ICMA-RC. An initial contribution by the accountholder of $5,000 in a Fund is necessary in order to open a Vantagepoint Elite account. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in minimum amounts of $200. There are no front-end sales charges, deferred sales charges or back-end sales charges imposed through this program. However, other transaction fees may apply.

Investments submitted for an account that is deemed to be ineligible for this program will be returned to the investor promptly upon detection. The Fund(s) will retain any earnings on these ineligible accounts and the investor will bear any losses. For more information about opening a Vantagepoint Elite account please call 800-669-7400 or contact the Funds at InvestorServices@icmarc.org.

A Vantagepoint Elite investor may redeem shares by Account Access, online at www.tdameritrade.com or telephone by speaking to a brokerage representative at 800-669-7400 or 866-766-4015.

Vantagepoint Elite investors normally may exchange shares by Account Access, online at www.tdameritrade.com, or telephone by speaking to a brokerage representative at 800-669-7400 or 866-766-4015. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase). Additional transaction fees may apply.

Inability to Conduct Business

As mentioned above, the Funds are normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business. However, unusual circumstances including, but not limited to, severe and extraordinary weather conditions, flooding, other natural disasters, pandemic flu or other epidemics, regional power failures, fires, market disruption, civil disturbances, or other emergencies may prevent the Funds or their service providers from conducting business on a given day or series of days. In the event of a pandemic flu or other similar circumstances whereby the Funds or their service providers are open for business and operating under unusual conditions, investment transactions and other orders or directions may be required to be sent over the Internet or via an automatic voice telephone line to ensure the receipt and processing of such requests.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage short-term or frequent trading, often referred to as “market timing,” in Fund shares and seek to restrict or reject such trading or take other action to prevent it when identified and judged by the Funds or its transfer agent or adviser to be detrimental to the interests of the Fund and its long-term shareholders. The Funds are intended for long-term investment. Frequent purchases and redemptions of Fund shares may present risks for the Funds and their long-term shareholders as described below.

Frequent Trading Generally—The Board of Directors has adopted the following policies regarding frequent trading in Fund shares:

The following trading practices generally will result in the Funds taking action as described under “Consequences of Frequent Trading for Investors” below: (1) three or more “roundtrips” in the same Fund within any rolling 90-day period, or (2) ten or more “roundtrips” in the same Fund within any rolling 365-day period. A “roundtrip” is defined as a purchase of a Fund’s shares followed by a redemption of the same Fund’s shares during the relevant period. For example, three purchases and three redemptions must occur within a 90-day period or ten purchases and ten redemptions must occur within a 365-day period. If trading activity in a Fund reaches or exceeds either threshold described above, the Fund normally will take action to deter future frequent trading in the Fund, as discussed below. The Funds also may take action, even if the above thresholds are not met, if the trading is deemed to be disruptive for other reasons (e.g., excessively large trade amount).

The Funds may change the definition of frequent trading at any time without prior notice, depending upon factors such as the protection of the best interests of long-term investors or state or Federal regulatory requirements. It is expected that this policy will change over time to reflect the changing nature and strategies of frequent traders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Funds’ restrictions on frequent trading. These transactions include, but are not limited to: (1) reinvestment of dividends; (2) automatic investment/contribution, asset allocation (including accounts maintained under investment advisory programs or agreements) or withdrawal plans (including regularly scheduled and required minimum distributions); (3) retirement plan loan distributions and repayments; (4) certain retirement plan withdrawal events; (5) transactions initiated by a plan sponsor; and (6) transfers of assets that are non-investor driven.

Risks of Frequent Trades for the Funds—Depending on various factors, including the size of a Fund, the nature of the Fund’s portfolio holdings, the amount of Fund assets typically maintained in cash or cash equivalents, and the dollar amount, number and frequency of trades, short-term or excessive trading may:

•	interfere with the efficient management of a Fund’s portfolio,

•	increase a Fund’s transaction costs, administrative costs or taxes, that are borne by all shareholders, including long-term investors that do not trade frequently,

•	impact Fund performance, or

•	otherwise be detrimental to the interests of a Fund and its shareholders.

In addition, under certain circumstances, frequent trading in Fund shares may dilute the value of a Fund’s shares. This may happen when certain investors try to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of that change in the Fund’s NAV. This is sometimes called “arbitrage market timing.” Arbitrage market timing could, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices of the Fund’s portfolio securities. The risk of arbitrage market timing particularly applies to those Vantagepoint Funds that hold significant investments in foreign securities, as certain foreign markets close several hours ahead of the U.S. markets and to those Vantagepoint Funds that have a significant portion of their assets invested in small-cap securities and other types of investments that may not trade frequently.

Please see “Valuation of the Funds’ Investment Securities” for more information.

Consequences of Frequent Trading for Investors—Although the Funds, their investment adviser and their transfer agent endeavor to apply the Funds’ frequent trading policies uniformly, monitoring and evaluating the potential detrimental or harmful effects of frequent trading on the Funds involves inherently subjective judgments. The Funds, their investment adviser and their transfer agent will not knowingly accommodate trading activity that they have identified as being detrimental to the Funds by, or make any exceptions to the Funds’ frequent trading policies with respect to such trading activity for, any particular Fund shareholder or category of shareholders. Accordingly, if the Funds’ investment adviser or transfer agent becomes aware that an investor may be engaged in frequent trading in a Fund as described above and they conclude that such trading may be detrimental to the Fund, one or more of the following actions may be taken:

Account Monitoring and Shareholder Communications—The Funds and their service providers may increase the monitoring of the investor’s account(s) based on trading activity and account history, and may communicate with the investor either over the phone or in writing about trading activities in an effort to deter such activities. If such communications fail to deter the frequent or otherwise harmful trading activity, further action may be taken, as discussed below.

Barring Future Purchases—The Funds may temporarily (e.g., for a period of 180 days) or permanently bar the investor’s future purchases into the Fund (or other Funds) or may limit the amount, number or frequency of any future purchases or the method by which the investor may request future purchases and redemptions.

Rejecting, Canceling and Revoking Purchases and Exchanges—The Funds’ investment adviser or transfer agent, on behalf of the Funds, may reject any purchase or exchange order for any series for any reason in their sole discretion, including for suspicion of frequent trading. Further, purchase orders placed in violation or suspected violation of the Funds’ frequent trading policy are not necessarily deemed accepted by the Funds and may be canceled or revoked by the Funds’ transfer agent effective the next business day following receipt by the Funds.

Steps to Reduce Frequent Trading—From time to time, the Funds’ investment adviser or transfer agent may use several methods in an effort to reduce the risks of harmful frequent trading. These may include one or more of the following:

(1)	reviewing recent trades in Fund shares in an effort to identify possible frequent trading activity;

(2)	refusing, barring, or otherwise limiting purchase orders;

(3)	closing shareholder accounts and involuntarily redeeming Fund shares as permitted by law;

(4)	imposing specific limitations on transfers in the International Fund and the Overseas Equity Index Fund (see “Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund”); and

(5)	using a third party fair valuation model to provide fair value prices for certain foreign equity securities.

The Funds also reserve the right to reject any order to purchase shares of any Fund when, in management’s judgment and in its sole discretion, rejection of an order is in the best interests of the Funds and their long-term shareholders.

Limitations on the Effectiveness of Frequent Trading Policy—The Funds will take steps to detect and deter harmful frequent trading, but there can be no assurances that all such trading will be detected and prevented or that the Funds or their service providers will be able to completely eliminate, reduce or deter harmful frequent trading activities. The Funds reserve the right to amend their frequent trading policy and procedures at any time.

Trading Through Intermediaries—You are subject to this policy whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through an employee benefit plan whose assets are invested through VantageTrust or another trust or trustee or if you are investing through another intermediary.

While the Funds’ investment adviser and transfer agent will encourage financial intermediaries to apply the Funds’ frequent trading policy to their customers who invest indirectly in the Funds, the Funds’ investment adviser and transfer agent may not always be able to detect frequent trading that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. However, the Funds’ investment adviser and transfer agent review trading activity at the omnibus account level to seek to identify patterns that may suggest trading activity contrary to the Funds’ frequent trading policy. If they believe that such activity may have occurred, the Funds’ investment adviser and transfer agent may request and receive personal identifying information and transaction histories for some or all underlying Fund shareholders (or in the case of retirement plans, underlying plan participants). Should the Funds’ investment adviser or transfer agent subsequently determine that an underlying shareholder has violated the Funds’ frequent trading policy, it will instruct the intermediary to take appropriate action in accordance with the Funds’ frequent trading policy.

Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Index Fund—The following transfer policy applies to the International Fund and Overseas Equity Index Fund:

Investors (except for the Model Portfolio Funds or Milestone Funds) who transfer assets out of these Funds must wait at least 91 days before transferring assets back into the same Fund. This policy affects transfers only. It does not affect regular contributions or disbursements. The above transfer policy does not apply to an investor’s transactions in shares of the Model Portfolio Funds or Milestone Funds even though these Funds from time to time invest a portion of their assets in the International Fund or the Overseas Equity Index Fund.

This policy is designed to protect long-term investors in these Funds. When money is transferred into or out of the Funds, the portfolio managers may be required to buy or sell securities. Because trading costs can be fairly high in an international equity portfolio, short-term trading may generate higher-than-usual transaction costs that are borne by all shareholders, including those who do not trade frequently.

The Funds also have adopted this policy to control frequent trading and to protect the interests of long-term investors in the Funds.

Distribution Arrangements
ICMA-RC Services, LLC (“ICMA-RC Services”) serves as distributor to the Funds. ICMA-RC Services receives no compensation for its services as distributor.

Tax Consequences

Each of the Vantagepoint Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute ordinary income and capital gains, if any, at least annually. The Low Duration Bond, Core Bond Index, and Inflation Protected Securities Funds distribute ordinary income, if any, monthly.

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All distributions to shareholders that are reinvested in the Fund are used to purchase additional shares. Investors in the Vantagepoint Elite program may receive these distributions in cash. An investor should consult his/her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received whether or not they are reinvested. Such dividends and distributions may be subject to federal, state and local taxation. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 20% (0% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are taxable at the maximum rate of 20% (0% for individuals in lower tax brackets).

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

Dividends declared in October, November or December and paid in January of the following calendar year will be treated as paid on December 31 of the calendar year in which declared for tax purposes.

Unless you hold your shares in a tax advantaged account, each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent of a net capital gain distribution received by the shareholder.

In November 2001, the Funds began offering their shares to taxable investors. Before that time, the Funds offered their shares exclusively to retirement plans and other tax-exempt investors. The Funds’ after-tax returns in the performance tables included in the Fund Summaries section of this prospectus under the heading “Risk/Return Bar Chart and Table” reflect the Funds’ returns during periods when the Funds offered their shares exclusively to tax-exempt investors, and as a result may not be helpful to taxable investors.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

Financial Highlights

The following financial highlights table is intended to help you understand a Fund’s performance for the period of the Fund’s operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The report of PricewaterhouseCoopers LLP, along with the financial statements and related notes, appears in the 2011 Annual Report which is available upon request. The information for the period from January 1, 2012 to June 30, 2012 is not audited and appears in the Fund’s 2012 Semi-Annual Report which is available upon request.

Financial Highlights
(For a share outstanding throughout each period)

	Low Duration Bond(1)
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.96		$10.04	$9.95	$9.28	$9.83	$9.76
Income from investment operations:
Net investment income	0.08		0.19	0.25	0.32	0.37	0.41
Net realized and unrealized gain (loss)	0.13		(0.08)	0.10	0.65	(0.51)	0.09

Total from investment operations	0.21		0.11	0.35	0.97	(0.14)	0.50

Less distributions:
From net investment income	(0.09)		(0.19)	(0.26)	(0.30)	(0.41)	(0.43)
Return of capital	—		—	—	—	—	—

Total distributions	(0.09)		(0.19)	(0.26)	(0.30)	(0.41)	(0.43)

Net Asset Value, end of year	$10.08		$9.96	$10.04	$9.95	$9.28	$9.83

Total return	2.07	%††	1.14%	3.58%	10.63%	(1.52)%	5.24%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.62%	0.64%	0.66%	0.66%	0.65%
Net investment income	1.68	%†	1.93%	2.51%	3.27%	3.82%	4.15%
Supplemental Data:
Net assets, end of year (000)	$562,076		$524,463	$537,709	$517,659	$394,704	$507,120
Portfolio turnover	28	%††	66%	70%	63%	91%	149%

(1)	Formerly Short-Term Bond Fund.

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$11.68		$10.99	$10.72	$9.88	$10.46	$10.03
Income from investment operations:
Net investment income	0.14		0.34	0.19	0.11	0.57	0.50
Net realized and unrealized gain (loss)	0.34		0.91	0.44	0.85	(0.59)	0.43

Total from investment operations	0.48		1.25	0.63	0.96	(0.02)	0.93

Less distributions:
From net investment income	(0.14)		(0.36)	(0.19)	(0.12)	(0.46)	(0.50)
From net realized gain	—		(0.20)	(0.17)	—	—	—
Return of capital	—		—	—	—	(0.10)	—

Total distributions	(0.14)		(0.56)	(0.36)	(0.12)	(0.56)	(0.50)

Net Asset Value, end of year	$12.02		$11.68	$10.99	$10.72	$9.88	$10.46

Total return	4.07	%††	11.53%	5.95%	9.75%	(0.40)%	9.64%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.64%	0.65%	0.67%	0.67%	0.68%
Net investment income	2.32	%†	2.94%	1.73%	1.13%	4.64%	4.86%
Supplemental Data:
Net assets, end of year (000)	$645,845		$584,191	$492,002	$338,790	$300,148	$274,209
Portfolio turnover	46	%††	109%	97%	105%	149%	174%

(2)	Formerly US Government Securities Fund.

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.27		$8.64	$7.70	$5.79	$9.78	$9.90
Income from investment operations:
Net investment income	0.07		0.12	0.08	0.09	0.13	0.13
Net realized and unrealized gain (loss)	0.52		(0.13)	0.94	1.95	(3.96)	0.25

Total from investment operations	0.59		(0.01)	1.02	2.04	(3.83)	0.38

Less distributions:
From net investment income	—		(0.22)	(0.08)	(0.13)	—	(0.14)
From net realized gain	—		(0.14)	—	—	(0.16)	(0.36)

Total distributions	—		(0.36)	(0.08)	(0.13)	(0.16)	(0.50)

Net Asset Value, end of year	$8.86		$8.27	$8.64	$7.70	$5.79	$9.78

Total return	7.13	%††	0.04%	13.28%	35.28%	(39.19)%	3.76%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.83	%†	0.84%	0.85%	0.88%	0.88%	0.88%
Expenses net of reimbursements/waivers, if any	0.83	%†	0.83%	0.85%	0.88%	0.88%	0.88%
Net investment income before reimbursements/waivers	1.59	%†	1.32%	1.19%	1.49%	1.74%	1.22%
Net investment income net of reimbursements/waivers, if any	1.60	%†	1.32%	1.19%	1.49%	1.74%	1.23%
Supplemental Data:
Net assets, end of year (000)	$1,935,229		$1,817,557	$1,867,505	$1,516,199	$1,102,032	$1,734,750
Portfolio turnover	5	%††	18%	18%	22%	29%	18%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.49		$9.67	$8.49	$6.43	$10.56	$11.49
Income from investment operations:
Net investment income	0.07		0.11	0.08	0.10	0.10	0.12
Net realized and unrealized gain (loss)	0.77		(0.18)	1.18	2.06	(4.13)	0.58

Total from investment operations	0.84		(0.07)	1.26	2.16	(4.03)	0.70

Less distributions:
From net investment income	—		(0.11)	(0.08)	(0.10)	(0.07)	(0.15)
From net realized gain	—		—	—	—	(0.03)	(1.48)

Total distributions	—		(0.11)	(0.08)	(0.10)	(0.10)	(1.63)

Net Asset Value, end of year	$10.33		$9.49	$9.67	$8.49	$6.43	$10.56

Total return	8.85	%††	(0.69)%	14.81%	33.61%	(38.16)%	5.98%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78	%†	0.78%	0.79%	0.82%	0.81%	0.81%
Expenses net of reimbursements/waivers, if any	0.78	%†	0.78%	0.79%	0.81%	0.80%	0.80%
Net investment income before reimbursements/waivers	1.36	%†	1.12%	0.91%	1.39%	1.20%	0.90%
Net investment income net of reimbursements/waivers, if any	1.36	%†	1.12%	0.91%	1.39%	1.21%	0.90%
Supplemental Data:
Net assets, end of year (000)	$1,239,630		$1,162,482	$1,228,122	$1,023,636	$747,032	$1,101,700
Portfolio turnover	13	%††	40%	46%	111%	58%	41%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Growth
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.36		$8.78	$7.70	$5.91	$10.45	$9.56
Income from investment operations:
Net investment income	0.01		0.04	0.05	0.04	0.06	0.05
Net realized and unrealized gain (loss)	0.71		(0.42)	1.09	1.79	(4.54)	0.89

Total from investment operations	0.72		(0.38)	1.14	1.83	(4.48)	0.94

Less distributions:
From net investment income	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.05)

Total distributions	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.05)

Net Asset Value, end of year	$9.08		$8.36	$8.78	$7.70	$5.91	$10.45

Total return	8.61	%††	(4.27)%	14.76%	31.02%	(42.89)%	9.81%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79	%†	0.83%	0.86%	0.86%	0.88%	0.87%
Expenses net of reimbursements/waivers, if any	0.79	%†	0.81%	0.84%	0.84%	0.87%	0.87%
Net investment income before reimbursements/waivers	0.20	%†	0.47%	0.64%	0.64%	0.63%	0.41%
Net investment income net of reimbursements/waivers, if any	0.21	%†	0.49%	0.66%	0.66%	0.64%	0.41%
Supplemental Data:
Net assets, end of year (000)	$1,843,513		$1,751,075	$1,971,807	$1,814,533	$1,427,675	$2,567,845
Portfolio turnover	64	%††	70%	117%	89%	175%	50%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Select Value
							For the
	For the Period						Period from
	January 1, 2012						October 30,
	to June 30,		For the Year Ended				2007*
	2012		December 31,				to December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.73		$9.84	$8.25	$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.08		0.10	0.09	0.10	0.12	0.04
Net realized and unrealized gain (loss)	0.62		(0.12)	1.59	2.14	(3.31)	(0.62)

Total from investment operations	0.70		(0.02)	1.68	2.24	(3.19)	(0.58)

Less distributions:
From net investment income	—		(0.09)	(0.09)	(0.06)	(0.12)	(0.04)

Total distributions	—		(0.09)	(0.09)	(0.06)	(0.12)	(0.04)

Net Asset Value, end of year	$10.43		$9.73	$9.84	$8.25	$6.07	$9.38

Total return	7.19	%††	(0.16)%	20.34%	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.00	%†	0.99%	1.00%	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	1.00	%†	0.99%	1.00%	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	1.45	%†	0.96%	1.01%	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	1.45	%†	0.96%	1.01%	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of year (000)	$341,958		$320,019	$338,336	$295,800	$220,955	$294,157
Portfolio turnover	27	%††	60%	68%	85%	211%	11	%††

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.26		$11.34	$9.52	$6.32	$11.26	$12.85
Income from investment operations:
Net investment income (loss)	0.02		0.03	0.01	(0.00)#	0.03	0.01
Net realized and unrealized gain (loss)	0.79		(1.23)	1.81	3.22	(4.68)	0.72

Total from investment operations	0.81		(1.20)	1.82	3.22	(4.65)	0.73

Less distributions:
From net investment income	—		(0.04)	—	(0.02)	(0.01)	—
From net realized gain	—		(0.84)	—	—	(0.28)	(2.32)

Total distributions	—		(0.88)	—	(0.02)	(0.29)	(2.32)

Net Asset Value, end of year	$10.07		$9.26	$11.34	$9.52	$6.32	$11.26

Total return	8.75	%††	(10.42)%	19.12%	50.95%	(41.29)%	5.53%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.92	%†	0.91%	0.93%	0.99%	1.01%	1.02%
Expenses net of reimbursements/waivers, if any	0.92	%†	0.91%	0.93%	0.98%	0.96%	1.02%
Net investment income (loss) before reimbursements/waivers	0.30	%†	0.21%	0.05%	(0.02)%	0.25%	0.07%
Net investment income (loss) net of reimbursements/waivers, if any	0.30	%†	0.21%	0.05%	(0.02)%	0.30%	0.08%
Supplemental Data:
Net assets, end of year (000)	$986,283		$957,271	$1,147,570	$1,010,098	$668,403	$1,154,745
Portfolio turnover	20	%††	53%	96%	53%	57%	45%

#	Rounds to less than $0.01

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Discovery
							For the
	For the Period						Period from
	January 1, 2012						October 30,
	to June 30,		For the Year Ended				2007*
	2012		December 31,				to December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.74		$9.42	$7.54	$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.05		0.10	0.08	0.08	0.20	0.03
Net realized and unrealized gain (loss)	0.75		(0.68)	1.89	2.07	(3.77)	(0.68)

Total from investment operations	0.80		(0.58)	1.97	2.15	(3.57)	(0.65)

Less distributions:
From net investment income	—		(0.10)	(0.09)	(0.07)	(0.17)	(0.03)
From net realized gain	—		—	—	—	—	(0.07)
Return of capital	—		—	—	—	(0.05)	—

Total distributions	—		(0.10)	(0.09)	(0.07)	(0.22)	(0.10)

Net Asset Value, end of year	$9.54		$8.74	$9.42	$7.54	$5.46	$9.25

Total return	9.15	%††	(6.15)%	26.08%	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.96	%†	0.95%	0.98%	0.99%	0.99%	1.07	%†
Expenses net of reimbursements/waivers, if any	0.96	%†	0.96%	0.98%	0.99%	0.99%	1.07	%†
Net investment income	0.99	%†	1.05%	0.97%	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of year (000)	$205,872		$193,872	$212,770	$178,174	$126,382	$173,510
Portfolio turnover	41	%††	86%	73%	85%	111%	36	%††

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	International
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.32		$9.34	$8.85	$6.94	$12.19	$12.57
Income from investment operations:
Net investment income	0.14		0.20	0.15	0.12	0.17	0.18
Net realized and unrealized gain (loss)	0.28		(1.01)	0.52	1.96	(5.29)	1.37

Total from investment operations	0.42		(0.81)	0.67	2.08	(5.12)	1.55

Less distributions:
From net investment income	—		(0.21)	(0.18)	(0.17)	(0.02)	(0.21)
From net realized gain	—		—	—	—	(0.11)	(1.72)

Total distributions	—		(0.21)	(0.18)	(0.17)	(0.13)	(1.93)

Net Asset Value, end of year	$8.74		$8.32	$9.34	$8.85	$6.94	$12.19

Total return	5.05	%††	(8.57)%	7.61%	29.97%	(42.03)%	12.46%
Ratios to Average Net Assets:
Expenses before reimbursement/waivers	0.99	%†	0.97%	0.98%	1.05%	1.07%	1.10%
Expenses net of reimbursements/waivers, if any	0.99	%†	0.95%	0.98%	1.05%	1.07%	1.10%
Net investment income before reimbursements/waivers	3.35	%†	2.25%	1.95%	1.70%	1.95%	1.15%
Net investment income net of reimbursements/waivers, if any	3.35	%†	2.26%	1.95%	1.70%	1.95%	1.15%
Supplemental Data:
Net assets, end of year (000)	$1,234,060		$1,139,964	$1,218,763	$1,015,627	$766,210	$1,145,029
Portfolio turnover	23	%†	50%	53%	164%	59%	60%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Diversifying Strategies(3)
							For the
	For the Period						Period from
	January 1, 2012						October 30,
	to June 30,		For the Year Ended				2007*
	2012		December 31,				to December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.01		$10.16	$9.85	$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.06		0.10	0.06	0.09	0.28	0.06
Net realized and unrealized gain (loss)	0.04		(0.09)	0.44	0.53	(0.95)	(0.07)

Total from investment operations	0.10		0.01	0.50	0.62	(0.67)	(0.01)

Less distributions:
From net investment income	—		(0.02)	(0.19)	(0.05)	—	(0.04)
From net realized gain	—		(0.14)	—	—	(0.00)#	—

Total distributions	—		(0.16)	(0.19)	(0.05)	(0.00)#	(0.04)

Net Asset Value, end of year	$10.11		$10.01	$10.16	$9.85	$9.28	$9.95

Total return	1.00	%††	0.10%	5.04%	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.90	%†	0.91%	0.91%	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.80	%†	0.85%	0.91%	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	1.04	%†	0.93%	1.06%	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.14	%†	1.00%	1.06%	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of year (000)	$917,307		$849,777	$870,591	$453,196	$338,090	$465,175
Portfolio turnover	39	%††	73%	63%	129%	89%	16	%††

(3)	Formerly Diversified Assets Fund.

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.47		$10.10	$9.89	$9.81	$9.87	$9.75
Income from investment operations:
Net investment income	0.13		0.31	0.34	0.40	0.46	0.47
Net realized and unrealized gain (loss)	0.09		0.42	0.26	0.13	(0.02)	0.15

Total from investment operations	0.22		0.73	0.60	0.53	0.44	0.62

Less distributions:
From net investment income	(0.16)		(0.36)	(0.39)	(0.45)	(0.50)	(0.50)
Return of capital	—		—	—	—	—	—

Total distributions	(0.16)		(0.36)	(0.39)	(0.45)	(0.50)	(0.50)

Net Asset Value, end of year	$10.53		$10.47	$10.10	$9.89	$9.81	$9.87

Total return	2.15	%††	7.41%	6.13%	5.57%	4.63%	6.52%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.41%	0.42%	0.42%	0.44%	0.44%
Net investment income	2.54	%†	3.00%	3.31%	3.99%	4.70%	4.71%
Supplemental Data:
Net assets, end of year (000)	$883,438		$813,431	$824,963	$857,504	$656,279	$888,541
Portfolio turnover	34	%††	57%	85%	60%	49%	76%

	Core Bond Index Class II
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.53		$10.16	$9.94	$9.86	$9.92	$9.80
Income from investment operations:
Net investment income	0.14		0.33	0.36	0.42	0.48	0.49
Net realized and unrealized gain (loss)	0.09		0.43	0.27	0.13	(0.02)	0.15

Total from investment operations	0.23		0.76	0.63	0.55	0.46	0.64

Less distributions:
From net investment income	(0.17)		(0.39)	(0.41)	(0.47)	(0.52)	(0.52)
Return of capital	—		—	—	—	—	—

Total distributions	(0.17)		(0.39)	(0.41)	(0.47)	(0.52)	(0.52)

Net Asset Value, end of year	$10.59		$10.53	$10.16	$9.94	$9.86	$9.92

Total return	2.23	%††	7.57%	6.41%	5.74%	4.82%	6.71%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.21%	0.22%	0.22%	0.24%	0.24%
Net investment income	2.75	%†	3.15%	3.51%	4.21%	4.90%	4.91%
Supplemental Data:
Net assets, end of year (000)	$339,616		$320,809	$282,359	$238,193	$220,355	$201,573
Portfolio turnover	34	%†	57%	85%	60%	49%	76%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.96		$9.95	$8.81	$7.12	$11.63	$11.23
Income from investment operations:
Net investment income	0.09		0.17	0.15	0.16	0.18	0.22
Net realized and unrealized gain (loss)	0.84		0.00 #	1.13	1.70	(4.52)	0.35

Total from investment operations	0.93		0.17	1.28	1.86	(4.34)	0.57

Less distributions:
From net investment income	—		(0.16)	(0.14)	(0.17)	(0.17)	(0.17)

Total distributions	—		(0.16)	(0.14)	(0.17)	(0.17)	(0.17)

Net Asset Value, end of year	$10.89		$9.96	$9.95	$8.81	$7.12	$11.63

Total return	9.34	%††	1.72%	14.56%	26.13%	(37.31)%	5.06%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.42%	0.43%	0.44%	0.46%	0.45%
Net investment income	1.70	%†	1.65%	1.63%	2.19%	1.92%	1.55%
Supplemental Data:
Net assets, end of year (000)	$104,638		$94,197	$102,642	$85,772	$59,748	$95,694
Portfolio turnover	1	%††	3%	3%	15%	7%	5%

	500 Stock Index Class II
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.39		$9.39	$8.32	$6.73	$11.01	$10.65
Income from investment operations:
Net investment income	0.09		0.18	0.16	0.19	0.19	0.20
Net realized and unrealized gain (loss)	0.79		0.00 #	1.07	1.58	(4.28)	0.36

Total from investment operations	0.88		0.18	1.23	1.77	(4.09)	0.56

Less distributions:
From net investment income	—		(0.18)	(0.16)	(0.18)	(0.19)	(0.20)

Total distributions	—		(0.18)	(0.16)	(0.18)	(0.19)	(0.20)

Net Asset Value, end of year	$10.27		$9.39	$9.39	$8.32	$6.73	$11.01

Total return	9.37	%††	1.97%	14.78%	26.35%	(37.15)%	5.22%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.22%	0.23%	0.24%	0.26%	0.25%
Net investment income	1.90	%†	1.86%	1.84%	2.40%	2.13%	1.75%
Supplemental Data:
Net assets, end of year (000)	$337,061		$287,072	$281,443	$237,743	$200,989	$316,248
Portfolio turnover	1	%††	3%	3%	15%	7%	5%

#	Rounds to less than $0.01.

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.85		$10.92	$9.47	$7.53	$12.25	$11.81
Income from investment operations:
Net investment income	0.10		0.20	0.16	0.17	0.21	0.26
Net realized and unrealized gain (loss)	0.87		(0.11)	1.43	1.92	(4.75)	0.35

Total from investment operations	0.97		0.09	1.59	2.09	(4.54)	0.61

Less distributions:
From net investment income	—		(0.16)	(0.14)	(0.15)	(0.18)	(0.17)

Total distributions	—		(0.16)	(0.14)	(0.15)	(0.18)	(0.17)

Net Asset Value, end of year	$11.82		$10.85	$10.92	$9.47	$7.53	$12.25

Total return	8.94	%††	0.85%	16.84%	27.78%	(37.06)%	5.15%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.41%	0.42%	0.43%	0.44%	0.44%
Net investment income	1.67	%†	1.56%	1.55%	2.05%	1.81%	1.48%
Supplemental Data:
Net assets, end of year (000)	$125,809		$114,674	$131,673	$119,777	$94,710	$170,584
Portfolio turnover	1	%††	1%	6%	7%	4%	2%

	Broad Market Index Class II
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.19		$10.27	$8.91	$7.09	$11.57	$11.17
Income from investment operations:
Net investment income	0.11		0.19	0.16	0.18	0.20	0.20
Net realized and unrealized gain (loss)	0.81		(0.09)	1.36	1.81	(4.48)	0.40

Total from investment operations	0.92		0.10	1.52	1.99	(4.28)	0.60

Less distributions:
From net investment income	—		(0.18)	(0.16)	(0.17)	(0.20)	(0.20)

Total distributions	—		(0.18)	(0.16)	(0.17)	(0.20)	(0.20)

Net Asset Value, end of year	$11.11		$10.19	$10.27	$8.91	$7.09	$11.57

Total return	9.03	%††	1.07%	17.12%	28.04%	(36.97)%	5.35%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.21%	0.22%	0.23%	0.24%	0.24%
Net investment income	1.86	%†	1.77%	1.75%	2.26%	2.03%	1.68%
Supplemental Data:
Net assets, end of year (000)	$402,447		$389,031	$406,029	$358,250	$295,297	$484,534
Portfolio turnover	1	%††	1%	6%	7%	4%	2%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$14.02		$15.39	$12.35	$9.17	$16.23	$16.52
Income from investment operations:
Net investment income	0.11		0.16	0.13	0.13	0.18	0.16
Net realized and unrealized gain (loss)	1.10		(0.78)	3.31	3.19	(6.46)	0.68

Total from investment operations	1.21		3.44	3.32	(6.28)	0.84

Less distributions:
From net investment income	—		(0.15)	(0.12)	(0.14)	(0.18)	(0.20)
From net realized gain	—		(0.60)	(0.28)	—	(0.59)	(0.93)
Return of capital	—		—	—	—	(0.01)	—

Total distributions	—		(0.75)	(0.40)	(0.14)	(0.78)	(1.13)

Net Asset Value, end of year	$15.23		$14.02	$15.39	$12.35	$9.17	$16.23

Total return	8.63	%††	(3.91)%	27.93%	36.19%	(38.57)%	4.98%
Ratios to Average Net Assets:
Expenses	0.43	%†	0.43%	0.45%	0.48%	0.50%	0.50%
Net investment income	1.47	%†	1.11%	1.16%	1.46%	1.47%	1.16%
Supplemental Data:
Net assets, end of year (000)	$276,983		$247,732	$243,794	$134,165	$82,628	$105,496
Portfolio turnover	9	%††	15%	14%	25%	15%	18%

	Mid/Small Company Index Class II
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$13.26		$14.60	$11.73	$8.71	$15.48	$15.80
Income from investment operations:
Net investment income	0.11		0.19	0.15	0.17	0.23	0.22
Net realized and unrealized gain (loss)	1.05		(0.76)	3.14	3.00	(6.20)	0.61

Total from investment operations	1.16		(0.57)	3.29	3.17	(5.97)	0.83

Less distributions:
From net investment income	—		(0.17)	(0.14)	(0.15)	(0.20)	(0.22)
From net realized gain	—		(0.60)	(0.28)	—	(0.59)	(0.93)
Return of capital	—		—	—	—	(0.01)	—

Total distributions	—		(0.77)	(0.42)	(0.15)	(0.80)	(1.15)

Net Asset Value, end of year	$14.42		$13.26	$14.60	$11.73	$8.71	$15.48

Total return	8.75	%††	(3.70)%	28.15%	36.47%	(38.44)%	5.20%
Ratios to Average Net Assets:
Expenses	0.23	%†	0.23%	0.25%	0.28%	0.30%	0.30%
Net investment income	1.67	%†	1.30%	1.35%	1.66%	1.63%	1.36%
Supplemental Data:
Net assets, end of year (000)	$184,769		$160,710	$161,178	$97,453	$71,965	$121,950
Portfolio turnover	9	%††	15%	14%	25%	15%	18%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.19		$10.82	$10.30	$8.20	$14.80	$13.79
Income from investment operations:
Net investment income	0.19		0.33	0.23	0.22	0.39	0.35
Net realized and unrealized gain (loss)	0.14		(1.68)	0.52	2.12	(6.61)	1.05

Total from investment operations	0.33		(1.35)	0.75	2.34	(6.22)	1.40

Less distributions:
From net investment income	—		(0.28)	(0.23)	(0.24)	(0.32)	(0.38)
From net realized gain	—		—	—	—	(0.06)	(0.01)

Total distributions	—		(0.28)	(0.23)	(0.24)	(0.38)	(0.39)

Net Asset Value, end of year	$9.52		$9.19	$10.82	$10.30	$8.20	$14.80

Total return	3.59	%††	(12.42)%	7.37%	28.63%	(42.05)%	10.17%
Ratios to Average Net Assets:
Expenses	0.55	%†	0.54%†	0.56%	0.59%	0.63%	0.63%
Net investment income	4.17	%†	2.93%	2.27%	2.61%	3.07%	2.36%
Supplemental Data:
Net assets, end of year (000)	$50,915		$44,911	$57,649	$52,937	$36,021	$70,723
Portfolio turnover	1	%††	2%	2%	5%	6%	5%

	Overseas Equity Index Class II
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.60		$10.16	$9.69	$7.72	$13.98	$13.06
Income from investment operations:
Net investment income	0.19		0.31	0.23	0.23	0.39	0.35
Net realized and unrealized gain (loss)	0.14		(1.57)	0.50	2.00	(6.25)	0.99

Total from investment operations	0.33		(1.26)	0.73	2.23	(5.86)	1.34

Less distributions:
From net investment income	—		(0.30)	(0.26)	(0.26)	(0.34)	(0.41)
From net realized gain	—		—	—	—	(0.06)	(0.01)

Total distributions	—		(0.30)	(0.26)	(0.26)	(0.40)	(0.42)

Net Asset Value, end of year	$8.93		$8.60	$10.16	$9.69	$7.72	$13.98

Total return	3.84	%††	(12.28)%	7.54%	28.94%	(41.90)%	10.30%
Ratios to Average Net Assets:
Expenses	0.35	%†	0.34%	0.36%	0.39%	0.43%	0.43%
Net investment income	4.40	%†	3.11%	2.45%	2.83%	3.27%	2.56%
Supplemental Data:
Net assets, end of year (000)	$156,410		$132,873	$149,208	$128,002	$92,719	$178,661
Portfolio turnover	1	%††	2%	2%	5%	6%	5%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$24.40		$24.32	$23.22	$20.58	$24.70	$24.70
Income from investment operations:
Net investment income	0.13		0.51	0.46	0.49	0.73	0.88
Net realized and unrealized gain (loss)	0.72		0.07	1.11	2.64	(3.63)	0.63

Total from investment operations	0.85		0.58	1.57	3.13	(2.90)	1.51

Less distributions:
From net investment income	—		(0.50)	(0.47)	(0.48)	(0.70)	(0.96)
From net realized gain	—		—	—	(0.01)	(0.52)	(0.55)

Total distributions	—		(0.50)	(0.47)	(0.49)	(1.22)	(1.51)

Net Asset Value, end of year	$25.25		$24.40	$24.32	$23.22	$20.58	$24.70

Total return	3.48	%††	2.38%	6.78%	15.18%	(11.67)%	6.15%
Ratios to Average Net Assets:
Expenses	0.14	%††	0.14%	0.14%	0.16%	0.16%	0.15%
Net investment income	1.02	%†	1.76%	1.97%	2.36%	2.88%	3.66%
Supplemental Data:
Net assets, end of year (000)	$302,858		$288,467	$338,533	$307,297	$255,970	$311,455
Portfolio turnover	4	%††	15%	25%	7%	18%	27%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$23.46		$23.62	$22.13	$19.04	$24.62	$24.48
Income from investment operations:
Net investment income	0.10		0.43	0.40	0.44	0.58	0.68
Net realized and unrealized gain (loss)	0.90		(0.16)	1.50	3.08	(4.92)	0.92

Total from investment operations	1.00		0.27	1.90	3.52	(4.34)	1.60

Less distributions:
From net investment income	—		(0.43)	(0.41)	(0.43)	(0.53)	(0.75)
From net realized gain	—		—	—	—	(0.71)	(0.71)

Total distributions	—		(0.43)	(0.41)	(0.43)	(1.24)	(1.46)

Net Asset Value, end of year	$24.46		$23.46	$23.62	$22.13	$19.04	$24.62

Total return	4.26	%††	1.15%	8.60%	18.50%	(17.56)%	6.57%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.12%	0.13%	0.15%	0.15%	0.14%
Net investment income	0.81	%†	1.67%	1.80%	2.20%	2.40%	2.99%
Supplemental Data:
Net assets, end of year (000)	$588,386		$556,164	$586,912	$528,183	$449,433	$597,775
Portfolio turnover	4	%††	14%	23%	13%	19%	27%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$21.52		$22.17	$20.28	$16.65	$24.04	$24.26
Income from investment operations:
Net investment income	0.06		0.38	0.33	0.33	0.38	0.46
Net realized and unrealized gain (loss)	1.09		(0.50)	1.89	3.62	(6.53)	1.25

Total from investment operations	1.15		(0.12)	2.22	3.95	(6.15)	1.71

Less distributions:
From net investment income	—		(0.48)	(0.33)	(0.30)	(0.30)	(0.56)
From net realized gain	—		(0.05)	—	(0.02)	(0.94)	(1.37)

Total distributions	—		(0.53)	(0.33)	(0.32)	(1.24)	(1.93)

Net Asset Value, end of year	$22.67		$21.52	$22.17	$20.28	$16.65	$24.04

Total return	5.34	%††	(0.56)%	10.95%	23.72%	(25.39)%	7.03%
Ratios to Average Net Assets:
Expenses	0.12	%†	0.11%	0.12%	0.13%	0.13%	0.13%
Net investment income	0.53	%†	1.52%	1.57%	1.86%	1.74%	2.23%
Supplemental Data:
Net assets, end of year (000)	$1,444,276		$1,366,108	$1,495,757	$1,353,050	$1,072,076	$1,487,224
Portfolio turnover	4	%††	13%	15%	8%	20%	28%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$20.32		$21.41	$19.30	$15.35	$24.26	$24.56
Income from investment operations:
Net investment income	0.03		0.35	0.27	0.26	0.24	0.26
Net realized and unrealized gain (loss)	1.21		(0.77)	2.15	3.99	(7.81)	1.64

Total from investment operations	1.24		(0.42)	2.42	4.25	(7.57)	1.90

Less distributions:
From net investment income	—		(0.40)	(0.31)	(0.21)	(0.21)	(0.43)
From net realized gain	—		(0.27)	—	(0.09)	(1.13)	(1.77)

Total distributions	—		(0.67)	(0.31)	(0.30)	(1.34)	(2.20)

Net Asset Value, end of year	$21.56		$20.32	$21.41	$19.30	$15.35	$24.26

Total return	6.10	%††	(1.98)%	12.54%	27.67%	(30.99)%	7.74%
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%	0.12%	0.13%	0.13%	0.12%
Net investment income	0.30	%†	1.42%	1.40%	1.63%	1.16%	1.57%
Supplemental Data:
Net assets, end of year (000)	$1,817,004		$1,712,228	$1,848,430	$1,621,102	$1,203,596	$1,677,987
Portfolio turnover	3	%††	11%	10%	5%	14%	27%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$18.69		$19.81	$17.38	$13.07	$24.63	$25.88
Income from investment operations:
Net investment income	(0.01)		0.28	0.16	0.18	0.11	0.04
Net realized and unrealized gain (loss)	1.43		(1.12)	2.43	4.41	(10.01)	1.98

Total from investment operations	1.42		(0.84)	2.59	4.59	(9.90)	2.02

Less distributions:
From net investment income	—		(0.28)	(0.16)	(0.15)	(0.12)	(0.21)
From net realized gain	—		—	—	(0.13)	(1.54)	(3.06)

Total distributions	—		(0.28)	(0.16)	(0.28)	(1.66)	(3.27)

Net Asset Value, end of year	$20.11		$18.69	$19.81	$17.38	$13.07	$24.63

Total return	7.60	%††	(4.23)%	14.93%	35.07%	(39.86)%	7.75%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.12%	0.13%	0.14%	0.15%	0.14%
Net investment income	(0.13	%)†	1.24%	0.95%	1.30%	0.57%	0.82%
Supplemental Data:
Net assets, end of year (000)	$708,855		$649,826	$715,090	$591,533	$385,657	$597,973
Portfolio turnover	2	%††	9%	6%	3%	7%	23%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.18		$10.33	$9.81	$8.56	$10.61	$10.51
Income from investment operations:
Net investment income	0.05		0.20	0.12	0.16	0.29	0.27
Net realized and unrealized gain (loss)	0.30		0.05	0.56	1.26	(1.76)	0.36

Total from investment operations	0.35		0.25	0.68	1.42	(1.47)	0.63

Less distributions:
From net investment income	—		(0.20)	(0.15)	(0.15)	(0.29)	(0.29)
From net realized gain	—		(0.20)	(0.01)	(0.02)	(0.29)	(0.24)

Total distributions	—		(0.40)	(0.16)	(0.17)	(0.58)	(0.53)

Net Asset Value, end of year	$10.53		$10.18	$10.33	$9.81	$8.56	$10.61

Total return	3.44	%††	2.37%	6.93%	16.53%	(13.76)%	6.05%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.15%	0.18%	0.25%	0.27%	0.30%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.18%	0.20%	0.07%	0.14%
Net investment income before reimbursements/waivers	1.00	%†	1.79%	2.49%	2.29%	2.55%	3.48%
Net investment income net of reimbursements/waivers, if any	1.00	%†	1.79%	2.49%	2.34%	2.74%	3.63%
Supplemental Data:
Net assets, end of year (000)	$227,731		$220,063	$215,961	$76,683	$43,323	$54,573
Portfolio turnover	4	%††	19%	25%	14%	36%	63%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.10		$10.24	$9.56	$8.27	$10.65	$10.85
Income from investment operations:
Net investment income	0.04		0.19	0.10	0.18	0.23	0.27
Net realized and unrealized gain (loss)	0.43		(0.04)	0.71	1.29	(2.09)	0.42

Total from investment operations	0.47		0.15	0.81	1.47	(1.86)	0.69

Less distributions:
From net investment income	—		(0.21)	(0.13)	(0.14)	(0.23)	(0.30)
From net realized gain	—		(0.08)	—	(0.04)	(0.29)	(0.59)

Total distributions	—		(0.29)	(0.13)	(0.18)	(0.52)	(0.89)

Net Asset Value, end of year	$10.57		$10.10	$10.24	$9.56	$8.27	$10.65

Total return	4.65	%††	1.41%	8.51%	17.71%	(17.34)%	6.43%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.15%†	0.18%	0.22%	0.23%	0.24%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.18%	0.19%	0.13%	0.18%
Net investment income before reimbursements/waivers	0.66	%†	1.75%	2.11%	2.15%	2.31%	2.97%
Net investment income net of reimbursements/waivers, if any	0.66	%†	1.75%	2.11%	2.17%	2.41%	3.02%
Supplemental Data:
Net assets, end of year (000)	$229,590		$222,275	$217,770	$90,790	$65,043	$70,403
Portfolio turnover	5	%††	22%	33%	20%	27%	58%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.16		$10.35	$9.53	$7.96	$11.13	$11.29
Income from investment operations:
Net investment income	0.03		0.18	0.12	0.16	0.17	0.22
Net realized and unrealized gain (loss)	0.47		(0.10)	0.85	1.58	(2.80)	0.56

Total from investment operations	0.50		0.08	0.97	1.74	(2.63)	0.78

Less distributions:
From net investment income	—		(0.21)	(0.14)	(0.11)	(0.18)	(0.25)
From net realized gain	—		(0.06)	(0.01)	(0.06)	(0.36)	(0.69)

Total distributions	—		(0.27)	(0.15)	(0.17)	(0.54)	(0.94)

Net Asset Value, end of year	$10.66		$10.16	$10.35	$9.53	$7.96	$11.13

Total return	4.92	%††	0.70%	10.20%	21.84%	(23.54)%	6.88%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.14%	0.15%	0.18%	0.19%	0.18%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.14%	0.15%	0.17%	0.14%	0.18%
Net investment income before reimbursements/waivers	0.57	%†	1.72%	1.96%	2.06%	1.81%	2.57%
Net investment income net of reimbursements/waivers, if any	0.57	%†	1.72%	1.96%	2.07%	1.85%	2.57%
Supplemental Data:
Net assets, end of year (000)	$408,869		$381,855	$363,144	$185,989	$120,249	$138,535
Portfolio turnover	4	%††	20%	15%	12%	21%	40%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.10		$10.34	$9.43	$7.83	$11.38	$11.52
Income from investment operations:
Net investment income	0.02		0.18	0.14	0.16	0.13	0.20
Net realized and unrealized gain (loss)	0.51		(0.20)	0.92	1.68	(3.20)	0.63

Total from investment operations	0.53		(0.02)	1.06	1.84	(3.07)	0.83

Less distributions:
From net investment income	—		(0.18)	(0.14)	(0.16)	(0.14)	(0.23)
From net realized gain	—		(0.04)	(0.01)	(0.08)	(0.34)	(0.74)

Total distributions	—		(0.22)	(0.15)	(0.24)	(0.48)	(0.97)

Net Asset Value, end of year	$10.63		$10.10	$10.34	$9.43	$7.83	$11.38

Total return	5.25	%††	(0.26)%	11.27%	23.43%	(26.86)%	7.17%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.13%	0.15%	0.18%	0.19%	0.20%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.13%	0.15%	0.17%	0.15%	0.19%
Net investment income before reimbursements/waivers	0.47	%†	1.73%	1.93%	2.16%	1.50%	2.23%
Net investment income net of reimbursements/waivers, if any	0.47	%†	1.73%	1.93%	2.17%	1.54%	2.24%
Supplemental Data:
Net assets, end of year (000)	$430,751		$368,327	$344,033	$186,148	$112,440	$112,064
Portfolio turnover	3	%††	16%	10%	7%	12%	40%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.97		$10.27	$9.28	$7.58	$11.55	$11.72
Income from investment operations:
Net investment income	0.02		0.17	0.13	0.14	0.10	0.16
Net realized and unrealized gain (loss)	0.55		(0.26)	1.00	1.78	(3.57)	0.68

Total from investment operations	0.57		(0.09)	1.13	1.92	(3.47)	0.84

Less distributions:
From net investment income	—		(0.17)	(0.12)	(0.14)	(0.11)	(0.20)
From net realized gain	—		(0.04)	(0.02)	(0.08)	(0.39)	(0.81)

Total distributions	—		(0.21)	(0.14)	(0.22)	(0.50)	(1.01)

Net Asset Value, end of year	$10.54		$9.97	$10.27	$9.28	$7.58	$11.55

Total return	5.72	%††	(0.85)%	12.25%	25.40%	(29.90)%	7.17%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.14%	0.16%	0.19%	0.21%	0.22%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.14%	0.16%	0.18%	0.15%	0.18%
Net investment income before reimbursements/waivers	0.35	%†	1.71%	1.77%	2.03%	1.17%	1.98%
Net investment income net of reimbursements/waivers, if any	0.35	%†	1.71%	1.77%	2.04%	1.22%	2.02%
Supplemental Data:
Net assets, end of year (000)	$344,450		$301,275	$267,155	$146,397	$81,317	$83,891
Portfolio turnover	2	%††	15%	7%	5%	11%	38%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.00		$10.34	$9.26	$7.45	$11.75	$11.88
Income from investment operations:
Net investment income	0.01		0.17	0.12	0.13	0.08	0.14
Net realized and unrealized gain (loss)	0.61		(0.32)	1.09	1.90	(3.92)	0.70

Total from investment operations	0.62		(0.15)	1.21	2.03	(3.84)	0.84

Less distributions:
From net investment income	—		(0.17)	(0.12)	(0.13)	(0.09)	(0.18)
From net realized gain	—		(0.02)	(0.01)	(0.09)	(0.37)	(0.79)

Total distributions	—		(0.19)	(0.13)	(0.22)	(0.46)	(0.97)

Net Asset Value, end of year	$10.62		$10.00	$10.34	$9.26	$7.45	$11.75

Total return	6.20	%††	(1.46)%	13.11%	27.33%	(32.54)%	7.11%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.15%	0.16%	0.20%	0.23%	0.26%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.16%	0.19%	0.16%	0.20%
Net investment income before reimbursements/waivers	0.19	%†	1.65%	1.53%	1.89%	1.01%	1.78%
Net investment income net of reimbursements/waivers, if any	0.19	%†	1.65%	1.53%	1.90%	1.07%	1.85%
Supplemental Data:
Net assets, end of year (000)	$271,236		$236,452	$211,155	$121,219	$66,183	$61,465
Portfolio turnover	2	%††	14%	7%	4%	10%	43%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.86		$10.28	$9.10	$7.21	$11.83	$11.98
Income from investment operations:
Net investment income	0.00		0.16	0.10	0.13	0.08	0.12
Net realized and unrealized gain (loss)	0.66		(0.39)	1.20	1.98	(4.23)	0.75

Total from investment operations	0.66		(0.23)	1.30	2.11	(4.15)	0.87

Less distributions:
From net investment income	—		(0.16)	(0.10)	(0.13)	(0.08)	(0.17)
From net realized gain	—		(0.03)	(0.02)	(0.09)	(0.39)	(0.85)

Total distributions	—		(0.19)	(0.12)	(0.22)	(0.47)	(1.02)

Net Asset Value, end of year	$10.52		$9.86	$10.28	$9.10	$7.21	$11.83

Total return	6.69	%††	(2.24)%	14.33%	29.22%	(34.91)%	7.25%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.17%	0.19%	0.25%	0.31%	0.40%
Expenses net of reimbursements/waivers, if any	0.16	%†	0.17%	0.19%	0.22%	0.19%	0.20%
Net investment income before reimbursements/waivers	0.04	%†	1.62%	1.35%	1.92%	0.90%	1.60%
Net investment income net of reimbursements/waivers, if any	0.04	%†	1.62%	1.35%	1.95%	1.03%	1.80%
Supplemental Data:
Net assets, end of year (000)	$176,346		$150,472	$133,121	$76,875	$37,375	$34,831
Portfolio turnover	2	%††	13%	7%	4%	9%	40%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
	For the Period
	January 1, 2012
	to June 30,
	2012		For the Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.86		$10.30	$9.07	$7.10	$11.85	$11.91
Income from investment operations:
Net investment income	0.00		0.17	0.10	0.13	0.08	0.11
Net realized and unrealized gain (loss)	0.70		(0.44)	1.25	2.05	(4.38)	0.75

Total from investment operations	0.70		(0.27)	1.35	2.18	(4.30)	0.86

Less distributions:
From net investment income	—		(0.17)	(0.10)	(0.13)	(0.08)	(0.16)
From net realized gain	—		—	(0.02)	(0.08)	(0.37)	(0.76)

Total distributions	—		(0.17)	(0.12)	(0.21)	(0.45)	(0.92)

Net Asset Value, end of year	$10.56		$9.86	$10.30	$9.07	$7.10	$11.85

Total return	7.10	%††	(2.61)%	14.91%	30.70%	(36.13)%	7.23%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.17%	0.18%	0.23%	0.32%	0.43%
Expenses net of reimbursements/waivers, if any	0.16	%†	0.17%	0.18%	0.21%	0.19%	0.19%
Net investment income (loss) before reimbursements/waivers	0.00	%†	1.67%	1.20%	2.05%	0.92%	1.61%
Net investment income net of reimbursements/waivers, if any	0.00	%†	1.67%	1.20%	2.06%	1.05%	1.85%
Supplemental Data:
Net assets, end of year (000)	$172,257		$146,032	$132,306	$91,348	$38,001	$32,882
Portfolio turnover	1	%†	14%	21%	4%	11%	47%

†	Annualized

††	Not annualized

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2045
				For the
	For the Period			Period from
	January 1, 2012		For the	January 4,
	to June 30,		Year Ended	2010* to
	2012		December 31,	December 31,
	(Unaudited)		2011	2010

Net Asset Value, beginning of year	$10.71		$11.33	$10.00
Income from investment operations:
Net investment income	(0.01)		0.17	0.10
Net realized and unrealized gain (loss)	0.78		(0.49)	1.36

Total from investment operations	0.77		(0.32)	1.46

Less distributions:
From net investment income	—		(0.17)	(0.10)
From net realized gain	—		(0.13)	(0.03)

Total distributions	—		(0.30)	(0.13)

Net Asset Value, end of year	$11.48		$10.71	$11.33

Total return	7.19	%††	(2.81)%	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.28	%†	0.36%	0.87	%†
Expenses net of reimbursements/waivers, if any	0.28	%†	0.35%	0.34	%†
Net investment income before reimbursements/waivers	(0.12	)%†	1.68%	1.67	%†
Net investment income net of reimbursements/waivers, if any	(0.12	)%†	1.69%	2.19	%†
Supplemental Data:
Net assets, end of year (000)	$44,983		$33,434	$22,363
Portfolio turnover	2	%††	14%	8	%††

*	Commencement of operations

†	Annualized

††	Not annualized

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This Page Intentionally Left Blank

The SAI includes additional information about The Vantagepoint Funds. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

Additional information about the Funds’ investments is available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain a free copy of the SAI and the most recent annual or semi-annual report by calling 800-669-7400. You may also call 800-669-7400 to request other information or to make shareholder inquiries. The SAI, annual and semi-annual reports are also available, free of charge, on The Vantagepoint Funds’ website at www.icmarc.org.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website
(www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act file number: 811-08941

BRC000-072-201301-181

This Prospectus is printed entirely on recycled paper.

THE VANTAGEPOINT FUNDS
STATEMENT OF ADDITIONAL INFORMATION • JANUARY 22, 2013

Actively Managed Funds*	Ticker
Low Duration Bond Fund
Investor Shares	VPIPX
T Shares	VQIPX
Inflation Protected Securities Fund
Investor Shares	VPTSX
T Shares	VQTSX
Equity Income Fund
Investor Shares	VPEIX
T Shares	VQEIX
Growth & Income Fund
Investor Shares	VPGIX
T Shares	VQGIX
Growth Fund
Investor Shares	VPGRX
T Shares	VQGRX
Select Value Fund
Investor Shares	VPSVX
T Shares	VQSVX
Aggressive Opportunities Fund
Investor Shares	VPAOX
T Shares	VQAOX
Discovery Fund
Investor Shares	VPDSX
T Shares	VQDSX
International Fund
Investor Shares	VPINX
T Shares	VQINX
Diversifying Strategies Fund
T Shares	VPDAX

Index Funds*	Ticker
Core Bond Index Fund
Class I Shares	VPCIX
Class II Shares	VPCDX
T Shares	VQCIX
500 Stock Index Fund
Class I Shares	VPFIX
Class II Shares	VPSKX
T Shares	VQFIX
Broad Market Index Fund
Class I Shares	VPMIX
Class II Shares	VPBMX
T Shares	VQMIX
Mid/Small Company Index Fund
Class I Shares	VPSIX
Class II Shares	VPMSX
T Shares	VQSIX
Overseas Equity Index Fund
Class I Shares	VPOIX
Class II Shares	VPOEX
T Shares	VQOIX

Model Portfolio Funds*	Ticker
Model Portfolio Savings Oriented Fund
Investor M Shares	VPSOX
TM Shares	VQSOX
Model Portfolio Conservative Growth Fund
Investor M Shares	VPCGX
TM Shares	VQCGX
Model Portfolio Traditional Growth Fund
Investor M Shares	VPTGX
TM Shares	VQTGX
Model Portfolio Long-Term Growth Fund
Investor M Shares	VPLGX
TM Shares	VQLGX
Model Portfolio All-Equity Growth Fund
Investor M Shares	VPAGX
TM Shares	VQAGX

Milestone Funds*	Ticker
Milestone Retirement Income Fund
Investor M Shares	VPRRX
TM Shares	VQRRX
Milestone 2010 Fund
Investor M Shares	VPRQX
TM Shares	VQRQX
Milestone 2015 Fund
Investor M Shares	VPRPX
TM Shares	VQRPX
Milestone 2020 Fund
Investor M Shares	VPROX
TM Shares	VQROX
Milestone 2025 Fund
Investor M Shares	VPRNX
TM Shares	VQRNX
Milestone 2030 Fund
Investor M Shares	VPRMX
TM Shares	VQRMX
Milestone 2035 Fund
Investor M Shares	VPRLX
TM Shares	VQRLX
Milestone 2040 Fund
Investor M Shares	VPRKX
TM Shares	VQRKX
Milestone 2045 Fund
Investor M Shares	VPRJX
TM Shares	VQRJX
Milestone 2050 Fund
Investor M Shares	VPRHX
TM Shares	VQRHX

The Vantagepoint Funds (the “Trust”) is an open-end management investment company which operates as a “series” investment company, offering the above-referenced 30 distinct no-load, diversified investment portfolios (each portfolio, a “Fund” and collectively, the “Funds”), each having different investment objectives. Each Fund, except the Diversifying Strategies Fund, has more than one share class, as outlined above. This Statement of Additional Information (“SAI”) contains additional information about the Funds.
This SAI is not a prospectus. This SAI is incorporated by reference into, and should be read in conjunction with, the Trust’s current Prospectus, dated January 22, 2013 (the “Prospectus”), as supplemented from time to time. The Trust’s annual report dated as of December 31, 2011 is a separate document that includes the Funds’ most recent audited financial statements. A copy of the Prospectus, SAI, annual report or semi-annual report may be obtained without charge by writing to the Trust at 777 N. Capitol Street, N.E., Washington, DC 20002, by calling 1-800-669-7400 or by e-mailing a request to InvestorServices@icmarc.org. These documents are also available, free of charge, on the Trust’s website at www.icmarc.org.
* Until March 1, 2013, each Fund, other than the Index Funds, will continue to have a single share class, and the Index Funds will continue to have two share classes: Class I and Class II Shares. Beginning March 1, 2013, the outstanding shares of the Actively Managed Funds (other than the Diversifying Strategies Fund) will be renamed “Investor Shares,” the outstanding shares of the Model Portfolio Funds and Milestone Funds will be renamed “Investor M Shares,” and the outstanding shares of the Diversifying Strategies Fund will be renamed “T Shares.” In addition, beginning March 1, 2013, the Index Funds and the Actively Managed Funds (other than the Diversifying Strategies Fund) will each offer a new share class, called “T Shares,” and the Model Portfolio Funds and Milestone Funds will each offer a new share class, called “TM Shares.” More information about these changes is described in the prospectus and SAI.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on July 28, 1998. It is managed by Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”), which in turn hires, subject to the approval of the Trust’s Board of Directors (the “Board”), and manages subadvisers who are responsible for the day-to-day investment management of and security selections for certain Funds.
The following discussion of investment objectives and policies for the Funds supplements, and should be read in conjunction with, the discussion of those objectives, principal investment strategies and policies set forth in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES
The policies and guidelines set forth below for each Fund govern the management of each Fund by VIA. Those designated as “fundamental” in this SAI and in the Prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the Prospectus may be revised at the discretion of the Board. With the exception of the Index Funds, the investment objective of each Fund is fundamental and any material change in a Fund’s fundamental investment objective requires the approval of a majority of a Fund’s shareholders.
With the exception of the Model Portfolio Funds and the Milestone Funds (the assets of which are managed directly by VIA), the assets of each Fund are managed by one or more subadvisers. Subadvisers are retained to manage all or a particular portion of each Fund’s assets under the terms of written investment advisory contracts with VIA and the Trust on the behalf of the applicable Fund. Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Further information on each Fund’s subadviser(s) may be found in the Prospectus and this SAI. Each subadviser agrees to exercise complete management discretion over the assets of the Fund allocated to it in a manner consistent with the Fund’s investment policies and strategies set forth in the Prospectus and this SAI.
Consistent with Commodity Futures Trading Commission (“CFTC”) regulations, the Adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) and the rules of the CFTC for these Funds, and therefore, neither the Funds nor the Adviser are subject to registration or regulation as a commodity pool operator under the CEA. The Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets. As of January 1, 2013, the terms of this exclusion require each of these Funds to limit its investments in futures, commodity options or swaps.
The Model Portfolio and Milestone Funds pursue their objectives by investing all of their assets in shares of other mutual funds. The Model Portfolio and Milestone Funds currently allocate their assets among other Funds of the Trust. Each current underlying Fund’s investment objective and principal investment strategy is described in the Funds’ current Prospectus.

COMPARATIVE INDEXES
The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses or taxes.
Barclays U.S. Aggregate Bond Index - consists of investment-grade U.S. fixed income securities.
Barclays U.S. Intermediate Aggregate Bond Index - consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years.
Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) - consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.
BofA Merrill Lynch 1-3 Year US Corporate & Government Index - tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.
MSCI Europe Australasia Far East (“EAFE”) Index (Net) - is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.
Russell 1000 Index - measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents a large portion of the investible U.S. equity market.
Russell 1000 Growth Index - measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index - measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell Midcap Index - measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately one-third of the total market capitalization of the Russell 1000 companies.
Russell Midcap Growth Index - measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap Value Index - measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000 Index - measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index, and includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell 3000 Index - measures the performance of the largest 3000 U.S. companies based on market capitalization representing a substantial portion of the investable U.S. equity market.
Standard & Poor’s 500 Index (“S&P 500”) - consists of 500 companies representing larger capitalization stocks traded in the U.S.
Wilshire 5000 Total Market Index - consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests of U.S. companies, that have their primary market listing in the U.S.) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.
Wilshire 4500 Completion Index - consists of all U.S. equity securities included in the Wilshire 5000 Total Market Index, excluding the companies in the S&P 500 Index. As such, it consists of small- and mid-capitalization U.S. equity securities. It is calculated using a float-adjusted market capitalization weighting, which adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds. All content of the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM is ©2013 Wilshire Associates Incorporated, all rights reserved. The Vantagepoint Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to The Vantagepoint Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and its service marks for use in connection with The Vantagepoint Funds.
Wilshire does not:
•	Sponsor, endorse, sell or promote The Vantagepoint Funds.

•	Recommend that any person invest in The Vantagepoint Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of The Vantagepoint Funds.

•	Have any responsibility or liability for the administration, management or marketing of The Vantagepoint Funds.

•	Consider the needs of The Vantagepoint Funds or the shareholders of The Vantagepoint Funds in determining, composing or calculating the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM or have any obligation to do so.
Wilshire shall have no liability in connection with The Vantagepoint Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:
•	The results to be obtained by The Vantagepoint Funds, a shareholder of The Vantagepoint Funds or any other person in connection with the use of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and the data included in the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM;

•	The accuracy or completeness of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and any related data;

•	The merchantability or the fitness for a particular purpose or use of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and/or its related data;
Wilshire shall not have any liability for any errors, omissions or interruptions in the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for their benefit and not for the benefit of the shareholders of The Vantagepoint Funds or any other third parties.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds. The Vantagepoint Funds is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc, (“S&P”). S&P notes no representation or warranty, express or implied, to the shareholders of The Vantagepoint Funds or any member of the public regarding the advisability of investing in securities generally or in The Vantagepoint Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to The Vantagepoint Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to The Vantagepoint Funds. S&P has no obligation to take the needs of The Vantagepoint Funds or the shareholders of The Vantagepoint Funds into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of The Vantagepoint Funds or the timing of the issuance or sale of The Vantagepoint Funds or in the determination or calculation of the equation by which The Vantagepoint Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The Vantagepoint Funds.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, SHAREHOLDERS OF THE VANTAGEPOINT FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
THE VANTAGEPOINT FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE VANTAGEPOINT FUNDS. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE VANTAGEPOINT FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS

AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SHARES OF THE VANTAGEPOINT FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH SHARES OF THE VANTAGEPOINT FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE VANTAGEPOINT FUNDS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
1) The Vantagepoint Aggressive Opportunities Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”). Russell is not responsible for and has not reviewed the Vantagepoint Aggressive Opportunities Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

2) Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
3) Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
ELIGIBLE INVESTMENTS
As noted in the following chart, the Funds (including the underlying Funds for each Model Portfolio and Milestone Fund) are authorized to invest in the types of securities and financial instruments listed below. See the following chart for information on which Funds may invest in which instruments and securities. This chart should be read in conjunction with the Prospectus and this SAI. Not every Fund will invest in all such securities and/or financial instruments that are indicated in the following chart.
Currently, the Model Portfolio and Milestone Funds expect to be fully invested in shares of underlying Funds.

Commercial
	Asset-	Cash &		Collateralized	Mortgage
	Backed	Cash	Certificates	Mortgage	Backed	Commercial	Convertible	Corporate
	Securities	Equivalents	of Deposit	Obligations	Securities	Paper	Securities	Bonds
Low Duration Bond Fund	x	x	x	x	x	x	x *	x
Inflation Protected Securities Fund	x	x	x	x	x	x		x
Equity Income Fund	x	x	x	x	x	x	x	x
Growth & Income Fund	x	x	x	x	x	x	x	x
Growth Fund	x	x	x	x	x	x	x	x
Select Value Fund	x	x	x	x	x	x	x	x
Aggressive Opportunities Fund	x	x	x	x	x	x	x	x
Discovery Fund	x	x	x	x	x	x	x	x
International Fund	x	x	x	x	x	x	x	x
Diversifying Strategies Fund	x	x	x	x	x	x	x	x
Core Bond Index Fund	x	x	x	x	x	x	x	x
500 Stock Index Fund		x	x			x	x	x
Broad Market Index Fund		x	x			x	x	x
Mid/Small Company Index Fund		x	x			x	x	x
Overseas Equity Index Fund		x	x			x	x	x

*	Convertible bonds only

Below
				Securities		Investment
				of Issuers		Grade
				Located		Fixed
				in	U.S.	Income		Foreign
		Exchange-	U.S.	Emerging	Fixed-	Securities	Foreign	Fixed	Forward
	Depositary	Traded	Equity	Market	Income	(High-	Equity	Income	Currency
	Receipts	Funds	Securities	Countries	Securities	Yield )	Securities	Securities	Contracts
Low Duration Bond Fund				x	x	x		x	x
Inflation Protected Securities Fund				x	x	xº		x	x
Equity Income Fund#	x	x	x	x	x	x	x	x	x
Growth & Income Fund#	x	x	x	x	x	x	x	x	x
Growth Fund#	x	x	x	x	x	x	x	x	x
Select Value Fund#	x	x	x	x	x	x	x	x	x
Aggressive Opportunities Fund	x	x	x	x	x	x	x	x	x
Discovery Fund	x	x	x	x	x	xº	x	x	x
International Fund	x	x	x	x	x	x	x	x	x
Diversifying Strategies Fund	x	x	x	x	x	x	x	x	x
Core Bond Index Fund#		x		x	x	x		x
500 Stock Index Fund#		x	x		x	x	x
Broad Market Index Fund#		x	x		x	x	x
Mid/Small Company Index Fund#		x	x		x	x	x
Overseas Equity Index Fund#		x	x		x	x	x		x

#	The Fund’s investments (if any) in derivative instruments, in the aggregate, will not exceed 5% of the Fund’s net assets.

º	No lower than “B” rated (or equivalent), or unrated securities that the Fund’s subadvisers determine are of comparable quality.

						To Be			Private
		Inflation		Money	Mortgage-	Announced			Investments	Initial
		Adjusted	Investment	Market	Backed	Securities	Municipal		in Public	Public
	Futures	Securities	Companies	Securities	Securities	(TBAs)	Securities	Options	Companies	Offerings
Low Duration Bond Fund	x	x	x	x	x	x	x	x
Inflation Protected Securities Fund	x	x	x	x	x	x	x	x
Equity Income Fund#	x		x	x	x			x		x
Growth & Income Fund#	x		x	x	x			x		x
Growth Fund#	x		x	x	x			x		x
Select Value Fund#	x		x	x	x			x		x
Aggressive Opportunities Fund	x		x	x	x			x	x	x
Discovery Fund	x	x	x	x	x	x	x	x	x	x
International Fund	x		x	x	x			x	x	x
Diversifying Strategies Fund	x	x	x	x	x	x	x	x	x
Core Bond Index Fund#	x		x	x	x	x	x
500 Stock Index Fund#	x		x	x	x
Broad Market Index Fund#	x		x	x	x
Mid/Small Company Index Fund#	x		x	x	x
Overseas Equity Index Fund#	x		x	x	x

#	The Fund’s investments (if any) in derivative instruments, in the aggregate, will not exceed 5% of the Fund’s net assets.

Real Estate
	Investment		Rights								Floating
	Trusts	Restricted	and	Securities		Swap	U.S. Gov’t	When-Issued	Yankee	Eurodollar	Rate
	(“REITs”)	Securities	Warrants	Lending	Swaps	Options	Securities	Securities	Bonds	Instruments	Loans*
Low Duration Bond Fund		x	x	x	x	x	x	x	x	x	x
Inflation Protected Securities Fund		x	x	x	x	x	x	x	x	x	x
Equity Income Fund	x	x	x	x			x	x	x
Growth & Income Fund	x	x	x	x			x	x	x
Growth Fund	x	x	x	x			x	x	x
Select Value Fund	x	x	x	x			x	x	x
Aggressive Opportunities Fund	x	x	x	x			x	x	x
Discovery Fund	x	x	x	x	x	x	x	x	x	x
International Fund	x	x	x	x			x	x	x	x
Diversifying Strategies Fund	x	x	x		x	x	x	x	x	x	x
Core Bond Index Fund	x	x	x	x	x	x	x	x	x	x
500 Stock Index Fund	x	x	x	x			x	x
Broad Market Index Fund	x	x	x	x			x	x
Mid/Small Company Index Fund	x	x	x	x			x	x
Overseas Equity Index Fund	x	x	x	x			x	x

* Only Funds marked with an “x” in this column may invest in floating rate loans.
The Funds may hold a portion of their assets in cash, cash equivalents or similar instruments for ongoing liquidity or cash management purposes or for defensive purposes when market conditions warrant.

The following pages contain more detailed information about certain types of instruments in which a Fund may invest. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment strategies and policies.
ASSET-BACKED SECURITIES: Asset-backed securities are fixed income securities backed by specified pools of underlying assets and include utility rate reduction bonds and securities backed by collateral such as credit card receivables or auto, home equity, small business or student loans. Payment of principal and interest may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. These securities have prepayment risk and the risk that the underlying loans or receivables will default. Also, many asset-backed securities are backed by assets that are a portion of a larger asset pool. These portions of the larger asset pool are known as “tranches,” and they are differentiated by their characteristics, including the type of return paid by the issuer. A given tranche may be subordinated to other interests in the same pool, and the holder of such securities would only receive payments after obligations to other interests have been paid.
BANKERS’ ACCEPTANCES: Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.
CAPITALIZATION: Capitalization, often referred to as “market cap,” estimates the aggregate value of a company or stock, and is a basic measure of the value of a company. It is calculated by multiplying the number of the company’s shares outstanding by their current price per share. For example, if XYZ company has 15,000,000 shares of common stock outstanding with a share price of $20 per share, then the company’s market capitalization is 15,000,000 x $20 = $300,000,000. Many exchanges and indices take into account, and are weighted by, market capitalization.
Generally, the U.S. market recognizes three market cap ranges: large cap, mid cap and small cap, although the specific cut off points among these categories may differ. A larger market capitalization typically indicates a more valuable and more established company as compared with smaller capitalized companies. In addition, investments in companies with smaller capitalizations, e.g., small or mid capitalization companies, involve greater risks than are customarily associated with companies that have larger capitalizations.
CASH/CASH EQUIVALENTS: These include fixed income obligations with maturities of less than one year, including short-term accounts managed by a custodian institution and shares of money market mutual funds. They also include repurchase agreements and reverse repurchase agreements. In a repurchase agreement, a Fund buys a security from a bank or broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement is considered as the borrowing of money by the Fund and, therefore, a form of leverage, which may cause any gains or losses for the Fund to become magnified.

CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
COMMERCIAL PAPER: Commercial paper is an unsecured short-term debt instrument issued by corporations and other entities. Maturities on these issues vary from one day up to 270 days.
CONVERTIBLE SECURITIES: Convertible securities possess investment characteristics of both equity and fixed income securities. Convertible securities include corporate bonds (“convertible bonds”) and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price.
Convertible securities tend to be of lower credit quality, have a higher risk of default and tend to be less liquid than traditional, nonconvertible investment grade bonds. The value of a convertible security increases and decreases with the value of the underlying common stock. When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates).
DEPOSITARY RECEIPTS: Those Funds that may invest in foreign securities, as identified in the Prospectus, may purchase the foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. The risks associated with depositary receipts are similar to those of investing in foreign securities as described in the Prospectus. In addition, the following risks also apply: the depositary of depositary receipts may not have physical custody of underlying securities; the depositary may charge additional fees for delivery of dividends and interest; a Fund may experience delays in receiving dividends or interest; and with respect to unsponsored programs, it may be harder to obtain financial information about the issuer of the underlying security because the issuer is not directly involved in the program.
EQUITY SECURITIES:
     Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debtholders, and owners of preferred stock take precedence over the claims of those who own common stock.

     Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event an issuer is liquidates or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over claims of those who own preferred or common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and fixed income securities are subject.
     Master Limited Partnerships. Master limited partnerships (“MLPs”) are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
EXCHANGE-TRADED FUNDS (“ETFs”): Typically, a Fund would purchase ETF shares for the same reason it might purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the securities in the appropriate index while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. ETFs are investment companies that are generally registered under the Investment Company Act of 1940 (“1940 Act”) as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. As investment companies, the limitations on purchases of ETFs are governed by SEC rules and regulations. Please see “Investment Companies” in this SAI for additional information relating to these rules and regulations.

FIXED INCOME SECURITIES: Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates over time. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.
Instability in the markets for fixed income securities, particularly mortgage-related and asset-backed securities significantly decreases the liquidity of Funds that invest in such securities. In the event of redemptions, a Fund that invests in mortgage-related and asset-backed securities may be forced to sell these portfolio securities at an unfavorable time or price. As a result of this illiquidity, a Fund may incur a greater loss on the sale of such securities than under more stable market conditions. Such losses can adversely impact a Fund’s net asset value.
Additional information regarding fixed income securities is described below:
          Corporate Bonds. Corporate bonds are debt obligations issued by private and public corporations. Corporations use the funds they raise from selling bonds for a variety of purposes, from building facilities to purchasing equipment to expanding their business. Corporate bonds are issued by a wide variety of corporations involved in the financial, industrial, and service-related industries. A wide range of choices exist for corporate bonds in regards to bond structures, coupon rates, maturity dates, credit quality and industry exposure. Corporate bonds are generally considered higher risk than the domestically issued government bonds. As a result, coupon rates paid on corporate bonds are generally higher than domestically issued government bonds with similar maturity dates, even for the highest credit quality corporations.
The backing for a corporate bond is usually the payment ability of the corporation, which is typically money to be earned from future operations. In some cases, the corporation’s physical assets may be used as collateral for bonds. Corporate bonds are a major source of capital for many corporations along with equity and bank loans/lines of credit. Unlike stocks, corporate bonds do not give you an ownership interest in the issuing corporation. However, in the event of default, corporate bond holders generally have a higher claim on the corporation’s unencumbered assets than do stock holders.

          Municipal Securities. Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities.
          Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates change by one percent, the value of a security having a duration of two years generally would vary by two percent. The duration of a portfolio is the weighted average duration of all the bonds in the portfolio. The effective duration of a portfolio takes into account that expected cash flows will fluctuate as interest rates change.
          Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a major Nationally Recognized Statistical Rating Organization (“NRSRO”), or, if not rated, are determined to be of comparable quality by the Adviser or a subadviser, as applicable. The fourth highest rating category can carry moderate credit risk. Moody’s defines this rating category as follows, “Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” See “Appendix A—Description of Ratings” for a description of the bond rating categories of several major NRSROs.
NRSROs provide ratings on fixed income securities based on their analyses of information they deem relevant. Ratings of each major NRSRO represent its opinion or judgment of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. NRSRO ratings are not absolute standards of credit quality and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and or repay principal and a NRSRO’s decision to downgrade a security. Any shortcomings or inefficiencies in the NRSROs’ processes for determining ratings may adversely affect the ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.
In the event a security owned by a Fund is downgraded, the Adviser or subadviser, as applicable, will review the situation and take appropriate action with regard to the security.
          Below Investment Grade (“High Yield”) Fixed Income Securities. Lower rated fixed income securities are commonly referred to as below investment grade or “junk bonds” or high yield securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a major Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Moody’s, S&P’s, or Fitch’s ratings of Baa, BBB or BBB, respectively. Such obligations are speculative and may be in default. A Fund’s investments in high yield securities are subject to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. See “Appendix A” to this SAI for more information regarding bond ratings.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation on a timely basis (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Lower rated (i.e., high yield) securities are more likely to react to developments affecting these risks than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of the issuer’s credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over the issuer’s credit quality, regardless of prevailing interest rates.
Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations on a timely basis or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.
Lower rated fixed income securities also present risks based on payment expectations. If an issuer calls the securities for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.
          Average Credit Quality. The average credit quality for a Fund is an average of each fixed income security’s stated credit rating calculated on an asset-weighted basis.
          Sensitivity to Economic Changes. Lower rated fixed income securities are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a fixed income security defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk fixed income securities and a Fund’s net asset value.
          Call and Similar Risks. High yield fixed income securities may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a

Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield fixed income security’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high yield fixed income securities without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.
          Liquidity and Valuation. There may be little trading in the secondary market for particular fixed income securities, which may adversely affect a Fund’s ability to value accurately or dispose of such fixed income securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield fixed income securities, especially in a thin (low trading volume) market.
          Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.
          Maturity. The date on which the issuer of a fixed income security must repay the principal or full face value in total (and sometimes the final interest payment) to the holder. For example, a bond with a period of 10 years has a maturity date 10 years after its issue. The maturity date also indicates the period of time during which the bondholder will receive interest payments. Some fixed income securities are callable (meaning that the issuer may redeem them before the maturity date under certain circumstances). Some fixed income securities, such as mortgage-backed securities, pay back their principal over the life of the debt, similar to the way a mortgage is amortized, or paid down. While these instruments also have a maturity date, that date is when the last installment payment of the loan as well as the last interest payment is due.
Fixed income securities are often classified by maturity date. Generally, the U.S. market recognizes three maturity ranges — short term, intermediate term and long term, although the specific cut off points among these categories may differ. The maturity date of a fixed income security is important because of interest rate risk. Generally, a security with a longer maturity will fluctuate more in price due to changes in interest rates as compared to a shorter term security.
     Coupon Rate. A coupon payment on a bond is a periodic interest payment that the bondholder receives during the time between when the bond is issued and when it matures. Coupons are normally described in terms of the coupon rate, which is calculated by adding the total amount of coupons paid per year and dividing by the bond’s face value.

FOREIGN SECURITIES: Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income and gains, possible seizure, nationalization, or expropriation of foreign assets, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the currency exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
The value of a Fund’s investments denominated in foreign currencies will depend in part on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.
     Securities of Issuers Located in Emerging Market Countries (“Emerging Market Securities”). Emerging market securities are foreign securities of issuers located in countries not included in the MSCI World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets around the world.
A Fund’s investments in emerging market securities can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market fixed income securities, a Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

          Foreign Government Securities. Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer and/or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging markets countries.
          Supranational Entities. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Union, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supra-national entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its fixed income securities, and a Fund may lose money on such investments.
FORWARD CURRENCY CONTRACTS: A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.
Forward currency contracts may be used by the following Funds for the following purposes:

	Manage foreign	Obtain or adjust investment
Fund	currency risk	exposure to foreign currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*
FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Financial futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. For purposes of meeting a Fund’s investment objectives or restrictions, futures contracts are considered to be the same type of security or financial instrument as that underlying the contract. Futures transactions must be made on national exchanges where purchases and sales transactions are regularly executed and regulated.

The risks associated with the use of futures include: a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts; there may be an imperfect correlation between the changes in the prices of futures and options on futures and the market value of their underlying assets; trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract, and; therefore, a Fund may be unable to close out its futures contracts at a time that is advantageous.
Futures may be used by the following Funds for the following purposes:

Obtain or Adjust Investment
	Manage Risk:				Exposure:
Stock
	Interest	Credit	market	Foreign	To certain assets or	To foreign
Fund	rate risk	risk	risk	currency risk	asset classes	currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*
INFLATION-ADJUSTED SECURITIES: Inflation-adjusted securities are fixed income securities whose principal values or coupon rates are periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (“CPI”) (or an equivalent, see below). Inflation-adjusted securities may be issued by the U.S. Government, agencies and instrumentalities of the U.S. Government, and by corporations as well as some state and local governments and foreign governments. The following two structures are common: (1) the U.S. Treasury and some other issuers use a structure whereby the principal value adjusts with inflation while the coupon rate remains fixed; and (2) other issuers use a structure whereby the principal value is fixed but the coupon rate adjusts with inflation.
The periodic adjustment of U.S. inflation-adjusted securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Inflation-adjusted securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Inflation, a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real return, is 5%. Inflation, as measured by the CPI, has occurred in the U.S. for each of the past 50 years. Investors in inflation-adjusted securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distribution. While inflation-adjusted securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-adjusted securities that adjust the principal value will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (or the inflation-adjusted principal, if greater) is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation-adjusted securities is not guaranteed, and will fluctuate. Other inflation-adjusted securities include inflation related fixed income securities, which may or may not provide a principal repayment guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-adjusted securities should change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a rate faster than changes in nominal interest rates, real interest rates may decline leading to an increase in value of the inflation adjusted securities. In contrast, if nominal interest rates increased at a rate faster than the rate of inflation, real interest rates may rise, leading to a decrease in value of inflation adjusted securities.
INITIAL PUBLIC OFFERINGS: An initial public offering, or IPO, is the first sale of common stock or other securities by a privately held company to the public. Companies frequently initiate public offerings in order to raise capital or reduce debt. Often, smaller, younger and relatively unknown companies will publicly offer their shares in order to raise capital to expand their business. Large, well-established, privately-held companies might conduct an initial public offering so that they can become publicly traded. The price of the security in its first few days of trading may fluctuate quickly and significantly. Additionally, securities issued in IPOs have no trading history, and information about the company may be available for very limited periods.
INVESTMENT COMPANIES: Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and

REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.
Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.
Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.
Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”
MONEY MARKET SECURITIES: Money market securities include instruments and securities that are considered “eligible securities” as defined in Rule 2a-7 under the 1940 Act. This includes securities with a remaining maturity of 397 days or less and that, as a general matter, have received a rating from major NRSROs in one of the two highest short-term ratings categories, or are unrated but are determined by the Fund’s investment adviser or a subadviser, as applicable, to be of comparable quality at the time of purchase. Security types may include U.S. Government securities, commercial paper, certificates of deposit, asset-backed securities, bank instruments, adjustable or variable rate securities, and any other securities or instruments that meet the definition of “eligible securities” under Rule 2a-7. For a description of ratings of certain NRSROs, see Appendix A to this SAI.
MORTGAGE-BACKED SECURITIES: Mortgage-backed securities generally are issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Mortgage-backed securities are also issued by non-agency entities such as banks, brokerage firms, and homebuilders. These “private label” mortgages are subject to credit risk relating to the credit rating of the issuer.
Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by lenders such as mortgage banks, commercial banks, savings and loan associations, savings banks and credit unions, to finance purchases of homes, commercial buildings or other real estate. The individual mortgage may have either fixed or adjustable interest rates. These loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are repaid, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.
Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae mortgage-backed securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow U.S. Treasury funds needed to make payments under its guarantee. The guarantee, however, does not cover the value or yield of Ginnie Mae securities nor does it cover the value of the Fund’s shares which will fluctuate daily with market conditions.
Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Fannie Mae and Freddie Mac guarantees are supported by the right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. Government will support Fannie Mae or Freddie Mac guarantees and, accordingly, these involve a risk of non-payment of principal and interest. Due largely to their prepayment or extension risk, the yields on these mortgage-backed securities historically have exceeded the yields on fixed income securities having comparable maturities that are backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors of each of Fannie Mae and Freddie Mac. It is currently unclear how long these conservatorships will last.
On September 7, 2008, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“PSPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In December 2009, the U.S. Treasury amended the PSPA to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of Fannie Mae and Freddie Mac over the next three years. At the conclusion of the three year period, the remaining commitment will be fully available to be drawn per the terms of the PSPA.
The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and the future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Funds.
The mortgage-backed securities in which the Funds invest differ from conventional fixed income securities in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and also may receive unscheduled prepayments of principal on the underlying mortgages. When a Fund reinvests the payments and any unscheduled prepayments it receives, it may have to buy securities that have a lower interest rate than it receives on the mortgage-backed securities. For this reason, pass-through mortgage-backed securities may be less effective than U.S. Government securities as a way to “lock in” long-term interest rates. In general, fixed-rate mortgage-backed securities have greater exposure to this “prepayment risk.”
The market value of mortgage-backed securities, like other fixed income securities, will generally vary inversely with changes in market interest rates, declining when interest rates go up and rising when interest rates go down. While having less risk of a decline in value during periods of rapidly rising interest rates, mortgage-backed securities also may have less potential for capital appreciation than other fixed income securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. Also, an unexpected increase in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. Generally, coupon rates of adjustable rate mortgage-backed securities tend to move with market interest rates and their values fluctuate less than fixed rate mortgage-backed securities. These factors may limit the ability of the Fund to obtain a high level of total return under varying market conditions.
In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures or unscheduled principal prepayments may result in a loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are bought at a discount, both scheduled payments and unscheduled prepayments of principal will increase current and total returns, and accelerate the recognition of income that will be taxable as ordinary income when distributed to shareholders.
     To Be Announced (“TBA”) Securities. A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The Fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund, and a Fund bears the risk of loss in the event of the default or bankruptcy of the seller.
     U.S. Agency and Non-U.S. Agency Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are mortgage-backed fixed income securities that are collateralized by whole loan mortgages or mortgage pass-through securities. CMOs issued by U.S. Government agencies or Government sponsored enterprises (such as Freddie Mac) are U.S. Agency CMOs, while CMOs issued by private issuers are Non-U.S. Agency CMOs. The bonds issued in a CMO deal are divided into groups referred to as tranches, and they are differentiated by the type of return paid by the issuer. A given tranche may receive interest, principal, or a combination of the two, and may include more complex stipulations. The primary risk of any mortgage security is the uncertainty of cash flows. For Agency CMOs, the primary risk is prepayments or extensions of the underlying mortgages serving as collateral and from the structure of the deal (i.e., the priority of the individual tranches). An increase or decrease in prepayment rates will affect the yield, average life, and price of CMOs. For non-Agency CMOs, in addition to prepayment, extension and structure risks, default risk of the underlying collateral is also important. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Also, CMOs can be illiquid, which can increase the cost of buying and selling them.
     Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) are fixed income securities generally backed by loans on retail, office, industrial, multi-family housing and hotel properties. CMBS are structured like mortgage-backed securities. The CMBS’s collateral creates exposure to the commercial real estate market, while the structure of the bond itself will behave like a mortgage-backed security. However, the investor in a CMBS has more prepayment protection than with a mortgage-backed security. The structure and the prepayment penalties inherent in a CMBS provide the investor with greater protection than a residential backed mortgage security. CMBS carry greater credit risk as the securities may represent only a few projects, versus a traditional mortgage-backed security that may represent thousands of residential homeowners spread across different regions of the country.
OPTIONS: An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on a financial instrument at a reference price (strike price). The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. Options have various types of underlying financial instruments, including specific securities, indices of securities prices, futures contracts, and swaps
When a Fund writes an option, the Fund receives a premium and becomes obligated to sell or purchase the underlying financial instrument at a fixed price upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a financial instrument at a price different from the current market value.
When an option is exercised, the proceeds on a sale for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. The risk of writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.
The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying financial instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying financial instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if the price of the underlying financial instrument falls substantially. However, if the underlying financial instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying financial instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying financial instrument with risk limited to the cost of the option if the price of the underlying financial instrument falls. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.
     Swap Option (Swaption). A swap option or swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater potential loss when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Option contracts and options on futures may be used by the following Funds for the following purposes:

Obtain or Adjust Investment
	Manage Risk:				Exposure:
			Stock	Foreign	To certain
	Interest	Credit	market	currency	assets or asset	To foreign
Fund	rate risk	risk	risk	risk	classes	currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Swaptions may be used by the following Funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	To certain assets or asset classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*
Core Bond Index	*	*	*
PRIVATE INVESTMENTS IN PUBLIC COMPANIES: From time to time, a public company may issue its securities in a non-public transaction in reliance on an exemption from the registration requirements of the Securities Act of 1933 (the “1933 Act”). At the time that the issuer sells the unregistered stock, the issuer may commit to register the stock with the SEC, so that the stock may be resold to the public at a later date. The issuer may commit to register the stock by signing a registration rights agreement, which requires the issuer to file a shelf registration statement with the SEC within a specified number of days after the initial sale of the unregistered stock is completed.
REAL ESTATE INVESTMENT TRUSTS (“REITs”): Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property or loan money for mortgages to owners of real estate. Equity REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Mortgage REITs may be subject to risks similar to mortgage-backed securities, notably prepayment risk, default risk, and volatility associated with changes in interest rates and economic conditions.
RESTRICTED SECURITIES: Restricted securities are securities, which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. These securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Section 4(2) commercial paper is a type of restricted security that does not meet the requirements of the registration exemption provisions of Section 3(a)(3) of the 1933 Act and that may only be resold by a portfolio in certain private placements or in accordance with Rule 144A. A municipal lease obligation is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.
Pursuant to procedures adopted by the Funds’ Board, certain “restricted securities” and municipal lease obligations that are presumed to be illiquid may be treated as liquid. An illiquid security (including a Rule 144A security, Section 4(2) commercial paper or a municipal lease obligation) may be treated as “liquid” only if it is determined that there is a “readily available market” for the security under these procedures.
RIGHTS AND WARRANTS: Rights are typically short-term obligations issued in conjunction with new stock issuances. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated period of time.
SECURITIES LENDING: Certain Funds may engage in one or more securities lending programs conducted by the Funds’ custodian as securities lending agent or other appropriate entities in order to generate additional income. The Funds participate in a securities lending program under which the Funds’ custodian is authorized to lend Fund securities under contracts calling for collateral in cash or other forms of collateral as provided for in the Fund’s Securities Lending Agency Agreement with JP Morgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The Funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and generally receives the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The Funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The Fund will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the Funds’ account securities of the same number, issue, type, class, and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the Funds’ account an amount equal to the market value of the unreturned loaned securities.
SWAPS: Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount” i.e., a particular dollar amount, invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements vary and include, but are not limited to: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
     Total Return Swaps - Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

     Credit Default Swaps - Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. The use of credit default swaps may be limited by a Fund’s limitations on illiquid investments. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no return from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation or other agreed upon credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
     Interest Rate Swaps - Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment dates.
     Inflation Rate Swaps - Inflation rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal. A Fund will usually enter into inflation swaps on a net, zero-coupon basis, i.e., the two rates will compound until the swap termination date at which point payments are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Swaps may be used by the following Funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Foreign
	Interest rate		currency	To certain assets or asset
Fund	risk	Credit risk	risk	classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*
Core Bond Index	*	*		*
     Regulation of Swaps under Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) - Title VII of the Dodd-Frank Act (“Title VII”) establishes a comprehensive legislative scheme for what has previously been characterized as the “over-the-counter derivatives markets”. Title VII became law in July 2010 and most of the statutory provisions became substantially effective in July 2011. Title VII, however, requires substantial elaboration through rulemaking, primarily by the CFTC and the SEC, and those regulators have issued exemptive relief further extending the effective compliance dates for these provisions pending completion of the rulemakings. Several dozen rulemakings are now underway, with more to follow. These rulemakings define “swap dealers” and “major swap participants” to be registered and to become subject to capital, margin and business conduct regulation, among other things. These rulemakings will also define the financial instruments to be regulated, clearing and trading venue requirements and a variety of reporting obligations that will fall on registrants and ordinary counterparties, as well. At present, not all of the rulemakings are complete. At this point it remains difficult to predict with confidence how Title VII regulation will look when fully implemented, and when this implementation will be completed. It is clear, however, that Title VII will over time change how “swaps” are defined, offered and traded, and thus affect any entity looking forward to accessing the swap markets.
TIME DEPOSITS: A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.
U.S. GOVERNMENT SECURITIES: Examples of types of U.S. Government securities in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.
     U.S. Treasury Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).
     U.S. Government Zero Coupon Securities - STRIPS and TRs are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.
     U.S. Government Agency Securities - Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund’s shares.
WHEN-ISSUED SECURITIES: Securities may be purchased on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.
YANKEE BONDS AND EURODOLLAR INSTRUMENTS: Yankee bonds are foreign bonds denominated in U.S. dollars and issued in the United States by foreign banks and corporations. These bonds are usually registered with the SEC. The risks of investing in Yankee bonds include interest rate and credit risk as well as foreign securities risk. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, generally in Europe.
FLOATING RATE LOANS: Floating rate loans are debt securities issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a participation interest in another lender’s portion of the floating rate loan. In addition to the risks of investing in debt securities, floating rate loans carry the additional risks of impairment of collateral and floating rate loan liquidity. Impairment of collateral is the risk wherein the value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline unexpectedly the secondary trading market for that same loan may also decline for a period of time making it more difficult to sell. Difficulty in selling a floating rate loan can result in a loss.
ELIGIBLE PRACTICES: There are no restrictions on the Adviser or subadvisers as to the following:
•	Fund portfolio turnover; and

•	Realized gains and losses.

The eligible investments and practices are not fundamental policies and may be changed by the Trust’s Board without a vote of shareholders.
In addition to investing in underlying Vantagepoint Funds, the Model Portfolio and Milestone Funds may invest in U.S. Government securities and short-term instruments as permitted by Section 12(d)(1)(G) of the 1940 Act.

FUND POLICIES AND INVESTMENT LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. It is the policy of each Fund (which includes the underlying Funds for each Model Portfolio and Milestone Fund) not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without approval by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).
Each Fund (except the Select Value Fund, Discovery Fund, Diversifying Strategies Fund and Milestone Funds) may not:
(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the 1933 Act, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund’s net assets (this policy does not apply to the Index Funds). An Index Fund may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, orders or interpretations thereunder. For purposes of this limitation for the Index Funds, entering into repurchase agreements, lending securities and acquiring any fixed income securities are not deemed to be making loans.

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided herein or in the Prospectus;

(9)	Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Model Portfolio Funds may enter into arrangements to invest in other Funds of the Trust as described in the Prospectus and in the SAI. A Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management;

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets (except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act); and

(14)	Invest more than 25% of its net assets in any single industry, except for the Index Funds to the extent that such industry concentration is a component of an Index Fund’s benchmark.
The Low Duration Bond Fund, Inflation Protected Securities Fund, Equity Income Fund and Model Portfolio All-Equity Growth Fund also will provide shareholders with at least 60 days’ prior notice of any change to their non-fundamental policies to invest, under normal circumstances, at least 80% of the Low Duration Bond Fund’s net assets in bonds and other fixed income securities; 80% of the Inflation Protected Securities Fund’s net assets in inflation adjusted U.S. and foreign fixed income securities; 80% of the Equity Income Fund’s net assets in equity securities; and 100% of the Model Portfolio All-Equity Growth Fund’s net assets in equity funds that in turn invest at least 80% of their net assets, under normal circumstances, in equity securities or instruments that provide equity exposure. An Index Fund will also provide such notice if it changes its policy to invest, under normal circumstances, at least 90% of its net assets in all or a portion of the securities found in its benchmark index. For purposes of calculating the above 80% or 90% investment percentage requirements, any amount of borrowings for investment purposes are added to the Fund’s net assets. Because the above listed Funds currently do not borrow for investment purposes, no such borrowings are added to the Fund’s net assets when calculating the applicable 80% or 90% investment percentage requirements described above.
The Select Value Fund, Discovery Fund, and Diversifying Strategies Fund each may not:
(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of the Fund’s net assets;

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and the SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of the Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);

(9)	Purchase or sell real estate or real estate limited partnerships (although the Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by the Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. The Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that the Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;

(14)	Invest more than 25% of its net assets in any single industry; and

(15)	Merge with another investment company without the approval of shareholders except as approved by the Fund’s Board and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.
Each Milestone Fund may not:
(1)	Issue senior securities, (as defined in the 1940 Act) except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent a Milestone Fund may technically be deemed to be an underwriter under the 1933 Act, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions as long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Milestone Fund’s net assets;

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Milestone Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);

(9)	Purchase or sell real estate or real estate limited partnerships (although a Milestone Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Milestone Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Milestone Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Milestone Funds may enter into arrangements to invest in other funds of the Trust as described in the Prospectus and in the SAI. A Milestone Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Milestone Fund making such investment (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;

(14)	Invest more than 25% of its net assets in any single industry except to the extent that it invests in investment companies and except to the extent that an underlying Fund, in which a Milestone Fund invests, concentrates in a single industry; and

(15)	Merge with another investment company without the approval of shareholders except as approved by the Trust’s Board and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.
The above-mentioned Fund policies and investment limitations are considered and applied at the time investment securities are purchased (with the exception of the restriction on illiquid securities).
For purposes of determining industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the MSCI Barra/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system.
Note: As stated above, no underlying Fund of a Model Portfolio Fund or a Milestone Fund is permitted to invest more than 25% of its net assets in any single industry; however, also as stated above, this limitation does not apply to an underlying Index Fund to the extent that such industry concentration is a component of such Index Fund’s benchmark.

POLICY ON DISCLOSURE OF FUND PORTFOLIO HOLDINGS
Public Disclosures of the Funds’ Portfolio Holdings
Month-end full portfolio holdings of the Funds will be made publicly available on the Funds’ website 25 days after month-end (or the next business day thereafter). Disclosure of Fund portfolio holdings also will be made on a quarterly basis in the Fund’s annual and semi-annual reports to shareholders and in reports on Form N-Q filed with the SEC. These reports are publicly-available upon filing with the SEC, and the portfolio holdings information in them is current as of 60 calendar days before filing.
In addition, marketing materials and the Funds’ website may disclose the top ten holdings of a Fund, as well as a comparison of such Funds’ top ten holdings from the end of one calendar quarter to the next as is permitted under mutual fund advertising rules.
In addition to the above, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website provided that, in light of the fact that there will be no confidentiality obligation on the part of any recipient, the Funds’ President and the Funds’ Chief Compliance Officer (“CCO”), or the persons designated by them in writing to act in their absence, make a determination that such disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information has been made publicly available to all Fund investors on the Funds’ website, that information may be disclosed in writing or orally to other persons. The CCO shall make and keep a record of all such approved disclosures, and shall report any such disclosures to the Funds’ Board at its next regular meeting. In addition, the Board will be notified of such website disclosure, and a copy of the website disclosure will be provided to the Board, at or before the time it is posted to the Funds’ website.
Non-Public Disclosures of the Funds’ Portfolio Holdings
General Policies
It is the policy of the Funds not to sell, or to permit any person to receive compensation or other consideration for disclosing, non-public information about Fund portfolio holdings. Further, disclosure of non-public Fund portfolio holdings is not permitted, except as is necessary or appropriate in connection with the day-to-day operations and management of the Funds or otherwise in furtherance of legitimate Fund business purposes.
Non-Public Disclosures to Fund Service Providers
The Funds’ portfolio holdings and related information may be disclosed for legitimate business purposes to the Funds’ investment adviser; subadvisers; custodian; administrator; fund accountant; distributor; transfer agent; sub-transfer agent; dividend disbursing agent; securities lending agent; independent public accountants; legal counsel; rating and ranking organizations; financial printers; pricing information vendors; third-parties that provide investment, analytical, statistical or other necessary or appropriate services to the Fund or to a service provider, including the Funds’ investment adviser, subadvisers or other service providers; and various broker-dealers or commodity professionals contacted by the Funds’ investment adviser or subadvisers in the course of, or in connection with, the Funds’ portfolio transactions (each, a “Service Provider” and collectively, “Service Providers”).
The frequency with which non-public Fund portfolio holdings information may be disclosed to a Service Provider, and the time lag between the date of the information and the date when it is disclosed to the Service Provider, may vary depending on the purposes for which the information is disclosed and other relevant facts and circumstances.
In addition to the Service Providers described above and identified by name elsewhere in this SAI, the service providers that may receive non-public Fund portfolio holdings information include the following: FactSet, Zeno Consulting Group, Automated Securities Clearance LLC, UpTick Data Technologies LLLP, FT Interactive Data Corporation, Electra Information Systems Inc, ISIS Financial Systems, RiskMetrics Group, ITG Inc., ADP Inc., JPMorgan Chase Bank, N.A., Advent Software, Inc., Brown Brothers Harriman & Co., Thomson Reuters Corporation, State Street Bank and Trust, Glass Lewis & Co., Bank of New York, EZE Castle Software, Research Recommendations and Electronic Voting, Fundwork UK Limited, Citibank NA, Evare, LLC, and Algorithmics (U.S.).
Non-Public Disclosures to Directors and Independent Directors’ Counsel; Legally Required Disclosures
Non-public Fund portfolio holdings information also may be disclosed to the Trust’s Directors or to counsel to the Independent Directors. Non-public Fund portfolio holdings and related information may be disclosed to any person if required by applicable law (e.g., in a filing with or submission to the SEC or other regulatory body; in connection with a lawsuit or when seeking recovery in legal proceedings; or as required by court or similar order).
Procedures for Non-Public Disclosures
Confidentiality Obligations Required for All Non-Public Disclosures - It is the Funds’ policy that non-public Fund portfolio holdings information can be disclosed (as described above) only if the confidentiality of the information is protected by (a) the obligations of the recipient under a contract with the Trust, a Fund or a Service Provider, (b) the recipient’s fiduciary or professional obligations to the Funds or (c) applicable law (including rules of securities industry self-regulatory organizations).
Approvals Required for Non-Public Disclosures to Service Providers - In addition to the confidentiality requirement above, disclosures of non-public Fund portfolio holdings information to a Service Provider shall be approved by the President, Treasurer, Assistant Treasurer or Secretary of the Trust or by a Manager, Director, Vice-President or Senior Vice-President of VIA or Vantagepoint Transfer Agents LLC (“VTA”).
Any such approval shall be based on a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA Retirement Corporation (“ICMA-RC”),

VIA, VTA, ICMA-RC Services, LLC (“ICMA-RC Services”) or Fund subadvisers (or any of their affiliated persons)).
Other Non-Public Disclosures
Disclosure of non-public Fund portfolio holdings information to other persons or under circumstances not described above may be made only with the prior approval of the Trust’s President and CCO, based on: (1) a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, ICMA-RC Services or Fund sub-advisers (or any of their affiliated persons)); and (2) confirmation that the party receiving the information is or will be subject to a duty or contractual obligation to keep it confidential. The CCO shall make and keep a record of all such approved disclosures and shall report such disclosure to the Trust’s Board at its next regular meeting.
CCO’s Review of Non-Public Disclosures
The CCO shall review, no less frequently than annually, how non-public portfolio holdings information of the Funds is being disclosed to and used by Service Providers and others, to seek to ensure that such disclosure and use is consistent with this policy and with the best interests of the Funds and their shareholders. In addition, the CCO will report to the Board the results of his annual review of non-public portfolio holdings disclosure.
In addition, VIA and the Funds’ subadvisers, transfer agent and distributor have adopted policies and procedures that prohibit their personnel from trading in securities on the basis of material non-public information and impose restrictions and reporting requirements on personal securities transactions, including transactions in shares of the Funds. These policies and procedures, which typically include policies and procedures designed to protect confidential client information, are administered and enforced by each such Service Provider’s compliance staff. The adequacy and effective implementation of the compliance policies and procedures of these Service Providers as well as those of the Funds’ administrator also are subject to periodic monitoring, review and oversight by the CCO.

MANAGEMENT OF THE TRUST
The Trust is governed by the Board. The Directors stand in the position of fiduciaries to the Trust and its shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of the Funds and their shareholders. The Directors are responsible for overseeing and managing the business and affairs of the Trust.
The Board is composed of seven Directors, six of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (each an “Independent Director”). The Board has three standing Committees: the Audit Committee, the Investment Committee and the Nominating and Governance Committee. Each Committee is comprised solely of Independent Directors pursuant to a charter adopted by the Board. The Chair of the Board shall at all times be an Independent Director and the Chair of the Audit Committee and the Chair of the Investment Committee are Independent Directors. In addition to presiding at Board or Committee meetings, the Chairs of the Board and the Committees also review agendas for Board and Committee meetings and generally act as liaisons with management. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or Committee from time to time. In addition, the Chair of the Board may delegate his or her powers and duties to the other Directors or to the officers of the Trust as he or she deems appropriate, provided that such delegation is consistent with applicable legal and regulatory requirements.
The Board believes that its leadership structure is appropriate because it allows the Board to exercise informed business judgment over matters under its purview and allocates areas of responsibility among Committees of the Board and the full Board in a manner that seeks to enhance effective oversight. The Board also believes its leadership structure is appropriate in light of the characteristics of the VP Fund and its operations, which include, among other things, the fact that all the Series are organized under a single statutory trust, that the Independent Directors constitute a majority of the Board, the amount of assets under management in the VP Fund, the investment objectives of the Series and the ownership of the VP Fund’s shares.
Risk oversight forms part of the Board’s general oversight of the Funds’ investment program and operations and is addressed as part of various regular Board and Committee activities. Like most mutual funds, the actual day-to-day business of the Trust, including the day-to-day management of risk is performed by certain of the Trust’s third party service providers, such as the Trust’s investment adviser, subadvisers, distributor and administrator. The Board and its Audit Committee and Investment Committee consider risk management matters at meetings held throughout the year. For example, the Audit Committee considers risks related to financial reporting and controls and meets regularly with the Trust’s independent accountant to review reports on such matters and periodically with the internal auditor of the parent company of the Trust’s investment adviser to consider reports on certain internal audits relating to the Funds. The Investment Committee considers, and meets regularly with the personnel of the Trust’s investment adviser to discuss, the investment performance of the Funds, including investment risk and the use by the subadvisers of various investment strategies, such as the use of derivatives. In addition, under the multi-management structure, the Trust’s investment adviser is responsible for day-to-day oversight, including risk management oversight, of the services provided by the various subadvisers.

The Trust’s investment adviser and certain other service providers prepare regular written reports for Board and Committee meetings that address a variety of risk-related matters. In addition, the Board, the Audit Committee and the Investment Committee may request and receive special written reports or presentations on certain risk-related matters. The Trust’s investment adviser also prepares reports for the Board that enable the Board to monitor the number of fair valued securities in a particular Fund, the reasons for the fair valuation and the methodology used to arrive at the fair value.
The Board also has appointed a CCO for the Trust, who oversees the development and implementation of the Trust’s compliance policies and procedures, which are designed to mitigate risks relating to the possibility of non-compliance with the federal securities laws. The CCO meets quarterly with all Directors and separately in executive session with the Independent Directors, provides presentations to the Board at its quarterly meetings, and presents an annual written compliance report to the Board concerning compliance matters. The CCO also provides regular, and upon request, special, written reports to the Board regarding the operation of the Trust’s compliance policies and procedures. The CCO also discusses relevant risk issues affecting the Trust during executive sessions with the Board and the Independent Directors. In addition, in the event any material risk issues arise, the CCO or other officers of the Trust report such issues to the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. In addition, it is not possible to identify, prevent or mitigate all risks that may adversely affect the Trust.
VIA serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund bears its own direct expenses, such as legal, auditing and custodial fees.
The officers of the Trust are also officers of VIA or its affiliated persons. The officers of the Trust manage its day-to-day operations and are elected by and responsible to the Trust’s Board.

INFORMATION ABOUT THE OFFICERS AND DIRECTORS
The following table provides information about the Directors and officers of the Trust. Each Director oversees all 30 Funds. The mailing address for the Directors and executive officers of the Trust is 777 North Capitol Street, N.E., Suite 600, Washington, DC 20002.
Independent Directors

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
N. Anthony Calhoun (65)	Director, Audit Committee Member and Chair, Investment Committee and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	Independent Consultant (financial consulting) (April 2009 - present); Executive Deputy State Treasurer —Commonwealth of Pennsylvania (August 2007 — March 2009)	N/A

George M. Chamberlain, Jr. (65)	Director, Investment Committee and Nominating and Governance Committee Member	Term expires October 2014 Director since January 2012	Director and Vice President, Legal and Business Affairs —SCM Advantage LLC (supply chain consulting) (October 2009 - present); Principal—GMC Consulting (corporate consulting) (May 1999 - present) Board member—Alzheimer’s Association Delaware Valley Chapter (January 2008 - present); Board member—Trapp Family Lodge Cooperative (non-profit) (April 2008 — present); Board member and Vice Chair—Walnut Street Theater (January 2000 - June 2010)	N/A

Donna K. Gilding (72)	Director, Investment Committee Member and Chair, and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	Chief Investment Officer— Lowenhaupt Global Advisors, LLC (Sept. 2006 - present); Trustee (2007 — present) and Chair of Investment Committee (2009 - present)—The National YMCA Fund, Inc.	N/A

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
Arthur R. Lynch (58)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	President and Chief Executive Officer—SRJ Government Consultants, LLC (October 2009 -present); Deputy City Manager—City of Glendale, Arizona (2005 -October 2009)	N/A

Timothy M. O’Brien (63)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	Term expires October 2014 Director since September 2005	Independent Consultant (pension consulting) (2003 — present); Board member and Chair of Audit Committee and member of Investment and Benefits Committees—Public Employees Retirement Association of Colorado (July 2011-present)	N/A

Robin L. Wiessmann (59)	Chair of the Board and Director, Investment Committee Member, and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	State Treasurer—Pennsylvania (April 2007 — January 2009); Director—Merrill, Lynch, Pierce, Fenner & Smith Inc. (broker-dealer) (2006 - April 2007)	Director—Met-Pro Corporation (manufacturing company) (December 2009 — present); Director— Municipal Securities Regulatory Board (October 2012 - present); Director— Lumesis, Inc. (information technology company) (October 2012 - present)

Interested Director

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
David R. Mora (67)**	Director	Term expires October 2013 Director since November 2011	Board member (January 2005 — present) and Chair of the Board of Directors (January 2010 — present) —ICMA Retirement Corporation; West Coast Regional Director—ICMA Retirement Corporation (February 2009 — April 2011); City Manager—City of Salinas, CA (September 1990 - September 2008); Board member—Public Entity Risk Institute (non-profit) (January 2000 — December 2008)	N/A
Additional Information Regarding the Directors
Each of the Directors possess the specific experience, qualifications, attributes and skills necessary to serve as a Director of the Trust. In particular, Mr. Calhoun has financial, executive and public sector experience from previous senior finance-related positions in state, municipal and federal governments; Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Gilding has experience in the field of investment management as well as executive and public sector experience by serving and having served as a chief investment officer for both SEC registered investment advisers and a municipal government; Mr. Lynch has financial, executive and public sector experience from previous senior finance-related positions for a municipal government; Mr. Mora has executive and public sector experience from senior executive positions in local governments and has experience as a director of an SEC registered investment adviser; Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization and has government audit and accounting experience having served as auditor of a state government; and Ms. Wiessmann has experience as a director for both an SEC registered investment adviser and a public company and has investment management, executive and legal experience as an investment banker in senior positions at financial services companies and as treasurer for a state government.

Officers

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,	Held with	and Length of	Occupation(s)	Held By
and Age*	the Trust	Time Served	During Past Five Years	Director
Joan W. McCallen (60)**	President and Principal Executive Officer	Since September 2003	Chief Executive Officer—ICMA Retirement Corporation (Aug. 2003 — present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003 — present); Director and President, VantageTrust Company, LLC (2003 — present);	N/A

Bruce James Rohrbacher (60)**	Vice President and Chief Compliance Officer	Since September 2004	Senior Vice President and Chief Compliance Officer—ICMA Retirement Corporation (2004 - present); Chief Compliance Officer, Vantagepoint Investment Advisers, LLC (2004 — present) and Chief Compliance Officer, ICMA-RC Services, LLC (broker-dealer) (2004 - present); Chief Compliance Officer—VantageTrust Company, LLC (2004-present);	N/A

Elizabeth S. Glista (48)**	Treasurer and Principal Financial Officer	Since March 2009	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (April 2009 — present); Treasurer—Vantagepoint Investment Advisers, LLC, and Vantagepoint Transfer Agents, LLC (April 2009—present); Treasurer —ICMA-RC Services, LLC (broker-dealer) (April 2009 — present); Treasurer—VantageTrust Company, LLC (April 2009 — present); Managing Vice President, Financial Operations, Analysis & Treasury—ICMA Retirement Corporation (January 2009 — April 2009); Vice President, Financial Planning & Analysis and Treasury—ICMA-RC (January 2000 — September 2007 and March 2008 — January 2009); Acting Vice President, Internal Audit— ICMA-RC (September 2007 — March 2008)	N/A

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,	Held with	and Length of	Occupation(s)	Held By
and Age*	the Trust	Time Served	During Past Five Years	Director
Angela C. Montez (45) **	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel and Assistant Secretary—ICMA Retirement Corporation (2006 - present); Corporate Counsel—ICMA Retirement Corporation (2000 - 2006); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2006 — 2007); Assistant Secretary—VantageTrust Company, LLC (February 2008 - present)	N/A

Kathryn B. McGrath (68)**	Assistant Secretary	Since March 2008	Senior Vice President, General Counsel and Secretary—ICMA Retirement Corporation (2007 - Present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (2007 — present); Secretary—VantageTrust Company, LLC (February 2008-present)	N/A
NOTES:

*	The business address for each Director and Officer is 777 N. Capitol Street N.E., Washington, DC 20002.

**	Mr. Mora is considered an Interested Director because he is a director of ICMA Retirement Corporation, the parent company of VIA and ICMA-RC Services. Mses. McCallen, Glista, Montez, and McGrath and Mr. Rohrbacher are considered to be “interested persons” of the Trust, as that term is defined under the 1940 Act, due to their positions as officers of the following entities: VIA; ICMA-RC Services, the distributor of the Funds; ICMA-RC, the parent company of VIA and ICMA-RC Services; and VantageTrust Company, LLC.

COMPENSATION
Directors are paid a quarterly retainer for their services, in recognition of their duties and responsibilities over and above meeting attendance that require at least two days of service, study and review each quarter. The chairperson of the Board is paid a higher quarterly retainer in recognition of the additional responsibilities and time required in serving in that position.
In addition, each Director is paid a fee for each regular meeting and each special meeting, attended in-person, at which the approval of an investment advisory or subadvisory agreement is considered. A Director also is paid a meeting fee for any committee meeting or other special meeting attended in-person and held on a date other than the date of another compensated meeting. A Director does not receive compensation for participating in a meeting by telephone, unless the telephonic meeting is held in lieu of a regular in-person meeting in order to minimize travel costs and achieve a quorum. To promote continuing Director education, a Director who attends an Investment Company Institute seminar or conference receives an attendance fee, limited to a certain dollar amount per year.
At the conclusion of each calendar year, a stipend is paid to each Director of the Trust who attended all “in-person” regular, special and committee meetings for which he or she was responsible. A lesser stipend is paid to those Directors who missed one meeting, and to those Directors who missed no more than one regular Board meeting and one committee or special meeting. Attendance at a meeting by telephone does not count as attendance, unless the meeting was scheduled as a teleconference. Failure to attend a meeting caused by flight cancellations or family emergencies or absences from special Board meetings or committee meetings due to prior schedule conflicts announced at the time the meeting was scheduled are not considered missed meetings for purposes of calculating the stipend.
Compensation is adjusted annually for increases in the national CPI/urban index, with a maximum annual increase of five (5) percent.
The Trust pays a portion of the cash compensation of Mr. Bruce James Rohrbacher for his services as CCO. ICMA-RC, VIA’s parent company, also compensates Mr. Rohrbacher for serving as its Chief Compliance Officer, as well as VIA’s Chief Compliance Officer. The amount paid by the Trust during the year ended December 31, 2011 totaled $249,110.
The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2011.

Aggregate Compensation
Name of Person	From Funds
Independent Directors
N. Anthony Calhoun	$21,497
George M. Chamberlain*	$0
Donna K. Gilding	$18,429
Arthur R. Lynch	$19,665
Timothy M. O’Brien	$21,497
Robin L. Wiessmann	$24,567

Aggregate Compensation
Name of Person	From Funds
Interested Director
David Mora	$0
*  Mr. Chamberlain began to serve as a Director of the Trust on January 1, 2012.
OWNERSHIP OF FUND SHARES BY THE DIRECTORS
The following table represents Fund shares owned by the Directors as of December 31, 2012:

Aggregate Dollar Range of Equity
Securities in All Registered
Investment Companies Overseen
	Dollar Range of Equity Securities in the	by Director in Family of
Name of Director	Funds	Investment Companies
Independent Directors
N. Anthony Calhoun	-0-	None
George M. Chamberlain	-0-	None
Donna K. Gilding	-0-	None
Arthur R. Lynch	Inflation Protected Securities Fund - $10,001 - $50,000; Core Bond Index Fund - $10,001 - $50,000; Model Portfolio Long-Term Growth Fund - Over $100,000; Milestone 2015 Fund - $1 - $10,000.	Over $100,000
Timothy M. O’Brien	Equity Income - $10,001-$50,000; Growth & Income Fund - $10,001 - $50,000; Select Value Fund - $10,001 - $50,000; Discovery Fund - $10,001 - $50,000.	$10,001 - $50,000
Robin L. Wiessmann	-0-	None
Interested Director
David R. Mora	Milestone Retirement Income Fund - $10,001 - $50,000	$10,001 - $50,000
As of the date of this SAI, Directors and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund (or each class thereof, as applicable).

COMMITTEES OF THE BOARD
There are three standing committees of the Board: Audit Committee; Nominating and Governance Committee; and Investment Committee.
The members of the Audit Committee are: Arthur R. Lynch, Timothy M. O’Brien and N. Anthony Calhoun. The Board has determined that Messrs. Lynch, O’Brien and Calhoun are “audit committee financial experts” as that term has been defined under the federal securities laws. The Audit Committee operates pursuant to a charter adopted by the Board. The responsibilities of the Audit Committee include: acting as a liaison between the independent registered public accountants and the Board and overseeing the Funds’ accounting and financial reporting practices; approving the engagement, retention and termination of auditors; evaluating the independence of the auditors; meeting with the auditors to discuss the scope of the audit, audit results and any matters of concern that may be raised by the auditors. The Audit Committee reports to the Board on significant results of the Committee’s activities. The Audit Committee held four meetings during the fiscal year ended December 31, 2012.
The Nominating and Governance Committee consists of all of the Board’s Independent Directors and operates pursuant to a charter adopted by the Board. The Committee is responsible for evaluating qualifications of candidates for Board membership and making recommendations for nominees to the Board (and, with regard to nominations of independent director candidates, makes recommendations to the other independent directors). The Nominating and Governance Committee will review shareholder recommendations to fill vacancies, provided they are submitted in writing, addressed to the Committee and mailed to the Trust at the address listed in the SAI. The Committee will periodically review Board member compensation and reviews, as necessary, the responsibilities of any Board committee. The Nominating and Governance Committee makes recommendations to the Board for nomination for membership on Board Committees and reviews committee assignments. The Nominating and Governance Committee held eight meetings during the fiscal year ended December 31, 2012.
The Investment Committee consists of all of the Board’s Independent Directors and operates pursuant to a charter adopted by the Board. The responsibilities of the Investment Committee include: receiving and reviewing reports from the Adviser on the investment performance of each Fund, including subadviser performance; reviewing and considering recommendations from the Adviser regarding proposed new Funds and proposed changes to the investment objectives and strategies for existing Funds; reviewing and considering recommendations from the Adviser regarding proposed new Fund subadvisers, proposed changes to the target allocations of the assets of a Fund among its existing subadvisers, and the termination of subadvisers; reviewing and considering recommendations from the Adviser regarding any proposed changes among the underlying Funds in which the Model Portfolio Funds or the Milestone Funds invest and to the target allocations to such underlying Funds; and periodically reviewing the investment performance benchmarks and peer group comparisons for each Fund and any changes to such benchmarks or peer groups that may be proposed from time to time by the Adviser. The Investment Committee held five meetings during the fiscal year ended December 31, 2012.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A majority of the voting shares of each Fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E. Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the Funds directly held by VantageTrust and has the power to direct the vote of the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by the Funds’ Adviser and is therefore considered a “control” person of the Funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each Fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of each class of shares outstanding in each of the Funds held, directly or indirectly, by VantageTrust as of December 31, 2012:

Percentage owned by
Fund	VantageTrust
Low Duration Bond Fund*	77.91%
Low Duration Bond Fund — T Shares**	—
Inflation Protected Securities Fund*	85.60%
Inflation Protected Securities Fund — T Shares**	—
Equity Income Fund *	90.52%
Equity Income Fund — T Shares**	—
Growth & Income Fund *	90.03%
Growth & Income Fund — T Shares**	—
Growth Fund*	95.04%
Growth Fund — T Shares**	—
Select Value Fund*	93.75%
Select Value Fund — T Shares**	—
Aggressive Opportunities Fund*	95.84%
Aggressive Opportunities Fund — T Shares**	—
Discovery Fund*	94.36%
Discovery Fund — T Shares**	—
International Fund*	91.14%
International Fund — T Shares**	—
Diversifying Strategies Fund***	87.84%
Core Bond Index Fund — Class I Shares	87.62%
Core Bond Index Fund — Class II Shares	92.90%
Core Bond Index Fund — T Shares**	—
500 Stock Index Fund — Class I Shares	81.71%
500 Stock Index Fund — Class II Shares	99.78%
500 Stock Index Fund — T Shares**	—
Broad Market Index Fund — Class I Shares	80.15%
Broad Market Index Fund — Class II Shares	98.11%
Broad Market Index Fund — T Shares**	—
Mid/Small Company Index Fund — Class I Shares	80.56%
Mid/Small Company Index Fund — Class II Shares	98.64%
Mid/Small Company Index Fund — T Shares**	—
Overseas Index Fund — Class I Shares	83.58%
Overseas Index Fund — Class II Shares	98.93%
Overseas Index Fund — T Shares**	—

Percentage owned by
Fund	VantageTrust
Model Portfolio Savings Oriented Fund****	80.52%
Model Portfolio Savings Oriented Fund — TM Shares**	—
Model Portfolio Conservative Growth Fund****	87.13%
Model Portfolio Conservative Growth Fund — TM Shares**	—
Model Portfolio Traditional Growth Fund ****	93.72%
Model Portfolio Traditional Growth Fund — TM Shares**	—
Model Portfolio Long-Term Growth Fund****	95.58%
Model Portfolio Long-Term Growth Fund — TM Shares**	—
Model Portfolio All-Equity Growth Fund****	95.12%
Model Portfolio All-Equity Growth Fund — TM Shares**	—
Milestone Retirement Income Fund ****	76.78%
Milestone Retirement Income Fund — TM Shares**	—
Milestone 2010 Fund ****	73.10%
Milestone 2010 Fund — TM Shares**	—
Milestone 2015 Fund ****	79.93%
Milestone 2015 Fund — TM Shares**	—
Milestone 2020 Fund ****	83.46%
Milestone 2020 Fund -— TM Shares**	—
Milestone 2025 Fund ****	83.93%
Milestone 2025 Fund — TM Shares**	—
Milestone 2030 Fund ****	83.42%
Milestone 2030 Fund — TM Shares**	—
Milestone 2035 Fund ****	80.92%
Milestone 2035 Fund — TM Shares**	—
Milestone 2040 Fund ****	82.48%
Milestone 2040 Fund — TM Shares**	—
Milestone 2045 Fund ****	74.84%
Milestone 2045 Fund — TM Shares**	—
Milestone 2050 Fund ****	54.03%
Milestone 2050 Fund — TM Shares**	—

*	On March 1, 2013, all outstanding shares of the Fund will be renamed “Investor Shares.”

**	Shares of this class will not be offered to investors until March 1, 2013.

***	On March 1, 2013, all outstanding shares of the Fund will be renamed “T Shares.”

****	On March 1, 2013, all outstanding shares of the Fund will be renamed “Investor M Shares.”
Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of December 31, 2012:
Milestone 2045 Fund

		Class and Percentage of Class of
Name	Address	Shares Owned
City of Sacramento	700 H Street Suite 4667 Sacramento, CA 95814	8.75%

INVESTMENT ADVISORY AND OTHER SERVICES
VIA is a wholly owned subsidiary of, and is controlled by ICMA-RC, a retirement plan administrator and investment adviser whose principal investment advisory client is VantageTrust. ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended (“Code”). ICMA-RC has been registered as an investment adviser with the SEC since 1983.
VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.
VIA provides investment advisory services to each of the Funds, including the Model Portfolio and Milestone Funds, pursuant to Master Investment Advisory Agreements (each an “Advisory Agreement”). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers (as applicable), and performance monitoring. VIA supervises and directs each Fund’s investments. Additionally, VIA is responsible for the asset allocation for the Model Portfolio and Milestone Funds. VIA furnishes periodic reports to the Trust’s Board regarding the investment strategy and performance of each Fund.
In connection with managing the investment operations of the Funds, VIA has the authority to supervise and direct each Fund’s investments and has the discretion to determine from time to time what securities and other investments will be purchased or sold by a Fund and what portion of its assets will be invested or held uninvested as cash. VIA also may place orders with or through such brokers, dealers or futures commissions merchants as it may select. In addition, VIA has the authority and discretion to discharge and delegate its investment management responsibilities through the appointment of one or more subadvisers. From time to time VIA may recommend to the Board that a subadviser be terminated and replaced with another subadviser or an additional subadviser be hired. VIA may also recommend to the Board that a portion of a Fund’s assets that had been managed by a terminated subadviser be managed using an indexing strategy on a temporary basis, while VIA conducts a search for a replacement subadviser. This would only be considered by VIA if an appropriate index was available that met the stated investment objective and strategy of a Fund.
Pursuant to the Advisory Agreements, each Fund compensates VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

ADVISORY FEE

Name of Fund	Advisory Fee
Each Fund except the Model Portfolio Funds and Index Funds	0.10% on all assets

Each Index Fund	0.05% on all assets

Each Model Portfolio	0.10% on the first $500 million of assets 0.09% on the next $500 million to $1 billion of assets 0.08% over $1 billion of assets
Advisory fees of a Fund are allocated to each share class of such Fund (as applicable) on the basis of the relative net assets of each share class.
VIA received the following investment advisory fees for the fiscal years ended December 31, 2009, 2010, and 2011:

Advisory Fee Paid	2009	2010	2011
Low Duration Bond	$430,760	$451,081	$544,202
Inflation Protected Securities	308,564	421,202	513,555
Equity Income	1,196,105	1,591,722	1,864,780
Growth & Income	818,578	1,058,469	1,207,727
Growth	1,506,437	1,785,676	1,893,525
Select Value	233,599	299,505	334,030
Aggressive Opportunities	766,106	1,028,442	1,084,765
Discovery	136,688	181,676	205,392
International	817,648	1,045,947	1,200,255
Diversifying Strategies	373,990	700,505	878,492
Core Bond Index	474,688	497,319	556,770
500 Stock Index	142,596	167,605	192,785
Broad Market Index	201,821	238,995	259,767
Mid/Small Company Index	88,769	142,957	208,634
Overseas Equity Index	70,361	90,476	100,612
Model Portfolio Savings Oriented	267,666	318,593	325,007
Model Portfolio Conservative Growth	462,943	539,286	569,810
Model Portfolio Traditional Growth	1,060,923	1,248,535	1,309,808
Model Portfolio Long-Term Growth	1,205,315	1,476,826	1,598,519
Model Portfolio All-Equity Growth	441,856	602,549	681,555
Milestone Retirement Income*	52,542	102,958	220,340
Milestone 2010*	73,955	118,812	222,645
Milestone 2015*	141,545	229,200	377,511
Milestone 2020*	136,644	224,483	367,457
Milestone 2025*	103,365	178,837	285,345
Milestone 2030*	85,107	149,057	224,168
Milestone 2035*	50,565	94,170	141,386
Milestone 2040*	56,310	104,091	138,945
Milestone 2045*	N/A	7,409	27,905
Milestone 2050 **	N/A	N/A	N/A

*	From May 1, 2006 to April 30, 2009, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting total annual fund operating expenses to the following: Milestone Retirement Income Fund – 0.81%; Milestone 2010

Fund – 0.88%; Milestone 2015 Fund – 0.91%; Milestone 2020 Fund – 0.93%; Milestone 2025 Fund – 0.95%; Milestone 2030 Fund – 0.97%; Milestone 2035 Fund – 0.99%; and Milestone 2040 Fund – 0.99%. For the year ended December 31, 2009, VIA reimbursed each Fund as follows:

2009
Milestone Retirement Income	$26,965
Milestone 2010	$17,230
Milestone 2015	$12,138
Milestone 2020	$8,147
Milestone 2025	$12,156
Milestone 2030	$10,676
Milestone 2035	$12,022
Milestone 2040	$12,030

The Milestone 2045 Fund did not commence operations until January 4, 2010. VIA also has contractually agreed to waive fees and/or reimburse expenses to the Milestone 2045 Fund until April 30, 2013 by limiting total annual fund operating expenses to 1.10%. The reimbursed amounts equaled $48,469 and $1,479 for the years ended December 31, 2010 and 2011.

**	Fees for the Milestone 2050 Fund are N/A for 2010 through 2011 because the shares for this Fund were not publicly offered until December 21, 2012. VIA also has contractually agreed to waive fees and/or reimburse expenses to the Milestone 2050 Fund until April 30, 2014 by limiting total annual fund operating expenses to 0.85% for the TM Shares (effective March 1, 2013) and 1.10% for the Investor M Shares (the Fund’s existing shares will be renamed Investor M Shares on March 1, 2013).

VIA or its broker-dealer affiliate, ICMA-RC Services, provides all distribution and marketing services for the Funds. ICMA-RC Services receives no compensation for its services as principal underwriter and distributor of the Funds. Neither VIA nor ICMA-RC Services receive compensation for the distribution and marketing services they provide to the Funds. The Funds’ shares are offered on a continuous basis.
VTA, an affiliated person of VIA, is the Funds’ designated transfer agent and, pursuant to a Transfer Agency and Administrative Services Agreement, provides certain transfer agency and administrative shareholder support services for the Funds and the share classes thereof related to the retirement plans and other investors investing in the Funds. The Fund administration and transfer agency services provided by VTA include preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders.
VTA receives asset-based compensation for these administrative and transfer agency services (“VTA fees”) on an annual basis. Prior to March 1, 2013, such VTA fees are as follows:

Fund	Fee
All Funds, except the Index Funds, the Model Portfolio Funds and the Milestone Funds	0.35%
Index Funds: Class I Shares	0.30%
Index Funds: Class II Shares	0.10%
Model Portfolio and Milestone Funds	None

Beginning March 1, 2013, VTA fees will be as follows:

Fund	Fee
All Funds (Investor Shares), except the Index Funds, the Diversifying Strategies Fund, the Model Portfolio Funds and the Milestone Funds	0.35%
Index Funds: Class I Shares	0.30%
Index Funds: Class II Shares	0.10%
All Funds (T Shares)*, except the Model Portfolio and the Milestone Funds	0.10%
Model Portfolio and Milestone Funds – TM Shares	None
Model Portfolio and Milestone Funds – Investor M Shares	0.25%

*	VTA has contractually agreed to waive 0.05% of its 0.10% fee on T shares of the Index Funds from March 1, 2013 through April 30, 2014.
VTA received the following fees for administrative and transfer agency services for the fiscal years ended December 31, 2009, 2010, and 2011:

Amount Received	2009	2010	2011
Low Duration Bond	$1,507,683	$1,578,808	$1,904,738
Inflation Protected Securities	1,079,993	1,474,230	1,797,470
Equity Income	4,186,435	5,571,114	6,526,833
Growth & Income	2,865,070	3,704,701	4,227,111
Growth	5,272,615	6,249,962	6,627,440
Select Value	817,610	1,048,286	1,169,123
Aggressive Opportunities	2,681,413	3,599,604	3,796,736
Discovery	478,415	635,877	718,885
International	2,861,814	3,660,871	4,200,958
Diversifying Strategies	1,308,987	2,451,808	3,074,768
Core Bond Index	2,385,148	2,474,383	2,766,290
500 Stock Index	418,737	511,583	585,103
Broad Market Index	601,070	718,201	768,911
Mid/Small Company Index	371,260	626,252	914,332
Overseas Equity Index	219,469	283,697	310,239
Model Portfolio Savings Oriented	N/A	N/A	N/A
Model Portfolio Conservative Growth	N/A	N/A	N/A
Model Portfolio Traditional Growth	N/A	N/A	N/A
Model Portfolio Long-Term Growth	N/A	N/A	N/A
Model Portfolio All-Equity Growth	N/A	N/A	N/A
Milestone Retirement Income	N/A	N/A	N/A
Milestone 2010	N/A	N/A	N/A
Milestone 2015	N/A	N/A	N/A
Milestone 2020	N/A	N/A	N/A
Milestone 2025	N/A	N/A	N/A
Milestone 2030	N/A	N/A	N/A
Milestone 2035	N/A	N/A	N/A
Milestone 2040	N/A	N/A	N/A
Milestone 2045	N/A	N/A	N/A
Milestone 2050	N/A	N/A	N/A

The advisory fee, transfer agency fee, and administrative services fee are deducted from the applicable Fund’s assets, and their effect is factored into any quoted share price or investment return for that Fund.
The address for VIA, ICMA-RC Services, and VTA is 777 N. Capitol Street, N.E., Washington, DC 20002.
On May 5, 2008, VTA contracted with JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, Ohio, 45202, to serve as sub-transfer agent to the Funds, to maintain certain transfer agency records and provide certain related services to VTA. On December 13, 2011, JPMorgan Chase Bank, N.A. delegated to US Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, Wisconsin, 53202, the obligation to perform these sub-transfer agent services. VTA compensates JPMorgan Chase Bank, N.A. for such services from the transfer agency fees it receives from the Fund.
The Trust, VIA, ICMA-RC Services and each subadviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and, in certain cases, pre-clear securities transactions. A copy of these codes are on file with the SEC and available to the public.
On May 5, 2008, the Funds entered into a Mutual Fund Service Agreement with J.P. Morgan Investor Services Co. (whose successor in interest is JPMorgan Chase Bank, N.A.) (“JP Morgan”), wherein JP Morgan performs certain financial reporting, tax services, fund accounting, administrative, and portfolio compliance services for the Funds. JP Morgan receives fees for the services provided that are either a specified dollar amount or based on a percentage of a Fund’s assets depending on the type of service being provided. JP Morgan received the following fees for these services for the fiscal years ended December 31, 2009, 2010, and 2011:

Fund	2009	2010	2011
Low Duration Bond	$34,875	$42,625	$46,500
Inflation Protected Securities	34,875	42,625	46,500
Equity Income	50,526	70,349	88,661
Growth and Income	41,959	57,141	68,354
Growth	67,722	90,590	103,889
Select Value	39,750	48,583	53,583
Aggressive Opportunities	46,068	62,755	71,986
Discovery	34,875	42,625	46,500
International	46,851	63,113	74,960
Diversifying Strategies	44,625	62,192	75,627
Core Bond Index	38,058	48,157	55,364
500 Stock Index	32,625	39,875	43,500
Broad Market Index	32,625	39,875	43,500

Fund	2009	2010	2011
Mid/Small Company Index	32,625	39,875	43,500
Overseas Equity Index	32,625	39,875	43,500
Model Portfolio Savings Oriented	20,625	25,208	27,500
Model Portfolio Conservative Growth	22,063	29,100	33,245
Model Portfolio Traditional Growth	37,703	52,544	61,115
Model Portfolio Long-Term Growth	41,794	60,358	72,404
Model Portfolio All-Equity Growth	21,666	30,813	37,284
Milestone Retirement Income	20,625	25,208	27,500
Milestone 2010	20,625	25,208	27,500
Milestone 2015	20,625	25,208	27,505
Milestone 2020	20,625	25,208	27,500
Milestone 2025	20,625	25,208	27,500
Milestone 2030	20,625	25,208	27,500
Milestone 2035	20,625	25,208	27,500
Milestone 2040	20,625	25,208	27,500
Milestone 2045*	N/A	4,583	27,500
Milestone 2050**	N/A	N/A	N/A

*	Fees for the Milestone 2045 Fund are N/A for 2009 because this Fund did not commence operations until January 4, 2010.

**	Fees for the Milestone 2050 Fund are N/A because the shares for this Fund were not publicly offered until December 21, 2012.

SUBADVISERS
The day-to-day investment management of certain Funds’ assets rests with one or more subadvisers retained with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA.
The following firms currently serve as subadvisers. Information relating to individual subadvisers has been provided by that subadviser.
Atlanta Capital Management Company, LLC (“Atlanta Capital”), 1075 Peachtree Street NE, Suite 2100, Atlanta, Georgia 30309 serves as a subadviser to the Growth Fund. The firm is an indirect majority owned subsidiary of Eaton Vance Corporation, a publicly traded company.
Artisan Partners Limited Partnership (“Artisan”), 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a subadviser to the International Fund and the Select Value Fund. Artisan is wholly owned by its parent company, Artisan Partners Holdings LP. Artisan Partner Holdings’ sole general partner is Artisan Investment Corporation, which is controlled by Artisan’s founders, Andrew A. Ziegler and Carlene M. Ziegler.
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Equity Income Fund. The firm is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc.
BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, serves as a subadviser to the Inflation Protected Securities Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc.
Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Diversifying Strategies Fund. Calamos is an indirect wholly owned subsidiary of Calamos Asset Management, Inc., a publicly traded company.
Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Growth Fund. Columbus Circle is a Delaware general partnership. Its partners are CCIP, LLC and Principal Global Columbus Circle, LLC, which are affiliated with Principal Financial Group, Inc., a publicly traded company.
Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as a subadviser to the Growth & Income Fund. FMI is a 100% employee owned Wisconsin corporation.
GlobeFlex Capital, LP, (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, serves as a subadviser to the International Fund. GlobeFlex is organized as a California partnership with its general partner being Ansmar Capital, Inc., a California corporation controlled by Marina Marrelli and Robert Anslow.

Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, San Francisco, California, 94105, serves as a subadviser to the Diversifying Strategies and Index Funds. Mellon Capital is a wholly owned, indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial services and bank holding company.
Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London, EC2V 7JD, United Kingdom, serves as a subadviser to the International Fund. Mondrian is a limited liability company organized under the laws of England and Wales and is 100% employee owned.
Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as a subadviser to the Inflation Protected Securities Fund. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE.
Payden & Rygel, 333 S. Grand Avenue, Los Angeles, California, 90071, serves as a subadviser to the Low Duration Bond, Discovery and Diversifying Strategies Funds. The firm is a privately held independent investment management organization owned by twenty senior employees who are actively involved in the day-to-day operations of the firm.
Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, New York, New York 10017, serves as a subadviser to the Diversifying Strategies Fund. Shenkman is a privately owned New York corporation controlled by Mark R. Shenkman.
SSgA Funds Management, Inc. (“SSgA FM”), 1 Lincoln Street, Boston, Massachusetts 02111, serves as a subadviser to the Aggressive Opportunities Fund. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly traded company.
Southeastern Asset Management, Inc. (“Southeastern”), 6410 Poplar Avenue, Suite 900, Memphis, Tennessee, 38119, serves as a subadviser to the Equity Income and Aggressive Opportunities Funds. Southeastern is wholly owned by its employees.
STW Fixed Income Management LLC (“STW”), 6185 Carpinteria Avenue, Carpinteria, California, 93013, serves as a subadviser to the Low Duration Bond Fund. STW is 100% owned by Williams Holdings, LLC, which itself is wholly owned by the WHW Trust. William H. Williams, Chief Executive Officer and Chief Investment Officer of STW is the trustee of the WHW Trust.
Systematic Financial Management L.P. (“Systematic”), 300 Frank W. Burr Boulevard, 7th Floor, Teaneck, New Jersey 07666, serves as a subadviser to the Select Value Fund. Affiliated

Managers Group, Inc. (“AMG”), a publicly traded asset management company, holds a majority interest in Systematic through AMG’s wholly-owned subsidiary, Titan NJ LP Holdings LLC.
T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland, 21202, serves as a subadviser to the Growth & Income and Equity Income Funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company listed on the Nasdaq National Market.
TimesSquare Capital Management, LLC, (“TimesSquare”) 1177 Avenue of Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Aggressive Opportunities Fund. TimesSquare is owned by its senior executives and AMG, which is a publicly traded asset management holding company.
Victory Capital Management Inc. (“Victory Capital”), 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144 serves as a subadviser to the Growth Fund. The firm is a wholly owned subsidiary of Key Bank National Association, which is a wholly owned subsidiary of KeyCorp, a publicly traded company.
Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4DR, UK, serves as a subadviser to the International Fund. Walter Scott is a wholly owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial services and bank holding company.
WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920 Charlotte, North Carolina, 28202, serves as a subadviser to the Select Value Fund. WEDGE is structured as a North Carolina limited liability partnership with nine general partners.
Wellington Management Company, LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts, 02210, serves as a subadviser to the Growth & Income and Discovery Funds. Wellington Management is a Massachusetts limited liability partnership.
Wells Capital Management Inc. (“WellsCap”), 525 Market Street, San Francisco, California 94105, serves as a subadviser to the Aggressive Opportunities Fund. WellsCap is an indirect wholly owned subsidiary of Wells Fargo & Company, a publicly traded company.
Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, Massachusetts, 02111, serves as a subadviser to the Growth Fund. Westfield is 100% employee owned.
Information on the advisory services provided by each subadviser for each Fund can be found in the Prospectus, under the heading “Additional Information About the Funds’ Investment Objectives and Principal Investment Strategies.”

The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. A subadvisory fee is assessed against average daily net assets under management unless otherwise noted. The fee schedules that have been negotiated with each subadviser and the fees paid for the fiscal years ended December 31, 2009, 2010 and 2011 are set forth below.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Low Duration Bond Fund Subadviser(s)

Payden & Rygel	First $200 million	0.10%	$191,489	$217,880	$257,253
	Next $100 million	0.09%
	Over $300 million	0.08%

STW	First $130 million	0.250%	$427,336	$438,838	$491,982
	Next $370 million	0.125%
	Next $500 million	0.100%
	Over $1 billion	0.080%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Inflation Protected Securities Fund Subadviser(s)

PIMCO	Flat Fee	0.20%	$297,352	$392,556	$492,808

BlackRock	First $100 million	0.12%	$168,009	$214,814	$190,117
	Next $100 million	0.10%
	Over $200 million	0.08%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser	Managed	Fee	12/31/09	12/31/10	12/31/11
Equity Income Fund Subadviser(s)

BHMS[1]	If average daily net assets managed by BHMS are below $525 million		$ 929,330	$1,208,580	$1,374,904

	First $10 million	0.75%
	Next $15 million	0.50%
	Next $175 million	0.25%
	Next $600 million	0.20%
	Over $800 million	0.15%

	If average daily net assets managed by BHMS are above $525 million:

	First $200 million	0.30%
	Next $300 million	0.20%
	Over $500 million	0.15%

Southeastern	First $50 million	0.75%	$2,060,060	$2,730,240	$3,231,145
	Over $50 million	0.50%

T. Rowe Price[2]	When assets managed by T. Rowe Price (“AUM”) are below $100 million, the fee schedule is as follows:*		$1,383,900	$1,894,919	$2,091,992

	First $50 million of AUM	0.50%

	Next $50 million of AUM, but below $100 million	0.45%

	When AUM reaches $100 million, the fee schedule resets to this flat fee.*	0.40%

	When AUM reaches $200 million, the fee schedule resets to this flat fee.*	0.35%

	When AUM reaches $500 million, the fee schedule resets as follows:*
	First $500 million	0.325%
	Over $500 million	0.300%

1.	Effective May 1, 2011, the fee schedule charged by BHMS was replaced with the above two-part fee schedule. Prior to May 1, 2011, the fee schedule charged by BHMS was: 0.75% for the first $10 million of assets managed, 0.50% for the next $15 million, 0.25%

for the next $175 million, 0.20% on the next $600 million, 0.15% on the next $200 million and 0.13% on assets managed over $1 billion.

2.	T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2009, 2010 and 2011, the waiver equaled, $55,105, $74,397, and $76,072, respectively. Prior to May 1, 2011, T. Rowe Price’s subadvisory fees with respect to the Fund were: 0.40% for the first $250 million of AUM, 0.375% for the next $250 million and 0.350% for AUM over $500 million.

*	Transitional Credits

When AUM approaches or falls below the $100 million, $200 million or $500 million asset breakpoints and application of the fee schedule for that particular level of assets results in a fee that exceeds the minimum fee applicable to the next higher lever of assets (“Next Level Minimum Fee”), T. Rowe Price will provide a transitional credit so that the dollar amount payable to T. Rowe Price is not more than the Next Level Minimum Fee.

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser	Managed	Fee	12/31/09	12/31/10	12/31/11
Growth & Income Fund Subadviser(s)

Capital Guardian Trust	First $25 million	0.550%	$167,365	N/A	N/A
Company (“Capital	Next $25 million	0.400%
Guardian”)[3]	Over $50 million	0.225%

T. Rowe Price[4]	First $250 million	0.400%	$997,563	$1,212,535	$1,120,140
	Next $250 million	0.375%
	Over $500 million	0.350%

Wellington Management	First $50 million	0.40%	$746,843	$1,021,328	$1,332,280
	Next $50 million	0.30%
	Over $100 million	0.25%

FMI[5]	First $100 million	0.32%	$529,385	$1,005,145	$1,199,831
	Over $100 million	0.28%

3.	Capital Guardian ceased serving as a subadviser on January 16, 2009. A minimum annual fee of $167,500 was payable to Capital Guardian.

4.	T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2009, 2010 and 2011, the waiver equaled $39,906, $44,441 and $41,831, respectively.

5.	FMI began serving the Fund as a subadviser on January 16, 2009.

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[3]	Managed	Fee	12/31/09	12/31/10	12/31/11
Growth Fund Subadviser(s)

Tukman Grossman Capital Management, Inc. (“Tukman Grossman”) [7,8]	If average daily net assets are below $600 million	0.50%	$1,182,382	$1,392,875	$1,153,699

	If average daily net assets are above $600 million:
	First $20 million	1.00%
	Next $480 million	0.50%
	Next $500 million	0.40%
	Over $1 billion	0.30%

Legg Mason Capital Management, LLC (“LMCM”)[7,9]	Flat Fee	0.32%	$1,195,111	$1,433,366	$929,842

Westfield	First $300 million	0.35%	$1,264,176	$1,502,397	$1,847,948

	Over $300 million	0.30%

Columbus Circle	First $300 million	0.35%	$875,442	$1,075,409	$1,721,324
	Over $300 million	0.30%

D.G. Capital Management Trust (“D.G. Capital”) [7,10]	Flat Fee	0.35%	$768,958	$927,752	$780,250

Atlanta Capital[6]	Flat Fee	0.30%	N/A	N/A	N/A

Victory Capital[6]	First $100 million	0.29%	N/A	N/A	N/A
	Next $100 million	0.27%
	Over $200 million	0.25%

6.	Atlanta Capital and Victory Capital began serving as subadvisers of the Fund on January 23, 2012.

7.	D.G. Capital, LMCM and Tukman Grossman ceased serving as subadvisers of the Fund on January 23, 2012.

8.	While serving as a Fund subadviser, Tukman Grossman agreed to waive a portion of its subadvisory fee in an amount equal to 0.10%. For the fiscal years ended December 31, 2009, 2010 and 2011, this waiver equaled $298,553, $334,747, and $284,214, respectively.

9.	Effective January 1, 2009, LMCM lowered its fee from 0.40% for the first $200 million and 0.38% for the assets over $200 million to a flat rate of 0.32% for all assets.

10.	Effective March 1, 2011, D.G. Capital lowered its fee from 0.46% for the first $200 million and 0.36% for the assets over $200 million to a flat rate of 0.35% for all assets. From October 15, 2010 through March 1, 2011, D.G. Capital agreed to voluntarily waive its fee so that the Fund would pay a flat rate of 0.35% for all assets. For the years ended December 31, 2010 and 2011, this voluntary waiver amounted to $56,340 and $55,346, respectively.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Select Value Fund Subadviser(s)

WEDGE	First $10 million	0.75%	$409,028	$534,106	$591,268
	Next $15 million	0.65%
	Next $75 million	0.50%
	Next $50 million	0.40%
	Over $150 million	0.30%

Systematic	First $50 million	0.50%	$326,809	$415,713	$467,513
	Next $200 million	0.35%
	Over $250 million	0.30%

Artisan	First $150 million	0.55%	$402,544	$528,413	$607,136
	Next $100 million	0.50%
	Over $250 million	0.45%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser	Managed	Fee	12/31/09	12/31/10	12/31/11
Aggressive Opportunities Fund Subadviser(s)

Southeastern	First $50 million	0.75%	$829,801	$1,097,696	$1,225,264
	Over $50 million	050%

T. Rowe Price[13]	First $500 million	0.60%	$1,026,737	$793,481	N/A
	Over $500 million	0.55%

LMCM[12,14]	Flat Fee	0.32%	$607,173	$888,222	$1,054,313

TimesSquare	First $300 million	0.50%	$1,068,866	$1,497,532	$1,649,080
	Next $200 million	0.47%
	Over $500 million	0.45%

Wellington Management[12]	First $50 million	0.425%	N/A	$337,934	$890,948
	Next $275 million	0.400%
	Over $325 million	0.375%

SSgA FM11	Flat Fee	0.0325%	N/A	N/A	N/A

WellsCap[11]	First $100 million	0.450%	N/A	N/A	N/A
	Next $150 million	0.425%
	Over $250 million	0.400%

11.	SSgA FM and WellsCap began serving as subadvisers of the Fund on August 27, 2012.

12.	LMCM and Wellington Management ceased serving as subadvisers to the Fund on August 27, 2012.

13.	T. Rowe Price ceased serving as a subadviser to the Fund on May 2010. Wellington Management began serving the Fund as a subadviser on May 1, 2010. T. Rowe Price agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2009 and 2010, the waiver equaled $41,998 and $18,233, respectively.

14.	Effective January 1, 2009, LMCM lowered its fee from 0.40% for the first $200 million and 0.38% for the assets over $200 million to a flat rate of 0.32% for all assets.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Discovery Fund Subadviser(s)
Payden & Rygel	First $250 million	0.150%	$94,177	$131,235	$154,512
	Next $250 million	0.125%
	Next $250 million	0.100%
	Over $750 million	0.075%

Wellington Management	First $200 million	0.73%	$458,690	$625,114	$745,155
	Next $300 million	0.70%
	Over $500 million	0.67%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser	Managed	Fee	12/31/09	12/31/10	12/31/11
International Fund Subadviser(s)

Capital Guardian[15]	First $25 million	0.750%	$1,184,166	N/A	N/A
	Next $25 million	0.600%
	Next $200 million	0.425%
	Over $250 million	0.375%

Artisan[16]	First $100 million	0.70%	$1,361,142	$1,214,596	$1,353,026
	Over $100 million	0.60%

GlobeFlex[17]	First $450 million	0.40%	$758,326	$1,207,279	$1,439,971
	Over $450 million	0.30%

Walter Scott	First $100 million	0.60%	$694,626	$978,578	$1,147,143
	Over $100 million	0.50%

Mondrian[18]	First $100 million	0.54%	N/A	$1,482,457	$1,812,385
	Over $100 million	0.40%

15.	A minimum annual fee of $337,500 was payable to Capital Guardian, which ceased serving as a subadviser on October 11, 2009.

16.	Effective April 1, 2010, Artisan lowered its fee by adding a breakpoint of 0.60% for assets over $100 million (Artisan’s fee schedule prior to this date was a flat rate of 0.70% for all assets).

17.	Effective March 1, 2012, GlobeFlex added a breakpoint of 0.30% for assets over $450 million (GlobeFlex’s fee schedule prior to this date was a flat rate of 0.40% for all assets).

18.	Mondrian began serving the Fund as a subadviser on October 12, 2009. For the month of July 2011, Mondrian agreed to voluntarily waive its fee, which amounted to $158,991 for the year ended December 31, 2011.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Diversifying Strategies Fund[19] Subadviser(s)

Drake Capital Management, LLC (“Drake”)[20]	Flat Fee	0.225%	$66,420	N/A	N/A

Analytic Investors, LLC (“Analytic”)[21]	Flat Fee	0.45%	$516,333	$635,884	$545,605

Mellon Capital[22]	Flat Fee	0.65%	$745,919	$918,026	$991,247

Payden & Rygel	First $200 million	0.10%	$153,919	$200,940	$256,724
(Enhanced Cash	Next $100 million	0.09%
Management Strategy)[23]	Over $300 million	0.08%

Payden & Rygel	First $200 million	0.10%	$49,027	$219,489	$290,146
(Low Duration–Plus	Next $100 million	0.09%
Fixed Income Strategy)[24]	Over $300 million	0.08%

Calamos	First $100 million	0.55%	N/A	$364,369	$631,457
	Next $150 million	0.50%
	Over $250 million	0.45%

Shenkman	First $50 million	0.400%	N/A	$257,578	$441,381
	Next $250 million	0.375%
	Over $300 million	0.350%

19.	Prior to January 4, 2010, the name of the Fund was the Diversified Assets Fund.

20.	Drake was terminated as a subadviser to the Fund on April 10, 2009.

21.	Analytic was terminated as a subadviser on June 17, 2011. The subadvisory fee for Analytic was calculated based on the average daily net asset value of the assets allocated and assigned to it by VIA.

22.	The subadvisory fee for Mellon Capital is calculated based on the average daily net asset value of the assets allocated and assigned to it by VIA. For the period from May 1, 2011 until April 30, 2014, Mellon Capital has agreed to waive a portion of its investment subadvisory fees so that its fees shall not exceed 0.325% of the Fund’s annual average daily net assets under management with Mellon Capital. For the period ended December 31, 2011, this fee waiver equaled $594,582.

23.	With respect to the portion of the Fund for which it employs an enhanced cash management strategy, Payden & Rygel waived a portion of its investment subadvisory fees so that its fees did not exceed 0.08%. This fee waiver was in place until April 30, 2010 and for the fiscal years ended December 31, 2009 and 2010, equaled $40,059 and $14,238, respectively.

24.	Payden & Rygel began managing a low duration-plus fixed income strategy (in addition to its enhanced cash management strategy) for the Fund on April 3, 2009, at which time

Drake ceased serving as a subadviser. From April 3, 2009 to September 27, 2009, Payden & Rygel’s fee schedule for this strategy was a flat rate of 0.19% for all assets in this strategy; however, Payden & Rygel had agreed to voluntarily waive a portion of its subadvisory fee for this low duration bond-plus fixed income strategy during that time period such that its fees did not exceed 0.08%. For the period from April 3, 2009 through September 27, 2009, this waiver equaled $12,257.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Core Bond Index Fund Subadviser(s)

Mellon Capital[25]	Flat Fee	0.01%	$208,120	$222,950	$235,504

25.	Effective January 18, 2013, Mellon Capital lowered its fee from 0.05% for the first $50 million, 0.04% for the next $50 million, 0.02% for the next $900 million and 0.01% for the assets over $1 billion to a flat rate of 0.01% for all assets.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
500 Stock Index Fund Subadviser(s)

Mellon Capital[26]	Flat Fee	0.01%	$60,762	$69,966	$77,564

26.	Effective January 18, 2013, Mellon Capital lowered its fee from 0.04% for the first $50 million, 0.03% for the next $50 million, 0.015% for the next $900 million and 0.01% for the assets over $1 billion to a flat rate of 0.01% for all assets.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Broad Market Index Fund Subadviser(s)

Mellon Capital[27]	First $400 million	0.0175%	$95,937	$110,201	$119,039
	Over $400 million	0.0100%

27.	Effective January 18, 2013, Mellon Capital lowered its fee from 0.05% for the first $50 million, 0.04% for the next $50 million, 0.0175% for the next $900 million and 0.01% for the assets over $1 billion to 0.0175% for the first $400 million and 0.01% for assets over $400 million.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Mid/Small Company Index Fund Subadviser(s)

Mellon Capital[28]	First $400 million	0.0175%	$78,085	$98,377	$126,496
	Over $400 million	0.0100%

28.	Effective January 18, 2013, Mellon Capital lowered its fee from 0.07% for the first $50 million, 0.06% for the next $50 million, 0.02% for the next $900 million and 0.01% for the assets over $1 billion to 0.0175% for the first $400 million and 0.01% for assets over $400 million.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Overseas Equity Index Fund Subadviser(s)

Mellon Capital[29]	First $150 million	0.05%	$99,063	$126,921	$142,635
Mellon Capital[29]	Over $150 million	0.03%

29.	Effective January 18, 2013, Mellon Capital lowered its fee from 0.10% for the first $50 million, 0.06% for the next $950 million, and 0.01% for the assets over $1 billion to 0.05% for the first $150 million and 0.03% for assets over $150 million.

ADDITIONAL INFORMATION PERTAINING TO THE PORTFOLIO MANAGERS OF THE FUNDS
The following represents additional information regarding other accounts managed by each Fund’s portfolio manager(s) as of December 31, 2012 (unless otherwise indicated). Information relating to portfolio manager compensation, potential conflicts of interest and ownership of shares also follows. All of the information in this section regarding a particular subadviser and its portfolio managers and other personnel has been provided by that subadviser. The information below regarding conflicts of interest and compensation reflects the relevant subadviser’s own description of and conclusions and beliefs regarding those subjects and the subadviser’s related policies and procedures.
Artisan
Artisan reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
International Fund

Mark L. Yockey	7	$11,304.11	5	$592.00	23		$6,868.08

Select Value Fund

James C. Kieffer	7	$12,995.37	8	$483.66	34	*	$2,818.96	*

Scott Satterwhite	7	$12,995.37	8	$483.66	34	*	$2,818.96	*

George O. Sertl	7	$12,995.37	8	$483.66	34	*	$2,818.96	*

*	One (1) of these accounts with assets of $82 million has an advisory fee based upon performance of the account.
Potential Conflicts of Interest
Artisan reports that its non-U.S. growth investment team, led by Mark L. Yockey, manages portfolios for multiple clients within three investment strategies (non-U.S. growth, non-U.S. small-cap growth and global equity); and that its U.S. mid cap value investment team, led by James C. Kieffer, Scott C. Satterwhite, and George O. Sertl, Jr., manages portfolios for multiple clients within three investment strategies (mid cap value, value equity, and small cap value). Artisan states that portfolios managed by Artisan in these strategies may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. According to Artisan, there are a number of ways in which the interests of Artisan, its portfolio managers and its other personnel might conflict with the interests of the International Fund and the Select Value Fund and its shareholders, including:
Sharing of Personnel, Services, Research and Advice Among Clients. According to Artisan, because all client accounts within Artisan’s investment strategies (including the non-U.S. growth and U.S. mid cap value investment strategies in which Artisan manages assets for the International Fund and the Select Value Fund, respectively) are managed similarly, substantially all of the research and portfolio management activities conducted by the non-U.S. growth and U.S. mid-cap value investment teams benefit all clients within those strategies. Artisan states that its administrative and operational personnel divide their time among services to the International Fund and the Select Value Fund and other client accounts.
Restrictions on Activities. Artisan states that it generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner.
Artisan states that, to prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan invests on behalf of all of its client accounts, Artisan generally does not accept accounts subject to restrictions that Artisan believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.
Investments in Issuers with Business Relationships with Artisan. Artisan states that, from time to time, clients in a particular investment strategy, including the International Fund and the Select Value Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan or has another business relationship with Artisan or its affiliates. Artisan states that it has written policies designed to prevent the misuse of material non-public information. Artisan believes that the operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.
Artisan states that it, with prior written approval, may allow its personnel to serve as a director of a public company. According to Artisan, because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan does not permit investment by client accounts or persons covered by Artisan’s Code of Ethics in securities of any issuer of which an Artisan staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. Artisan states that this prohibition may foreclose investment opportunities that would be available to the International Fund and the Select Value Fund if the Artisan staff member were not a director.
Management Services Provided to or Business Relationships with the Funds’ Service Providers. Artisan states that it may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to the International Fund and the Select Value Fund. Artisan states that, in every case, the compensation received by Artisan for its advisory services from clients that have no relationship with the International Fund and the Select Value Fund is the same or consistent with fees received by Artisan from clients that have a relationship with the International Fund and the Select Value Fund.
Side-by-Side Management. Artisan states that potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. Artisan states that for instance, an investment team may provide advice to and make decisions for accounts in one investment strategy, including a fund, that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. Artisan states that there also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. Artisan states that it manages these potential conflicts through internal review processes.
Allocation of Portfolio Transactions Among Clients. Artisan states that it seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. According to Artisan, because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. Artisan states that its traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. According to Artisan, to execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Artisan states that trades for Artisan and their partners, employees and other affiliates and accounts in which one or more of them has an interest (including Artisan’s proprietary accounts, if any), may be included in aggregated trades with client accounts. Artisan states that the trader also strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. Artisan further states that all participating accounts, including the International Fund and the Select Value Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.
Artisan states that, because the firm generally does not know in advance how many shares it will receive in most underwritten offerings, including initial public offerings, the firm allocates the shares after the shares are received. Artisan further states that the shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan reports that its proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.
Artisan states that there also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. Artisan further states that “same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. According to Artisan, on occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. Artisan states that, in those cases, the trader works both trades in the market at the same time, subject to the requirements of Artisan’s written trade processing procedures. Artisan further states that when orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his order. According to Artisan, if both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures.
Artisan states that its procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan and included in Artisan’s compliance program.
Short Selling. Artisan states that it has trade processing procedures that mitigate the potential conflict of interest in executing a shorting strategy on behalf of a client’s account. The firm states that under those procedures, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Artisan further states that similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. According to Artisan, these procedures prevent an investment team from taking different positions in a security. Artisan notes that it is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan investment team and that similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan investment team.
Soft Dollars and Commission Recapture. Artisan states that, as an investment adviser, Artisan has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan’s investment decisions for the benefit of its clients. Artisan states that, subject to Artisan’s duty to seek best execution, Artisan’s selection of brokers is affected by Artisan’s receipt of research services.
Artisan states that it uses client commissions (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.
According to Artisan, when Artisan receives research products and services in return for client brokerage, it relieves Artisan of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan to select a particular broker or dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, according to Artisan, it chooses those brokers or dealers it believes are best able to provide the best combination of net price and execution in each transaction.
Artisan states that it uses client brokerage from accounts managed by an investment team for research used by that team. According to Artisan, because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the International Fund and the Select Value Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan pays for such products and services from its own funds).
Artisan states that a number of Artisan’s clients, including the Select Value Fund, participate in commission recapture arrangements, pursuant to which Artisan is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan’s duty to seek best execution. Artisan states that those client directions generally require that Artisan execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan states that it tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows in to or out of an account). Artisan further states that its progress toward those commission recapture goals are monitored on an on-going basis by Artisan. Artisan states that, largely driven by developments in brokerage commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest brokers or dealers have stopped facilitating commission recapture on transactions outside the U.S. Artisan believes that, as a result, commissions in non-U.S. transactions are rarely able to be recaptured.
Artisan states that it has adopted written procedures with respect to soft dollars and commission recapture.
Proprietary and Personal Investments and Code of Ethics. Artisan believes that its proprietary investments and personal investments by the firm’s personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan’s clients, including the International Fund and the Select Value Fund. Artisan states that from time to time it uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Artisan further states that proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. Artisan reports that, to the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.
Artisan states that personal transactions are subject to Artisan’s Codes of Ethics, which generally provide that personnel of Artisan may not take personal advantage of any information that they may have concerning Artisan’s current investment program. Artisan further states that the Codes require pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan’s personnel from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. Artisan reports that certain transactions, including trading of mutual funds for which Artisan acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Artisan further reports that trading in mutual fund shares is excluded from that prohibition because funds typically have their own policies and procedures related to short-term trading activity.

Artisan states that, in addition, the Codes require reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan’s compliance department quarterly or more frequently. Artisan states that it reviews those reports for conflicts, or potential conflicts, with client transactions.
Artisan states that the Codes prohibit the purchase and sale of securities to and from client accounts, and that the Codes also contain policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan’s clients.
Fees. Artisan states that, like the fees Artisan receives from the International Fund and the Select Value Fund, the fees Artisan receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. Artisan further states, however, that Artisan may, under certain circumstances, negotiate performance-based fee arrangements. Artisan states that performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. Artisan reports that, as of December 31, 2012, Artisan had four separate accounts with performance-based fees encompassing all of its investment strategies. Artisan states that none of the four separate accounts are in Artisan’s non-U.S. growth or U.S. mid-cap value strategy. Artisan further states that, although Artisan may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan’s procedures to manage all clients within a particular strategy similarly regardless of fee structure.
Compensation
Artisan states that an Artisan portfolio manager is compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the International Fund and the Select Value Fund. Artisan further states that none of the portfolio managers’ compensation is based on the performance of the accounts they manage, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan states that it bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio managers’ interests more closely with the long-term interests of clients.
Artisan states that its portfolio managers participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried associates of the firm, and that all senior professionals, including portfolio managers, have, or are expected to have over a reasonable time, limited partnership interests in the firm.

Atlanta Capital
Atlanta Capital reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund

Richard England, CFA	6	$2,699.1	1	$44.2	121	$2,240.5

Paul Marshall, CFA	5	$2,663.8	1	$44.2	121	$2,240.5
Potential Conflicts of Interest
Atlanta Capital states that it is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources, and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and other accounts, Atlanta Capital states that a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Atlanta Capital states that it has established procedures to mitigate such conflicts including review of performance dispersion, policies to monitor trading and best execution and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned across all client accounts.
Atlanta Capital states that it does not use short sales, IPOs or private placements in managing accounts for its clients. Atlanta Capital states that it does not engage in cross trades unless a client has specifically authorized the transaction and does not engage in cross trades for ERISA clients. In some cases, the firm states that another account managed by a portfolio manager may compensate Atlanta Capital based on the performance of the securities held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources, and investment opportunities. Whenever conflicts of interest arise, Atlanta Capital states that the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested parties. In addition, Atlanta Capital states that it monitors and reviews performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts on a monthly basis.
Atlanta Capital states that it relies on its trade aggregation, allocation, and sequencing policies to manage potential conflicts of interest among all of its client accounts, whether the account is a commingled investment vehicle or a separately managed account.
Compensation of Portfolio Managers
Compensation Structure: The firm states that the compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary,

(2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Atlanta Capital states that certain senior executives and investment professionals are eligible to receive profit participation ownership interests in Atlanta Capital based entities. The firm states that all employees also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees, and that compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Atlanta Capital states that cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year-end of EVC.
Method used by Atlanta Capital to Determine Compensation: Atlanta Capital states that it compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. The firm states that each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Atlanta Capital states performance is normally based on periods ending on the June 30th preceding fiscal year-end, and the primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Atlanta Capital notes that fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, Atlanta Capital states that investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The firm states that performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.
Atlanta Capital states that the compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
Atlanta Capital states that it seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital states that it utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. The firm states that salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company, EVC. Atlanta Capital states that the size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are fixed, the firm states that cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Atlanta Capital states that there are no differences in methods used to determine compensation of portfolio managers with respect to the Fund and other accounts.
BHMS
BHMS reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Equity Income Fund

Robert J. Chambers*	2	$302.1	4	$713.5	75	$4,246.6

R. Lewis Ropp	—	—	—	—	13	$527.4

*	Mr. Chambers is a member of a team managing 56 other accounts and $2.8 billion in the large cap value strategy.
Potential Conflicts of Interest
BHMS believes that actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account, including mutual fund accounts. BHMS states that it manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. The firm states that its allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
Compensation of Portfolio Managers
BHMS states that in addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually, and that portfolio managers and analysts are rated on their value added to the team-oriented investment process. The firm states that overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager, and that compensation is not tied to a published or private benchmark. BHMS believes that it is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.
BHMS states that the compensation of portfolio managers is not directly tied to the Fund’s performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. It further states that, of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. According to BHMS, the consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. BHMS reports that the compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, the firm states that many of its key investment personnel have a long-term incentive compensation plan in the form of an equity interest in the firm.

BlackRock
BlackRock reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts*
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in billions)	Number	(in billions)	Number		(in billions)
Inflation Protected Securities Fund

Brian Weinstein	14	$10.68	25	$7.16	171	*	$77.42 *

Martin Hegarty	10	$9.49	3	$0.32	29		$14.30

*	Six (6) other accounts with aggregate assets of $1.41 billion have advisory fees based on account performance.
Potential Conflicts of Interest
BlackRock states that it has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock further states that it has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. BlackRock states that, nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. BlackRock states that, in addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock further states that it, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock states that it may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. BlackRock states that certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. BlackRock notes that Messrs. Weinstein and Hegarty may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. In addition, BlackRock states that Messrs. Weinstein and Hegarty may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

BlackRock states that, as a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. BlackRock reports that, when it purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock states that it attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. BlackRock reports that, to this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Compensation of Portfolio Managers
BlackRock notes that its financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. BlackRock reports that compensation may include a variety of components and may vary from year to year based on a number of factors, and that the principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation. BlackRock states that, generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. BlackRock states that discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. BlackRock states that, in most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock states that, among other things, its Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Fund and other accounts managed by each portfolio manager relative to the various benchmarks. BlackRock states that performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. BlackRock reports that with respect to these portfolio managers, such benchmarks for the Fund and other accounts are a combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Blackrock states that discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. BlackRock further states that, for some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and which vest ratably over a number of years. BlackRock states that the BlackRock, Inc. restricted stock units, upon vesting, are settled in BlackRock, Inc. common stock. BlackRock states that, typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. BlackRock further states that paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. BlackRock states that, providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.
     Long-Term Incentive Plan Awards — BlackRock states that, from time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. BlackRock further states that, equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. BlackRock reports that Mr. Weinstein has received long-term incentive awards.
     Deferred Compensation Program — According to BlackRock, a portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. BlackRock reported that all of the eligible portfolio managers have both participated in the deferred compensation program.
Other compensation benefits. BlackRock states that, in addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
     Incentive Savings Plans — BlackRock states that BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). According to BlackRock, the employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($250,000 for 2012). BlackRock states that the RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock states that contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. BlackRock states that the ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date, and that annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. BlackRock reports that Messrs. Weinstein and Hegarty are each eligible to participate in these plans.

Calamos
Calamos reported the following regarding other accounts managed by portfolio manager(s) as of October 31, 2012:

Diversifying Strategies Fund	Registered Investment		Other Pooled Investment
Fund/Portfolio	Companies*		Vehicles		Other Accounts
Manager(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
John P. Calamos, Sr.	23	$24,394,602,270	11	$2,012,531,959	2,573	$4,951,107,661

Gary D. Black	23	$24,394,602,270	12	$2,037,431,753	2,573	$4,951,107,661

John P. Calamos, Jr.	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

Jeff Scudieri	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

Jon A. Vacko	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

John Hillenbrand	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

Steve Klouda	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

Christopher Hartman	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

Joe Wysocki	22	$24,340,894,417	11	$2,012,531,959	2,573	$4,951,107,661

*	Calamos reported that the number of accounts where advisory fee is based on account performance: 3 registered investment companies with total assets of approximately $1,361 million.
Potential Conflicts of Interest
Calamos states that its portfolio managers are responsible for managing both mutual fund accounts and other accounts, including separate accounts and funds not required to be registered under the 1940 Act. Calamos further states that, other than potential conflicts between investment strategies, the side-by-side management of both mutual fund accounts and other accounts may raise potential conflicts of interest due to the interest held by Calamos in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a mutual fund and another account and allocation of aggregated trades).
Calamos states that it has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos states that it will only place cross-trades in securities held by mutual funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. Calamos states that the allocation methodology employed by Calamos varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Calamos states that, generally, however, orders are placed first for those clients that have given Calamos brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos to execute trades through a specific broker. Calamos, however, further states that if the directed broker allows Calamos to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos full brokerage discretion. Calamos states that it and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
Calamos states that a client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Calamos states that under its’ policy, allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos states that its head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
Calamos states that it generally allocates investment opportunities for which there is limited availability among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos states that it may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos states that it is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.
Calamos believes that the potential conflicts that could arise as a result of concurrent management of the Fund and other accounts include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, Calamos states that trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material and Calamos states that the firm has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment adviser.
Calamos states that affiliates of Calamos and Calamos Financial Services LLC (“CFS”), Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr. and John Calamos, Jr. (“Calamos Family”), may invest in products managed by Calamos to support the continued growth of investment products and strategies, including investments to seed new products. Calamos states that notwithstanding any provision to the contrary in the Calamos Code of Ethics, investments made by CAM, CILLC, CFP and the Calamos Family in products managed by Calamos are not subject to restrictions of the Calamos Code of Ethics regarding short term or speculative trading, and that as a result, such entities or individuals may hedge corporate or personal investments in such products. The firm states, however, that these hedging transactions are subject to pre-clearance by the Calamos Compliance Department and reporting to the CAM Audit Committee. In addition, Calamos states that the trading execution order must be (1) products or accounts managed by Calamos (2) CAM, (3) CILLC, (4) and CFP and/or the Calamos Family. The firm states that all other provisions of the Calamos Code of Ethics are otherwise applicable.
Calamos states that its General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.
Compensation of Portfolio Managers
Calamos states that as of October 31, 2012, John P. Calamos, Sr. and John P. Calamos, Jr. receive all of their compensation from Calamos. Calamos further states that each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash, and that their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. Calamos states that, for example, the target bonus for a portfolio manager who earns $500,000 would range from $1,500,000 to $3,000,000 and the portfolio manager’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Calamos also states that, due to the ownership and executive management positions with CAM, additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr. and John P. Calamos, Jr. Calamos states that for 2011, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos over a blended short- and long-term measurement period; income growth, as measured by operating margin and return on invested capital and the corporate investment portfolio; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return relative to the industry peer group.
Calamos states that Mr. Black, who joined the firm as of August 31, 2012, has entered into an employment agreement that provides for compensation in the form of an annual base salary, target bonus, and a long-term incentive (“LTI”) target bonus. Calamos states that Mr. Black’s annual cash target bonus is 300% of base salary, the annual LTI target bonus is 300% of base salary, and he will receive up to 12.5% of certain incentive fee payments collected by an affiliated entity of Calamos.
Calamos states that as of October 31, 2012, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos. Calamos states that they each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards, and that each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Calamos further states that each of these associates is also eligible for discretionary LTI awards, however these awards are not guaranteed from year to year. Calamos states that LTI awards consist of restricted stock units or a combination of restricted stock units and stock options.
Calamos states that the amounts paid to all portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. According to Calamos, the portfolio managers’ compensation structure does not differentiate between the Fund and other accounts managed by the portfolio managers, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the portfolio managers. Calamos states that portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos.
Calamos states that all portfolio managers are eligible to receive annual equity awards in shares of CAM under an incentive compensation plan and that the target annual equity awards are set at a percentage of their respective base salaries.
Calamos states that historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. According to Calamos, most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Calamos states that unless terminated early, the stock options have a ten-year term.
Columbus Circle
Columbus Circle reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Growth Fund

Anthony Rizza	8	$3,723	6	$627	92	*	$4,528	*

Thomas Bisighini	8	$3,723	6	$627	92	*	$4,528	*

*	Two (2) of these accounts with assets together totaling $115 million have an advisory fee based on performance.
Potential Conflicts of Interest
Columbus Circle states that it focuses on providing institutional equity management services. Columbus Circle further states that it provides portfolio management services to high net worth individuals, pension and profit-sharing plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, trust programs, registered mutual funds, private investment funds and other institutions.
Columbus Circle states that its clients include both affiliated and unaffiliated registered investment companies and private investment funds and that, in some cases, Columbus Circle has also entered into performance fee arrangements with qualified clients. Columbus Circle states that it and its affiliates and personnel additionally have personal investments in its affiliated private funds, and that such affiliations and fee arrangements create an incentive to favor certain accounts over other accounts in the allocation of investment opportunities. Columbus Circle states that it has procedures designed and implemented to ensure that all clients are treated fairly and equally, and to prevent these conflicts from influencing the allocation of investment opportunities among clients. The firm further states that these procedures involve aggregating portfolio transactions and allocating them among similarly managed client accounts on a pro rata basis (or rotational basis for IPOs, as necessary) subject to specific account restrictions or limiting circumstances.
Columbus Circle states that, in placing orders for the purchase and sale of securities for its clients, Columbus Circle seeks quality execution at favorable prices through responsible broker-dealers. The firm further states that, in selecting broker-dealers to execute transactions, it considers such factors as the broker’s reliability, the quality of its execution services, its financial condition, its commission rates on agency transactions, its ability to use capital, and the general brokerage and research services that it provides. Columbus Circle states that it utilizes client commissions for the purchase of research and order execution services provided these services assist Columbus Circle in the investment process. Columbus Circle also states that it utilizes brokers who refer investors to Columbus Circle. Columbus Circle states that it monitors its brokerage allocation decision-making and does not consider referrals in its brokerage selection processes. Columbus Circle also states that it does not execute any client transactions through affiliated entities.
Columbus Circle states that it has also adopted a code of ethics that governs its investment management services, and that this document emphasizes Columbus Circle’s fiduciary duty and commitment to fair and equitable treatment, including prohibitions on insider trading. Columbus Circle states that the code of ethics is further designed to assure that the personal securities transactions, activities and interests of the employees of Columbus Circle will not interfere with (i) making decisions in the best interest of advisory clients and (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts. Columbus Circle states that, under the code, certain classes of securities have been designated as exempt transactions, based upon a determination that these would materially not interfere with the best interest of Columbus Circle’s clients. Columbus Circle states that, in addition, the code requires pre-clearance of many transactions, and restricts trading in close proximity to client trading activity. The firm states that, nonetheless, because the code of ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Columbus Circle states that employee trading is continually monitored under the code of ethics to reasonably prevent conflicts of interest between Columbus Circle and its clients.
Finally, Columbus Circle states that it votes proxies according to pre-determined issue determinations in the first instance, and according to an independent third party’s recommendations if the matter does not meet the established voting parameters. The firm further states, however, that should Columbus Circle determine not to accept the third party’s recommendation and a conflict of interest exists, then Columbus Circle would request client consent to vote the issue. Columbus Circle states that conflicts of interest may exist if Columbus Circle manages assets for an issuer or other business relationships exist between Columbus Circle and an issuer.
Compensation of Portfolio Managers
Columbus Circle states that it seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals and that its compensation structure is comprised of the following:

a.	Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.
b.	Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the performance of the investment strategy and the role that person plays in adding to the overall value added to the portfolio(s).
A second bonus pool is for long term compensation and retention. Five percent of the firm’s profits are allocated to certain employees via a three year cliff vesting deferred cash program. These units are awarded based on the employees’ contribution to Columbus Circle during the year.
c.	Equity Payments. Professional staff who are partners of Columbus Circle receive also quarterly distributions based upon their equity ownership share and firm profitability.
Columbus Circle states that all Columbus Circle employees are eligible to participate in a competitive benefits package including health and retirement benefits in the form of a 401(k) plan.
FMI
FMI reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth & Income Fund

Ted Kellner	6	$7,550	6	$822	939	$6,493

Patrick English	6	$7,550	6	$822	939	$6,493

John Brandser	6	$7,550	6	$822	939	$6,493

Andy Ramer	6	$7,550	6	$822	939	$6,493
Potential Conflicts of Interest
FMI states that it is also responsible for managing other portfolio accounts and that the side-by-side management of the Fund and other accounts may raise potential conflicts of interest in areas such as allocation of aggregated trades. FMI further states that all security purchase and sell decisions are approved by the firm’s portfolio management committee, which consists of the firm’s investment professionals and that those decisions are then implemented and allocated across all of the firm’s client portfolios in an equitable manner. There may be occasions when a trade order is unable to be filled across all client portfolios. FMI states that it has developed policies and procedures that are designed to mitigate any conflicts of interest in these situations.

Compensation of Portfolio Managers
FMI reported the following regarding compensation paid to each portfolio management committee member:

	Form of	Source of
Name	Compensation	Compensation	Compensation Methods
Ted Kellner Patrick English John Brandser Andy Ramer	Salary and Bonus	FMI	Salary and bonus are based upon the revenues of FMI. The type of portfolio and the source of revenues have no bearing on the portfolio managers’ salary or bonus, except insofar as they affect the revenues of FMI.
GlobeFlex
GlobeFlex reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
International Fund

Robert Anslow	2	$69	3	$173	46	*	$2,587 *

*	Three (3) of these accounts with aggregate assets of $435 million have advisory fees based on account performance.
Potential Conflicts of Interest
GlobeFlex does not believe that any material conflicts of interest may arise in connection with the management of the Fund and its other accounts. The firm states that all accounts are managed as a team, utilizing a systematic process; all accounts with the same strategy hold the same securities at the same proportionate weightings, subject to client constraints and cash flows, and all accounts are managed the same whether GlobeFlex is compensated using an asset-based fee or a performance-based fee. Lastly, the firm states that all trades are blocked and allocated pro rata among accounts. GlobeFlex states that it has adopted policies and procedures that are designed to ensure that all clients are treated fairly.
Compensation of Portfolio Managers
The firm states that the GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures. According to the firm, factors the firm considers include overall performance of all GlobeFlex equity strategies relative to appropriate peer groups and benchmarks over one and three year periods, as well as contribution to the original research effort, and general value-added to its team. GlobeFlex states that members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits and that performance is measured on a pre-tax basis and all forms of compensation are in cash. The firm states that, in addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans, and that GlobeFlex personnel do not receive different or special compensation with respect to the Fund.
Mellon Capital
Mellon Capital reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Core Bond Index Fund

Dave Kwan	14	$7,536	31	$15,698	28	$9,623

Lowell Bennett	14	$7,536	31	$15,698	28	$9,623

*	Number of accounts where advisory fee is based on account performance: 4 other pooled investment vehicles with total assets of $262 million and 1 other account with total assets of $1,220 million.

	Registered Investment		Other Pooled Investment
	Companies		Vehicle		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
500 Stock Index, Broad Market Index, Mid/Small Company Index and Overseas Equity Index Funds

Richard Brown	87	$48,136	88	$67,770	72	$82,005

Karen Wong	87	$48,136	88	$67,770	72	$82,005

Thomas J. Durante	87	$48,136	88	$67,770	72	$82,005

	Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund

Vassilis Dagioglu	12	$1,138	30	$6,513	94	$5,576

James H. Stavena	12	$1,138	30	$6,513	94	$5,576

Torrey K. Zaches	12	$1,138	30	$6,513	94	$5,576

*	Number of accounts where advisory fee is based on account performance: 8 other pooled investment vehicles with total assets of $771.8 million and 15 other accounts with total assets of $2,456 million.
Potential Conflicts of Interest
Mellon Capital believes that, because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The firm states that each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. The firm states, however, that the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. According to the firm, the portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. Mellon Capital states that a portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. The firm states that, for example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, the firm states, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. Mellon Capital states, however, that the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. The firm states that there are many other factors considered in determining a portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). Mellon Capital states that it has a fiduciary duty to manage all client accounts in a fair and equitable manner, and that to accomplish this, the firm has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters). Mellon Capital states that these procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. Mellon Capital states that it has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.
Compensation of Portfolio Managers
According to Mellon Capital, the primary objectives of the Mellon Capital compensation plans are to:
•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital; and

•	Create an ownership mentality for all plan participants.
Mellon Capital states that cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred), and that base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Mellon Capital states that base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Mellon Capital states that funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, Mellon Capital states that all bonus awards are based initially on Mellon Capital’s financial performance. Mellon Capital states that annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”), and that these targets are derived based on a review of competitive market data for each position annually. Mellon Capital states that annual awards are determined by applying multiples to this target award, and that awards are 100% discretionary. Mellon Capital states that factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Mellon Capital states that other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Mellon Capital states that awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.
Mellon Capital states that participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. Mellon Capital states that this plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.
Mellon Capital states that its Portfolio Managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. Mellon Capital states that the same methodology described above is used to determine Portfolio Manager compensation with respect to the management of mutual funds and other accounts. Mellon Capital states that mutual fund Portfolio Managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Mellon Capital states that certain Portfolio Managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. Mellon Capital states that these plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, Mellon Capital states that mutual fund Portfolio Managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Mondrian
Mondrian reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
International Fund

Elizabeth Desmond	9	$2,932	3	$3,457	18	$5,552

Nigel Bliss	1	$509	1	$1,150	14	$3,661
Potential Conflicts of Interests
Mondrian believes that there are not any material conflicts of interest that may arise in its management of Fund assets that have been allocated to it, and of any other accounts managed with similar investment guidelines. Mondrian states that it acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that Mondrian believes can arise in the course of its investment management business activities, together with a summary of Mondrian’s policy in that area:
Allocation of aggregated trades
Mondrian states that it may from time to time aggregate trades for a number of its clients. Mondrian’s policy requires that all allocations of aggregated trades must be fair among clients, and that transactions involving commingled orders are allocated in a manner Mondrian deems equitable to each account. Mondrian further states that, when a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. Mondrian states that when a trade can be allocated in a cost efficient manner to Mondrian’s clients, it will be prorated across all participating accounts. Mondrian states that it may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian states that it will consider consistency of strategy implementation among participating accounts.
Allocation of investment opportunities
Mondrian states that it is an investment manager of multiple client portfolios and that, as such, it has to ensure that investment opportunities are allocated fairly between clients. Mondrian states that there is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities. Mondrian further states that it makes security selection decisions at committee level and that those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities. According to Mondrian, all portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Mondrian states that sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates. See also “Side-by-side management of hedge funds” below.

Allocation of IPO opportunities
Mondrian believes that Initial Public Offerings (“IPOs”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to. Mondrian states that its clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades, and that all IPO purchases are allocated on a strict pro-rata basis.
Dealing in investments as principal in connection with the provision of seed capital
Mondrian believes that a conflict of interest exists when a portfolio management firm manages its own money alongside client money. Mondrian states that it generally does not trade for its own account. Mondrian further states, however, that Mondrian affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian states that it serves as the investment manager to these investment vehicles and that it operates dealing policies designed to ensure the fair and equal treatment of all clients, e.g., the allocation of aggregated trades among clients. Mondrian states that these policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.
Directorships and external arrangements
Mondrian states that certain of its staff may hold positions in external organizations. Mondrian believes that there is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment / directorships) ahead of the interests of Mondrian clients. Mondrian states that, before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of Mondrian’s Chief Executive Officer (“CEO”). Mondrian states that its Chief Compliance Officer (“CCO”) must also be informed of all such appointments and changes. Mondrian states that its CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.
Dual agency
Mondrian believes that “dual agency” (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. Mondrian believes that in such circumstances, there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate. Mondrian states that it may act as agent for both buying and selling parties with respect to transactions in investments. Mondrian further states that, if Mondrian proposes to act in such capacity, Mondrian’s portfolio manager will first obtain approval from the Mondrian’s CCO. Mondrian states that its CCO has an obligation to ensure that both parties are treated fairly in any such trade.
Employee personal account dealing
Mondrian believes that there are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account. Mondrian states that it has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction for their own account which conflicts with client interests. Mondrian states that its rules which govern personal account dealing and general ethical standards are set out in Mondrian’s Code of Ethics.
Gifts and entertainment (received)
Mondrian has indicated that in the normal course of its business, Mondrian employees may receive gifts and entertainment from third parties, e.g., brokers and other service providers and that this results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients. Mondrian states that it has a policy which requires that gifts and entertainment received are reported to Mondrian’s CCO (any items in excess of £100 require pre-approval), and that all gifts and entertainment are reviewed by Mondrian to ensure that they are not inappropriate and that Mondrian staff have not been unduly influenced by them.
Gifts and entertainment (given)
In addition, Mondrian states that, in the normal course of business, its employees may provide gifts and entertainment to third parties. Mondrian believes that excessively lavish gifts and entertainment would be inappropriate. Mondrian states that it has a policy which requires that any gifts and entertainment provided are reported to Mondrian’s CCO (any items in excess of £200 require pre-approval), and that all gifts and entertainment are reviewed by Mondrian to ensure that they are not inappropriate and that Mondrian staff have not attempted to obtain undue influence from them.
Performance fees
Mondrian believes that where an investment firm has clients with a performance fee arrangement, there is a risk that those clients could be favored over clients without performance fees. Mondrian states that it charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee. Mondrian believes that the potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Mondrian states that it allocates investment opportunities among its clients totally independently of fee arrangements.
Soft dollar arrangements
Mondrian has indicated that it may use client funds to pay brokerage commissions for the execution of transactions in the client’s portfolio. Mondrian states that, as part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends. Mondrian states that it may use this proprietary research in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage. With the exception of the receipt of proprietary research, Mondrian states that it has no other soft dollar or commission sharing arrangements in place with brokers.
Compensation of Portfolio Managers
Mondrian states that it compensates its portfolio managers as follows:

1.	Competitive Salary – All investment professionals are remunerated with a competitive base salary.
2.	Profit Sharing Bonus Pool – All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).
3.	Equity Ownership – Mondrian is 100% employee owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business. Equity value is built up over many years with long vesting periods and the value of any individual’s equity is normally paid out in instalments over a number of years post an agreed retirement from the firm. This is a (very) long term incentive plan directly tied to the long term equity value of the firm
Mondrian states that its incentives (Bonus and Equity Programs) focus on the key areas of a) research quality, b) long-term and short-term stock performance, c) teamwork, d) client service and e) marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation to these factors and of participation in these programs will reflect this.
Mondrian states that, at Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.
Compensation Committee
In determining the amount of bonuses and equity awarded, Mondrian states that its Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, investment performance contribution, organization management, team work, client servicing and marketing.
Defined Contribution Pension Plan
Mondrian states that all portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. Mondrian further states that the Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members and that, in addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.
Mondrian remuneration philosophy
Mondrian states that the guiding principle of the company’s compensation programs is to enable it to retain and motivate a team of high quality employees with both attractive shorter term remuneration and long-term equity incentives that are appropriately competitive, well-structured and which help align the aspirations of individuals with those of the company and its clients. Mondrian states that through widespread equity ownership, it believes that Mondrian as an owner operated business provides an excellent incentive structure that is highly likely to continue to attract, hold and motivate a talented team.
Mondrian states that approximately 85 Mondrian employees are equity owners of the business representing about 50% of the total staff. Mondrian states that in determining whether an employee should become an owner, Mondrian has to date focused on senior management, investment professionals and senior client service and operations personnel. Mondrian states that the equity owners represent those staff recognized as either a significant contributor currently or in the future and awards focus in particular on key investment professionals.
Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, should enable us to attract and retain high caliber employees.
Payden & Rygel
Payden & Rygel reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Low Duration Bond Fund
Brian W. Matthews	2	377	—	—	36	$12,132
Mary Beth Syal	3	$1,375	2	$114	27	$3,225

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Discovery Fund
Asha B. Joshi	—	—	—	—	16	$6,609
Brian W. Matthews	—	—	—	—	36	$12,132

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund
Mary Beth Syal	3	$1,375	2	$114	27	$3,225
Brian W. Matthews	2	377	—	—	36	$12,132

Potential Conflicts of Interest
As a fiduciary, Payden & Rygel states that it has an affirmative duty of care, loyalty, honesty and good faith to act in the best interests of its clients. The firm believes that compliance with this duty can be achieved by trying to avoid conflicts of interest and by fully disclosing all material facts concerning any conflict that does arise with respect to any client.
Conflicts Among Client Accounts: Payden & Rygel states that conflicts of interest may arise where Payden & Rygel or its employees have reason to favor the interests of one client over another (e.g., larger accounts over smaller accounts, or accounts compensated by performance fees over accounts not so compensated). In such a situation, Payden & Rygel states that it and its employees are specifically prohibited from engaging in any inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.
Client Accounts: Trade Allocation/Aggregation Policy. The firm states that, to maintain efficient trading operations and to ensure that its clients enjoy the benefits of such efficient operations, Payden & Rygel often trades securities in large dollar amounts, which are then allocated in smaller amounts among several client accounts. The firm believes that clients generally benefit from this process because these “block trades” are transacted at a price that may not be available in smaller size trades. Payden & Rygel states that, whether allocating block trades among client accounts, or allocating investment opportunities (e.g., allocation of opportunities to invest in initial public offerings or other new issues), or determining how to aggregate equitably trades for two or more clients, Payden & Rygel’s goal and procedures are the same in each case. The firm seeks to treat similar client portfolios with similar investment strategies fairly with no client receiving preferential treatment over another client. Thus, the firm states, when purchasing a security that is suitable for more than one client account with similar investment strategies, the basic procedure of the Payden & Rygel’s traders is to allocate the purchase of the security on a pro rata basis across all such accounts. The firm further states that, by the same token, when selling a partial amount of a security held by many accounts, Payden & Rygel’s basic procedure is to allocate the sale of the security on a pro rata basis across all such accounts.
Compensation of Portfolio Managers
Payden & Rygel states that, in addition to highly competitive base salaries, each employee receives annual cash bonuses based on merit and corporate profitability. Bonuses are extended to all members of the firm.
Payden & Rygel states that key personnel receive either a deferred compensation plan or equity ownership in the company, and that incentive compensation is based partially on individual performance and partially on the firm’s performance. The firm states that bonuses are not based on asset growth or returns, and that the percentage of compensation, which is base salary plus bonus, or equity incentives, varies between individual investment professionals.
Payden & Rygel states that it does not compensate directly on performance of individual portfolios, business brought in or any other specific measure, and that cash bonuses are determined on overall contribution and are subjective. The firm believes that basing compensation on specific measures such as investment performance can at times create conflicts of interest.
PIMCO
PIMCO reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Inflation Protected Securities Fund

Mihir Worah	25	$69,682.06	17	$11,615.81	58	*	$26,874.36 *

*	11 of these accounts with aggregate assets of $2,855.37 million have an advisory fee based upon the performance of the account.

Conflicts of Interest
PIMCO believes that, from time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. PIMCO states that potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. PIMCO states that other accounts managed by a portfolio manager might have similar investment objectives or strategies as a Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund, and that the other accounts might also have different investment objectives or strategies than the Fund.
Knowledge and Timing of Fund Trades. According to PIMCO, a potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. PIMCO states that because of their positions with the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades, and that it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts the portfolio manager manages and to the possible detriment of the Fund.
Investment Opportunities. According to PIMCO, a potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. PIMCO states that, often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully, and that similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO states that it has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
PIMCO states that, under its allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO states that it has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.
PIMCO states that conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, PIMCO states that decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, PIMCO explains that a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities.
Additionally, PIMCO reports that if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, the portfolio manager may be restricted from purchasing securities or selling securities for the Fund. PIMCO states that when making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.
Performance Fees. According to PIMCO, the portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. PIMCO believes that performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO states that it has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO states that it has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. PIMCO states that the Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. According to PIMCO, the compensation of portfolio managers consists of a base salary, a discretionary performance bonus, and may include an equity or long term incentive component. PIMCO reports that certain of its employees, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO states that it also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation, and that PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
PIMCO reports that its Total Compensation Plan consists of three components:

Base Salary. PIMCO reports that base salaries are determined based on core job responsibilities, positions/levels, and market factors. PIMCO states that base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market, and that base salary is paid in regular installments throughout the year and payment dates are in line with local practice.
Performance Bonus. PIMCO reports that performance bonuses are designed to reward individual performance and that each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. PIMCO states that the objectives will outline individual goals according to pre-established measures of the group or department success. The firm states that achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of PIMCO’s Compensation Committee’s bonus decision process. PIMCO states that final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.
Equity or Long Term Incentive Compensation. PIMCO states that equity allows key professionals to participate in the long-term growth of the firm. PIMCO reports that this program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options, according to PIMCO, vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. PIMCO states that M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. PIMCO states that employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.
PIMCO explains that in certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use its Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. PIMCO states that its LTIP provides cash awards that appreciate or depreciate based upon the PIMCO’s performance over a three-year period. PIMCO states that the aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.
PIMCO states that participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.
PIMCO reports that, in addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
According to PIMCO, a portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager.
Profit Sharing Plan. PIMCO states that Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. PIMCO further states that portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.
Shenkman
Shenkman reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
Diversifying Strategies Fund	Companies		Vehicles				Other Accounts
Fund/Portfolio		Total Assets			Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)		Number	(in millions)
Mark R. Shenkman	9	$4,150	17	*	$4,650	*	241	$14,023
Raymond F. Condon	2	$211	3	**	$74	**	106	$339

*	Number of accounts where advisory fee is based on account performance: five other pooled investment vehicles with total assets of approximately $924 million.

**	Number of accounts where advisory fee is based on account performance: one other pooled investment vehicle with total assets of approximately $5 million.
Potential Conflicts of Interest
Shenkman states that in addition to separate accounts, it also serves as investment adviser to commingled investment vehicles, including two hedge funds. Shenkman states that its commingled vehicles are managed identically to Shenkman’s other separate accounts, subject to differences in relevant investment strategies, guidelines and restrictions. Shenkman states that its Identification of Conflicts of Interest Policy is used to identify and resolve conflicts among client accounts, including the commingled funds.

Furthermore, Shenkman states that it adheres to a systematic process for the approval, allocation and execution of trades. Shenkman states that it also maintains a trade allocation policy which calls for the allocation of investment opportunities among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. According to Shenkman, its hedge funds are managed differently than the investment strategy that Shenkman employs on behalf of its long-only portfolios. Shenkman states that there are limited circumstances under which it would be executing “side by side” trades for its hedge funds and the long-only portfolios. Shenkman states that to the extent the firm did execute such a trade for any of its hedge funds, Shenkman would implement its trade allocation policy. Shenkman states that in all cases, it seeks to resolve any conflicts of interest in good faith and in accordance with its fiduciary duties.
Shenkman believes that if it effects cross transactions between client accounts, even in situations in which it believes there is no disadvantage to its clients, such transactions may nonetheless create an inherent conflict of interest. Shenkman states that when engaging in cross transactions, it will act in good faith and ensure that the cross transactions are fair and in the best interests of all participating client accounts.
Shenkman states that from time to time, it may be appropriate for Shenkman to aggregate client orders for the purchase or sale of securities. According to Shenkman, it engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. Shenkman states that in aggregating client orders for securities, including any orders placed for private investment vehicles, it will ensure that no investment advisory client will be favored over any other investment advisory client; and each client that participates in an aggregated order shall participate on an average price basis for Shenkman’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.
From time to time, Shenkman states that it may have arrangements with brokers and/or affiliates of brokers who may recommend Shenkman’s products or services to their respective clients (in such capacity, “Sponsors/Consultants”). Generally, Shenkman states that it does not compensate Sponsors/Consultants in connection with any such arrangements (to the extent Shenkman does compensate Sponsors/Consultants, the terms of such arrangements are disclosed in accordance with Rule 206(4)-3 under the Investment Advisers Act of 1940). Shenkman further states that a conflict of interest may arise because Shenkman may execute securities transactions on behalf of its clients, including the Fund, through brokers who are, or who have affiliates who are, Sponsors/Consultants. As a fiduciary, Shenkman states that it has an obligation to obtain best execution for its clients. Shenkman states that the allocation of transactions to brokers who are (or that have affiliates who are) Sponsors/Consultants is subject at all times to Shenkman’s obligation to obtain best execution under the circumstances. Shenkman states that its Chief Compliance Officer periodically monitors Shenkman’s arrangements with Sponsors/Consultants and its trading activity with brokers who are (or who have affiliates who are) Sponsors/Consultants to ensure that Shenkman has obtained best execution in accordance with its policies and procedures.

Shenkman states that it permits its team members to trade securities for their own accounts. Investment personnel, through their role at the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, Shenkman states that it has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts. To that end, Shenkman states that it maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear all securities trades, as well as shares of mutual funds for which Shenkman acts as adviser or sub-adviser.
According to Shenkman, it may share in performance-based compensation, manage both client accounts that are charged performance-based compensation and accounts that are charged only an asset-based fee (i.e., a non-performance based fee). In addition, Shenkman states that certain client accounts may have higher asset-based fees or more favorable performance based compensation arrangements than other accounts. Shenkman states that when the firm and its investment personnel manage more than one client account a potential exists for one client account to be favored over another client account. Shenkman states that the firm and its investment personnel have a greater incentive to favor client accounts that pay it (and indirectly certain investment personnel) performance-based compensation or higher fees, particularly with respect to “new issue” investments. Shenkman states that it maintains procedures to review the holdings of each account periodically to assure that all securities in the account comply with the investment and risk parameters of such account. Shenkman believes that if it charges a performance fee on accounts that receive new issues, Shenkman may have a potential conflict of interest in allocating new issues to these accounts. Shenkman states that it maintains an allocation policy and the Chief Compliance Officer oversees a periodic review of allocations of new issues periodically to ensure that they are being allocated among all eligible accounts in a fair and equitable manner.
Compensation of Portfolio Managers
Shenkman states that its portfolio managers represent the majority of the firm’s senior management, and that their compensation is not formally tied to a specific list of criteria. According to Shenkman, they are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. Shenkman states that all of its senior portfolio managers are owners of the firm.
Shenkman states that Messrs. Shenkman and Condon’s compensation is not directly based on the performance of the Diversifying Strategies Fund or the value of assets held in its portfolio.

Southeastern
Southeastern reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles				Other Accounts
Fund/Portfolio		Total Assets			Total Assets				Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)		Number		(in millions)
Equity Income and Aggressive Opportunities Funds
O. Mason Hawkins	6	$12,850	15	*	$1,120	*	162	**	$17,945	**
G. Staley Cates	6	$12,850	15	*	$1,120	*	162	**	$17,945	**

*	Two (2) of these accounts with assets of $289.7 million has an advisory fee based upon the performance of the account.

**	Sixteen (16) of these accounts with aggregate assets of $5,160.6 million have an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
Southeastern states that conflicts of interest could arise in connection with managing the Vantagepoint Fund accounts side by side with Southeastern’s other clients. Southeastern’s clients include US, Non-US, Global and Small-Cap mandates, and investment opportunities may be appropriate for more than one category of account. Because of market conditions and investment guidelines, not all investment opportunities will be available to all accounts at all times. While Southeastern has a financial incentive to favor performance fee accounts, Southeastern has developed allocation principles designed to ensure that no account is systematically given preferential treatment over time. Southeastern’s compliance personnel routinely monitor allocations for consistency with these principles, as well as evidence of conflict of interest. Performance fee accounts are subject to the same allocation principles and compliance reviews. Southeastern personnel also have substantial ownership in the Longleaf Partners Funds, a mutual fund family for which Southeastern serves as lead manager. Longleaf’s portfolios are managed under the same allocation principles and compliance reviews as all other accounts, however, and should receive equitable treatment.
Compensation of Portfolio Managers
According to Southeastern, portfolio manager compensation at December 31, 2012 included the following: competitive salary (comparable to investment firms elsewhere); and bonus based on contribution to the firm over the year. The firm states that contribution to the firm includes: how investment ideas generated by the manager performed both in price and value growth; how the other Southeastern accounts performed as measured against inflation plus 10%; and how the overall firm performed.

SSgA FM
SSgA FM reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number*	(in billions)*	Number*	(in billions)*	Number	(in billions)*
Aggressive Opportunities Fund

Michael J. Feehily, CFA	112	$105.47	242	$282.58	386	$363.78

Dwayne Hancock, CFA	112	$105.47	242	$282.58	386	$363.78

*	This table refers to accounts of Global Equity Beta Solutions (“GEBS”) Team of State Street Global Advisors. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment arm of State Street Corporation.
Potential Conflicts of Interest
SSgA FM states that all portfolio managers may manage other types of funds and accounts, such as bank commingled funds or separate accounts, including actively managed accounts that are considered “hedge” funds or market neutral funds or funds that engage in short sales. SSgA FM states that conflicts of interest may potentially arise in SSgA FM’s side-by-side management of multiple accounts. The firm states that SSgA FM seeks to treat all client accounts fairly and equitably.
SSgA FM states that it has established processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. SSgA FM states that these policies permit clients’ trades to be aggregated where appropriate and require that aggregated client trades generally be allocated on a pro-rata basis where clients receive the average price and commission when more than one trade is executed, or more than one broker is used to execute the transactions. SSgA FM states that this allocation is done electronically by the trading desk, in most cases without any direct human intervention.
SSgA FM states that it utilizes automated trading systems to facilitate trade order management, broker confirmations and to send electronic trade files to the custodian for security movement and settlement. SSgA FM states that these electronic systems have been designed to comply with regulatory requirements and to facilitate equitable treatment of all accounts. SSgA FM states that each trade order entered on the trading system is associated with a specific account and therefore executed trades are automatically linked to the account for which the trade was entered. SSgA FM states that for blocked or aggregated trades that are executed over more than one day, the trading system allocates partially filled trades to individual accounts on a pro rata basis.
SSgA FM states that in the unusual event that there is human intervention, the allocation is still done on a pro rata basis. SSgA FM states that this is an uncommon occurrence but when it does happen it is typically related to a short term technology issue. SSgA FM states that in cases where the order management systems pro rata allocation is amended or overridden, a report is generated on a daily basis and is reviewed by the Global Head of Trading.
SSgA FM states that all fixed income orders are sent to the U.S. Fixed Income Trading Team for execution on a pre-allocated basis. SSgA FM states that in situations where the entire order cannot be fulfilled due to a lack of new issue supply or liquidity issues, a pro-rata allocation process is employed across all applicable accounts. SSgA FM states that pro-rata allocation for these orders is based on order size.
SSgA FM states that as previously mentioned, trades are allocated on a pro rata basis, among portfolios with similar investment objectives (subject to individual client constraints), resulting in a reduction in performance dispersion among portfolios and an increased efficiency. SSgA FM states that the team approach of portfolio management and trading insures that portfolios with the same investment guidelines/objectives are managed similarly.
SSgA FM states that it engages in risk analysis and performance attribution to analyze accounts across similar investment objectives for a portfolio manager to determine that accounts within the sample are demonstrating comparable investment performance results. SSgA FM states that performance deviations between accounts within the sample (i.e., side-by-side) are reviewed and escalated to the appropriate asset class CIO.
SSgA FM states that all investment management accounts of the firm are reviewed regularly by the portfolio managers for performance and compliance with applicable investment objectives, guidelines, restrictions and applicable regulatory requirements. SSgA FM states that accounts are also routinely reviewed by Compliance personnel for conformance with investment guidelines, restrictions and applicable regulatory requirements. SSgA FM states that each investment strategy is also reviewed regularly by the Investment Committee.
Compensation of Portfolio Managers
SSgA FM states that the compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. SSgA FM states that through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. SSgA FM states that this data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. SSgA FM states that the second factor taken into consideration is the size of the pool available for compensation. SSgA FM states that SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. SSgA FM states that once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. SSgA FM states that the discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. SSgA FM further notes that the employee’s manager, in conjunction with the senior management of the employee’s business unit, would be responsible for individual compensation decisions. SSgA FM states that these decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

STW
STW reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets		Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Low Duration Bond Fund

William H. Williams	3	$484	8	$898	84	$9,960

Edward H. Jewett	3	$484	8	$898	84	$9,960

Richard A. Rezek, Jr., CFA	3	$484	8	$898	84	$9,960

Andrew B.J. Chorlton, CFA	3	$484	8	$898	84	$9,960

Neil G. Sutherland, CFA	3	$484	8	$898	84	$9,960

Julio C. Bonilla, CFA	3	$484	8	$898	84	$9,960
The number of accounts provided represents STW clients rather than each portfolio. Many of STW’s clients have more than one portfolio.
Potential Conflicts of Interest
As an investment adviser and fiduciary, STW owes its clients an undivided duty of loyalty and recognize that conflicts of interest are inherent in its business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of conflicts of interest.
STW notes that it is its policy to: (1) identify material conflicts of interest between its interests and those of its clients; (2) address at an appropriate level and mitigate to the extent possible all material conflicts of interest; and (3) fully and fairly disclose any material conflicts of interest to clients. Conflicts of interest may arise in any number of situations, such as personal and proprietary trading by an adviser and its employees and outside business activities of employees. STW states that it instructs all new employees about the potential for conflicts of interest and informs them of typical conflict situations. STW reports that it reviews its compliance program with all employees on at least an annual basis and instructs them to speak to the Chief Compliance Officer if they believe that a practice or arrangement may present a conflict of interest. STW states that its Compliance Department monitors all known conflicts of interest. In addition, STW states that its Compliance Department monitors for conflicts of interest that may arise by, for example, reviewing employee trading, outside business activities requests and proxy votes. STW states that all material conflicts of interest are addressed and mitigated to the extent possible by the Chief Compliance Officer in consultation with other members of senior management.

Compensation of Portfolio Managers
STW states that its goal is to hire and retain superior individuals through an attractive compensation package and a stimulating work environment. Employees receive a base salary, benefits and a discretionary year-end bonus tied to personal performance. The discretionary year-end bonus is determined by personal performance evaluation and dedication to the firm.
STW states that the firm’s investment professionals work as a team at the trading desk and are evaluated on their contribution to the execution of the investment process, their ability to interpret and communicate investment results and their contribution to the overall success of the firm. STW further states that team members’ employment agreements may include retention payments tied to their continued employment. STW states that no STW employee is paid any kind of investment-performance-based incentive compensation.

Systematic
Systematic reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets			Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Select Value Fund

Ronald Mushock	9	$1,865	2	$162	284	*	$4,176	*

Kevin McCreesh	4	$1,000	4	$111	66	**	$2,139	**

*	One (1) account with assets of $76 million has an advisory fee based on account performance.

**	One (1) account with assets of $335 million has an advisory fee based on account performance.
Potential Conflicts of Interest
Systematic states that portfolio managers of the firm oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Systematic further states that the simultaneous management of these diverse accounts and specific client circumstances may create perceived conflicts of interest related to differences in the investment management fees charged and unequal time and attention devoted to certain accounts. However, Systematic states that it recognizes its affirmative duty to treat all accounts fairly and equitably over time and maintains a series of controls in furtherance of this goal.
Systematic also states that, generally, portfolio managers apply investment decisions to all accounts utilizing a particular strategy on a pro rata basis, while also accounting for varying client circumstances, including client objectives and preferences, instructions, restrictions, account size, cash availability and current specific needs. Nevertheless, Systematic states that during the normal course of managing assets for multiple clients of different types and asset levels, portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Systematic further states that the material conflicts of interest it encounters most frequently involve, without limitation, investment security selection, employee personal securities trading, proxy voting and the allocation of investment opportunities. To mitigate these potential conflicts and ensure its clients are not negatively impacted by the adverse actions of Systematic or its employees, Systematic states that it has implemented a series of policies and procedures that are overseen by compliance professionals and, in Systematic’s view, reasonably designed to prevent and detect conflicts.
Systematic states that, for example, its Code of Ethics restricts employees’ personal securities trading, forbids employees from giving, soliciting or accepting inappropriate gifts and entertainment and requires employees to receive explicit approval prior to serving as a board member or officer of a public company or rendering outside investment advice. Additionally, Systematic states that to effectively remove conflicts of interest related to voting proxies for accounts that have delegated such authority to Systematic, Systematic has a Proxy Voting Policy that provides for an independent third-party proxy voting agent, which agent’s pre-determined voting policy guidelines Systematic has adopted. Systematic also states that its Allocation and Aggregation and Trade Error Correction policies similarly seek to reduce potential conflicts of interest by promoting the fair and equitable allocation of investment opportunities among client accounts over time and the consistent resolution of trading errors.
Notably, Systematic states that Affiliated Managers Group, Inc. (“AMG”), a publicly traded asset management company, holds a majority interest in Systematic through AMG’s wholly-owned subsidiary, Titan NJ LP Holdings LLC. Systematic states that it operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic. Systematic further states that the AMG Affiliates do not formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients.
Compensation of Portfolio Managers
Systematic states that Ron Mushock and Kevin McCreesh are Managing Partners of the firm and co-Portfolio managers for the strategy, and that their compensation consists of a combination of a fixed base salary, and a share of Systematic’s profits based upon each Partner’s respective individual ownership position in Systematic. Systematic further states that, although total compensation is influenced by Systematic’s overall profitability and therefore is based in part on the aggregate performance of all of Systematic’s portfolios, including the Select Value Fund, compensation is not based on performance of the Fund individually. Systematic states that the Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees, and that the portfolio managers are not compensated based solely on the performance of, or the value of assets held in the Select Value Fund or any other individual portfolio managed by Systematic.
T. Rowe Price
T. Rowe Price reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Equity Income Fund

Brian C. Rogers	12	$36,252.3	2	$1,962.5	10	$1,198.7

Growth & Income Fund

Larry J. Puglia	13	$23,712.9	3	$2,071.9	18	$3,408.8
Potential Conflicts of Interest
The firm states that portfolio managers at T. Rowe Price typically manage multiple accounts, and that these accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts. T. Rowe Price further states that portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio and that consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price states that it has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, T. Rowe Price states that its portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
T. Rowe Price states that its funds may, from time to time, own shares of Morningstar, Inc. T. Rowe Price states that Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price states that it manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, T. Rowe Price states that Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.
Compensation of Portfolio Managers
T. Rowe Price states that portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant; that occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships; and that compensation is variable and is determined based on the following factors.
The firm states that investment performance over one-, three-, five-, and ten-year periods is the most important input and that the weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price states that it evaluates performance in absolute, relative, and risk-adjusted terms and that relative performance and risk adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. The firm further states that investment results are also measured against comparably managed funds of competitive investment management firms.
T. Rowe Price states that performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. The firm believes that it is important to note that compensation is viewed with a long-term time horizon. According to the firm, the more consistent a manager’s performance over time, the higher the compensation opportunity. The firm states that the increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
The firm states that contribution to T. Rowe Price’s overall investment process is an important consideration as well. According to the firm, sharing ideas with other portfolio managers, working effectively with and mentoring its younger analysts, and being good corporate citizens are important components of its long term success and are highly valued.
T. Rowe Price states that all of its employees, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group and that, in addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. The firm states that eligibility for and participation in these plans is on the same basis as for all employees. Finally, the firm states, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

T. Rowe Price states that this compensation structure is used for all portfolios managed by a portfolio manager.
TimesSquare
TimesSquare reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Aggressive Opportunities Fund
Tony Rosenthal*	6	$2,144.03	3	$212.96	122	$8,644.68
Grant Babyak**	9	$4,016.07	3	$212.96	159	$10,504.09

*	10 accounts with aggregate assets of $726.83 million have an advisory fee based upon the performance of the account.

**	11 accounts with aggregate assets of $823.55 million have an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
TimesSquare states that it is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided. Towards that aim, TimesSquare states that it implemented and continues to maintain a compliance program that includes written policies and procedures that it believes address reasonably foreseeable potential areas of conflict. According to TimesSquare, it has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective. The firm states that the following highlights of TimesSquare’s compliance program are critical in the firm’s avoidance of conflicts of interest.
Code of Ethics – Personal Trading Conflicts:
TimesSquare states that, as a relatively small entity, TimesSquare treats all personnel as “Access Persons.” According to the firm, all personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. Further, the firm states that to ensure that TimesSquare avoids conflicts of interests its compliance department prohibits individual stock transactions in issues less than $15 billion in market capitalization or in any stock that is held in any portfolios managed by TimesSquare. TimesSquare believes that the $15 billion limitation is quite effective in avoiding conflicts since the firm predominantly manages investment portfolios with Small to Mid Cap market cap mandates. TimesSquare states that it maintains a Code of Ethics, which contains policies and procedures designed to manage and mitigate any actual or potential conflicts of interest. TimesSquare states that these policies and procedures include among others, pre-clearance and reporting, blackout periods, which prohibit Access Persons from transacting in securities that have been transacted in client accounts. TimesSquare’s states that its Code of Ethics and Compliance Manual also contain a gift policy that restricts the giving and receiving of gifts by employees.
Investment Opportunity Conflicts:
According to TimesSquare, portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with TimesSquare’s policy of treating all client accounts in a manner that is fair and equitable over time. The firm states that requests for publicly traded securities may be filled by TimesSquare’s trading desk in the order in which they are received, but are generally aggregated for advised accounts (including affiliated accounts). Such aggregation is appropriate, in TimesSquare’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. TimesSquare reports that except as directed by clients, TimesSquare and its related advisers use a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. The firm states that, in the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.
TimesSquare reports that such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TimesSquare as trades of more than one security that are periodically required to rebalance portfolios. According to TimesSquare, program trades also include groups of trades required to establish desired initial portfolios for new accounts. According to the firm, program trades are executed through specific program trading firms selected by TimesSquare’s active equity trading desk.
TimesSquare states that its trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TimesSquare, it is not always advantageous to aggregate program trades with non-program trading activity.
The firm reports that decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.
TimesSquare believes that, where the actual allocation of new mid cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, TimesSquare states that the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended, and that those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. According to TimesSquare while the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. TimesSquare reports that on a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The firm states that the objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.
Proxy Voting Conflicts:
TimesSquare states that it has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service – Institutional Shareholder Services (ISS). The firm further states that the pre-determined guidelines are developed through consultation with equity analysts and portfolio managers, and are reviewed and approved annually by TimesSquare’s Proxy Voting Committee.
TimesSquare states that, to address potential material conflicts of interest between the interests of TimesSquare and its clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. It further states that proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.
TimesSquare reports that, taking into consideration all pertinent factors, the proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.
TimesSquare’s states that its compliance personnel are responsible for ensuring that all proxies are voted in a manner consistent with policy and procedures, required records are maintained, and, as requested, reports provided to clients.
TimesSquare states that, while it does not anticipate material conflicts of interest arising in the proxy voting area, in the event that a conflict did arise, such conflict would be handled in accordance with its Proxy Voting Policies.
Conflict Management:
TimesSquare believes that it has not been faced with a material conflict of interest to date. However, the firm states in the event that a conflict did arise, the firm would follow its written policies in that particular area. According to the firm, as per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation and that the Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict. TimesSquare further states that, to the extent necessary, TimesSquare would also take corrective actions that were consistent with TimesSquare’s fiduciary duty and the best interests of its clients.

TimesSquare states that its entire mid-cap growth team is bound by its compliance program that includes written policies and procedures that the firm believes address reasonably foreseeable potential areas of conflict.
Compensation of Portfolio Managers
TimesSquare states that its compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The firm further states that the program is tied exclusively to client investment performance and financial results of the firm and its investment business and that moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. According to TimesSquare, investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.
Base Salaries:
TimesSquare states that base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. According to TimesSquare, based on recent research, the firm’s top performing employee compensation falls within the top decile of the industry. According to TimesSquare, studies of competitive investment management compensation practices and levels are routinely conducted to ensure that investment professionals are competitively paid. The firm states that it adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. The firm further states that for key investment decision makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.
Annual Bonus Plan:
TimesSquare states that bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons, and that such performance is measured over 1 and 3 year time periods versus the Russell Midcap Growth Index. The firm states that performance is analyzed on a pre-tax basis.
Equity Ownership:
TimesSquare states that senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period, and that, once vested, certain components with vested value are not immediately accessible to further encourage retention. The firm states that, through this stake in the firm’s business, senior professionals benefit from client retention and prudent business management. The firm reports that, currently, substantially all of the firm’s investment professionals retain ownership.

Victory Capital
Victory Capital reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicle		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund
Erik Maronak	2	$193.2	2	$92.3	86	$2,111.5
Jason Dahl, CFA	2	$193.2	2	$92.3	86	$2,111.5
Scott Kefer, CFA	2	$193.2	2	$92.3	86	$2,111.5
Michael Koskuba	2	$193.2	2	$92.3	86	$2,111.5
Potential Conflicts of Interest
Victory Capital states that it is the policy of the firm that all accounts under its management be treated fairly in the allocation of investment information, expertise, and timing of investment executions, and that each client account should be treated fairly and appropriately in relation to other accounts to avoid giving a single account or group of accounts a benefit or advantage, or causing a single account or group of accounts to receive a detriment or disadvantage, that results in improperly favoring any client.
Victory Capital states that other investment companies or accounts may also invest in the same securities and may follow similar investment strategies as the Fund. Victory Capital states that the allocations of transactions are performed in a timely and efficient manner. The firm states that it may combine transaction orders (“bunching” or “blocking” trades) for more than one client account where such action appears to be equitable and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) Victory Capital states that it will aggregate transaction orders only if it believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of investment advisory agreements with each client for whom trades are being aggregated, and that both equity and fixed income securities may be aggregated. When making such a combination of transaction orders for a new issue or secondary market trade in an equity security, Victory Capital states that it adheres to the following objectives:
•	Fairness to clients both in the execution of orders for their account, and in the allocation of orders for the accounts of more than one client.

•	Allocation of all orders in a timely and efficient manner.

•	Maintenance of detailed records reflecting the execution and subsequent allocation of orders given for managed accounts and of client security positions in compliance with Victory Capital Policy and applicable regulatory requirements

When using a trade rotation, Victory Capital states that non-directed account trade aggregations are traded first, followed by a random rotation of directed institutional account transactions. The firm states that its wrap accounts are also executed in a random rotation as a separate group and may immediately follow the directed trade rotation.
Victory Capital states that the aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which the firm or its associated persons are partners or participants, and managed employee accounts) is permissible. Victory Capital states that no proprietary account may be favored over any other participating account.
Victory Capital states that if a conflict of interest or potential conflict is found, its Compliance and Risk departments have procedures in place for vetting an issue and making sure all laws or regulations are met and disclosures have been made, if needed. The firm states that these procedures are generally built into operational and managerial functions. The firm states that oversight and review are overseen by its committees, such as Trade Oversight, Proxy, Client Commission, etc., and also described in Compliance’s annual review of Victory Capital’s Policies and Procedures. The firm states that the Compliance Committee is the formal committee that conducts internal oversight and that a conflict or potential conflict would also be brought to this committee’s attention. Through these various processes, the firm states that a conflict would be brought to the attention of Compliance and/or Risk and a resolution found.
Compensation of Portfolio Managers
Victory Capital states that the portfolio managers for the Fund each receives a base salary plus an annual incentive bonus for managing portfolios of investment companies, pooled investment vehicles and accounts (including other accounts for which Victory Capital receives a performance fee). The firm states that a manager’s base salary is dependent on the manager’s level of experience and expertise and that Victory Capital monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.
Victory Capital states that a portfolio manager’s annual incentive bonus is based on the manager’s individual and investment performance results. Victory Capital states that it establishes a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Victory Capital states that this target is set at a percentage of base salary, generally ranging from 40% to 150%. Victory Capital states that individual performance is based on balanced scorecard objectives established annually during the first quarter of the fiscal year, and is assigned a 50% weighting. Victory Capital states that individual performance metrics include portfolio structure and positioning as determined by a consultant, research, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to KeyCorp’s corporate philosophy and values, such as leadership, risk management and teamwork. Investment performance is based on investment performance of each portfolio manager’s portfolio relative to a selected peer group(s), and is assigned a 50% weighting. Victory Capital states that the overall performance results of each fund and all similarly-managed investment companies, pooled investment vehicles and other accounts are compared to the performance information of a peer group of similarly-managed competitors, as supplied by third party analytical agencies. Victory Capital states that the manager’s performance versus the peer group then determines the final incentive amount, which generally ranges from zero to 150% of the “target,” depending on results. For example, Victory Capital states that performance in an upper decile may result in an incentive bonus that is 150% of the “target” while below-average performance may result in an incentive bonus as low as zero. Victory Capital states that Performance results for a manager are based on the composite performance of all accounts managed by that manager on a combination of one, three and five year rolling performance. Victory Capital states that Composite performance is calculated on a pre-tax basis and does not reflect applicable fees.
Victory Capital states that the Funds’ portfolio managers may participate either in Victory Capital’s long-term incentive plan, the results for which are based on the Victory Capital’s business results, or may receive options on KeyCorp common stock (the “KeyCorp Incentive Plan”). Eligibility for participation in these incentive programs depends on the manager’s performance and seniority. Mr. Dahl, Mr. Kefer, Mr. Koskuba and Mr. Maronak participate in the Victory Capital Incentive Plan.
Walter Scott
Walter Scott reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles				Other Accounts
Fund/Portfolio		Total Assets			Total Assets				Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)		Number		(in millions)
International Fund
Jane Henderson	5	$3,786.1	63	*	$20,341.3	*	138	*	$31,419.2	*
Roy Leckie	5	$3,786.1	63	*	$20,341.3	*	138	*	$31,419.2	*
Charlie Macquaker	5	$3,786.1	63	*	$20,341.3	*	138	*	$31,419.2	*

*	Number of accounts where advisory fee is based on account performance: three other pooled investment vehicles with total assets of approximately $330.9 million and four other accounts with total assets of approximately $884.2 million.
Potential Conflicts of Interest
Walter Scott states that it was founded in 1983 and has been run from the outset to avoid any conflicts of interest arising between the company and its clients. With regard to the conflicts inherent within an investment management firm, Walter Scott states that it has developed various rules and procedures to manage these.
According to Walter Scott, the first of these is that the firm does not trade on its own balance sheet nor does it charge any other fees to clients apart from the investment management fee. The firm states that it tries to align its interests alongside the interests of its clients. Walter Scott further states that it has strict personal trading rules prohibiting members of staff from purchasing individual securities or in any collective investment vehicle where the firm acts as subadviser.

With regard to allocation of investment opportunities, the firm states that it has a department called “Portfolio Implementation” which is charged with translating the company’s investment decisions into the structure of portfolios in line with client mandates and restrictions. The firm reports that there is a formal meeting every quarter at which similarly mandated portfolios are reviewed not only from a performance standpoint but also with respect to their geographic and sectoral dispersion. The firm further reports that “Dealing” (i.e., Trading) is a separate department and the firm maintains an authorized brokers list. Walter Scott states that it has policies and procedures for fair and timely allocation of trades. Walter Scott further states that it has no soft commission arrangements for its own benefit nor does it cross stock between client accounts.
Walter Scott states that it does not currently offer performance based fees but has acceded to requests for these fees from a small number of clients. Walter Scott states that it has policies in place to ensure that these portfolios are treated in exactly the same way as all other accounts.
According to the firm, all aspects of the firm procedures are documented and inspected through a risk based monitoring program by the firm’s risk and compliance department.
Compensation of Portfolio Managers
Walter Scott states that its staff are paid competitive base salaries.
According to the firm, everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. Walter Scott reports that this is the sole source of incentive compensation. Investment, operations, compliance and client service staff are all focused upon the same goals of providing superior performance and service to clients. Walter Scott states that success in these areas drives the firm’s profits and therefore the profit share.
Walter Scott reports that, for senior staff, the majority of annual compensation is the profit share. The firm further reports that an element of this is deferred via a long-term incentive plan, largely invested in a long-term global equity fund where Walter Scott is the investment advisor, and BNY Mellon stock. Both have a three year deferral period.
WEDGE
WEDGE reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Select Value Fund
Paul VeZolles	3	$432	0	$0.00	258	$6,672
Martin Robinson	3	$432	0	$0.00	258	$6,672
John Norman	3	$432	0	$0.00	258	$6,672

Potential Conflicts of Interest
WEDGE states that, during the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. The firm states that those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE believes that it is therefore, forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE states that it must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm’s conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE states that it must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. WEDGE reports that, to mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, Gifts and Entertainment Policy, Political Contributions Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.
Compensation of Portfolio Managers
WEDGE states that incentive compensation plans have been structured to reward all professionals for their contribution to the growth and profitability of the firm. WEDGE reports that compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager, and that general partners are compensated via a percentage of the firm’s net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. WEDGE reports that other investment professionals receive a competitive salary and bonus based on the firm’s investment and business success and their specific contribution to that record.

Wellington Management
Wellington Management reported the following regarding other accounts managed by portfolio manager(s) as of December 31, 2011:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth & Income Fund
Ian R. Link	4	$1,812	—	—	1	$174
Discovery Fund
Jamie A. Rome	5	$264	9	$645	13	$953
Potential Conflicts of Interest
Wellington Management states that individual investment professionals at Wellington Management manage multiple accounts for multiple clients, and that these accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Wellington Management states that each Fund’s manager listed in the Prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manages accounts in several different investment styles. Wellington Management states that these accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. Wellington Management states that the Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, Wellington Management states that the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, Wellington Management states that these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
Wellington Management states that a Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, Wellington Management states that an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, Wellington Management states that a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. Wellington Management states that, in those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, Wellington Management states that some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, Wellington Management states that the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, Wellington Management states that the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management states that it is its goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management states that it has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management states that it monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, Wellington Management states that senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Wellington Management states that, although it does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Compensation of Portfolio Managers
Wellington Management states that it receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management, the Trust and Vantagepoint Investment Advisers, LLC on behalf of each Fund. Wellington Management states that it pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. Wellington Management states that the following information is as of December 31, 2011.
Wellington Management states that its compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management states that compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary and incentive components. Wellington Management states that the base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. Wellington Management states that the base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in his role as a Portfolio Manager. Wellington Management states that each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Wellington Management states that each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management states that it applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Wellington Management states that portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Wellington Management states that the Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Wellington Management states that senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Wellington Management states that each of its partners is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Wellington Management states that Messrs. Link and Rome are partners of the firm.

Subadviser’s Internal Benchmark Index
Fund	and/or Peer Group for Incentive Period
Growth & Income Fund	S&P 500 Value Index
Discovery Fund	Russell 2000 Index
WellsCap
Wells reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles			Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)		Number	(in millions)
Aggressive Opportunities Fund
Thomas Pence, CFA	$6,996	1	$5	131	*	$5,233	$6,996
Michael Smith, CFA	$6,996	1	$5	131	*	$5,233	$6,996
Chris Warner, CFA	$2,866	0	$0	52		$1,319	$2,866

*	WellsCap reported that Thomas Pence, CFA and Michael Smith, CFA manage one account with assets under management of approximately $57 million in the “Other Accounts” category that has an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
WellsCap states that its portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. WellsCap states that while management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition,

WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.
Compensation of Portfolio Managers
WellsCap states the compensation structure for WellsCap portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap states that it utilizes investment management compensation surveys as confirmation). WellsCap states that incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. WellsCap states that relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. WellsCap states that this evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style.
Westfield
Westfield reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles			Other Accounts
Fund/Portfolio		Total Assets			Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)	Number		(in millions)
Growth Fund
William A. Muggia	11	$2,566	8	*	$360 *	495	**	$10,557 **

*	The advisory fee for one of these accounts with total assets of $23 million is based fully on the performance of the accounts.

**	The advisory fee for 24 of these accounts with total assets of $1,323 million is based in part or fully on the performance of the account.
Potential Conflicts of Interest
Westfield states that the simultaneous management of multiple accounts by its investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. Westfield states that this may result in its investment committee (“IC”) or the portfolio manager allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. Westfield notes that for most client accounts, investment decisions are made at the IC level, and that once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy. Westfield stated that client specific restrictions are managed by its compliance team.
Westfield states that although the IC collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a sole portfolio manager who also is a member of the IC. Westfield states that this can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the IC; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of IC-managed client accounts. Westfield states that trade orders for individually managed accounts must be communicated to the IC and that its compliance team performs periodic reviews of such accounts to ensure procedures have been followed.
Westfield notes that it has clients with performance-based fee arrangements, and that a conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. Westfield states that when the same securities are recommended for both types of accounts, it is Westfield’s general policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Westfield explained that its operations team performs periodic reviews of each product’s model portfolio versus each client account, where each position size is compared against the model’s weight. Westfield states that discrepancies are researched, and any exceptions are documented.
Westfield states that in placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client. Westfield states that it attempts to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements. Westfield notes that clients who do not allow step-out trades will typically go last.
Westfield states that because of its interest in receiving third party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, Westfield states that a broker vote is conducted and reviewed on a quarterly basis. Westfield states that this vote provides the opportunity to recognize the unique research efforts of a wide variety of firms, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation.
Westfield notes that some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Westfield states that several of these firms are on its approved broker list. Westfield further notes that because it may gain new clients through such relationships, and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. Westfield explains that to help ensure independence in the brokerage selection process, the brokerage selection and evaluation process is managed by its Portfolio Strategist, while client relationships are managed by its Marketing/Client Service team. Also, Westfield states that it prohibits any member of the Marketing/Client Service team to provide input into brokerage selection and that furthermore, the consultant or wrap program teams at such firms are usually separate and distinct from the brokerage teams.
Westfield states that personal accounts may give rise to potential conflicts of interest, explaining that its employees will, from time to time, for their own account, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. Westfield states that it has a Code of Ethics which regulates trading in personal accounts. Westfield further states that personal accounts are reported to Compliance and most personal transactions are pre-approved by Compliance and that Compliance also reviews personal trading activity regularly.
Westfield states that the firm serves as manager to the General Partners of two limited partnerships, for which we also provide investment advisory services. As such, Westfield states that it has a financial interest in each of the partnerships. Westfield states that having a financial interest in client accounts can create a conflict between those client accounts in which the firm has a financial interest and those in which Westfield does not. Westfield states that to help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis, and that its compliance team also conducts regular reviews of the limited partnership accounts against other client accounts to ensure procedures have been followed.
Compensation of Portfolio Managers
Westfield states that members of the IC may be eligible to receive various components of compensation:
•	IC members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•	IC members also receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield. While the current calendar year is a primary focus, a rolling three year attribution summary is also considered when determining the bonus award.

•	IC members may be eligible to receive equity interests in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including but not limited to contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm. The key members of Westfield’s management team who received equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients and employees of Westfield. This compensation is in addition to the base salary and performance based bonus. Equity interest grants typically vest over five years.

•	IC members may receive a portion of the performance-based fee earned from an account that is managed solely by Mr. Muggia. He has full discretion to grant such awards to any member of the Investment Committee.

VIA
VIA reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
VIA (Adviser to all Funds and primarily responsible for the day to day management of the Model Portfolio and Milestone Funds)
Wayne Wicker	0	$0	1	$10,480.8	0	$0
David Braverman	0	$0	0	$0	0	$0
Lee Trenum	0	$0	0	$0	0	$0
Potential Conflicts of Interest
In respect to the subadvised Funds of the Trust, VIA normally is not involved in the day-to-day investment management and security selections of those Funds under the Trust’s manager-of-managers structure. For these Funds, subadvisers that are not related to VIA decide what securities will be bought, sold or held for the Funds and when investment transactions will take place, and also select the broker-dealers that execute particular transactions for the Funds. This structure serves to prevent material conflicts in connection with the management of the Funds’ investments between the interests of these Funds and the interests of other accounts managed by VIA’s portfolio managers or other VIA affiliates. In managing the Model Portfolio and Milestone Funds, however, a potential conflict between the interests of those Funds and the underlying Funds of the Trust in which they invest may arise in connection with decisions made by VIA or its portfolio managers to change allocations to one or more underlying Funds or to rebalance the assets of the Model Portfolio or Milestone Funds in accordance with previously established allocations. This is because reallocations likely will result in net redemptions or purchases of shares of one or more underlying Funds. Depending upon the timing and/or amounts involved, reallocations have the potential to disrupt the orderly management of an underlying Fund’s portfolio or to increase its expenses, including its portfolio transaction and administrative costs. VIA seeks to avoid such disruptions and expense increases by structuring the portfolios of the Model Portfolio and Milestone Funds to avoid excessive concentrations in any single underlying Fund and by appropriately planning for and managing the timing and amounts of allocation changes, so as to protect the interests of all Funds of the Trust involved and their respective shareholders. Because the investments of the Model Portfolio and Milestone Funds are limited to shares of other Funds of the Trust, the management of the Model Portfolio and Milestone Funds does not present other material conflicts of interest with other accounts managed by VIA or its portfolio managers.
Compensation of Portfolio Managers
Personnel of VIA are ICMA-RC employees and generally receive the same type of compensation package as other ICMA-RC employees. Additionally, VIA personnel who are responsible for the investment oversight of the Funds receive special incentive compensation that is directly related to the performance of the Funds. This incentive compensation is measured on a one to three year performance basis against the relative fund rankings. The benchmarks used to rank this performance are the peer groups within the Morningstar peer group universes.

PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES
As of December 31, 2012, Wayne Wicker, a portfolio manager of the Milestone 2030 Fund, owned within the range of $100,001 — $500,000 of that Fund. As of December 31, 2012, David Braverman, a portfolio manager of the Milestone 2030 Fund, owned within the range of $100,001 — $500,000 of that Fund. As of December 31, 2012, Lee Trenum, a portfolio manager of the Milestone Retirement Income Fund, owned within the range of $100,001 — $500,000 of that Fund.
As of September 30, 2012, none of the BlackRock, GlobeFlex, Mellon Capital, SSgA FM, Victory or Walter Scott, WellsCap or Westfield portfolio managers owned shares of Funds for which they provide portfolio management services.
As of December 31, 2012, none of the other portfolio managers owned shares of Funds for which they provide portfolio management services.

PORTFOLIO TRANSACTIONS OF THE FUNDS
The following tables represent the total equity brokerage commissions paid by the Funds for the fiscal years ended December 31, 2009, 2010, and 2011:

	2009	2010	2011
Low Duration Bond	$0	$0	$0
Inflation Protected Securities	$286	$3,153	$4,135
Equity Income	$585,609	$675,704	$476,645
Growth & Income	$868,520	$621,080	$687,656
Growth	$2,600,347	$2,420,909	$2,278,566
Select Value	$495,941	$377,461	$391,963
Aggressive Opportunities	$1,150,018	$1,252,932	$1,368,661
Discovery	$217,571	$251,528	$230,187
International	$1,534,917	$1,722,071	$1,727,401
Diversifying Strategies	$12,449	$39,360	$41,075
Core Bond Index	$0	$0	$0
500 Stock Index	$16,768	$2,275	$638
Broad Market Index	$12,687	$27,514	$6,758
Mid/Small Company Index	$35,140	$47,105	$33,647
Overseas Equity Index	$10,749	$7,677	$518
Total	$7,542,018	$7,475,096	$7,247,850
The relatively significant decreases in equity brokerage commissions paid by 500 Stock Index Fund, Broad Market Index Fund, and Overseas Index Fund in 2011, as compared to the commissions paid in 2009 and 2010, are primarily driven by the materially lower portfolio turnover for those Funds in 2011.
VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Select Value Fund, the Discovery Fund, the Growth & Income Fund, the Equity Income Fund and the Diversifying Strategies Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and included with the realized gains of the Funds. Participation in the program is voluntary and VIA receives no benefit from the recaptured commissions.
Total estimated brokerage paid to brokers participating in the commission recapture program for the fiscal year ended December 31, 2011:

Equity Income Fund	$29,246	Aggressive Opportunities Fund	$235,089
Growth & Income Fund	$47,327	Discovery Fund	$13,455
Growth Fund	$326,476	International Fund	$227,582
Select Value Fund	$78,168	Diversifying Strategies Fund	$0

Total	$957,343

Fund holdings of securities of the Funds’ top 10 broker/dealers (or their parent) that earned the most commissions or engaged in the largest dollar amount of portfolio transactions or sold the largest dollar amount of securities during the last fiscal year as of December 31, 2011.

		Value of Securities
		Owned as of 12/31/11
Fund	Name of Broker/Dealer or Parent	(000’s omitted)
Low Duration Bond
	Bank of America, N.A.	$8,308
	Barclays Capital, Inc.	$4,046
	Citigroup Global Markets, Inc.	$14,729
	Goldman Sachs & Co.	$1,337
	J.P. Morgan Chase & Co.	$8,924
	Morgan Stanley & Co, Inc.	$1,442

Inflation Protected Securities
	Barclays Capital, Inc.	$4,611
	BNP Paribas	$2,015
	Citigroup Global Markets, Inc.	$687
	HSBC Group Holdings	$4,516
	J.P. Morgan Chase & Co.	$2,267
	Morgan Stanley & Co, Inc.	$3,842

Equity Income
	Bank of New York Mellon Corp.	$31,488
	J.P. Morgan Chase & Co.	$24,116
	Morgan Stanley & Co, Inc.	$1,596
	State Street Corp.	$13,443

Growth & Income
	Bank of America, N.A.	$7,177
	Bank of New York Mellon Corp.	$15,052
	Credit Suisse Group	$4,860
	Goldman Sachs & Co.	$5,218
	J.P. Morgan Chase & Co.	$17,087
	State Street Corp.	$1,181
	Wells Fargo	$17,707

Growth
	Citigroup Global Markets, Inc.	$7,736
	Goldman Sachs & Co.	$6,493

Aggressive Opportunities
	Bank of New York Mellon Corp.	$9,636

Discovery
	Bank of America, N.A.	$454
	Barclays Capital, Inc.	$504
	Citigroup Global Markets, Inc.	$820
	Goldman Sachs & Co.	$533
	J. P. Morgan Chase & Co.	$982
	Knight Capital Group	$952
	Morgan Stanley & Co, Inc.	$575

		Value of Securities
		Owned as of 12/31/11
Fund	Name of Broker/Dealer or Parent	(000’s omitted)
International
	Societe Generale	$3,765

	Core Bond Index
	Bank of America, N.A.	$10,562
	Barclays Capital, Inc.	$2,102
	BNP Paribas	$386
	Citigroup Global Markets, Inc.	$6,347
	Credit Suisse Group	$1,971
	Goldman Sachs & Co.	$7,257
	J. P. Morgan Chase & Co.	$10,222
	Morgan Stanley & Co, Inc .	$5,061
	Nomura Securities International, Inc.	$316
	Wells Fargo	$8,509

	500 Stock Index
	Bank of America, N.A.	$1,834
	Citigroup Global Markets, Inc.	$2,522
	Goldman Sachs & Co.	$1,462
	J. P. Morgan Chase & Co.	$4,147
	Morgan Stanley & Co, Inc.	$722

	Broad Market Index
	Bank of America, N.A.	$2,161
	Bank of New York Mellon Corp.	$936
	Citigroup Global Markets, Inc.	$2,927
	Goldman Sachs & Co.	$1,756
	Investment Technology Group Inc.	$22
	J. P. Morgan Chase & Co.	$4,925

	Mid/Small Company Index
	Investment Technology Group Inc.	$159

	Overseas Equity Index
	Credit Suisse Group	$487
	Deutsche Bank AG	$646
	HSBC Group Holdings	$2,481
	UBS AG	$789

	Diversifying Strategies
	Bank of America, N.A.	$4,051
	Barclays Capital, Inc.	$3,364
	Citigroup Global Markets, Inc.	$10,466
	Credit Suisse Group	$4,538
	J. P. Morgan Chase & Co.	$3,355
	Morgan Stanley & Co, Inc .	$3,111
	Wells Fargo	$3,919

Dollar amount of transactions and related commissions for transactions directed to a broker because of research services provided for the fiscal year ended December 31, 2011.

	Total Dollar Amount	Total Commissions Paid
	of Transactions	on Such Transactions
Fund	(000 omitted)	(000 omitted)
Equity Income
BHMS	$99,341	$76
T. Rowe Price	$45,175	$22
Growth & Income
FMI	$83,602	$103
T. Rowe Price	$30,175	$15
Wellington Management	$411,385	$340
Growth
Columbus Circle	$81,094	$61
LMCM	$169,175	$120
Select Value
Artisan	$21,306	$23
Systematic	$143,874	$86
WEDGE	$67,167	$70
Aggressive Opportunities
LMCM	$155,124	$296
TimesSquare	$287,193	$351
Wellington Management	$323,663	$223
Discovery
Wellington Management	$94,949	$212
International
Artisan	$78,079	$129
The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund (with the exception of the Model Portfolio Funds and the Milestone Funds, which do not have subadvisers). The agreements direct the subadvisers to use their best efforts to obtain the best execution with respect to all transactions for the Funds. In placing Fund transactions, therefore, each subadviser is expected to use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.
In evaluating the terms available for executing portfolio transactions for the Funds and in selecting brokers to execute such transactions, the subadvisers may consider, in addition to commission costs and execution capabilities, relevant factors, such as the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. In addition, the subadvisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Such research services may include research on companies, on-line access to multiple news sources, and financial and statistical data. Research services provided may be used by a subadviser in servicing other clients. On occasion, a subadviser may share research so obtained with VIA. The subadvisers are authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commissions another broker would have charged for executing that transaction, if the subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker in discharging responsibilities with respect to the Funds or to other client accounts as to which the subadviser exercises investment discretion.
One or more of the subadvisers may aggregate sales or purchase orders for the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its reasonable judgment, such aggregation will result in an overall economic benefit or more efficient execution to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, or other expenses.
If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser’s clients are entered at approximately the same time on any day and are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for the Fund and each of the clients for whom such orders were executed.
Subadvisers may engage in brokerage and other securities transactions on behalf of a Fund with broker-dealer affiliates of the Fund’s subadvisers according to procedures adopted by the Funds’ Board and to the extent consistent with applicable provisions of the federal securities laws.

Information about any brokerage commissions paid by a Fund in the last three fiscal periods to brokers affiliated with the Fund’s subadviser is contained in the following table.

			For the Fiscal Year Ended December 31, 2009
			Aggregate
			Dollar
			Amount of	Percentage of	Percentage of Aggregate
			Commissions	Aggregate	Dollar Amount of
		Nature of	Paid to	Brokerage	Transactions Involving
Fund	Broker	Affiliation	Broker	Commissions	Payment of Commissions
Broad Market Index Fund	The Williams Capital Group, L.P./Pershing LLC	Pershing LLC, which acts as The Williams Capital Group, L.P.’s clearing broker, is an affiliate of subadviser Mellon Capital	$5,006.48	39.46%	5.18%

Mid/Small Company Fund	The Williams Capital Group, L.P./Pershing LLC	Pershing LLC, which acts as The Williams Capital Group, L.P.’s clearing broker, is an affiliate of subadviser Mellon Capital	$5,413.66	15.41%	5.52%

For the Fiscal Year Ended December 31, 2010
Aggregate
Dollar
			Amount of	Percentage of	Percentage of Aggregate
			Commissions	Aggregate	Dollar Amount of
		Nature of	Paid to	Brokerage	Transactions Involving
Fund	Broker	Affiliation	Broker	Commissions	Payment of Commissions
None	None N/A	None	N/A	N/A

For the Fiscal Year Ended December 31, 2011
Aggregate
Dollar
			Amount of	Percentage of	Percentage of Aggregate
			Commissions	Aggregate	Dollar Amount of
		Nature of	Paid to	Brokerage	Transactions Involving
Fund	Broker	Affiliation	Broker	Commissions	Payment of Commissions
None	None	N/A	None	N/A	N/A

CAPITAL STOCK AND OTHER SECURITIES
The Trust’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class.
     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of a Fund. A Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.
     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.
     Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Each share is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
     Voting Rights. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional share held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. Shareholders have the power to vote only as expressly granted under the 1940 Act, under Delaware statutory trust law, or by the Board. With respect to matters that affect one class or Fund but not another, shareholders vote as a class or a Fund. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund or class is required by law or where the matter involved only affects one Fund or class. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.
     Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

     Calls or Assessment. All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.
     Continuous Public Offering of Shares. The Trust is an open-end diversified management investment company organized as a Delaware statutory trust. As an open-end company, the Trust continually offers shares to the public.
     Multiple-Class Structure. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act. Under the Multiple Class Plan, each share class of a Fund represents beneficial interests in the same portfolio of investments of that Fund, and is identical in all respects to each other class, except as set forth in the plan. Prior to March 1, 2013, each Fund, with the exception of the Index Funds (which offered Class I and Class II Shares), offered only one class of shares. Beginning March 1, 2013, the Index Funds will add a third share class, T Shares, and each actively managed Fund (with the exception of the Diversifying Strategies Fund) and each Model Portfolio and Milestone Fund will begin offering more than one class of shares. Specifically, the Model Portfolio and Milestone Funds will offer TM Shares, and the Model Portfolio and Milestone Funds will rename their existing shares as Investor M Shares. Beginning March 1, 2013, the Diversifying Strategies Fund will rename its existing shares as T Shares. In addition, the other actively managed Funds will add T Shares, and will rename their existing shares as Investor Shares on March 1, 2013.
          Class Differences. As described in the prospectus, each share class has different shareholder eligibility requirements. As a result of these different eligibility requirements, each class is expected to have varying numbers, sizes and types of shareholder accounts. For example, a Fund’s T (or TM) Share class (a class that will be added on March 1, 2013) is expected to have a limited number of shareholder accounts (with generally higher average account balances) as compared to Investor (or Investor M) Shares. As a result, it is anticipated that as of March 1, 2013 the aggregate amount and level of services provided with respect to Investor (and Investor M) shareholder accounts under the Transfer Agency Agreement will materially differ or exceed the amount and level of such services for T (or TM) Shares. Further, holders of Investor (or Investor M) Shares (e.g., IRAs, RHS plans and other government plans) will receive participant level recordkeeping, administrative and other services, as well as certain services that apply only to plan shareholders (e.g., participant transaction recordkeeping, processing and notification; participant tax reporting; forfeiture processing and reporting; issuance of plan service reports; plan and participant recordkeeping; participant account statements; responding to inquiries from participants; and education and communications for plans and participants). Because of the differences among share classes, the share classes are subject to varying transfer agency and related shareholder servicing and administrative service fees.
With respect Class I and Class II Shares of the Index Funds, it is expected that the investors to whom Class II Shares of the Index Funds are available will require fewer account-based services than investors in Class I Shares of the Index Funds and, therefore, afford certain economies of scale or other cost savings with regard to the servicing of shareholder accounts of the Index Funds.

          Expense Allocations. Each class pays a different share of transfer agency and related shareholder and administrative service expenses. Further, certain other expenses incurred by or for the benefit of a particular class are allocated to that share class (e.g., certain shareholder communications expenses; professional service and directors fees attributable to matters solely affecting a particular class). All other expenses of a Fund are allocated to each share class of such Fund (as applicable) on the basis of the relative net assets of each share class.
          More Information about Transfer Agency Fees for the Model Portfolio and Milestone Funds (effective March 1, 2013). As a result of the share class changes on March 1, 2013, the Model Portfolio and Milestone Funds’ investments in the underlying Funds are expected to provide certain savings to the underlying Funds. For example, savings are expected to result from the elimination of numerous separate shareholder accounts that would otherwise require servicing which, in the absence of the Model Portfolio and Milestone Funds, would have been invested directly in the underlying Funds. This reduces transfer agency and related shareholder servicing and other costs. The savings to the underlying Funds generated by the Model Portfolio and Milestone Funds is recognized through a lower transfer agency fee for Investor M and TM Shares, which applies the benefit of these savings to the Model Portfolio and Milestone Series shareholders that are generating it, rather than to all T class shareholders of the underlying Funds. Because of these factors and other differences, Investor M and TM Shares will have lower transfer agency fees under the Transfer Agency Agreement than Investor and T Shares, respectively.
          Additional Information about Eligibility for Class II Shares of the Index Funds. As mentioned above, in addition to the eligibility and conversion rights described in the Index Funds’ Prospectus, other public sector employee benefit plans that utilize the EZLink platform and have average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain IRAs known as “deemed (or Sidecar) IRAs,” may also qualify for Class II Shares as determined in accordance with the following guidelines, which may be amended by the Board from time to time:
1.	Plans having a combination of plan asset size and average participant account balance size as described in the table below, either individually or in the aggregate with other plans sponsored by the same or a related public employer may be offered Class II Shares of the Index Funds:

Average Participant
Plan Assets	Balance
$20,000,000	N/A
$10,000,000	$30,000
$ 5,000,000	$40,000

2.	Plans that (a) do not require significant customization for account-based services (as those services are defined in the Multiple Class Plan) and (b) meet one or more of the following criteria, may be eligible for Class II Shares of the Index Funds:
(i)	there is a reasonable expectation that the plan will meet the eligibility requirements described in the Index Funds’ Prospectus including the guidelines listed here within an 18-month period;

(ii)	the plan agrees to contract terms with ICMA-RC that ensure that the Class II Shares of the Index Funds will be offered to participants for a multi-year period and/or in an exclusive arrangement where ICMA-RC is the sole provider of retirement services;

(iii)	the plan offers significant economies to VTA, including reduced field support, contribution processing, telephone support, or reduced communications; or

(iv)	the plan has average participant account balances greater than or equal to $50,000.

PURCHASES AND REDEMPTIONS
PURCHASES
Shares of the Funds are offered at their net asset value (“NAV”) without a sales load or contingent deferred sales charge. Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions” for additional information.
The Funds reserve the right in their sole discretion: (i) to suspend the offering of their shares; or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.
REDEMPTIONS
Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions.”
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the New York Stock Exchange (“NYSE”), the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange (“CME”), the Chicago Board of Trade (“CBOT”), or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund’s investments or the determination of its NAV is not reasonably practicable; (iii) for any period where suspensions are permitted under the 1940 Act and the regulations thereunder, or (iv) for such other periods as the SEC may permit for the protection of a Fund’s investors.
IRA redemption requests must include a signature guarantee.
A signature guarantee is designed to protect shareholders against fraud and may be required by the Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:
*	The account registration has changed within the past 30 days;

*	The check is being mailed to an address other than the one listed on the account (record address);

*	The check is being made payable to someone other than the account owner;

*	The redemption proceeds are being transferred to an account with a different registration;

*	Proceeds are to be wired to a bank account that was not pre-designated; and

*	Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.
The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Funds at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a payment of the entire redemption in cash detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under “Pricing and Timing of Transactions” and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.
MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new Prospectus or a Prospectus supplement in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor for a complete redemption of that account. In addition, the Funds may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAXES
TAX ADVANTAGED SHAREHOLDERS
Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed until they receive distributions/withdrawals from such plans. All distributions to shareholders that are reinvested in the Fund are used to purchase additional shares. Contributions to such plans, as well as the earnings and gains that have been reinvested will ordinarily be taxable upon distribution or withdrawal. An investor should consult his or her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans (Also see certain possible tax consequences of a Fund’s investment in REITs set forth below).
TAX CONSEQUENCES FOR SHAREHOLDERS SUBJECT TO TAX
The following is only a summary of certain tax considerations generally affecting the Funds and any shareholders subject to tax. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.
Federal Income Tax
Taxation of the Funds. Each Fund intends to qualify as a “regulated investment company” (“RIC”) as defined under subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.
In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of each of such issuers or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98.2% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.
Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.
If any Fund fails to satisfy the qualifying income in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to a Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates, without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.
For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Recently enacted legislation changed the treatment of capital loss carryovers for RICs. The new rules provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Internal Revenue Code.
A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer a Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.
A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indexes, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which such Fund will be able to engage in credit default swap agreements.
A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which a Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount” or “OID,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.
If a Fund invests in U.S. Treasury Inflation Protected Securities (“TIPS”) (or other inflation adjusted debt instruments), it generally will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year, even though the principal adjustments would not actually be received from the Treasury until maturity (a situation that is sometimes described as taxing “phantom income”). Conversely, a decrease in the inflation-adjusted principal amount (due to deflation) will first reduce the interest income attributable to the semiannual interest payments for the year of the adjustment; and if the amount of the decrease exceeds the income attributable to the semiannual interest payments, the excess will generally be an ordinary deduction to the extent that interest from the security was previously included in income. Any remaining decrease will be carried forward to reduce interest income on the inflation adjusted security in future years. A Fund will generally recognize a capital loss if the Fund sells or exchanges the inflation adjusted security, or if the security matures, before the Fund has used all that decrease.
In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporation, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possession’s income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. A shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of fixed income securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the fund were to elect otherwise.
If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirements for RIC qualification purposes and to avoid imposition of excise taxes, both described above. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Taxation of Shareholders Subject to Tax. Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund’s income, less expenses, incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by Funds which invest entirely in fixed income securities, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (0% for individuals in lower tax brackets)) to the extent that a Fund designates its distributions as qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporation (e.g., foreign corporation incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are taxed at a maximum rate of 20%.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains.
The Funds will inform shareholders of the amount of your distributions at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of a shareholder’s investment in the Fund.
Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of a net capital gain distribution received by the shareholder.
All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares, and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. Therefore, an investor should consider the tax consequences of purchasing shares immediately before a distribution record date.
If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.
Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method which can be obtained from the Fund or the administrator. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.
Tax-Exempt Shareholders. Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b). Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the IRC are Fund shareholders.
Other Tax Issues. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
In general, if a shareholder recognizes a loss with respect to the fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Taxes
No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.
Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.
Shareholders are urged to consult their tax advisers regarding the effect of federal, state, and local taxes to their own individual circumstances.

CHANGES TO FUND OBJECTIVES, STRATEGIES, SUBADVISERS AND COMPARATIVE BENCHMARKS
From time to time, a Fund may change its investment objectives, principal investment strategies and performance benchmarks. Also, as described in the Prospectus, for certain Funds, VIA may employ one or more subadvisers to manage a Fund’s assets. VIA oversees the subadvisers and recommends to the Funds’ Board their hiring, termination or replacement. Accordingly, a Fund may have different subadvisers or different combinations of subadvisers over time. Subadviser changes are described and disclosed in Prospectus supplements and information statements that are filed with the SEC and publicly available on the SEC’s website (www.sec.gov).
Any or all of these changes may affect a Fund’s performance (actual or on a comparative basis), share volatility, portfolio turnover and other characteristics. There is no assurance that a Fund will be able to achieve long-term investment results similar to those achieved prior to these changes. Investors should take into account the likely impact of these changes before deciding to buy, hold or sell shares of a Fund. Of course, past performance is no indication or guarantee of future performance results.
Certain changes that have been made to Fund investment objectives or principal investment strategies are described below.
Low Duration Bond Fund
Before May 1, 2007, the Low Duration Bond Fund was named the Short-Term Bond Fund and sought to meet its objective by investing in fixed income securities of varying maturities and by maintaining a maximum average portfolio maturity (on a dollar weighted basis) of three years. This is no longer the case with respect to the Fund’s portfolio maturity. Now the Fund’s portfolio seeks to maintain a portfolio effective duration of no greater than three years.
Before November 8, 2004, the Short-Term Bond Fund was named the Income Preservation Fund and sought to offer a high level of current income and to preserve principal and maintain a stable net asset value per share, by investing primarily in high-quality short- and intermediate-term fixed income securities and by purchasing insurance contracts to offset daily market fluctuations in the Fund’s portfolio holdings. After these changes, the Fund’s net asset value began to fluctuate and the Fund had more variable investment results.
In addition, during the two months ended November 5, 2004, the Fund’s portfolio was liquidated and replaced with fixed-income securities having less than 60 days to maturity in preparation for the Fund’s conversion to the Short-Term Bond Fund. As a result of these transactions, the Fund realized higher than normal returns during this two month period that are unlikely to be replicated.
Inflation Protected Securities Fund
Before May 1, 2007, the Inflation Protected Securities Fund was named the US Government Securities Fund and invested at least 80% of its assets in securities issued by the U.S. Treasury,

U.S. Government agencies, and U.S. Government-sponsored enterprises, including mortgage-backed securities. This is no longer the case. Since this date, the Fund has had a policy of investing at least 80% of its net assets in inflation adjusted U.S. and foreign fixed income securities.
The Fund’s investment results may be more volatile than before these changes and will vary depending on market conditions. The Fund’s net asset value will fluctuate. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to May 1, 2007.
Before December 3, 2001, the Fund was named the U.S. Treasury Securities Fund and had invested primarily (at least 65% of its assets) in U.S. Treasury Securities.
Diversifying Strategies Fund
On January 4, 2010, the Diversified Assets Fund was renamed as Diversifying Strategies Fund. On the same date, the Diversified Assets Fund added a new convertible securities strategy to its then-existing investment strategies.
Aggressive Opportunities Fund
On August 27, 2012, the Aggressive Opportunities Fund added a new indexed or “passively managed” strategy to its then-existing investment strategies in which a portion of the Aggressive Opportunities Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index.
Index Funds
Prior to March 8, 2004, the Index Funds operated under a master-feeder structure. Under that arrangement, each Index Fund was structured as a “feeder” fund and sought to accomplish its investment objective by investing all of its assets in a corresponding portfolio of the Master Investment Portfolios, each of which is an investment company managed by Barclays Global Fund Advisors.
In addition, on May 1, 2004, the Index Funds each made a change to their principal investment strategies to state that each Fund will invest, under normal circumstances, at least 90% of its net assets in securities of the relevant index, as described in the Prospectus.
Model Portfolio Funds
On October 30, 2007, the Model Portfolio Funds made certain changes to their principal investment strategies. Specifically, each of the Model Portfolio Funds added a new multi-strategy asset class and designated the Diversifying Strategies Fund as the underlying Fund in that new asset class (“multi-strategy Fund”). In addition, and for all three asset classes (equity, fixed income and multi-strategy), each of the Model Portfolio Funds changed from disclosing the specific target percentages allocated to the underlying Funds to instead providing the target percentage ranges allocated for investment in the underlying Funds.
Prior to January 4, 2010, the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, and the Model Portfolio Long-Term Growth Fund each had different principal investment strategies. More specifically, effective January 4, 2010, there was an overall reduction in each of these Fund’s fixed income investment allocation, and an increase in the allocation to the multi-strategy Fund, with no change to the allocation to equity investments. There were corresponding changes made to underlying Fund target allocation ranges.
Certain Milestone Funds
On October 30, 2007, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund, and the Milestone 2040 Fund made certain changes to their principal investment strategies. Specifically, each of the above Milestone Funds added a new multi-strategy asset class and designated the Diversifying Strategies Fund as the underlying Fund in that new asset class. In addition and for all three asset classes (equity, fixed income and multi-strategy), the above Milestone Funds changed from disclosing the specific target percentages allocated to the underlying Funds to instead providing the target percentage ranges allocated for investment in the underlying Funds.
Prior to January 4, 2010, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund, and the Milestone 2040 Fund each had different principal investment strategies.
In general, the changes that were effective on January 4, 2010 involved: (i) extending by 10 years the point in time at which each “dated” Milestone Fund (i.e., the Milestone Funds that have a date in their name) reaches its final constant target asset allocation; (ii) altering the manner in which the dated Milestone Funds’ assets are allocated over time as depicted by their “glide path”; (iii) altering the final constant target asset allocation of the dated Milestone Funds; and (iv) altering the target asset allocation of the Milestone Retirement Income Fund. More specifically, each dated Milestone Fund’s glide path was extended so that each dated Fund will reach its “landing point” (i.e., the point on the glide path at which the target asset allocation becomes constant) 10 years after the year designated in a Fund’s name (rather than during the year designated in its name). For example, the Milestone 2010 Fund’s target asset allocation will reach its landing point in the year 2020 (instead of 2010) and the Milestone 2015 Fund’s target asset allocation will reach its landing point in the year 2025 (instead of 2015).
Extending the landing point by 10 years meant that each dated Milestone Fund’s asset allocations over its glide path would have to change more slowly over time, and thus a new extended glide path was put into place. When this new glide path was implemented in January 2010, with the exception of the Milestone 2040 Fund, each dated Milestone Fund’s equity and multi-strategy fund allocations was increased and its fixed income fund allocation was decreased. For the

Milestone 2040 Fund, the equity allocation was increased and its fixed income allocation was decreased. Based on the new glide path, in the year in a dated Milestone Fund’s name, the equity and multi-strategy Fund allocations will be higher (and the fixed income allocation will be lower) than they would have been under the previous glide path.
In connection with the above changes, the final target asset allocation for each dated Milestone Fund was changed so that there will be a higher allocation to the multi-strategy Fund, but lower equity and fixed income allocations as compared to the pre-January 2010 final target asset allocations. Specifically, the final target asset allocation for each dated Milestone Fund was changed to: approximately 25% equity investments (before January 2010, it was 30%), 55% fixed income investments (before 60%), and 20% in the multi-strategy fund (before 10%). The new final target allocations match the new target asset allocation for the Milestone Retirement Income Fund (see below).
On January 4, 2010, the target asset allocation for the Milestone Retirement Income Fund was changed to: approximately 25% equity investments (before January 2010, it was 30%), 55% fixed income investments (before 60%), and 20% in the multi-strategy Fund (before 10%); a decrease in equity and fixed income fund allocations and an increase in the multi-strategy fund allocation.

CALCULATION OF PERFORMANCE DATA
For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return in accordance with SEC rules and standards.
Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.
Certain Funds offer multiple classes of shares which in many cases were initially offered for sale to, and purchased by, the public on different dates (each an “inception date”). In cases where a class of shares (a “Newer Class”) is first offered after the inception date of another class (an “Older Class”), the Fund may present total return performance of the Newer Class for periods prior to its inception date by appending the prior performance of the Older Class to the actual performance of the Newer Class (“blended performance”). The Older Class used in these blended performance presentations has historically been the class of shares of the Fund with the longest performance history. However, certain Funds may have more than one class of shares with at least a 10 year performance history — the longest period shown in Fund prospectuses, shareholder reports and sales and marketing literature. Accordingly, blended performance presentations for Newer Classes of these Funds may reflect the prior performance of the Older Class (with at least a 10 year performance history) that has the most similar level of operating expenses as the Newer Class (not necessarily the oldest class with the longest performance history).
In calculating blended performance, the historical monthly returns of the Older Class may be adjusted to reflect the expenses of the Newer Class if those expenses are higher than those of the Older Class. Historical returns are not adjusted if the Newer Class has lower fees than the Older Class. Currently, blended performance has not been adjusted because the Fund’s Newer Classes (as applicable) have lower fees than the Older Classes.
Additional Performance Information for Vantagepoint Elite Shareholders
In an effort to provide taxable investors with performance information that would be most helpful to them, the following after-tax information for the one year period from January 1, 2011 through December 31, 2011 should be read in conjunction with the “Performance Tables” found in the Prospectus:

	Return after taxes on	Return after taxes on distributions
Fund	distributions (%)	and sale of fund shares (%)
Low Duration Bond	0.46%	0.74%
Inflation Protected Securities	9.97%	7.75%
Equity Income	-0.69%	0.78%
Growth & Income	-0.86%	-0.22%
Growth	-4.35%	-2.67%

	Return after taxes on	Return after taxes on distributions
Fund	distributions (%)	and sale of fund shares (%)
Select Value	-0.31%	0.08%
Aggressive Opportunities	-11.82%	-5.46%
Discovery	-6.45%	-3.93%
International	-8.80%	-5.00%
Diversifying Strategies	-0.16%	0.36%
Core Bond Index*	6.08%	4.78%
500 Stock Index*	1.48%	1.43%
Broad Market Index*	0.63%	0.84%
Mid/Small Company Index*	-4.81%	-1.74%
Overseas Equity Index*	-12.91%	-7.66%
Model Portfolio Savings Oriented	1.77%	1.65%
Model Portfolio Conservative Growth	0.65%	0.88%
Model Portfolio Traditional Growth	-1.15%	-0.13%
Model Portfolio Long-Term Growth	-2.59%	-0.80%
Model Portfolio All-Equity Growth	-4.68%	-2.70%
Milestone Retirement Income	1.53%	2.04%
Milestone 2010	0.77%	1.25%
Milestone 2015	0.12%	0.76%
Milestone 2020	-0.70%	0.11%
Milestone 2025	-1.25%	-0.23%
Milestone 2030	-1.79%	-0.64%
Milestone 2035	-2.55%	-1.12%
Milestone 2040	-2.89%	-1.39%
Milestone 2045	-3.26%	-1.35%
Milestone 2050**	N/A	N/A

*	Class I shares

**	Returns for the Milestone 2050 Fund are N/A because the shares for this Fund were not publicly offered until December 21, 2012.

LEGAL COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM & CUSTODIAN
Mayer Brown LLP, 1999 K Street NW, Washington, DC, 20006, serves as legal counsel to the Trust. PricewaterhouseCoopers, LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland, 21202, serves as independent registered public accounting firm to the Trust.
JPMorgan Chase Bank, N.A., 3 MetroTech Center, Brooklyn, New York 11245, serves as custodian for the Funds. JPMorgan Chase Bank, N.A. maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.
FINANCIAL STATEMENTS
The Funds’ financial statements for the fiscal year ended 2011, including notes thereto and the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. The Funds’ semi-annual financial statements for the six months ended June 30, 2012, which are not audited, are also incorporated by reference into this SAI. A copy of the Trust’s Annual Report and Semi-Annual Report must accompany the delivery of this SAI.

APPENDIX A
Bond Ratings
Below is a description of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“Standard & Poor’s”), and Fitch, Inc. (“Fitch”) bond rating categories.
Moody’s Long-Term Credit Ratings
Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

A-1

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Standard & Poor’s Long-Term Issue Credit Ratings
AAA
An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by Standard & Poor’s.
AA
An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A
An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB
An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
BB, B, CCC, and CC
Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B
An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

A-2

CCC
An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
CC
An obligor rated ‘CC’ is currently highly vulnerable.
SD and D
An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Fitch National Long-Term Credit Ratings
AAA
‘AAA’ ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.
AA
‘AA’ ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.
A
‘A’ ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.
BBB
‘BBB’ ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the

A-3

capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.
BB
‘BB’ ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.
B
‘B’ ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC
‘CCC’ ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
CC
‘CC’ ratings denote that default of some kind appears probable.
C
‘C’ Ratings denote that default is imminent.
D
‘D’ Ratings denote an issuer or instrument that is currently in default.
SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS
Moody’s Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

A-4

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2
An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3
An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
B
An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors. B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors. B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

A-5

C
An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
R
An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.
SD and D
An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
Fitch National Short-Term Credit Ratings
F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
B
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

A-6

C
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D
Indicates actual or imminent payment default.

A-7

APPENDIX B
Proxy Voting Policies
The following are the proxy voting polices (or summaries thereof) of Vantagepoint Investment Advisers, LLC and each of the Fund’s subadvisers. You may obtain information about the Fund’s proxy voting decisions, without charge, by checking the Trust’s website at www.icmarc.org or on the SEC’s website at www.sec.gov.
VANTAGEPOINT INVESTMENT ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
Revised as of
September 10, 2012
Purpose: Vantagepoint Investment Advisers, LLC (“VIA”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies”) to seek to ensure that VIA votes proxies with respect to securities held in accounts of its clients in a manner consistent with the clients’ best interests.
Guiding Principles: It is the policy of VIA to vote client proxies for the exclusive benefit and in the best economic interests of the client, that is, in the manner that VIA believes is most likely to maximize total return to the client as an investor in the securities being voted.
Scope: These Proxy Policies apply where VIA has and exercises voting power in respect to client securities. Currently, VIA votes proxies for one client, The Vantagepoint Funds (“Fund”), and only in respect to shares of certain mutual funds held by various series of the Fund.1 Certain series of the Fund invest all or part of their assets in other series of the Fund, while other series invest in mutual funds (“Third Party Funds”) that are not advised by VIA or any of its related persons.
The authority and responsibility for voting proxies with respect to all other portfolio securities of the Fund has been delegated to the subadviser for each series or portion of the Fund that holds the securities being voted, under investment subadvisory agreements between the Fund, VIA and each subadviser. VIA reviews and evaluates the proxy voting policies and voting record of each subadviser as part of its initial scrutiny and ongoing oversight of each subadviser. Although VIA does not currently expect to be called on to vote proxies for the Fund where that responsibility has been delegated to a subadviser, if that were to occur, VIA would vote such proxies on a case-

[1]	The series of the Fund for which VIA now votes proxies in respect to shares of mutual funds held in their portfolios are: (1) the Vantagepoint Model Portfolio Funds (currently, the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund and the Model Portfolio All-Equity Growth Fund); and (2) the Vantagepoint Milestone Funds (currently, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund, the Milestone 2040 Fund, the Milestone 2045 Fund and the Milestone 2050 Fund). In the future, additional series of the Fund may invest all or part of their assets in shares of mutual funds for which VIA will vote proxies in accordance with these Proxy Policies.

by-case basis, following the Guiding Principles set forth above and, where appropriate, taking into account the principles set forth in the proxy voting policies of the subadviser for the series or portion of a series holding the security to be voted.
VIA does not vote proxies for any client other than the Fund.
Administration of Proxy Policies: VIA has established a Proxy Voting Committee comprised of members of the staff of its Investment Division and Legal Department (“Committee”). The Committee is responsible for overseeing and updating these Proxy Policies as may be appropriate from time to time.
VIA’s Investment Division is responsible for overseeing and administering the voting of client proxies. The Investment Division’s responsibilities include identifying any material conflicts of interest on the part of VIA or its personnel that may affect particular proxy votes and resolving any material conflicts identified in consultation with VIA’s Legal Department; analyzing and evaluating particular proposals presented for vote; determining when and how proxies should be voted other than in accordance with the general rules and criteria set forth below under “Proxy Voting Guidelines;” implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by VIA.
Conflicts of Interest:
1. Voting Shares of Series of the Fund. VIA serves as the investment adviser for all series of the Fund. In addition, VIA’s parent company, the ICMA Retirement Corporation (“RC”), is the sponsor of the Fund and other subsidiaries of RC serve as the Fund’s transfer agent and distributor. Where a series of the Fund invests in the shares of one or more other series of the Fund, there is the potential for a conflict of interest on the part of VIA in voting those shares, if the matter being voted would have a material impact on VIA or one of its related companies.
To avoid such potential conflicts or the appearance of conflicts, VIA, after consulting with the Fund’s Board of Directors, has determined that, as a matter of policy, it normally will not exercise its authority to decide how to vote proxies with respect to shares of any series of the Fund held by another series. Instead, VIA generally will seek instructions on how to vote those proxies from the Board of Directors of VantageTrust Company, LLC (“Trust Company”), and will cast the Fund’s votes in accordance with the instructions received.2 The Trust Company owns a majority of the voting shares of each series of the Fund either directly or indirectly through its holdings of shares of the Vantagepoint Model Portfolio Funds. A majority of the members of the Trust Company’s Board of Directors are independent of VIA and its related companies. However, in the event that the Trust Company does not hold sufficient voting shares, directly or indirectly, to determine the outcome on any matter being voted, VIA may (a) decide how to vote the shares, if VIA determines that it does not have an actual and material conflict of interest with respect to the particular matter, e.g., a vote to approve or disapprove

[2]	The Trust Company currently owns a majority of the voting shares of each series of the Fund and indirectly owns, through the Model Portfolio Series of the Fund, a majority of the voting shares of the Vantagepoint Low Duration Bond Fund.

auditors selected by the Fund Board; or (b) seek approval from the Fund’s Board of Directors for alternative ways to avoid the conflict, which may include requesting instructions from all shareholders of the series having the right to vote the proxy, retaining an independent third party to determine how to vote the proxy or casting the vote in proportion to the votes cast by shareholders other than the Fund or its series.
2. Voting Third Party Fund Proxies. Before voting, VIA’s Investment Division will screen Third Party Fund proxies to seek to identify any material conflicts of interest that could affect VIA’s judgment in deciding how to vote. Conflicts of interest could arise from a variety of circumstances, including, but not limited to, significant current or potential business relationships between VIA (or its related companies) and the sponsor, investment adviser or distributor of a Third Party Fund or certain personal or business relationships between personnel of VIA (or its related companies) and a Third Party Fund or such fund’s investment adviser, distributor or sponsor. In evaluating the materiality of conflicts of interest, the Investment Division will consult with the Legal Department. Generally, a conflict of interest arising as a result of a current or prospective business relationship between VIA and another party with an interest in the outcome of the proxy vote will not be considered material if VIA (or a related company) did not receive more than 1% of its total revenues during its last fiscal year as a direct result of services provided by VIA (or a related company) to that party and does not reasonably expect to receive the same or a higher percentage of its total revenues from that business relationship in its current fiscal year. In addition, VIA does not treat the adviser/subadviser, custodial or other service provider relationships between the Fund and its third party subadvisers or other third party service providers as creating a material conflict of interest in connection with the voting of proxies in respect to the shares of a Third Party Fund that uses one or more of the same service providers. If a material conflict of interest is identified, VIA may vote the proxy in accordance with its written Proxy Voting Guidelines, but only if the guidelines specifically state how such a matter generally will be voted, i.e., the guidelines state that votes generally will be cast “for,” “against,” or “abstain” on that type of proposal. Otherwise, VIA will resolve the conflict as described above under “Voting Shares of Series of the Fund.”
When VIA May Not Vote Proxies: VIA may not vote proxies in certain circumstances, including situations where (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) VIA concludes that the cost of voting the proxy is likely to exceed the expected benefits to the client.
Maintenance of Proxy Voting Records: As required by Rule 204-2 under the Investment Advisers Act of 1940, VIA will maintain the following records relating to proxy voting for a period of at least six years:
(i)	a copy of these Proxy Policies, as they may be amended from time to time;

(ii)	copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system;

(iii)	a record of each proxy vote cast on behalf of its clients;

(iv)	a copy of any internal documents created by VIA that were material to making the decision how to vote proxies on behalf of its clients; and

(v)	each written client request for information on how VIA voted proxies on behalf of the client and all written responses by VIA to oral or written client requests for such proxy voting information.
Disclosure: VIA will provide clients a summary of these Policies and also will provide clients information on how a client may obtain a copy of the full text of these Proxy Policies and a record of how VIA has voted the client’s proxies. A copy of these materials will be provided promptly to clients on request. For mutual fund clients, VIA will provide the proxy voting information needed to complete Form N-PX and will coordinate with each fund and its other service providers, including subadvisers of the fund, to assist the fund to obtain the information required to be filed on Form N-PX on a timely basis.
Proxy Voting Guidelines
Generally, VIA will vote mutual fund proxies in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with the Guiding Principles and other provisions of these Proxy Policies. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when VIA will not strictly adhere to these guidelines in making its voting decision. At any time, VIA may seek voting instructions from its clients, including the Fund’s Board of Directors or the direct or indirect owners of Fund shares.
Auditors
•	VIA generally will vote For the recommendation of a fund’s Board of Directors to appoint or ratify the appointment of auditors.
Board of Directors/Trustees Elections
•	VIA generally will vote For all nominees of a fund’s board of directors. However, each election is reviewed on a case by case basis and may include examination of the following factors: composition of the board and key board committees, each nominee’s attendance at meetings, independent status, and other directorships held.
Amendments to Charter Documents
•	VIA will vote on a Case by Case basis proposals to amend a fund’s declaration of trust, articles of incorporation or by-laws. The declaration of trust or articles of incorporation, along with the by-laws, are considered a fund’s charter and describe how a fund is governed and conducts it business. A wide variety of amendments may be proposed, examples of which include:
-	Provisions for dollar-weighted voting.

-	The ability of a fund to reorganize without shareholder vote.

-	Amendments allowing a fund to issue multiple classes of shares.

-	Amendments increasing or decreasing the number of directors or trustees.

-	Fund name changes.
Fund Reorganizations and Mergers
•	VIA generally will vote For proposals to reorganize a fund from a Massachusetts business trust to a Delaware business trust. A Delaware business trust generally should provide greater flexibility and efficiency in certain corporate and organizational matters.

•	VIA will vote on a Case by Case basis proposals for the merger of one fund into another fund. In reviewing these proposals, VIA will focus on the expected impact of the transaction on the fund whose shares are held by VIA’s clients and will seek to evaluate what, if any, cost savings, efficiencies or other benefits shareholders of that fund may realize.
Advisory Contracts
Amended advisory contracts generally must be approved by the shareholders of a fund. VIA will consider the benefits to shareholders and cost efficiencies, among other factors, when voting these proxies.
•	VIA will vote on a Case by Case basis proposals that would amend an advisory contract as a result of a “change of control” of an adviser.

•	VIA will vote on a Case by Case basis proposals that would increase an advisory fee.

•	VIA will vote on a Case by Case basis proposals providing for the hiring of a new adviser or subadviser.
Rule 12b-1 Plans and Distribution Agreements
VIA will vote on a Case by Case basis proposals to approve the use of fund assets to pay for the distribution of fund shares to new investors, to pay continuing service fees or to increase the amounts payable under or expand the scope of an existing 12b-1 plan or continuing service arrangement.
Fundamental Investment Objectives, Restrictions and Policies
A fund’s investment objective, unless stated otherwise, is generally fundamental, and cannot be changed without a shareholder vote. In addition, a fund will have a number of fundamental policies and restrictions. These may include diversification and concentration policies and restrictions on borrowing and lending securities.
•	VIA generally will vote Against the reclassification of a fund’s diversification policy from diversified to non-diversified.

•	VIA generally will vote Against changing a fund’s investment objective from fundamental to non-fundamental.

•	VIA will vote on a Case by Case basis proposals amending a fund’s concentration policy.

•	VIA generally will vote For amending or eliminating fundamental investment policies or restrictions that reflect outdated state law requirements.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment restrictions.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment objective.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC
PROXY VOTING POLICIES
I. Introduction
Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).
II. Overview
ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value. The exercise of shareholder rights is generally performed by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders. In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

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III. Risk Metrics Group
In order to facilitate this proxy voting process, ACM has retained Risk Metrics Group (“RMG”) to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. RMG is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, RMG delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.
IV. ProxyEdge (Broadridge “BR”)
In addition ACM has retained ProxyEdge (BR) to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. Wrap clients may view generic large cap, small cap and SMID cap voting reports at www.atlcap.com.
V. Proxy Voting Guidelines
The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.
A. Election of Board of Directors
ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general, ACM will support the election of directors that result in a Board made up of a majority of independent directors.
ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures. CM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.
B. Approval of Independent Auditors

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ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.
C. Executive Compensation
ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.
ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding. These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.
ACM will typically vote against plans that have any of the following structural features:
Ability to re-price underwater options without shareholder approval. The unrestricted ability to issue options with an exercise price below the stock’s current market price.
Automatic share replenishment (“evergreen”) feature.
ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
Using restricted stock grants instead of options.
Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.

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ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
In assessing a company’s executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.
D. Corporate Structure Matters/Anti-Takeover Defenses
As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general, Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board. ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote. ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements. ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent). ACM will vote against proposals for a separate class of stock with disparate voting rights.
ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).
E. State of Incorporation/Offshore Presence
Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

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F. Environmental/Social Policy Issues
ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.
G. Circumstances Under Which ACM Will Abstain From Voting
ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies. In the case of countries that require so-called “share blocking,” ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.
VI. Recordkeeping
ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.
Those records will include:
A copy of ACM’s proxy voting policies and procedures; Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
A record of each vote cast; A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that details the basis for such a decision; and Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records. All records described above will be maintained in an easily accessible place for six years and will be maintained in the offices of ACM for two years after they are created.
VII. Identification and Resolution of Conflicts with Clients
As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

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Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets. The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.
The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.
If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter. If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from: The client, in the case of an individual or corporate client; The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or The adviser, in situations where the Adviser acts as a sub-adviser to such adviser. ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.
If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.
Adopted as of June 6, 2003.
Last revised October 20, 2008

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Proxy Voting Policy
ARTISAN PARTNERS LIMITED PARTNERSHIP
PROXY VOTING POLICY
1.	Introduction.
As a fiduciary, Artisan Partners Limited Partnership exercises its responsibility, if any, to vote its clients’ securities in a manner that, in the judgment of Artisan Partners, is in the clients’ economic best interests as shareholders. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, Artisan Partners has established the following proxy voting policy.
2.	Responsibility for Voting.
Artisan Partners Limited Partnership shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless: (i) the client is subject to the Employees Retirement Income Securities Act (“ERISA”) and the advisory agreement between Artisan Partners and the client expressly precludes the voting of proxies by Artisan Partners; (ii) the client is not subject to ERISA and the client otherwise instructs Artisan Partners; or (iii) Artisan Partners has responsibility for proxy voting and, in Artisan Partners’ judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the client.
3.	Primary Consideration in Voting.
When Artisan Partners votes a client’s proxy with respect to a specific issuer, a client’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally doesn’t take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.
4.	Engagement of Service Provider.
Artisan Partners has engaged ISS (Institutional Shareholder Services) (“ISS”) to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. If at any time Artisan Partners has engaged one or more other entities to perform the proxy administration and research services described above, all

Proxy Voting Policy
references to ISS in this policy shall be deemed to be references to those other entities. In addition to ISS, Artisan Partners has engaged a second service provider, Glass, Lewis & Co. (“GL”), to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.
5.	Voting Guidelines.
A.	Client Policy. If the client has a proxy voting policy that has been delivered to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.
B.	No Client Policy. If the client does not have or does not deliver a proxy voting policy to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in the client’s account in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the client as a shareholder in accordance with the standards described in this Policy. When making proxy voting decisions, Artisan Partners generally adheres to the proxy voting guidelines set forth in Appendix A hereto (the “Guidelines”). The Guidelines set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. The Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS. Artisan Partners believes the Guidelines, if followed, generally will result in the casting of votes in the economic best interests of clients as shareholders. The Guidelines will be reviewed from time to time by the Proxy Voting Committee, which Committee is further described below.
C.	Limitations on Exercising Right to Vote. In the following circumstances Artisan Partners will not vote a client’s proxy:
•	No Responsibility. In certain circumstances, a client may direct Artisan Partners not to vote on its behalf. If such a client is an ERISA plan, the advisory agreement must expressly preclude Artisan Partners from voting. In addition, Artisan Partners will not generally vote a client’s proxy after a client has terminated its advisory relationship with Artisan Partners.

•	Limited Value. Artisan Partners may abstain from voting the client’s proxy in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Policy
•	Unjustifiable Costs or Disadvantages. Artisan Partners may also abstain from voting the client’s proxy when the costs of or disadvantages resulting from voting, in Artisan Partners’ judgment, outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.
•	Securities Lending. Certain of Artisan Partners’ clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted and Artisan Partners may not be able fully to reconcile the securities held at record date with the securities actually voted.
6.	Proxy Voting Committee.
Artisan Partners’ Proxy Voting Committee oversees the proxy voting process, reviews this Proxy Voting Policy at least annually, develops the Guidelines, grants authority to Proxy Administrators (as defined below) to perform administrative services relating to proxy voting and, with respect to Identified Issuers and Discretionary Votes (as described in the Guidelines) for which an investment team recommends a vote that is inconsistent with the vote recommended by ISS, makes determinations as to the votes to be cast. The Proxy Voting Committee is comprised of the persons identified in Appendix B, as such may be amended from time to time. Action by any two members of the Proxy Voting Committee shall constitute the action of the Committee. To minimize the possibility that members of the Proxy Voting Committee could have certain potential conflicts of interest, none of the members of the Proxy Voting Committee shall be responsible for servicing existing clients or soliciting new clients.
7.	Administration.
A.	Designation of Proxy Administrators. Members of the client accounting department or the legal and compliance department of Artisan Partners, or such other persons as may be designated by the Proxy Voting Committee, shall serve as Proxy Administrators.
B.	Receipt and Recording of Proxy Information. The legal and compliance department is responsible for establishing in the records for each client whether the client has:

Proxy Voting Policy
•	vested Artisan Partners with proxy voting authority or has reserved or delegated that responsibility to another designated person; and
•	adopted a proxy voting policy that Artisan Partners is required to follow.
Such information shall be provided to a Proxy Administrator each time Artisan Partners enters into an advisory agreement with a new client. The legal and compliance department also shall be responsible for notifying a Proxy Administrator any time a client amends its voting instructions or voting policy.
C.	Notification of Custodian and ISS. For each client account for which Artisan Partners has discretion to vote shareholder proxies, a member of the client accounting department or a Proxy Administrator shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS and shall notify ISS of those instructions.

D.	ISS Reports on Pending Proxy Solicitations. ISS publishes a periodic electronic report that identifies pending meetings and due dates for ballots. A Proxy Administrator shall review ISS’ reports as necessary, but no less frequently than weekly.

E.	Procedures for Potential Conflicts of Interest. In certain circumstances, Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. Artisan Partners will be deemed to have a potential conflict of interest when voting proxies if: (i) Artisan Partners manages assets for that issuer or an affiliate of the issuer and also recommends that its other clients invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds, Inc. or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Proxy Administrator, member of the relevant investment team, or member of the Proxy Voting Committee who recommends, reviews or authorizes a vote has actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with the Proxy Administrator, the member of the relevant investment team, or a member of the Proxy Voting Committee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that the Proxy Voting Committee deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy.
Each person who serves as a Proxy Administrator, who is a member of an investment team that recommends votes or who serves on the Proxy Voting Committee shall, on at least an annual basis, provide to Artisan Partners a list of any portfolio companies with or in which he or she has a relationship

Proxy Voting Policy
or could otherwise be deemed to have a conflict. Each such person shall also certify to Artisan Partners at least annually that he or she agrees to update such list promptly upon becoming aware of any relationship, interest or conflict other than what he or she originally disclosed.
Artisan Partners will maintain a list of all such issuers with whom it has deemed that it has a potential conflict voting proxies (the “Identified Issuers”), and provide such list to each Proxy Administrator. The Proxy Administrator will refer all votes for Identified Issuers to a member of the Proxy Voting Committee by completing the form attached as Appendix C, a copy of which is attached hereto, in accordance with the procedures described below. Based on the information provided by the Proxy Administrator and such other information as the Proxy Voting Committee may request, the Proxy Voting Committee member will conduct an independent review of the proposed vote. If that member of the Proxy Voting Committee is a person with whom the Identified Issuer has a relationship (the “Conflicted Party”), a relative of the Conflicted Party or a member of the portfolio management team of the strategy that invests in such Identified Issuer, such person shall recuse himself or herself from the review of such vote and identify another member of the Proxy Voting Committee without any such relationship with the Identified Issuer to conduct the review described above.
Artisan Partners believes that application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, a member of the Proxy Voting Committee may instruct the Proxy Administrator to vote proxies in accordance with the recommendations of GL, provided that GL provides research and analysis with respect to the issuer in question and the Proxy Voting Committee has reason to believe GL is independent of such issuer. Such belief may be based upon a written certification provided to Artisan Partners by GL or any other source the Proxy Voting Committee deems reliable. In the event GL does not provide research and analysis with respect to the issuer in question or the Proxy Voting Committee has reason to believe GL is not independent of such issuer, a member of the Proxy Voting Committee may instruct the Proxy Administrator to vote proxies in accordance with the recommendations of ISS, provided that ISS provides research and analysis with respect to the issuer in question and the Proxy Voting Committee has reason to believe ISS is independent of such issuer. If neither GL nor ISS meet these requirements, the Proxy Voting Committee shall meet and consider what course of action will best serve the interests of Artisan Partners’ clients, consistent with Artisan Partners’ obligations under applicable proxy voting rules.
In instances where Artisan Partners would not otherwise vote proxies under the circumstances outlined in Section 5.C. above, the procedures relating to

Proxy Voting Policy
voting the proxies of Identified Issuers, as described in this section, shall not apply.
F.	Voting Analysis. ISS delivers information relating to its research on particular votes and its vote recommendations electronically to the Proxy Administrators. Each Proxy Administrator shall review the research and vote recommendations and
•	for all votes relating to routine or corporate administrative items (as identified in the Guidelines), excluding Social and Environmental Issues (as identified in Section II(D) of the Guidelines):
o	if the vote does not relate to an Identified Issuer, the Proxy Administrator shall confirm with ISS that the vote will be cast in accordance with the Guidelines; or

o	if the vote relates to an Identified Issuer, the Proxy Administrator will complete the form attached hereto as Appendix C and forward a copy of that form to a member of the Proxy Voting Committee, who shall instruct the Proxy Administrator to vote in accordance with the procedures described in Section 5.E. of this Policy.
•	for all votes relating to Social and Environmental Issues (as identified in Section II(D) of the Guidelines):
o	if the vote does not relate to an Identified Issuer, the Proxy Administrator shall contact a member of the Proxy Voting Committee and such Committee member will determine whether the vote should be cast consistent with management’s recommendation or submitted to the investment team(s) whose portfolios hold the subject security to ascertain the team’s recommendation with respect to the vote (in which case the voting item will be treated as a discretionary item as set forth below); or
o	if the vote relates to an Identified Issuer, the Proxy Administrator will complete the form attached hereto as Appendix C and forward a copy of that form to a member of the Proxy Voting Committee, who shall instruct the Proxy Administrator to vote in accordance with the procedures described in Section 5.E. of this Policy.
•	for all other votes (identified as discretionary items in the Guidelines):
o	if the vote does not relate to an Identified Issuer, the Proxy Administrator shall contact the investment team(s) whose portfolios hold the subject security to ascertain the team’s

Proxy Voting Policy
recommendation with respect to the vote. The Proxy Administrator will then complete the form attached hereto as Appendix C. If the team recommends a vote consistent with the recommendation of ISS, the Proxy Administrator will forward a copy of that form to at least one member of the Proxy Voting Committee, who shall review the vote to ensure that the recommendation itself is not the result of a conflict of interest. If the team recommends a vote inconsistent with the recommendation of ISS, ISS does not make a recommendation, or the Committee member determines that the recommendation of the team is the result of a conflict of interest; the Proxy Administrator will forward the form to the members of the Proxy Voting Committee and will call a meeting of that Committee. The Proxy Voting Committee will consider the team’s recommended vote, any recommendation by ISS, the consistency of those recommendations with this Proxy Voting Policy, and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the team’s recommendation.
In certain circumstances, ISS may provide a recommendation with respect to a discretionary item for which no analysis or very limited analysis is provided. In such circumstances, the Proxy Administrator may request additional information from ISS and/or independently attempt to obtain additional information regarding the issuer in question. Any such additional information obtained will be provided to the relevant investment team. Regardless of the extent to which additional information is obtained, team recommendations consistent with the recommendation of ISS shall be followed in accordance with and subject to the guidelines set forth above.
o	if the vote relates to an Identified Issuer, the Proxy Administrator will complete the form attached hereto as Appendix C and forward a copy of that form to a member of the Proxy Voting Committee, who shall instruct the Proxy Administrator to vote in accordance with the procedures described in Section 5.E. of this Policy.
•	for votes of particular interest to an investment team: from time to time, the investment team(s) whose portfolios hold the subject security may determine that following the Guidelines would not be in the economic best interests of Artisan Partners’ clients as shareholders; in which case, the team(s) shall notify a Proxy Administrator, who will then provide the members of the Proxy Voting Committee with a

Proxy Voting Policy
summary of the information relating to the relevant proxy proposal and the team’s recommended vote together with the ISS’ and/or GL’s analyses. The Proxy Voting Committee shall consider the team’s recommended vote, any recommendation by ISS, the consistency of those recommendations with this Proxy Voting Policy, and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the team’s recommendation.
G.	Contacts with Issuers and Shareholders of Issuers. Artisan Partners generally does not engage in shareholder activism and rarely initiates conversations with an issuer’s management with respect to pending proxy voting issues. However, if an employee of Artisan Partners is contacted by an issuer, a shareholder of the issuer or a proxy solicitor with respect to a pending vote, such calls will be referred to the Proxy Administrator or a member of the Proxy Voting Committee who will request that such issuer, shareholder or solicitor submit information in writing to be considered. From time to time, a member of an investment team may discuss a pending issue with an issuer, shareholder or proxy solicitor. Such discussions are not intended to be prohibited by this Policy; however, if a member of an investment team makes a recommendation with respect to that particular vote to the Proxy Administrator as discussed above, such conversation shall be disclosed to the Proxy Administrator and information relating to that conversation shall be recorded on the form attached as Appendix C.
8.	Review of Votes Cast.
On a quarterly basis, Artisan Partners engages in a reconciliation process by which it compares (a) the number of shares voted by ISS with the settlement date holdings of a group of Artisan Partners’ clients as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners performs this quarterly reconciliation of the voting records of each client at least once per year. Because of voting disclosure rules and regulations applicable to registered investment companies, Artisan Partners reconciles the votes cast on behalf of its registered investment company clients every quarter.
The purpose of reconciliation is to identify voting discrepancies that may be specific to a particular client’s voting record and/or discrepancies that may be specific to the votes cast with respect to a particular issuer of securities. In many cases, particularly for clients participating in securities lending programs and clients in strategies with more active trading, full reconciliation of votes cast and shares held is not possible. In addition, in some cases, ISS may not receive a ballot on behalf of a client from that client’s custodian due to error of the custodian or failure of the custodian to receive the information from the issuer. Full reconciliation of votes cast and shares held by those clients also is not possible. However, Artisan Partners shall use reasonable efforts to determine the reasons for any discrepancies identified, and if such discrepancies are due to an

Proxy Voting Policy
administrative error of ISS, Artisan Partners shall work with ISS to minimize the risk of such errors in the future.
9.	Records and Reports.
A.	Reports. Artisan Partners shall make a summary of this Proxy Voting Policy available to clients on at least an annual basis. That summary may be contained in Artisan Partners’ Brochure. Artisan Partners shall also make the entire Proxy Voting Policy and Artisan Partners’ proxy voting records with respect to a client’s account available to that client or its representatives for review and discussion upon the client’s request or as may be required by applicable law. Artisan Partners generally will not disclose publicly its past votes, share amounts voted or held or how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client who itself may decide or may be required to make public such information. Upon a request from a person other than a client for information on Artisan Partners’ proxy voting, Artisan Partners personnel will not disclose such information unless otherwise directed to do so by a client, in which case Artisan Partners personnel will direct the requesting party to the Proxy Administrator or a member of the Proxy Voting Committee who will handle the request.
B.	Records — Basis for Vote. Artisan Partners shall maintain a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision including:
1.	For votes relating to routine or corporate administrative matters, the basis for each vote cast is reflected in the Guidelines and no additional documentation is required.
2.	For all other votes, including votes relating to discretionary items or Identified Issuers, Artisan Partners shall maintain records relating to the independent review of the Proxy Voting Committee, including a copy of any request for consideration of a vote by the Proxy Voting Committee and any other correspondence relating to recommendations made by an investment team member.
C.	Records — General. The following documents shall also be maintained by Artisan Partners or by ISS or another third party service provider, on behalf of Artisan Partners; provided that if such documents are maintained by ISS or a service provider of Artisan Partners, ISS or such third party shall undertake to provide Artisan Partners copies of such documents promptly upon Artisan Partners’ request:

Proxy Voting Policy
1.	a copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;

2.	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

3.	a copy of each written client request for Artisan Partners’ proxy voting record with respect to such client and a copy of any written response from Artisan Partner to such client for that record; and

4.	a copy of Artisan Partners’ Proxy Voting Policy, including the Guidelines.
D.	Records — Retention. All records kept under this Article 9 shall be retained no less than seven years, the first two years in an appropriate office of Artisan Partners, or, if instructed by a client, for such longer period as may be mutually agreed by Artisan Partners and such client.
10.	Attached Exhibits
Attached as exhibits are the following documents, including a specimen or specimens of forms in use as of the effective date of this policy, which may be updated from time to time.

Appendix A	Proxy Voting Guidelines

Appendix B	Proxy Voting Committee

Appendix C	Proxy Voting Committee Review Form

APPENDIX A
PROXY VOTING GUIDELINES

I. BACKGROUND	1
II. GENERAL GUIDELINES	1
A. Reliance on Information Provided by and Due Diligence of ISS	1
B. Non-U.S. Securities	1
C. Securities Lending	2
D. Securities Not Acquired by Artisan Partners	2
E. Social and Environmental Issues	2
F. Consideration of Relevant Factors	2
III. ROUTINE AND CORPORATE ADMINISTRATIVE ITEMS	3
A. Operational Items	3
1. Adjourn Meeting	3
2. Amend Quorum Requirements	3
3. Minor Amendment to Charter or Bylaws	3
4. Change Company Name	3
5. Change in Principal Place of Business or Registered Office	3
6. Change Date, Time or Location of Annual Meeting	3
7. Electronic Meetings of Shareholders	3
8. Ratify Auditors	3
9. Authorize Board to Fix Remuneration of Auditors	4
10. Confidential Voting	4
11. Submission of Financial Statements and Statutory Reports	4
12. Dividend Distributions and Profit Distribution/Allocation Plans	4
13. Transact Other Business or Grant a Blank Proxy	4
14. Electronic Communications to Shareholders	4
15. Re-Registration of Shares	4
16. Routine Operational Items of Foreign Issuers	5
B. Board of Directors	6
1. Director Nominees in Uncontested Elections	6
2. Age Limits	6
3. Service on Other Boards	7
4. Board Size	7
5. Classification/Declassification of the Board	7
6. Cumulative Voting	7
7. Director and Officer Indemnification and Liability Protection	7
8. Filling Vacancies	7
9. Director Resignations	7
10. Removal of Directors	7
11. Stock Ownership Requirements	7
12. Term Limits	7
13. Majority Vote Requirements	8
C. Mergers and Corporate Restructuring	8
1. Appraisal Right	8
2. Conversion of Securities and Corporate Reorganizations	8
D. Antitakeover Defenses and Voting Related Issues	8
1. Amend Bylaws without Shareholder Consent	8
2. Control Share Acquisition Provisions	8
3. Fair Price Provisions	8
4. Greenmail	8
5. Issue Stock for Use with Rights Plan	8
6. Poison Pills (Shareholder Rights Plans)	8
7. Shareholders’ Ability to Act by Written Consent	8
8. Stakeholder Provisions	8
9. Supermajority Vote Requirements	9

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E. Capital Structure	9
1. Adjustments to Par Value of Common Stock	9
2. Common Stock Authorization	9
3. Preferred Stock	9
4. Dual Class Stock	9
5. General Issuances of Equity or Equity-Linked Securities	9
6. Share Repurchase Programs	9
7. Reissuance of Repurchased Shares	10
8. Cancellation of Repurchased Shares	10
9. Stock Distributions: Splits and Dividends	10
10. Reverse Stock Splits	10
F. Executive and Director Compensation	10
1. Stock Plans in Lieu of Cash	10
2. Director Retirement Plans	10
3. Incentive Bonus Plans and Tax Deductibility Proposals	10
4. Advisory Vote on Say On Pay Frequency	10
5. Shareholder Advisory Actions Regarding Executive Compensation	11
G. Bundled Proposals (Routine Items Only)	11
IV. DISCRETIONARY ISSUES	11
A. Board of Directors	11
1. Majority of Independent Directors	11
2. Majority of Independent Committee Members	11
3. Independent Chairman (Separate Chairman/CEO)	11
4. Cumulative Voting	11
5. Director and Officer Indemnification and Liability Protection	12
B. Proxy Contests	12
1. Director Nominees in Contested Elections	12
2. Non-Director Voting Items	12
3. Reimbursing Proxy Solicitation Expenses	12
C. Mergers and Corporate Restructuring	12
1. Mergers and Acquisitions, Asset Purchases and Asset Sales	12
2. Conversion of Securities and Corporate Reorganizations	13
3. Formation of Holding Company	13
4. Going Private Transactions (LBOs and Minority Squeezeouts)	13
5. Issuance of Warrants/Convertibles/Debentures	14
6. Joint Ventures	14
7. Liquidations	14
8. Private Placements	14
9. Prepackaged Bankruptcy Plans	15
10. Recapitalizations	15
11. Spinoffs	15
D. Antitakeover Defenses	16
1. Fair Price Provisions	16
2. Greenmail	16
3. Poison Pills (Shareholder Rights Plans)	16
4. Shareholders’ Ability to Call Special Meetings	16
E. State or Country of Incorporation	16
1. State Takeover Statutes	16
2. Reincorporation Proposals	17
F. Capital Structure	17
1. Common Stock Authorization	17
2. Preferred Stock	17
3. Reverse Stock Splits	17
4. Preemptive Rights	17
5. Tracking Stock	17
G. Executive and Director Compensation	18
1. Bundled Compensation	18
2. Compensation Plans	18

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3. Remuneration Report	18
4. Stock Plans in Lieu of Cash	18
5. Management Proposals Seeking Approval to Reprice Options	18
6. Employee Stock Purchase Plans	18
7. Incentive Bonus Plans and Tax Deductibility Proposals	19
8. Shareholder Proposals Regarding Executive and Director Pay	19
9. Golden and Tin Parachutes	19
H. Bundled Proposals	19

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I.	BACKGROUND.
The following proxy voting guidelines (“Guidelines”) summarize Artisan Partners’ positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted on proposals dealing with particular issues. These Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS.
The Guidelines, together with the Proxy Voting Policy, will be used for voting proxies on behalf of all of Artisan Partners’ clients for which Artisan Partners has voting authority. ISS is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Artisan Partners.
The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes differently than indicated in the Guidelines. Artisan Partners’ investment teams are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Administrator of circumstances where the interests of clients may warrant a vote contrary to the Guidelines. In such instances, the investment team member may submit a recommendation to the Proxy Administrator in accordance with the procedures outlined in the Proxy Voting Policy.
In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to the Guidelines in circumstances where following the Guidelines would be inconsistent with local regulations, customs or practices.
II.	GENERAL GUIDELINES.
A.	Reliance on Information Provided by and Due Diligence of ISS. Artisan Partners may rely on the information provided by and due diligence efforts of ISS in determining whether to vote for or against a particular matter, provided that the Proxy Administrator, the member of the relevant investment team, or the members of the Proxy Voting Committee who recommend, review or authorize the vote does not have actual knowledge that the information provided by ISS is incorrect.
B.	Non-U.S. Securities. In some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Artisan Partners (or ISS on behalf of Artisan Partners) maintains a list of jurisdictions in which share blocking occurs. In such jurisdictions, there may be circumstances in which the specific securities voted might not in fact be subject to share blocking. However, because of the complexity and variety of share blocking restrictions in the various jurisdictions in which shares are held, Artisan Partners generally does not vote proxies in those jurisdictions unless a client’s proxy voting policy specifically requires other action. In some jurisdictions, a sub-custodian bank (record holder) may not have the power to vote shares, or may not receive ballots in a timely fashion, unless the client has fulfilled certain administrative requirements

(for example, providing a power of attorney to the local sub-custodian), which may be imposed a single time or may be periodic. Artisan Partners does not have the ability to vote shares held in a client’s account unless the client, in conjunction with the client’s custodian, has fulfilled these requirements.
C.	Securities Lending. Certain of Artisan Partners’ clients engage in securities lending programs under which a client’s shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to ask the client to recall the security prior to the record date. In addition, in some circumstances, a client may determine that recalling the security to vote is not in its best interest and may not be willing to do so. Therefore, in most cases, those shares will not be voted.

D.	Securities Not Acquired by Artisan Partners. From time to time, Artisan Partners’ client accounts may hold securities not specifically acquired for such accounts by Artisan Partners. Such securities are typically received through corporate or other actions, transfers in of securities acquired by other managers, or through clients’ investments in short-term investment funds for cash management purposes. When Artisan Partners receives proxies relating to such securities, it will vote in accordance with the recommendations of ISS.

E.	Social and Environmental Issues. When Artisan Partners votes a client’s proxy, a client’s economic interest as a shareholder is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally does not take into account interests of other stakeholders or interests the client may have in other capacities. In general, Artisan Partners votes with management on shareholder social and environmental proposals, on the basis that a positive impact on share value can rarely be anticipated from such proposals. Among the social and environmental issues to which this pertains are the following: board diversification issues (e.g., representation on the board of women and minorities), consumer issues and public safety (e.g., animal rights, genetically modified foods, handguns, predatory lending, tobacco), environmental and energy issues (e.g., wildlife preservation, CERES principles, general environmental issues, global warming, recycling, renewable energy), political concerns (e.g., reporting on political contributions), preparation of sustainability reports (e.g., to address environmental, labor, human rights, health and safety, economic or other social issues and considerations), labor standards and human rights (e.g., international codes of conduct, country-specific human rights reports, China principles, MacBride principles), military business (e.g., military sales, weapons production), workplace diversity (e.g., equal opportunity reports, sexual orientation, employee diversity) and charitable contributions.

F.	Consideration of Relevant Factors. These Guidelines below may provide examples of factors to be considered in determining how to vote on certain issues. These factors should not be considered exclusive or exhaustive. The Proxy Committee shall consider such factors as it considers to be appropriate in light of the circumstances.

III.	ROUTINE AND CORPORATE ADMINISTRATIVE ITEMS
A.	Operational Items.
1.	Adjourn Meeting. Vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Circumstances in which an adjournment is sought to provide management with additional time during which to seek shareholder approval of a merger/acquisition, asset purchase/sale or other like transaction of which Artisan Partners is in favor shall be deemed to be a compelling reason to support such proposals.

2.	Amend Quorum Requirements. Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

3.	Minor Amendment to Charter or Bylaws. Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections) or changes required by or to conform to applicable law or requirements of national exchanges or other regulatory organizations.

4.	Change Company Name. Vote FOR proposals to change the corporate name.

5.	Change in Principal Place of Business or Registered Office. Vote FOR proposals to change principal place of business or registered office, unless the proposal appears unreasonable or would cause a change in the state or country of incorporation. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents in connection with such change.

6.	Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
7.	Electronic Meetings of Shareholders.

Vote FOR management proposals to hold shareholder meetings using audio and video transmission (including live webcasts), unless the proposed alternative appears unreasonable in light of the circumstances.
8.	Ratify Auditors. Vote FOR management proposals to ratify the selection of auditors, unless:

•	An auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence, including whether the amount of consulting or related services provided by the auditor to the issuer is excessive; or

•	There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
9.	Authorize Board to Fix Remuneration of Auditors. Vote FOR proposals to authorize the board to fix the remuneration of auditors unless the firm does not vote in favor of the proposal to ratify the selection of those auditors or would not have done so had a proposal to ratify the selection of those auditors been made.

10.	Confidential Voting. Vote FOR proposals to adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

11.	Submission of Financial Statements and Statutory Reports. Vote FOR routine submissions of an issuer’s annual financial statements and statutory reports.

12.	Dividend Distributions and Profit Distribution/Allocation Plans. Vote FOR routine submissions of an issuer’s cash or stock dividend payout and profit distribution/allocation plans (including dividend capitalization or share capital reduction plans accompanied by cash distributions), assuming pro rata payout or distribution to all shareholders. Also, vote FOR ratification of board actions taken with respect to such dividend payouts and profit distribution/allocation plans.

13.	Transact Other Business or Grant a Blank Proxy. Vote AGAINST proposals to approve other business when it appears as a voting item or to give proxy authority to a specified person to vote, at that person’s discretion, on any item that has yet to be raised and/or about which no information has been disclosed.

14.	Electronic Communications to Shareholders. Vote FOR proposals to allow for delivery of notices and various corporate documents (such as prospectuses and annual reports, for example) to shareholders via electronic means to the extent shareholders are given the right to request hard copies of such notices and documents. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents permitting such electronic communications to shareholders.

15.	Re-Registration of Shares. Vote AGAINST proposals to re-register shares in share blocking markets. Vote FOR re-registration in markets that do not engage in share blocking.

16.	Routine Operational Items of Foreign Issuers. Vote FOR proposals to approve certain routine operational items frequently submitted by management of non-U.S. issuers, including, but not limited to the following:
•	election of chairman of the annual general meeting (“AGM”);

•	preparation and approval of list of shareholders entitled to vote at AGM;

•	approval of meeting agenda;

•	approval of minutes of previous AGM, and technical or immaterial amendments to previously approved minutes of such AGM;

•	approval of routine capital budget requests in the absence of any known concerns or evidence of prior mismanagement;

•	acceptance of the submission of various reports to shareholders, including but not limited to audit committee reports, chairman’s reports, operations reports, reports on company performance, etc.;

•	appointment of internal statutory auditors, but vote AGAINST appointment of internal statutory auditors that are affiliated with the issuer and are listed as independent;

•	award of cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry;

•	discharge of responsibility of the management or supervisory board for the fiscal year in review, but vote AGAINST such proposal if there are serious questions about actions of the management or board members or legal action is being taken against the management or board members by other shareholders;

•	approval of retirement plans or payments relating to those plans for employee directors;

•	approval of general meeting guidelines;

•	grant of authorization to the board of directors to ratify and execute approved resolutions;

•	designation of inspector or shareholder representative for approval of the minutes of the AGM;

•	acknowledgment of the proper convening of the AGM;

•	adoption of or approval of changes to procedural rules for shareholders’ general meetings, board meetings and supervisory committee meetings that are guidelines that seek to establish functions, powers, policies and procedures for these types of meetings in accordance with applicable law or requirements of national exchanges or other regulatory organizations; and

•	authorization to hold general meetings (other than AGMs) with 14 days’ notice in limited and time-sensitive circumstances where it would be to the advantage of shareholders as a whole

•	authorization to make donations to EU political organizations for the purpose of preventing an inadvertent breach of the Political Parties, Elections and Referendum Act 2000.

In instances where a member of the Proxy Voting Committee believes that sufficient information is not available to make an informed voting decision on a matter, a vote will be placed in accordance with the recommendations of ISS.
B.	Board of Directors.
1.	Director Nominees in Uncontested Elections. Vote FOR director nominees (including internal statutory auditors of Japanese companies) and nominees to any committee of the board of directors in uncontested elections, except that votes should be withheld from directors who, as reported in the issuer’s proxy statement or materials provided by one of Artisan Partners’ proxy service providers:
•	Attended less than 75% of the board and committee meetings without a valid reason for the absences. Valid reasons include illness, absence due to company business, or other circumstances outside of the director’s control where sufficient facts are available to suggest the absences were duly justified. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence reduced the director’s attendance below 75%;

•	Votes to implement or renew a dead-hand or slow-hand poison pill;

•	Ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years (unless Artisan Partners did not support such proposal);

•	Ignored a shareholder proposal approved by a majority of the shares outstanding (unless Artisan Partners did not support such proposal);

•	Failed to act on a takeover offer where the majority of the shareholders had tendered their shares;

•	With respect to director candidates of U.S. companies only, serves on the board of directors of more than six publicly-traded companies or serves as the chief executive officer of a publicly-traded company and also serves on the board of directors of more than two publicly-traded companies besides his/her own company (except that a vote will not be withheld for a candidate in director elections of the publicly traded company for which the director also serves as the chief executive officer; i.e., the vote will be withheld only in director elections for such candidate’s outside boards);

•	In the past ten years was convicted of or pled guilty or no contest in a domestic or foreign court to any felony or misdemeanor involving fraud, false statements, wrongful taking of property, bribery, perjury, forgery, counterfeiting, extortion or conspiracy to commit any of these offenses, or has been found by a regulatory authority with jurisdiction over the nominee to have committed any such offense.
If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested and will be voted in accordance with the requirements set forth in sub-section entitled “Proxy Contests” under Discretionary Issues section of the Guidelines.
2.	Age Limits. Vote AGAINST proposals to impose a mandatory retirement age for outside directors. Vote FOR proposals to eliminate such a requirement.

3.	Service on Other Boards. Vote FOR proposals to release restrictions of competitive activities of directors, which would permit the directors to serve on the boards of other companies to the extent such service on other boards is not otherwise limited or prohibited pursuant to applicable laws or regulations. Vote AGAINST any proposals that would impose restrictions on competitive activities of directors that would prohibit the directors from serving on the boards of other companies, unless such restrictions or prohibitions are warranted by the applicable laws or regulations.

4.	Board Size. Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside a specified range without shareholder approval.

5.	Classification/Declassification of the Board. Vote AGAINST proposals to classify the board, including proposals to amend charter or bylaws to, in effect, permit classification of the board. Vote FOR proposals to repeal classified boards and to elect all directors annually, including proposals to amend charter or bylaws to, in effect, eliminate classification of the board.

6.	Cumulative Voting. Vote AGAINST proposals to eliminate cumulative voting. In director elections of companies in countries where cumulative voting is required by law or regulation, vote FOR the directors in accordance with the cumulative voting recommendations by ISS.

7.	Director and Officer Indemnification and Liability Protection. Vote AGAINST proposals that would eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

8.	Filling Vacancies. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

9.	Director Resignations. Vote FOR management proposals to accept resignations of directors from the board or committees on which they serve, unless there are apparent contentious issues relating to or requiring the resignation, in which case it shall be voted on a CASE-BY-CASE basis.

10.	Removal of Directors. Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

11.	Stock Ownership Requirements. Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

12.	Term Limits. Vote AGAINST shareholder proposals to limit the tenure of outside directors.

13.	Majority Vote Requirements. Vote AGAINST shareholder proposals to require election of directors by a majority of votes cast. Vote FOR management proposals to require election of directors by a majority of votes cast.
C.	Mergers and Corporate Restructuring.
1.	Appraisal Right. Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.
2.	Conversion of Securities and Corporate Reorganizations. Vote FOR the conversion or reorganization if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
D.	Antitakeover Defenses and Voting Related Issues.
1.	Amend Bylaws without Shareholder Consent. Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

2.	Control Share Acquisition Provisions. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares and to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

3.	Fair Price Provisions. Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

4.	Greenmail. Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5.	Issue Stock for Use with Rights Plan. Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

6.	Poison Pills (Shareholder Rights Plans). Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem (rescind) it.

7.	Shareholders’ Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholders’ ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

8.	Stakeholder Provisions. Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

9.	Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.
E.	Capital Structure.
1.	Adjustments to Par Value of Common Stock. Vote FOR management proposals to reduce the par value of common stock (including through share capital reduction plans that provide for pro rata capital repayments) or to increase the par value of common stock in order to capitalize cash dividends paid to all shareholders on a pro rata basis, unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action. Vote FOR management proposals to eliminate par value. Additionally, vote FOR any amendments to bylaws or other corporate documents related to the items above.

2.	Common Stock Authorization. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights unless clients hold the class with the superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

3.	Preferred Stock. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

4.	Dual Class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder
5.	General Issuances of Equity or Equity-Linked Securities. Vote FOR proposals to issue equity or equity-linked securities with preemptive rights to a maximum of 100% or without preemptive rights to a maximum of 20% over currently issued capital over a specified period of time, unless adequate restrictions on discounts and the limit on the number of times the mandate may be refreshed are not set.
6.	Share Repurchase Programs. Vote FOR management proposals to institute open-market share repurchase plans, except that proposals where there is evidence that a proposed repurchase plan is not fair to all shareholders or where the company indicates that a proposed repurchase plan may continue during a takeover period shall be voted on a CASE-BY-CASE basis. Also, vote FOR management proposals to authorize the use of financial derivatives when repurchasing shares if voted FOR the approval of the relevant share repurchase plan.
7.	Reissuance of Repurchased Shares. Vote FOR management proposals to reissue previously repurchased shares to the extent such reissuance would have a dilution effect of no more than 10%, unless there is clear evidence of abuse of this authority in the past.

8.	Cancellation of Repurchased Shares. Vote FOR management proposals to cancel previously repurchased shares for routine accounting purposes unless the terms are unfavorable to shareholders.

9.	Stock Distributions: Splits and Dividends. Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined by taking into consideration the results of an analysis that uses a model developed by ISS.

10.	Reverse Stock Splits. Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or to avoid delisting.
F.	Executive and Director Compensation.
1.	Stock Plans in Lieu of Cash. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange for non-employee director plans only.

2.	Director Retirement Plans. Vote AGAINST retirement plans for non-employee directors. Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

3.	Incentive Bonus Plans and Tax Deductibility Proposals. Vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of ensuring the deductibility of compensation under the provisions of Section 162(m) of the Internal Revenue Code if no increase in shares is requested and if the plan does not contain an evergreen provision. Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

4.	Advisory Vote on Say on Pay Frequency. Vote proposals regarding the frequency in which companies must present shareholders with an advisory vote on executive compensation in accordance with the recommendations of each investment team based on the team’s investment philosophy as follows: One Year — U.S. Value, Global Value, Global Equity; Two Years — Emerging Markets; Three Years — U. S. Growth.
5.	Shareholder Advisory Actions Regarding Executive Compensation. Vote AGAINST shareholder proposals to take advisory actions regarding executive compensation.
G.	Bundled Proposals (Routine Items Only). Vote bundled or “conditioned” proposals that consist of routine items and that, if voted separately, would result in conflicting outcomes, pursuant to recommendations of ISS.
IV.	DISCRETIONARY ISSUES
A.	Board of Directors.
1.	Majority of Independent Directors. Vote on proposals requiring the board to consist of a majority of independent directors on a CASE-BY-CASE basis.

2.	Majority of Independent Committee Members. Vote on proposals requiring the board audit, compensation and/or nominating committees be composed exclusively of independent directors on a CASE-BY-CASE basis.

3.	Independent Chairman (Separate Chairman/CEO). Vote on shareholder proposals requiring the position of chairman be filled by an independent director on a CASE-BY-CASE basis, examining any or all of the following factors:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties

•	The company publicly discloses a comparison of the duties of its independent lead director and that of its chairman

•	The company publicly discloses a sufficient explanation as to why it chose not to give the position of chairman to the independent lead director

•	Majority of independent directors

•	All independent key committees

•	Established governance guidelines

•	No problematic governance issues

•	Company performance
4.	Cumulative Voting. All proposals to restore or provide for cumulative voting should be evaluated on a CASE-BY-CASE basis relative to other governance provisions contained in the company’s governing documents and the company’s relative performance.

5.	Director and Officer Indemnification and Liability Protection. Proposals providing expanded insurance coverage or indemnification or liability protection in cases when a director or officer was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, but the director’s or officer’s legal defense was nonetheless unsuccessful, should be evaluated on a CASE-BY-CASE basis.
B.	Proxy Contests.
1.	Director Nominees in Contested Elections. Votes in a contested election of directors should be decided on a CASE-BY-CASE basis, with shareholders determining which directors are best suited to add value for shareholders, considering the following factors:
•	Performance of the company relative to its peers

•	Strategic plans of the incumbents and the dissidents

•	Independence of directors/nominees

•	Governance profile of the company

•	Evidence of management entrenchment

•	Experience and skills of board candidates

•	Responsiveness to shareholders

•	Whether takeover offer has been rebuffed
If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested.
2.	Non-Director Voting Items. Votes on matters other than election of directors in proxy contests should be decided on a CASE-BY-CASE basis, even if such matters would otherwise be routine voting items under this policy.
3.	Reimbursing Proxy Solicitation Expenses. In cases where Artisan Partners votes in favor of the dissidents, it also votes FOR reimbursing proxy solicitation expenses. Otherwise, voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.
C.	Mergers and Corporate Restructuring.
1.	Mergers and Acquisitions, Asset Purchases and Asset Sales. Votes on mergers and acquisitions, issuance of securities to facilitate mergers and acquisitions, asset purchases and asset sales should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by considering, as applicable:
•	Strategic rationale for the transaction and financial and operational benefits
•	Offer price (cost vs. premium) and market reaction

•	How the transaction was negotiated and the process

•	Changes in corporate governance and their impact on shareholder rights

•	Conflicts of interest
2.	Conversion of Securities and Corporate Reorganizations. Votes on proposals regarding conversion of securities and corporate reorganizations are determined on a CASE-BY-CASE basis by considering, as applicable:
•	Dilution to existing shareholders’ position

•	Conversion price relative to market value

•	Financial issues

•	Control issues

•	Termination penalties

•	Terms of the offer

•	Management’s efforts to pursue other alternatives

•	Conflicts of Interest
3.	Formation of Holding Company. Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis by considering:
•	Reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company
4.	Going Private Transactions (LBOs and Minority Squeezeouts). Vote on going private transactions on a CASE-BY-CASE basis, taking into account:
•	Offer price/premium

•	Fairness opinion

•	How the deal was negotiated

•	Other alternatives/offers considered

•	Non-completion risk

•	Conflicts of interest

5.	Issuance of Warrants/Convertibles/Debentures. Votes on proposals regarding issuance of warrants, convertibles and debentures should be determined on a CASE-BY-CASE basis by considering:
•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest
6.	Joint Ventures. Vote CASE-BY-CASE on proposals to form joint ventures, taking into account:
•	Percentage of assets/business contributed

•	Percentage ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk
7.	Liquidations. Votes on liquidations should be determined on a CASE-BY-CASE basis after reviewing:
•	Management’s efforts to pursue other alternatives

•	Appraisal value of the assets

•	Compensation plan for executives managing the liquidation
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
8.	Private Placements. Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis by considering:
•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues
•	Conflicts of interest
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
9.	Prepackaged Bankruptcy Plans. Vote on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a CASE-BY-CASE basis, after evaluating:
•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
10.	Recapitalizations. Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account:
•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms, including fairness opinion

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered
11.	Spinoffs. Votes on spinoffs should be considered on a CASE-BY-CASE basis, considering:
•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Benefits that the spinoff may have on the parent company

•	Valuation of spinoff

•	Conflicts of interest

•	Any changes in corporate governance and their impact on shareholder rights
•	Change in the capital structure
D.	Antitakeover Defenses.
1.	Fair Price Provisions. Votes on proposals to adopt fair price provisions or opt out of state fair price provisions are determined on a CASE-BY-CASE basis giving consideration to the following factors:
•	Percentage of outstanding shares that an acquirer must obtain before triggering the defense

•	Formula employed in determining fair price

•	Vote needed to overcome the board’s opposition to the acquisition

•	Vote required to repeal or amend the fair pricing provision

•	Size of the block of shares controlled by officers, directors, and their affiliates

•	Other takeover provisions

•	Company history relating to premium acquisition offers
2.	Greenmail. Votes on anti-greenmail proposals which are bundled with other charter or bylaw amendments should be determined on a CASE-BY-CASE basis after determining whether the overall effect of the proposal is positive or negative for shareholders.
3.	Poison Pills (Shareholder Rights Plans). Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
•	20% or higher flip-in or flip-over
•	Two to three year sunset provision
•	No dead-hand, slow-hand, no-hand or similar features
•	Shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
4.	Shareholders’ Ability to Call Special Meetings. Votes on proposals to restrict or prohibit shareholders’ ability to call special meetings or to remove restrictions on the right of shareholders to act independently of management should be evaluated on a CASE-BY-CASE basis.
E.	State or Country of Incorporation.
1.	State Takeover Statutes. Votes on proposals to opt in or out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pills endorsements, severance pay and labor contract provisions, anti-

greenmail provisions and disgorgement provisions) should be considered on a CASE-BY-CASE basis.
2.	Reincorporation Proposals. Votes on proposals to change a company’s state or country of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns:
•	Reasons for reincorporation
•	Comparison of company’s governance provisions prior to and following the transaction
•	Comparison of corporation laws of original state or country and destination state or country
F.	Capital Structure.
1.	Common Stock Authorization. Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by ISS.

2.	Preferred Stock. Votes on proposals to increase the number of shares of blank check preferred shares are determined on a CASE-BY-CASE basis after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

3.	Reverse Stock Splits. Votes on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by ISS.

4.	Preemptive Rights. Votes regarding shareholder proposals seeking preemptive rights should be determined on a CASE-BY-CASE basis after evaluating:
•	The size of the company

•	The shareholder base

•	The liquidity of the stock
5.	Tracking Stock. Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against the following factors:
•	Adverse governance changes
•	Excessive increases in authorized capital stock
•	Unfair method of distribution
•	Diminution of voting rights

•	Adverse conversion features
•	Negative impact on stock option plans
•	Other alternatives such as a spinoff
G.	Executive and Director Compensation.
1.	Bundled Compensation. Votes on non-executive director compensation proposals that include both cash and share-based components as well as proposals that bundle compensation for both non-executive and executive directors into a single resolution are determined on a CASE-BY-CASE basis.

2.	Compensation Plans. Votes on compensation plans for executives and directors are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

3.	Remuneration Report. Votes on an issuer’s compensation policy as set out in a remuneration report are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

4.	Stock Plans in Lieu of Cash. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS. Votes on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

5.	Management Proposals Seeking Approval to Reprice Options. Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange and treatment of surrendered options

•	Option vesting period and term of the option

•	Exercise price

•	Participants
6.	Employee Stock Purchase Plans. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis, by considering the following factors:
•	Purchase price compared to fair market value

•	Offering period
•	Potential voting power dilution
7.	Incentive Bonus Plans and Tax Deductibility Proposals. Votes on new or amended plan proposals containing evergreen provisions should be considered on a CASE-BY-CASE basis. Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

8.	Shareholder Proposals Regarding Executive and Director Pay. Vote on a CASE-BY-CASE basis for all shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers’ compensation, pay level versus industry-typical compensation, and long term corporate outlook.

9.	Golden and Tin Parachutes. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes (severance plans that cover senior level executives of a firm in the event that the firm undergoes a change in control) or tin parachutes (severance plans that cover all of the employees of a company in the event it undergoes a change in control). An acceptable parachute should include the following:
•	The parachute should be less attractive than an ongoing employment opportunity with the firm; and
•	The triggering mechanism should be beyond the control of management.
H.	Bundled Proposals. Vote bundled or “conditioned” proposals on a CASE-BY-CASE basis taking into account the aggregate effect of the items.

APPENDIX B
PROXY VOTING COMMITTEE
Lawrence A. Totsky
Gregory K. Ramirez
Sarah A. Johnson
Jasna B. Dolgov
James S. Hamman, Jr.

B-1

APENDIX C
Proxy Voting Committee
Meeting Review
For votes on issues other than routine or corporate administrative items (as described in the Guidelines), Artisan Partners’ Proxy Voting Policy requires a Proxy Administrator to contact the investment team(s) whose portfolio(s) hold the subject security to ascertain the team’s recommendation with respect to the vote. In addition, the Policy permits portfolio managers to submit recommendations for proxy votes for items not covered in the Guidelines or that are contrary to the Guidelines to the Proxy Voting Committee. The Committee is then responsible for reviewing the recommendation and determining the vote to be cast. The Proxy Voting Policy also requires that all votes taken with respect to Identified Issuers be presented to the Committee for review and determination as to the votes to be cast. In order to facilitate the process of reviewing an investment team’s recommendation and/or a vote relating to an Identified Issuer, the Proxy Administrator shall complete the form below and provide it to the administrative assistant of the legal and compliance group. The administrative assistant will forward the form to members of the Committee, who will review it in connection with their convening a meeting.

PART I
Issuer	>5% holding?
Ticker	Identified Issuer?
Meeting Date	Documents
Cutoff Date	Record Date
Meeting ID	Administrator
Type Country	Strategy

PART II
All Routine Items?	Non Routine Items:
Sent to Team on	Notes:
Sent to	Committee Review
Received Response	Committee Meeting
PART III
Describe below the recommended vote(s), together with the relevant factors the team considered related to the recommended vote.

Describe below the final voting recommendation of all items.

Approved by:	Date:

C-1

Proxy Voting
BHMS has the responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about the Firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.
BHMS retains Glass Lewis & Co., a proxy service provider, for corporate governance research and generally uses the proxy service provider’s policy recommendations unless a decision is made to override a specific issue. The director of equity operations, who serves as a proxy coordinator, will review each proxy for each company to ensure that all votes are in the best interest of the beneficial owners.
Proxy Oversight Committee
❖	BHMS’ Proxy Oversight Committee reviews and reevaluates the proxy service provider’s policies. Policy modifications and updates implemented by the proxy service provider will be reviewed by the Proxy Oversight Committee on an on-going basis to ensure that all proxy voting decisions are in the best interests of the beneficial owner.

❖	The Proxy Oversight Committee includes three portfolio managers, four research analysts and two proxy coordinators. Research analysts participate based on industry coverage.
Conflicts of Interest
❖	All proxies will be voted uniformly in accordance with the proxy service provider’s recommendations unless BHMS overrides a specific issue. This includes proxies of companies that are also clients, thereby eliminating potential conflicts of interest.
BHMS has adopted written procedures to implement the Firm’s policy, and a review process to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate, including:
❖	BHMS sends a daily electronic transfer of all stock positions to the proxy service provider.

❖	The proxy service provider identifies all accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

❖	Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.

❖	Domestic Equity Accounts

The proxy coordinators review each proposal and evaluate the proxy service provider’s recommendations. If further research is required, the proxy coordinators will direct the proxy service provider’s research to the analyst following the security. Generally, proposals are voted in accordance with the proxy service provider’s recommendations unless BHMS overrides a specific issue. The proxy coordinator sends all voting decisions to the proxy service provider through its secure, proprietary, online system.

International Value and Diversified Small Cap Value Accounts

All proxies are voted uniformly in accordance with the proxy service provider’s recommendations.

❖	The proxy service provider verifies that every vote is received, voted, and recorded.

❖	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing the number of shares voted and disclosing how each proxy was voted.

❖	All voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

❖	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900

1

or by e-mailing: clientservices@barrowhanley.com.

❖	BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine whether the Firm or any of its employees have any financial, business, or personal relationship with the issuer.

❖	If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict with the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

❖	BHMS will maintain a record of the voting resolution of any conflict of interest.

❖	The proxy coordinators shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
♦	These policies and procedures and any amendments;

♦	A record of each vote cast; and

♦	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision.
The director of equity operations, who serves as a proxy coordinator, is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining the Firm’s voting guidelines in its procedures.

2

BLACKROCK

Proxy voting guidelines for U.S. securities

March 2011

Contents

Introduction	5

Voting guidelines	5

- Boards and directors	5

- Auditors and audit-related issues	10

- Capital structure proposals	10

- Mergers, asset sales, and other special transactions	12

- Remuneration and benefits	13

- Social, ethical and environmental issues	15

- General corporate governance matters	16

These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles — 2011.
Introduction
BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context for U.S. Securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.
Voting guidelines
These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.
The six key themes are:
▶	Boards and directors

▶	Auditors and audit-related issues

▶	Capital structure, mergers, asset sales and other special transactions

▶	Remuneration and benefits

▶	Social, ethical and environmental issues

▶	General corporate governance matters
Boards and directors
Director elections
BlackRock generally supports board nominees in most uncontested elections. BlackRock may withhold votes from certain directors on the board or members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:
▶	The independent chair or lead independent director and members of the governance committee, where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.

▶	The independent chair or lead independent director and members of the governance committee, where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.

▶	An insider or affiliated outsider who sits on any of the board’s key committees (i.e., audit, compensation, nominating and governance), which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.

▶	Members of the audit committee during a period when the board failed to facilitate quality, independent auditing, for example, if substantial accounting irregularities suggest insufficient oversight by that committee.

▶	Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.

▶	Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.

▶	Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.

▶	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board member(s) at the most recent election of directors have received withhold votes from more than 30% of shares voting and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.

▶	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.

▶	Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.

▶	Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.

▶	Where a director has a pattern over a period of years of attending less than 75% of combined board and applicable key committee meetings.

▶	Where a director has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director will be able to commit sufficient focus and time to a particular company (commonly referred to as “over-boarding”). While each situation will be reviewed on a case-by-case basis, BlackRock is most likely to withhold votes for over-boarding where a director is: 1) serving on more than four public company boards; or 2) is a chief executive officer at a public company and is serving on more than two public company boards in addition to the board of the company where they serve as chief executive officer.
If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding a committee or committee chair, we generally register our concern by withholding votes from all members of the relevant committee who are subject to election that year.
Director independence
We expect that a board should be majority independent. We believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests. Common impediments to independence in the U.S. include but are not limited to:
▶	Employment by the company or a subsidiary as a senior executive within the previous five years

▶	Status as a founder of the company

▶	Substantial business or personal relationships with the company or the company’s senior executives within the past three years

▶	Family relationships with senior executives of the company

▶	An equity ownership in the company in excess of 20%
Age limits / term limits
We typically oppose limits on the pool of directors from which shareholders can choose their representatives, especially where those limits are arbitrary or unrelated to the specific performance or experience of the director in question.

Board size
We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.
Classified board of directors/staggered terms
A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).
We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we may be required to register our concerns through our vote on the directors who are subject to election that year (see “Director elections” for additional detail). Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years. Therefore, we typically vote against classification and for proposals to eliminate board classification.
Contested director elections
Most director elections are not competitive, but shareholders are sometimes presented with competing slates of director candidates. Generally, such proxy contests are the result of a shareholder (or group of shareholders) seeking to change the company’s strategy or address failures in the board’s oversight of management. The details of proxy contests are assessed on a case-by-case basis. We evaluate a number of factors, which may include, but are not limited to: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissidents represent the best option for enhancing long term shareholder value.
Cumulative voting for directors
Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.
We typically oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility. We may support cumulative voting proposals at companies where the board is not majority independent.

Director compensation and equity programs
We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company’s long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances. As discussed in further detail under the heading “Equity compensation plans” below, we believe that companies should prohibit directors from engaging in transactions with respect to their long term compensation that might disrupt the intended economic alignment between equity plan beneficiaries and shareholders.
Indemnification of directors and officers
We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company’s ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.
Majority vote requirements
BlackRock generally supports proposals seeking to require director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. We note that majority voting is not appropriate in all circumstances, for example, in the context of a contested election. We also recognize that some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast, and we believe that such a requirement can be generally equivalent to a majority voting regime. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.
Separation of chairman and CEO positions
We believe that independent leadership is important in the board room. In the US there are two commonly accepted structures for independent board leadership: 1) an independent chairman; or 2) a lead independent director. We generally consider the designation of a lead independent director as an acceptable alternative to an independent chair if the lead independent director has a term of at least one year and has powers to: 1) set board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Where a company does not have a lead independent director that meets these criteria, we generally support the separation of chairman and CEO.
Shareholder access to the proxy
We believe that shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing. We take particular note of cases involving significant financial restatements or material weakness disclosures.
The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.
From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.
Capital structure proposals
Blank check preferred
We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.
Equal voting rights
BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.
However, when a shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether this action is warranted at that company at that time, and whether the cost of restructuring will have a clear economic benefit to shareholders. We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.
Increase in authorized common shares
BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders.
Increase or issuance of preferred stock
These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.
Stock splits and reverse stock splits
We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Mergers, asset sales, and other special transactions
In reviewing merger and asset sale proposals, BlackRock’s primary concern is the best long-term economic interests of shareholders. While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:
▶	For mergers and asset sales, we assess the degree to which the proposed transaction represents a premium to the company’s trading price. In order to filter out the effects of pre-merger news leaks on the parties’ share prices, we consider a share price from multiple time periods prior to the date of the merger announcement. In most cases, business combinations should provide a premium. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply.

▶	There should be a favorable business reason for the combination.

▶	Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests in a given transaction appear likely to affect their ability to place shareholders’ interests before their own.

▶	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions.
Poison pill plans
Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.
Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.
Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable ‘qualifying offer clause.’ Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

Reimbursement of expenses for successful shareholder campaigns
Proxy contests and other public campaigns can be valuable mechanisms for holding boards of underperforming companies accountable to their shareholders. However, these campaigns can also lead to unwarranted cost and distraction for boards and management teams, and may be imposed by investors whose interests are not aligned with other investors. Therefore, we generally do not support proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign, as we believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.
Remuneration and benefits
We note that there are both management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.
Advisory resolutions on executive compensation (“Say on Pay”)
In cases where there is a Say on Pay vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the wealth profiles of the executives they seek to incentivize, the appropriate performance measures for the company, and other issues internal and/or unique to the company. We also believe that shareholders can express concern regarding executive compensation practices through their vote on directors, and our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee. As a result, our Say on Pay vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions.
Advisory votes on the frequency of Say on Pay resolutions (“Say When on Pay”)
BlackRock will generally opt for a triennial vote on Say on Pay. We believe that shareholders should undertake an annual review of executive compensation and express their concerns through their vote on the members of the compensation committee. As a result, it is not necessary to hold a Say on Pay vote on an annual basis, as the Say on Pay vote merely supplements the shareholder’s vote on Compensation Committee members.

Claw back proposals
Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting, regardless of that particular executive’s role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.
Employee stock purchase plans
An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified ESPP proposals.
Equity compensation plans
BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. We believe that boards should establish policies prohibiting use of equity awards in a manner that could disrupt the intended alignment with shareholder interests, for example: use of the stock as collateral for a loan; use of the stock in a margin account; use of the stock (or an unvested award) in hedging or derivative transactions. We may support shareholder proposals requesting the board to establish such policies.
Our evaluation of equity compensation plans in a post-expensing environment is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the ongoing increase of shares reserved without shareholder approval. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.
Golden parachutes
Golden parachutes provide for compensation to management in the event of a change in control.
We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval. In particular, we generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s current compensation.

We generally view golden parachutes as encouragement to management to consider proposals that might be beneficial to shareholders. When determining whether to support or oppose an advisory vote on a golden parachute plan (“Say on Golden Parachutes”), we normally support the plan unless there is clear evidence of excess or abuse.
Option exchanges
BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.
Pay-for-Performance plans
In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the Company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.
Pay-for-Superior-Performance
These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement.
Supplemental executive retirement plans
BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Social, ethical and environmental issues
See “Global Corporate Governance and Engagement Principles.”

General corporate governance matters
Adjourn meeting to solicit additional votes
We generally support such proposals when the agenda contains items that we judge to be in shareholders’ best long-term economic interests.
Bundled proposals
We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.
Confidential voting
Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. We generally support proposals to allow confidential voting. However, we will usually support suspension of confidential voting during proxy contests where dissidents have access to vote information and management may face an unfair disadvantage.
Other business
We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.
Reincorporation
Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections or cost savings. Where cost savings are the sole issue, we will typically favor reincorporating. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we will support reincorporation if we determine that the overall benefits outweigh the diminished rights.
Shareholders’ right to act by written consent
In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to initiate the consent solicitation process, and support from a minimum of 50% of outstanding shares is required to effectuate the action by written consent. We believe that such thresholds are necessary in order to avoid the waste of corporate resources in addressing narrowly supported interests. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or recommends thresholds for action that we believe are too low.
Shareholders’ right to call a special meeting
In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to agree to such a meeting before it is called, in order to avoid the waste of corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others.
Simple majority voting
We generally favor a simple majority voting requirement to pass proposals. Therefore we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may therefore support supermajority requirements in those situations.

Amended and Restated: March 26, 2010
Calamos Advisors LLC
Calamos Partners LLC
Calamos Wealth Management LLC
Proxy Voting Policies and Procedures
Introduction
Calamos Advisors LLC, Calamos Partners LLC and Calamos Wealth Management LLC (hereinafter collectively referred to as “Calamos”), as an investment adviser to clients who have granted them proxy voting discretion (including, in the case of Calamos Advisors LLC the Calamos mutual funds and closed-end funds (the “Funds”)), have adopted these proxy voting policies and procedures to help satisfy its fiduciary duties relating to proxy voting. Calamos recognizes the importance of maximizing and protecting the interests of its clients through its voting practices and of helping build stronger corporate governance within the companies in which its clients invest. To that end, these policies and procedures seek to further the voting of proxies in the best interests of our clients as investors.
Calamos has adopted and implemented these policies and procedures which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
Responsibility of Calamos to Vote Proxies
Calamos has assigned its administrative duties with respect to the analysis and voting of proxies to its Risk Management Group within the Portfolio Management Department (“Proxy Group”) and administrative processing to its Corporate Actions Group (“Corporate Actions”) within the Operations Department. Additionally, to assist in analyzing, voting, administration, and reporting its proxy voting obligations, Calamos subscribes to a supplementary unaffiliated third party corporate proxy research service (“Proxy Voting Service(s)”) that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping, voting, administration, reporting, and vote disclosure services. In addition, this service facilitates the voting of each proxy in accordance with our proxy voting policy. The Proxy Group is responsible for maintaining oversight of all facets of the processes described above.
As a matter of policy, the officers, directors and employees of Calamos and the Proxy Group will not be influenced by outside sources whose interests may conflict with the interests of Advisory Clients. Calamos votes each proxy while the Proxy Voting Service ensures that the decisions are implemented for each client. Calamos will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise. All proxies will be voted based upon Calamos’ instructions and/or policies.

Responsibility and Oversight
Calamos has delegated its duties with respect to analysis and voting of proxies to its Proxy Group. The Proxy Group’s responsibilities consist of ensuring proxy statements of issuers whose stock is owned by any client (including the Calamos Funds and any separate accounts managed by Calamos) are voted according to our proxy policy. Unless otherwise directed by the client, the Proxy Group seeks to vote all proxies in the best interests of the client in terms of the perceived effect of the vote on the value of the client’s investment. The Proxy Group shall have responsibility for: i) voting the proxies of clients subject to these Policies and Procedures; (ii) overseeing the outside proxy administrator; (iii) implementing these Policies and Procedures; (iv) consulting with analysts for the relevant portfolio security (and the Proxy Committee if necessary); and (v) maintaining proxy voting records.
Based on the instruction provided by the Proxy Group and/or the principles inherent in our proxy policy, Corporate Actions will vote and process proxies. Proxies are voted solely in the interests of, the Calamos Funds, separate account clients, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility to Calamos. Corporate Actions shall have responsibility for: (i) identifying potential conflicts of interest and reporting them to the Proxy Review Committee; (ii) maintaining appropriate records pursuant to these procedures and applicable SEC rules; (iii) monitoring proxies are voted as directed by the Proxy Group or Proxy Review Committee; and (iv) ensuring that the voting process is timely.
Limitations Relating to Proxy Voting
Voting of Proxies on Securities Not Held. The Proxy Group will also decide whether to vote proxies for securities that are sold following a record date, but before a shareholder meeting date. In most cases, Calamos will vote all proxies received for securities not held on the shareholder meeting date. The Proxy Group considers various factors in deciding whether to vote such proxies, including Calamos’ long-term view of the issuer’s securities for investment.
Securities Lending. Certain Calamos Funds and Advisory Client accounts may participate in securities lending programs with various counterparties. If a fund or account participates in a securities lending program, the Proxy Group may attempt to recall the portfolio securities and vote proxies relating to such securities under certain circumstances. For example, if the Proxy Group determines that the votes involve matters that could have a material effect on the fund’s or account’s investment in such loaned securities. There can be no guarantee that any such securities can be retrieved for such purpose. With respect to securities lending transactions, the Proxy Group seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. As a result, Calamos generally will not attempt to recall portfolio securities to vote proxies relating to routine matters.
Fund of Funds. Calamos Multi-Fund Blend is structured as a fund of funds and invests its assets in shares of other Calamos Funds. The Proxy Group will vote Calamos Multi-Fund Blend shares in the underlying Calamos Funds in the same proportion as the vote of all other shareholders in the underlying Calamos Fund.
Securities of Foreign Issuers. In certain foreign jurisdictions the voting of proxies on portfolio securities may result in additional restrictions that may have an economic impact or cost to the security holder. We believe that in some instances the best interest of our clients is served by abstaining or not voting such proxies. Examples of issues unique to foreign securities include, but are not limited to, the following

(i)	Share Blocking. In certain non-U.S. jurisdictions, a security holder that votes a proxy is prohibited from selling the security until the meeting for which the proxy has been voted is completed. This period of time may range from days to weeks. Since this blocking of sales prevents the sale of a security regardless of market conditions and developments, we believe it increases risk. Therefore, it often may be in the best interests of our investors not to vote such proxies. Whether we vote such proxies will be determined on a case by case basis.

(ii)	Lack of Notice or Information. Foreign regulations do not standardize the notification period for a proxy vote. In some instances, the notice period is so short that we cannot research the issues presented. In instances where we have insufficient notice to permit us to cast a reasoned vote, we will abstain from voting on particular issues or not vote at all.
Conflicts of Interest
A.	Identification of Conflicts of Interest. All conflicts of interest will be resolved in the interests of the Advisory Clients. Calamos makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
(i)	The issuer is a client of Calamos or its affiliates;

(ii)	The issuer is a vendor whose products or services are material or significant to the business of Calamos or its affiliates;

(iii)	The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Calamos or its affiliates (e.g., a broker, dealer or bank);

(iv)	An employee of Calamos or its affiliates, also serves as a director or officer of the issuer;

(v)	A director of Calamos Asset Management, Inc. or a Trustee of a Calamos Fund, also serves as an officer or director of the issuer; or

(vi)	The issuer is Calamos Asset Management, Inc. or any of its proprietary investment products.
Material conflicts of interest are identified based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.

B.	Establishment and Operation of Proxy Review Committee. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by Calamos, if any, to a Proxy Review Committee comprised of representatives from Portfolio Management (which may include portfolio managers and/or research analysts employed by Calamos), Operations, Legal and Compliance Departments within Calamos for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of its proxy voting service, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.

The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Calamos’ clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Calamos’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

C.	Records of Corporate Actions. Corporate Actions will prepare a Conflicts Report for each situation where a material conflict of interest is identified that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Calamos (other than routine communications from proxy solicitors) with respect to the proposal not otherwise reported. The Conflicts Report will also include written confirmation that any recommendation provided under circumstances where a conflict of interest is found to exist was made solely on the investment merits and without regard to any other consideration.
General Proxy Voting Guidelines
In keeping with its fiduciary obligations to its Advisory Clients, Calamos has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Calamos may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Calamos anticipate all future situations. Corporate governance issues are diverse and continually evolving and Calamos devotes significant time and resources to monitor these changes. Calamos generally will vote proxies for securities over which we do not have trading authority that may be held in Advisory Client accounts.
Calamos’ proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Calamos’ organization, including Portfolio Management, Legal, Compliance, and Calamos’ officers. The Board of Trustees of the Calamos Funds is asked to approve the proxy voting policies and procedures annually.
One of the primary factors Calamos considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Calamos considers in determining how proxies should be voted. However, Calamos does not consider recommendations from management to be determinative of Calamos’ ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Calamos will not support the position of a company’s management in any situation where it determines that the support of management’s position would adversely affect the investment merits of owning that company’s shares.

The following guidelines reflect what Calamos believes to be good corporate governance and behavior:
1.	Corporate Governance and Structure
a.	Board of Directors/Trustees. The election of directors and an independent board are vital to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although we will examine board member elections on a case-by-case basis, Calamos generally supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. For all other votes regarding boards of directors, we will vote on a case-by-case basis.

b.	Ratification of Auditors. As needed, Calamos will examine proposals relating to non-audit relationships and non-audit fees. Calamos will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

c.	Merger, Acquisitions, Reincorporation and Other Transactions. Companies ask their shareholders to vote on an enormous variety of different types of transactions, including mergers, acquisitions, reincorporations and reorganizations involving business combinations, liquidations and the sale of all or substantially all of a company’s assets. Voting on such proposals involves considerations unique to each transaction. Therefore, we will vote on proposals to effect these types of transactions on a case-by-case basis.

d.	Anti-Take Over Measures and Shareholder Voting Rights. Calamos generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Calamos conducts an independent review of each anti-takeover proposal. On occasion, Calamos may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Calamos generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Calamos will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Calamos will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

e.	Capital Structure. Calamos realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. In general Calamos respects management’s capital structure judgment and forecasting abilities. As needed, and with collaboration from our research analysts, Calamos will carefully review material proposals by companies to increase authorized shares and the purpose for the increase.

f.	Social and Corporate Policy Issues. As a fiduciary, Calamos is primarily concerned about the financial interests of its Advisory Clients. Calamos will generally give management discretion with regard to social, environmental and ethical issues although Calamos may vote in favor of proposals regarding those issues that are believed to have significant economic benefits or implications.

g.	Global Corporate Governance. Calamos manages investments in countries worldwide. Many of the tenets discussed above are applied to Calamos’ proxy voting decisions for international investments. However, Calamos must be flexible in these worldwide markets and must be mindful of the varied market practices of each region.
2.	Executive Compensation and Option Plans. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Accordingly, proxy votes should be used to encourage the use of reasonably designed compensation plans that promote such alignment by providing officers and employees with an incentive to increase shareholder value. Calamos evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Calamos may review its proxy voting service’s analysis to assess such plans. Severance compensation arrangements will be reviewed on a case-by-case basis, although Calamos will oppose “golden parachutes” that are considered excessive. Calamos will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

3.	Other Business Matters Many proxy statements include the approval of routine business matters, such as changing the company’s name, and procedural matters relating to the shareholder meetings. Generally these routine matters do not materially affect shareholder interests adversely and are best left to the board of directors and senior management of the company. Thus, we will generally vote for board-approved proposals seeking to approve such matters.
Record Retention and Disclosure
A.	Record Retention. The Adviser shall be responsible for collecting and maintaining proxy related information on each vote cast as required by applicable law unless such function is outsourced. Such information shall include (i) the name of the shareholder whose proxy is being voted; (ii) the name of the company; (iii) the exchange ticker symbols of the company; (iv) Security Identifier; (v) proxy statements; (vi) shareholder meeting date; (vii) brief identification of the matter voted on; (viii) whether the matter was proposed by the company or by a security holder; (ix) whether a vote was cast on the matter; (x) how the vote was cast (e.g., for or against proposal, or abstained, for or withheld regarding election of directors); (xi) whether the vote was cast for or against management; (xii) Conflicts Reports; and (xiii) any information created by Calamos or a third party needed by the Committee to make a voting determination. The above information shall be maintained in an easily accessible place for a period of not less than six years from the end of the fiscal year in which the information was created, with the first two years in an appropriate office of Calamos unless record retention is outsourced.
B.	Disclosure. The Adviser shall be responsible for appropriately disclosing proxy voting information, including these policies and procedures, the voting guidelines and the voting records of the Funds or clients as may be required by applicable law. Corporate Actions, in conjunction with legal staff responsible for coordinating Calamos Fund disclosure, will file all required Forms N-PX, on a timely basis with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC. Corporate Actions, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.
Reports to the Funds’ Boards and Non-Investment Company Clients of Calamos
Corporate Actions shall provide proxy information to each Board of Trustee of the Funds as such Board may request from time to time.
For non-investment company clients of Calamos, Corporate Actions shall appropriately respond in writing to all written client requests for information on how it voted on behalf of the client. Such written request along with any written response to such written request or oral client request shall be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year, with the first two years in an appropriate office of Calamos.

PROXY VOTING POLICY
2011
I. Procedures
Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.
For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.
In addition to voting proxies for clients, Columbus Circle:
1)	provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV Part 2 Brochure, which is available to any clients upon request;
2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;
3)	keeps records of proxy voting available for inspection by each client or governmental agencies — to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains processes to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;
Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.

II. Voting Guidelines
Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.
To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle’s client portfolios which provide information for appropriate monitoring of such delegated responsibilities.
Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’ proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.
A. Management Proposals:
1. When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.
♦	“Normal” elections of directors

♦	Approval of auditors/CPA

♦	Directors’ liability and indemnification

♦	General updating/corrective amendments to charter

♦	Elimination of cumulative voting

♦	Elimination of preemptive rights

2. When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:
♦	Capitalization changes that eliminate other classes of stock and voting rights

♦	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

♦	Stock purchase plans with an exercise price of not less than 85% FMV

♦	Stock option plans that are incentive based and not excessive

♦	Reductions in supermajority vote requirements

♦	Adoption of antigreenmail provisions
3. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:
♦	Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

♦	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

♦	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

♦	Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

♦	Classified or single-slate boards of directors

♦	Reincorporation into a state that has more stringent anti-takeover and related provisions

♦	Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

♦	Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

♦	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

♦	Amending articles to relax quorum requirements for special resolutions

♦	Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

♦	Re-election of director(s) who holds offices of chairman and CEO

♦	Re-election of director(s) who serve on audit, compensation and nominating committees

♦	Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

♦	Adoption of option plans/grants to directors or employees of related companies

♦	Lengthening internal auditors’ term in office to four years
4. When voting on Say on Pay, Say on Frequency and Say on Golden Parachute issues generally vote affirmatively
♦	In support of annual advisory shareholder votes and in support of management compensation not deemed excessive
B. Shareholder Proposals:
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.
1. When voting shareholder proposals, in general, initiatives related to the following items are supported:
♦	Auditors should attend the annual meeting of shareholders

♦	Election of the board on an annual basis

♦	Equal access to proxy process

♦	Submit shareholder rights plan poison pill to vote or redeem

♦	Undo various anti-takeover related provisions

♦	Reduction or elimination of super-majority vote requirements

♦	Anti-greenmail provisions

♦	Submit audit firm ratification to shareholder votes

♦	Audit firm rotations every five or more years

♦	Requirement to expense stock options

♦	Establishment of holding periods limiting executive stock sales

♦	Report on executive retirement benefit plans

♦	Require two-thirds of board to be independent

♦	Separation of chairman and chief executive posts
2. When voting shareholder proposals, in general, initiatives related to the following items are not supported:
♦	Requiring directors to own large amounts of stock before being eligible to be elected

♦	Restoring cumulative voting in the election of directors

♦	Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

♦	Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

♦	Restrictions banning future stock option grants to executives except in extreme cases
3. Additional shareholder proposals require case-by-case analysis
♦	Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

♦	Requirements that stock options be performance-based

♦	Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

♦	Shareholder access to nominate board members

♦	Requiring offshore companies to reincorporate into the United States
Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.
Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company’s policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle’s staff participates in national forums and maintains contacts with corporate representatives.

III. Conflicts of Interest
Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.
Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.
In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

FIDUCIARY MANAGEMENT, INC. (FMI)
Statement on Proxy Voting Policies and Voting Procedures
(Effective as of 12/31/2008)
Policies
Fiduciary Management, Inc. (“FMI”) will vote proxies in a manner that we feel best protects the interests of the common shareholder. We will look critically upon any issue or vote that will limit or reduce the prerogatives and/or influence of the common shareholders. The following statement of policies is couched in terms of our general posture on various issues, recognizing that there are always exceptions.
Administrative Issues
We will generally vote in favor of the re-election of directors and the appointment of actuaries, auditors, and similar professionals. We will also vote in favor of programs of indemnification of directors, which are consistent with common practice. The changing of auditors raises a yellow flag, and we try to determine the reasons for any change. If the change results from a dispute between the company and the auditors, and we feel the auditor’s position is correct, we will vote against making a change.
Management Entrenchment Issues
We will generally vote against any proposal or policy that seeks to prevent the takeover of a company that is in receipt of a bona fide offer, whether friendly or otherwise. Such anti-takeover policies may include, but are not limited to poison pill, super-majority voting, golden parachute arrangements, and staggered board arrangements, where that represents a change from a standard board. We will generally vote in favor of maintaining preemptive rights for shareholders, one share/one vote, and cumulative voting rights. Generally we will support proposals calling for majority vote for directors and separation of the Chairman and CEO roles.
We will tend to vote against creation of classes of stock with superior voting rights, which protect management’s voting control despite reduced financial commitment of management to the company. We will evaluate proposals, such as changing state of incorporation, fiscal year, or corporate charter, in light of specific circumstances prompting the proposal, to determine whether the proposed change would reduce shareholders’ rights.
Mergers and Acquisitions
Voting on mergers, acquisitions, or spin-offs requires an evaluation of the impact of those transactions upon the company, and we will vote based upon our assessment of what is best for the company and therefore the shareholders. With respect to a proposed takeover of the company, we initially evaluate an offer for the company in terms of the fairness of the price. We do this in the context of a two- to three-year time horizon to avoid selling at a premium over a temporarily depressed stock price. We would generally vote in favor of offers that represent a fair price, paid either in cash or in exchange for liquid securities of strong acquiring firms. We will oppose offers, which we feel represent an unfair price, and we will oppose offers where shareholders are asked to finance a takeover by taking back debt or preferred stocks of questionable quality. We tend to be skeptical of management-led leveraged buyouts, as we feel it is very difficult for them to be objective as to the value of the company when they are the purchaser.

Management Incentives
We strongly favor programs that encourage outright stock ownership as opposed to conventional option plans. In limited cases, when the options are earmarked for lower level employees and the absolute amount is modest, we will vote affirmatively. We now generally vote against traditional stock option plans. Typical option plans result in a misalignment of management and shareholder interests, due to the asymmetrical risk profile of an option. Since there is no downside risk, managements have an incentive to take excessive risk. In short, executives tend to cease thinking like true owners. We like to see senior and executive level managers own stock in multiples of their annual salary.
Ideally we prefer to see bonuses and incentive awards paid in stock (with a vesting period), rather than cash or options. We look for stock award plans to be based on tangible operating performance metrics, such as return-on-invested capital or profit margin.
Additionally, when we deem a management as excessively compensated, we will likely vote against any kind of additional reward plan, even if the plan by itself looks reasonable.
Social Issues
It is our belief that socially responsible companies have, over time, provided superior investment returns for long-term investors. Fair hiring and inclusiveness with respect to women and minorities create a positive corporate culture that offers greater opportunities for growth for all employees, with concomitant rewards for shareholders of the company. A responsible corporate policy with respect to environmental issues is critical to all of us.
Our general posture with respect to social issues is to support management so long as they are complying with the spirit of the laws and regulations of the United States of America. Shareholder proposals must be considered on a case-by-case basis. The number of specific issues that we have seen raised on proxy votes with respect to social and labor issues are increasing. Since there is much “gray” and little “black and white” with respect to the level of corporate commitment to many of the social issues, and since we are generally supportive of the goals and policies of the companies which we own, we would tend to vote in favor of management on these issues absent evidence that the company is abusing our trust, or direction from our clients to the contrary. If it is the desire of a client to provide input and direction on the voting of proxies with respect to certain issues, we would be more than happy to advise them when such issues arise and to defer to their wishes in voting on those issues.
Conflicts of Interest
When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g., where FMI may receive fees from a company for advisory or other services at the same time that FMI has investments in the stock of that company, we will vote with management on those issues on which brokerage firms are allowed to vote without customer approval under NYSE rules, e.g. directors and auditors. On other issues, we will advise our clients of the conflict, and we will vote as the client directs. If we receive no direction from a client, we will abstain.
Procedures
FMI has the responsibility and authority to vote proxies with respect to the securities under its management unless the right to vote proxies is expressly reserved for the client, plan trustees or other plan fiduciary. FMI will advise the Pension Committee, Board of Trustees, Custodian or

Client to forward all proxy materials to its offices and will take reasonable steps to ensure that they are received. We will review the issues to be voted upon and vote the proxies in accordance with the policies stated above, unless directed otherwise by the client. We will maintain and monitor all meeting, ballot, account and vote information, and make this information available to clients upon request.
In situations where securities held in a portfolio are not generally owned “across the board” in all client accounts with the same investment style, i.e. small holdings, we will vote those proxies based upon the management’s recommendations.
Proxies cannot be voted on any securities that have been loaned out by the client. Where securities have been loaned out and a vote is required regarding a material event, FMI will attempt to recall the loaned security in order to vote the proxy. This does not apply to “small holdings” as defined above.

GlobeFlex Capital, L.P.
Proxy Voting Policy and Procedures
Reviewed & Updated: December 2011
Introduction
When so directed and authorized by clients, GlobeFlex Capital, L.P. (“GlobeFlex) is responsible for voting proxies for securities held in the client accounts. This document sets forth our policies with respect to proxy voting and our procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). Specifically, Rule 206(4)-6 requires that we:
•	adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	address material conflicts that may arise in connection with proxy voting;

•	describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures upon request; and

•	disclose to clients how they may obtain information from us about how we voted proxies for their securities.
Policy
It is the policy of GlobeFlex to vote proxies in the interest of maximizing value for GlobeFlex’s clients. Proxies are an asset of a client, which should be treated by GlobeFlex with the same care, diligence, and loyalty as any asset belonging to a client. To that end, GlobeFlex will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.
GlobeFlex is not required to vote every proxy and such should not necessarily be construed as a violation of GlobeFlex’s fiduciary obligations. GlobeFlex shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when GlobeFlex’s analysis of a particular proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL. Also, if a client participates in securities lending GlobeFlex may not be able to vote proxies of those securities that are on loan.
Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.
Voting Procedures
GlobeFlex subscribes to a third party service provider (“the Service”) with respect to proxy voting. Under a proxy voting agency service agreement, the Service keeps GlobeFlex apprised of shareholder meeting dates of securities holdings, makes copies of proxy materials available for our review upon request, and votes proxies in accordance with our guidelines or instructions. The Service maintains all necessary proxy voting records and, upon request, prepares reports concerning how votes were cast for clients. The Service will be notified of proxy guidelines provided by clients and will be instructed to vote for the specific client according to the custom policies. The Service will keep records of the custom policies and voting history.
When making proxy voting decisions, and except to the extent superseded by client proxy voting policies, GlobeFlex generally adheres to its proxy voting guidelines, which set forth GlobeFlex’s positions on recurring issues. The guidelines are reviewed periodically and updated or revised as necessary. The guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case-by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote. GlobeFlex’s voting decisions are then communicated to the Service.
Although we may consider the Service’s recommendations on proxy issues, GlobeFlex bears ultimate responsibility for proxy voting decisions. For ERISA plans for which GlobeFlex votes proxies, GlobeFlex is not relieved of its fiduciary responsibility by following directions of the Service or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person. In the case of voting proxies for Clients which are publicly traded, GlobeFlex will rely upon the Service’s recommendations, in order to avoid potential or perceived conflicts of interest.
Identifying and Resolving Conflicts of Interest
     Potential conflicts of interest
A potential conflict of interest arises when GlobeFlex has business interests that may not be consistent with the best interests of its client. The following is a non-exhaustive list of potential conflicts of interests that could influence the proxy voting process:
▪	GlobeFlex retains an institutional client, or is in the process of retaining an institutional client that is (or is affiliated with) an issuer that is held in GlobeFlex’s client portfolios.

▪	GlobeFlex retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in GlobeFlex’s client portfolios.

▪	GlobeFlex’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.

▪	A GlobeFlex employee personally owns a significant number of an issuer’s securities that are also held in GlobeFlex’s client portfolios.

     Identifying conflicts of interest
GlobeFlex realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair GlobeFlex’s ability to vote proxies in an objective manner. The CCO will continuously monitor for conflicts. GlobeFlex has also hired a third-party compliance consulting firm, Adviser Compliance Group (ACA). GlobeFlex will consult with ACA and/or outside counsel if any possible conflicts arise. ACA will also review and attempt to identify additional proxy voting conflicts at least annually during its annual review of GlobeFlex.
In addition, any attempts by others within GlobeFlex to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entities outside GlobeFlex to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to the General Partner and legal counsel.
Resolution of conflicts of interest
Our resolution, as mentioned in SEC release number IA-2106, is that, upon detection of a material conflict of interest, the proxy vote in question will be voted in accordance with the pre-determined policy recommendation of our independent, third party service provider.
Recordkeeping
The Service maintains historical proxy records as described in the following section.
Client request to review proxy votes:
▪	Any request, whether written (including e-mail) or oral, received by any Employee of GlobeFlex, must be promptly reported to Client Service. All written requests must be retained in the permanent file.

▪	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, Client Service may distribute to any client requesting proxy voting information the complete proxy voting record of that client for the period requested.

▪	Client Service will furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). GlobeFlex will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

▪	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

     Proxy voting policy and procedures:
▪	GlobeFlex will maintain the current Proxy Voting Policy and Procedures, as well as all past versions for the last 7 years.
     Proxy voting records shall consist of the following:
▪	A record of how GlobeFlex voted client proxies.

▪	Documents prepared or created by GlobeFlex that were material to making a decision on how to vote, or that memorialized the basis for the decision.

▪	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.
Disclosure
GlobeFlex will ensure that Part 2 of Form ADV and private placement memoranda are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how GlobeFlex voted their securities.
Proxy Solicitation
As a matter of practice, it is GlobeFlex’s policy to not reveal or disclose to any client how GlobeFlex may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. GlobeFlex will never disclose such information to unrelated third parties.
The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

24 September 2009

Reformatted Without Change
THE BANK OF NEW YORK MELLON CORPORATION

PROXY VOTING POLICY
1.	Scope of Policy — This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.	Fiduciary Duty — We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective — We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders — We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals — We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues — On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process — Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

8.	Material Conflicts of Interest — We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.	Securities Lending — We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10.	Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.	Disclosure — We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

Appendix A Policy Revision History

	Description		Final	Final
Revision	of		Approval	Approval
Date	Revision	Policy Owner	Date	By
10/24/08	Annual Review No Revisions	BNYM Proxy Policy Committee	10/24/08	BNYM Proxy Policy Committee
9/24/09	Annual Review No Revisions Reformat Corp Template	BNYM Proxy Policy Committee	10/29/09	BNYM Proxy Policy Committee

MONDRIAN INVESTMENT PARTNERS LIMITED
PROXY VOTING POLICIES AND PROCEDURES
March 2012
Introduction
Mondrian Investment Partners Limited (“MIP”) is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). MIP provides investment advisory services to various types of clients such as registered and unregistered Introduction Mondrian Investment Partners Limited (“MIP”) is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). MIP provides investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between MIP and its client or as a result of some other type of specific delegation by the client, MIP is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask MIP to give voting advice on certain proxies without delegating full responsibility to MIP to vote proxies on behalf of the client. MIP has developed the following Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that it votes proxies or gives proxy voting advice that is in the best interests of its clients.
Procedures for Voting Proxies
To help make sure that MIP votes client proxies in accordance with the Procedures and in the best interests of clients, it has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the proxy voting process. The Committee consists of the following MIP personnel (i) two investment staff; (ii) Chief Operating Officer; and (iii) Chief Compliance Officer. The Committee will meet as necessary to help MIP fulfill its duties to vote proxies for clients.
One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the “proxy voting season” and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow MIP to vote proxies in a manner consistent with the goal of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by MIP. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, MIP will vote proxies or give advice on voting proxies generally in accordance with such Procedures.
In order to facilitate the actual process of voting proxies, MIP has contracted with an independent company, RiskMetrics Group (“RMG”), to use its ISS Governance Services (“ISS”). Both RMG and the client’s custodian monitor corporate events for MIP. MIP gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to RMG so that RMG may vote the proxies. On approximately at least a monthly basis, MIP will send RMG an updated list of client accounts and security holdings in those accounts, so that RMG can update its database and is aware of which proxies it will need to vote on behalf of MIP clients. If needed, the Committee has access to these records.
MIP provides RMG with the Procedures to use to analyze proxy statements on behalf of MIP and its clients, and RMG is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, RMG will review the proxy issues and vote them in accordance with MIP’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, RMG will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the “Guidelines”) below. If the Procedures do not address a particular proxy issue, RMG will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by MIP. After a proxy has been voted, RMG will create a record of the vote in order to help MIP comply with their duties listed under “Availability of Proxy Voting Records and Recordkeeping” below. If a client provides MIP with its own proxy voting guidelines, MIP will generally forward the client’s guidelines to RMG who will create specific instructions for that client which Mondrian will follow in order to vote the client’s proxies pursuant to those guidelines.
The Committee is responsible for overseeing RMG proxy voting activities for MIP’s clients and will attempt to ensure that RMG is voting proxies pursuant to the Procedures. There may be times when MIP believes that the best interests of the client will be better served if it votes a proxy counter to RMG recommended vote on that proxy. In those cases, the Committee will generally review the research provided by RMG on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with MIP’s Procedures and in the best interests of the client.
MIP will attempt to vote every proxy which they or their agents receive when a client has given it the authority and direction to vote such proxies. However, there are situations in which MIP may not be able to process a proxy. For example, MIP may not have sufficient time to process a vote because it or its agents received a proxy statement in an untimely manner. Use of a third party service, such as ISS, and relationships with multiple custodians help avoid a situation where MIP is unable to vote a proxy.
Company Management Recommendations
When determining whether to invest in a particular company, one of the factors MIP may consider is the quality and depth of the company’s management. As a result, MIP believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MIP’s votes are cast in accordance with the recommendations of the company’s management. However, MIP will normally vote against management’s position when it runs counter to the Guidelines, and MIP will also vote against management’s recommendation when such position is not in the best interests of MIP’s clients.
Conflicts of Interest
As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of MIP may not be influenced by outside sources who have interests which conflict with the interests of MIP’s clients when voting proxies for such clients. However, in order to ensure that MIP votes proxies in the best interests of the client, MIP has established various systems described below to properly deal with a material conflict of interest.
Most of the proxies which MIP receives on behalf of its clients are voted by RMG in accordance with these pre-determined, pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by RMG going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help MIP vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by RMG pursuant to the pre-determined Procedures, it normally will not be necessary for MIP to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for MIP from the proxy voting process.
In the limited instances where MIP is considering voting a proxy contrary to RMG recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving MIP or affiliated persons of MIP. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in “Procedures for Voting Proxies” above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent analyst to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with MIP’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with RMG original recommendation. Documentation of the reasons for voting contrary to RMG recommendation will generally be retained by MIP.
Availability of Proxy Voting Information and Recordkeeping
Clients of MIP will be directed to their client service representative to obtain information from MIP on how their securities were voted. At the beginning of a new relationship with a client, MIP will provide clients with a concise summary of MIP’s proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part II of MIP’s Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.
MIP will also retain extensive records regarding proxy voting on behalf of clients. MIP will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by RMG or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of MIP’s clients (via ISS); (iv) records of a client’s written request for information on how MIP voted proxies for the client, and any MIP written response to an oral or written client request for information on how MIP voted proxies for the client; and (v) any documents prepared by MIP that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of MIP.
Proxy Voting Guidelines
The following Guidelines summarize MIP’s positions on various issues and give a general indication as to how it will vote shares on each issue. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client’s investments. Although MIP will usually vote proxies in accordance with these Guidelines, it reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, it determines that a client’s best interests would be served by such a vote. Moreover, the list of Guidelines below may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, MIP will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client. In situations where there is an option of confidentiality offered in relation to a specified voting item, MIP will take that offer. MIP’s Guidelines are listed immediately below and are organized by the types of issues that could potentially be brought up in a proxy statement. Due to differences in the various foreign markets in which issuers are located, the Guidelines below are more general in nature. As the issues and requirements in foreign countries may vary from each other, RMG will provide additional country-specific research and recommendations on such issues that can be used in determining how to vote in the best interests of MIP’s clients. The Guidelines are as follows:

INTERNATIONAL
Shareblocking
In a number of countries in which Mondrian invests client assets (including Holland, Italy and France), local laws require the imposition of a trading block on shareholders once they have voted their proxies in relation to companies registered in that country. These trading blocks are usually for a set period and can be for a number of weeks. Mondrian believes that there are situations where it is in the client’s greater interest to retain the ability to sell the shares rather than to participate in the proxy vote. In such countries, provided that the criteria set out below are met, registration to vote for a specific proxy will not be required and Mondrian’s investment analysts will not need to seek the permission of the Proxy Voting Committee for a “no vote” decision. The following criteria must be met before a “no vote” decision may be made:
•	the Mondrian analyst does not consider the proxy items being proposed to be material;

•	a “no vote” decision by Mondrian would be unlikely to impact the outcome of the vote

•	(i.e. the proposals would likely go ahead anyway);

•	the Mondrian analyst is not aware of any conflicts of interest in deciding not to vote;

•	there is a possibility that Mondrian will wish to sell the shares in the near future;

•	the Mondrian analyst is satisfied that by not voting the clients would not be disadvantaged relative to the risk of not being able to sell the shares during the share blocking period, and

•	a record is made justifying the decision.
1. Operational Items
Financial Results/Director and Auditor Reports
Generally vote FOR approval of financial statements and director and auditor reports, unless:
•	there are concerns about the accounts presented or audit procedures used; or

•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed standard annual audit related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).
In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spin-offs) and the company makes public disclosures of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.
For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.
Appointment of Internal Statutory Auditors
Generally vote FOR the appointment or re-election of statutory auditors, unless:
•	there are serious concerns about the statutory reports presented or the audit procedures used;

•	questions exist concerning any of the statutory auditors being appointed; or

•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

INTERNATIONAL
Allocation of Income
Generally vote FOR approval of the allocation of income, unless:
•	the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	the payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Generally vote FOR most stock (scrip) dividend proposals.
Generally vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Generally vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Generally vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Generally vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Generally vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Generally vote AGAINST other business when it appears as a voting item.
2. Board of Directors
Director Elections
Generally vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Generally vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Generally vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Generally vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Generally vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Generally vote against employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
INTERNATIONAL
Under extraordinary circumstances, generally vote AGAINST individual directors, members of a committee or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s) service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company
ISS Classification of Directors — International Policy 2011
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material (5) connection with the dissident, either currently or historically;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially owns less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative provides) professional services (2) to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test );

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative (1) of current employee of the company or its affiliates;

•	Relative (1) of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

INTERNATIONAL
•	Years of service is generally NOT a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered (4).

•	Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.
Independent NED
•	No material (5) connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Contested Director Elections
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.
When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
• A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
• Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
• Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

(1) “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer or significant shareholder of the company.
(2) Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
(3) A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.
(4) For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
(5) For purposes of ISS director independence classification, “material” will be defined as a standard of relationship, financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Director, Officer, and Auditor Indemnification and Liability Provisions
Generally vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Generally vote AGAINST proposals to indemnify external auditors.
Board Structure
Generally vote FOR proposals to fix board size.

Generally vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Generally vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure
Share Issuance Requests
General Issuances:
Generally vote on a CASE-BY-CASE basis FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Generally vote on a CASE-BY-CASE basis FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Generally vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Generally vote on a CASE-BY-CASE basis for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Generally vote on a CASE-BY-CASE basis for specific proposals to increase authorized capital to any amount, unless:
• the specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
• the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Generally vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Generally vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

INTERNATIONAL
Capital Structures
Generally vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Generally vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.
Preferred Stock
Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Generally vote on a CASE-BY-CASE basis for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Mondrian’s guidelines on equity issuance requests.
Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Generally vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Generally vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Generally vote on a CASE-BY-CASE for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Mondrian’s guidelines on equity issuance requests.
Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Generally vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Generally vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:
•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in UK/Ireland);

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf ”); and

•	A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.
Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf ”); and

•	A duration of no more than 18 months.
INTERNATIONAL
In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf ”); and

•	A duration of no more than 18 months.
In addition, ISS will recommend AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is not safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
Reissuance of Shares Repurchased
Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Compensation
Compensation Plans
Generally vote compensation plans on a CASE-BY-CASE basis.
Director Compensation
Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Generally vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Generally vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BYCASE basis.

Generally vote AGAINST proposals to introduce retirement benefits for non-executive directors.
5. Other Items
Reorganizations/Restructurings
Generally vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Generally vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
• Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.
• Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.
• Strategic rationale — Does the deal make sense strategically? From where is the value derived?
Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
•Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Generally vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

INTERNATIONAL
Mandatory Takeover Bid Waivers
Generally vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Generally vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Generally vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), generally vote on a case-by-case basis, considering factors including, but not limited to, the following:
•	the parties on either side of the transaction;

•	the nature of the asset to be transferred/service to be provided:

•	the pricing of the transaction (and any associated professional valuation);

•	the views of independent directors (where provided)

•	the views of an independent financial adviser (where appointed)

•	whether any entities party to the transaction (including advisers) is conflicted; and

•	the stated rationale for the transaction, including discussions of timing.
If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction of the full board.
Anti-takeover Mechanisms
Generally vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Generally vote all shareholder proposals on a CASE-BY-CASE basis.
Generally vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Generally vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

UNITED STATES
Routine/Miscellaneous:
Auditor Ratification
Generally vote FOR proposals to ratify auditors, unless any of the following apply:
• An auditor has a financial interest in or association with the company, and is therefore not independent;
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
• Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
• Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
• Non-audit (“other”) fee exceed fees + audit-related fees + tax compliance/preparation fees
Board of Directors
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:
•	Board Accountability

•	Board Responsiveness

•	Director Independence

•	Director Competence
Board Accountability
Generally vote WITHHOLD/AGAINST (1) the entire board of directors (except new nominees (2) , who should be considered CASE-BYCASE), for the following:
Problematic Takeover Defenses:

Classified Board Structure:
1.1 The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable
Director Performance Evaluation:
1.2 The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and fiveyear operational metrics. Problematic provisions include but are not limited to:
• A classified board structure;
• A supermajority vote requirement;
• Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve out for contested elections;
• The inability for shareholders to call special meetings;
• The inability for shareholders to act by written consent;
• A dual-class structure; and/or
• A non-shareholder approved poison pill.
(1) In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

(2) A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board with the 12 months prior to the upcoming shareholder meeting.

UNITED STATES
Poison Pills:
1.3 The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Generally vote WITHHOLD or AGAINST every year until this feature is removed;
1.4 The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and generally vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009); or
1.5 The board makes a material adverse change to an existing poison pill without shareholder approval.
Generally vote CASE-By-CASE on all nominees if:
1.6 The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
• The date of the pill’s adoption relative to the date of the next meeting of shareholders i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
• The issuer’s rationale;
• The issuer’s governance structure and practices; and
• The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.7 The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8 The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9 There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Generally vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
1.10 Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, Generally vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
1.11 There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12 The company maintains significant problematic pay practices;

1.13 The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14 The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15 The company fails to fulfill the terms of a burn rate commitment made to shareholders.
Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on Pay proposal if:
1.16 The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
• The company’s response, including:
—Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
— Specific actions taken to address the issues that contributed to the low level of support;
—Other recent compensation actions taken by the company;
• Whether the issues raised are recurring or isolated;
• The company’s ownership structure; and
• Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Governance Failures
Under extraordinary circumstances, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1.17 Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18 Failure to replace management as appropriate; or
1.19 Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

UNITED STATES
Board Responsiveness
Generally vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-by- CASE), if:
2.1 The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year; or
2.2 The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3 The board failed to act on takeover offers where the majority of the shares are tendered;
2.4 At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or
2.5 The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.
Vote CASE-BY-CASE on the entire board if:
2.6 The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that receive a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
• The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
• The company’s ownership structure and vote results;
• ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
• The previous year’s support level of the company’s say-on-proposal.
Director Independence
Generally vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
3.1 The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2 The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3 The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee; or
3.4 Independent directors make up less than a majority of the directors.
Director Competence
Attendance at Board and Committee Meetings
Generally VOTE AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASEBY- CASE), if:

4.1. The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.
Generally vote AGAINST or WITHHOLD from individual directors who:
4.2 Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:
• Medical issues/illness;
• Family emergencies; and
• Missed only one meeting.
These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or /WITHHOLD from the director.
Overboarded Directors
Generally Vote AGAINST or WITHHOLD from individual directors who:
4.3. Sit on more than six public company boards; or
4.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own-withhold only at their outside boards.

UNITED STATES
Voting for Director Nominees in Contested Elections
Generally vote CASE-BY-CASE on the election of directors in Contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

UNITED STATES
Shareholder Rights & Defenses:
Exclusive Venue
Vote CASE-BY-CASE on exclusive venue proposals, taking into account:
• Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
• Whether the company has the following good governance features:
— An annually elected board;
— A majority vote standard in uncontested director elections; and
— The absence of poison pill, unless the pill was approved by shareholders.
Poison Pills — Management Proposals to Ratify Poison Pill
Generally vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills — Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)
Generally Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Generally vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be shorter of three years (or less) and the exhaustion of the NOL.
• The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
• The value of the NOLs;
• Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
• The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
• Any other factors that may be applicable.

UNITED STATES
Shareholder Ability to Call Special Meetings
Generally vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
• Shareholders’ current right to act by written consent;
• The consent threshold;
• The inclusion of exclusionary or prohibitive language;
• Investor ownership structure; and
• Shareholder support of, and management’s response to, previous shareholder proposals.
Generally Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

A majority vote standard in uncontested director elections; No non-shareholder-approved pill; and

An annually elected board.
Footnote [3] “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
Capital/Restructuring:
Common Stock Authorization

Common Stock Authorization
Generally vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Generally vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Generally vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Generally vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
• Past Board Performance:
— The company’s use of authorized shares during the last three years;
• The Current Request:
— Disclosure in the proxy statement of the specific purposes of the proposed increase;
— Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
— The dilutive impact of the request as determined through an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

UNITED STATES
Preferred Stock Authorization
Generally vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Generally vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Generally vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company specific factors that include, at a minimum, the following:
• Past Board Performance:
— The company’s use of authorized preferred shares during the last three years;
• The Current Request:
— Disclosure in the proxy statement of specific reasons for the proposed increase;
— Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
— In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and
—Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Dual Class Structure
Generally vote AGAINST proposals to create a new class of common stock unless:
• The company discloses a compelling rationale for the dual-class capital structure, such as:
— The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
— The new class of shares will be transitory;
• The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
• The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Mergers and Acquisitions
Generally vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
• Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
• Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
• Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
• Negotiations and process — Were the terms of the transaction negotiated at arm’s length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
• Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
• Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

UNITED STATES
Compensation:
Executive Pay Evaluation
Underlying all evaluation are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

UNITED STATES
Advisory Votes on Executive Compensation-Management Proposals (Management Say-on-Pay)
Generally vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Generally vote AGAINST Advisory Votes on Executive Compensation (Management Say-on —Pay — MSOP) if:
• There is a significant misalignment between CEO pay and company performance (pay for performance);
• The company maintains problematic pay practices;
• The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
• There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
• The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
• The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or The situation is egregious. Generally vote AGAINST an equity plan on the ballot if:
• A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to nonperformance- based equity awards, taking into consideration:
—Magnitude of pay misalignment;
— Contribution of non-performance-base equity grants to overall pay; and
— The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.
Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:
Peer Group[4] Alignment:
• The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over oneyear and three-year periods (weighted 40/60);
• The multiple of the CEO’s total pay relative to the peer group median.
Absolute Alignment:
• The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years — i.e. the difference between the trend in annual pay changes and the trend in annualized TSR during the period. If the above analysis demonstrates significant unsatisfactory long-term pay-for—performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyse the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
• The ration of performance-to-time based equity awards;
• The ration of performance-based comopensation to overall compensation;
• The completeness of disclosure and rigor of performance goals;
• The company’s peer group benchmarking practices;
• Actual results of financial/operations metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

• Special circumstance related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and
• Any other factors deemed relevant.
[4] footnote: The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (fo one-and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

UNITED STATES
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
• Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
• Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
• New or extended agreements that provide for:
• CIC payments exceeding 3 times base salary and average/target/most recent bonus;
• CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
• CIC payments with excise tax gross-ups (including “modified” gross-ups).

UNITED STATES
Incentives that may Motivate Excessive Risk-Taking
• Multi-year guaranteed bonuses;
• A single performance metric used for short- and long-term plans;
• Lucrative severance packages;
• High pay opportunities relative to industry peers;
• Disproportionate supplemental pensions; or
• Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between ‘sloppy’ plan administration versus deliberate action or fraud:
• Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
• Duration of options backdating;
• Size of restatement due to options backdating;
• Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
• Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
• Failure to respond to majority-supported shareholder proposals on executive pay topics; or
• Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
• The company’s response, including:
— Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
— Specific actions taken to address the issue that contributed to the low level of support;
— Other recent compensation actions taken by the company;
• Whether the issues raised are recurring or isolated;
• The company’s ownership structure; and
• Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Generally vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Generally vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

• Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
• Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
• Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;
• Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
• Potentially excessive severance payments;
• Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
• In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or
• The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective. In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Generally vote CASE-BY-CASE on equity-based compensation plans. Generally vote AGAINST the equity plan if any of the following factors apply:
• The total cost of the company’s equity plans is unreasonable;
• The plan expressly permits repricing;
• A pay-for-performance misalignment is found;
• The company’s three year burn rate exceeds the burn rate cap of its industry group;
• The plan has a liberal change-of-control definition: or
• The plan is a vehicle for poor pay practices.
Social/Environmental Issues
Overall Approach
When evaluating social and environmental shareholder proposals, ISS considers the following factors:
• Whether adoption of the proposal is likely to enhance or protect shareholder value;
• Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
• The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
• Whether the issues presented are more appropriately/effectively dealt with through governmental or company specific action;
• Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
• Whether the company’s analysis and voting recommendation to shareholders are persuasive;
• What other companies have done in response to the issue addressed in the proposal;
• Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
• Whether implementation of the proposal’s request would achieve the proposal’s objectives;
• Whether the subject of the proposal is best left to the discretion of the board;

• Whether the requested information is available to shareholders either from the company or from a publicly available source; and
• Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Political Spending & Lobbying Activities
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
• There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
• The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion. Generally vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders. Generally vote FOR CASE-BY-CASE on proposals requesting greater disclosure of a company’s political contributions and trade association spending, policies and activities. However, the following will be considered:
• The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rational for supporting these organizations; and
• Recent significant controversies,fines, or litigation related to the company’s political contributions or political activities. Generally vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level barring political contributions can put the company at a competitive disadvantage. Generally vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders. Generally vote CASE-BY-CASE on proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:
• The company’s current disclosure of relevant policies and oversight mechanisms;
• Recent significant controversies, fines, or litigation related to the company’s public policy activities; and
• The impact that the policy issues may have on the company’s business operations.

Payden & Rygel
I.G. — Proxy Voting Policy
Background
          Payden & Rygel has adopted the “Payden & Rygel Proxy Voting Policy” attached hereto as Exhibit 1 (the “Proxy Voting Policy”), which constitutes written policies and procedures reasonably designed to ensure that the Adviser votes client securities in the best of the client.
Policy
At a minimum, the Adviser’s Proxy Voting Policy:
•	Provides how Adviser addresses material conflicts that may arise between its interests and those of its clients.

•	Discloses to its clients how they may obtain information from the Adviser about how it voted with respect to the client’s securities;

•	Describes to its clients the Adviser’s proxy voting policies and procedures.

•	Describes how clients may obtain a copy of the Proxy Voting Policy.
Procedures
•	The Proxy Voting Committee established pursuant to the Proxy Voting Policy documents how it has voted with respect to the securities of each client.

•	The Proxy Voting Committee documents any material conflicts between its interests and those of one of its clients and how it resolved that conflict.
Compliance Review
Prior to August 31 of each year, the CCO will:
•	Review the adviser’s voting record and confirm that a random sample of proxy questions were voted according to the approved policy.

•	Review any material conflicts that have been documented and determine independently whether the conflict was resolved in favor of the client’s interests.

Payden & Rygel
I.G. — Proxy Voting Policy
Exhibit 1
“Payden & Rygel Proxy Voting Policy”
Background
          To the extent that a client has delegated to Payden & Rygel the authority to vote proxies relating to equity securities,1 Payden & Rygel expects to fulfill its fiduciary obligation to the client by monitoring events concerning the issuer of the security and then voting the proxies in a manner that is consistent with the best interests of that client and that does not subordinate the client’s interests to its own.
          To that end, Payden & Rygel has created a Proxy Voting Committee consisting of Christopher N. Orndorff, David Kelley III and Edward S. Garlock to consider any issues related to proxy matters.
          Many proxy matters that are routinely presented year after year are non-controversial, such as the retention of a company’s outside auditors. On the other hand, over time the major controversies in voting proxies have related to corporate governance matters (e.g., changes in the state of incorporation and provisions on mergers and other corporate restructurings), anti-takeover provisions (e.g., staggered board terms, “poison pills” and supermajority provisions), stock option plans and other management compensation issues and social and corporate responsibility issues.
          We carefully consider all aspects of the issues presented by a proxy matter, and depending upon the particular client requirements, we may vote differently for different clients on the same proxy issue. For example, a union client may have specific policies on a particular proxy issue that may lead Payden & Rygel to cast a “no” vote, while the policies of another client on that same issue may lead Payden & Rygel to cast a “yes” vote.
General Proxy Voting Policies Followed by Payden & Rygel

[1]	The vast majority of proxy matters arise in the context of equity securities. To the very limited extent that such proxy matters might arise in the context of fixed income securities, Payden & Rygel would apply the same policies and procedures set forth above.

          Absent special client circumstances or specific client policies or instructions, Payden & Rygel will vote as follows on the issues listed below:
▪	Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

▪	Vote for programs that permit an issuer to repurchase its own stock.

▪	Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

▪	Vote against management proposals to make takeovers more difficult (e.g., “poison pill” provisions, or supermajority votes).

▪	Vote for management proposals on the retention of outside auditors.

▪	Vote for management endorsed director candidates, absent any special circumstances.
          With respect to the wide variety of social and corporate responsibility issues that are presented, Payden & Rygel’s general policy is to take a position in favor of policies that are designed to advance the economic value of the issuer.
          With one exception noted below, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the general proxy voting policies described above, or if circumstances exist which suggest that it may be appropriate to vote against a general proxy voting policy, the Proxy Voting Committee shall determine the manner of voting the proxy in question. However, many countries have “proxy blocking” regulations, which prohibit the sale of shares from the date that the vote is filed until the shareholder meeting. A Fund would be unable to sell its shares if a negative news event occurred during this time, thus harming its investors. Payden & Rygel reserves the right to decline to vote proxies for stocks affected by proxy blocking regulations.
Conflicts of Interest
          From time to time, Payden & Rygel may purchase for one client’s portfolio securities that have been issued by another client. Payden & Rygel does not have a policy against such investments because such a prohibition would unnecessarily limit investment opportunities. In that case, however, a conflict of interest may exist between the interests of the client for whose account the security was purchased and the interests of Payden & Rygel. For example, Payden & Rygel may manage corporate cash for Alpha Company whose management is soliciting proxies. Payden & Rygel has purchased Alpha Company’s securities for the account of Beta Company, another

Payden & Rygel client. Moreover, Beta Company’s policies would suggest Payden & Rygel should vote against the position put forward by Alpha Company’s management. However, voting against Alpha Company management may harm Payden & Rygel’s relationship with Alpha Company’s management. Thus, Payden & Rygel may have an incentive to vote with the management of Alpha Company, and hence has a conflict of interest.
          To ensure that proxy votes are voted in a client’s best interest and unaffected by any conflict of interest that may exist, Payden & Rygel will vote on a proxy question that presents a material conflict of interest between the interests of a client and the interests of Payden & Rygel as follows:
1.	If one of Payden & Rygel’s general proxy voting policies described above applies to the proxy issue in question, Payden & Rygel will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the client and not of Payden & Rygel.

2.	However, if the general proxy voting policy does not further the interests of the client, Payden & Rygel will then seek specific instructions from the client.

PIMCO
Proxy Voting Policy and Procedures1
     The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4
     PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5
     Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

[1]	Revised as of May 7, 2007.

[2]	These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

[3]	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

[4]	Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

[5]	For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

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General Statements of Policy
     These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
     PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
Conflicts of Interest
     PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict;[6]

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.
PIMCO will document the process of resolving any identified material conflict of interest.
Reporting Requirements and the Availability of Proxy Voting Records
     Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an

[6]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

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appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
PIMCO Record Keeping
     PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
     Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
Review and Oversight
     PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
     Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.
     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

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     2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.
     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.
     4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.
     5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.
     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.
Categories of Proxy Voting Issues
     In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

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     Board of Directors
     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.
     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.
     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.
     4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.
     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.
     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

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     Proxy Contests and Proxy Contest Defenses
     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

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     Tender Offer Defenses
     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.
     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
     Capital Structure
     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

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     Executive and Director Compensation
     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.
     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.
     State of Incorporation
     State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
     Mergers and Restructurings
     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue

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alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
     Investment Company Proxies
For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.
     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.
     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.
     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.
     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.
     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC

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interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.
     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.
     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.
     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.
     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.
     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.
     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.
     12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.
     Distressed and Defaulted Securities
     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients;

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(ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.
     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.
     Miscellaneous Provisions
     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.
     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.
     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
*      *      *      *      *

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SHENKMAN CAPITAL MANAGEMENT, INC.
PROXY VOTING POLICY AND PROCEDURES
Set forth below are the policies and procedures of Shenkman Capital with respect to proxy voting. This statement does not attempt to describe every regulatory and compliance requirement applicable to proxy voting, but rather summarizes some of the issues involved and establishes general rules and procedures. Although this statement expressly addresses proxy voting, the policies and procedures set forth herein apply to any solicitation of votes with respect to securities held in a fully discretionary client account, such as, for example, the solicitation of the consent of the holders of fixed income securities to a proposed restructuring.
I. POLICY
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Shenkman Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this statement.
II. PROXY VOTING PROCEDURES
(a)	Shenkman Capital will instruct each custodian for a discretionary client account to deliver to Shenkman Capital all proxy solicitation materials received with respect to the account. Shenkman Capital will review the securities held in its discretionary client accounts on a regular basis to confirm that it receives copies of all proxy solicitation materials concerning such securities. Shenkman Capital will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts it deems relevant. A Portfolio Manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. Shenkman Capital will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.
(b)	All proxies received by Shenkman Capital will be sent to the Portfolio Administration Department for processing as follows:
(1)	maintain a record of each proxy received;

(2)	determine which accounts managed by Shenkman Capital hold the security to which the proxy relates;

(3)	forward the proxy to a Portfolio Manager together with a list of accounts that hold the security, the number of votes each account controls (reconciling any duplications), and the date by which Shenkman Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer via the custodian prior to the vote taking place;

(4)	absent material conflicts (see Section IV), a Portfolio Manager will determine how Shenkman Capital should vote the proxy. The Portfolio Manager will send its decision on how Shenkman Capital will vote a proxy to the Portfolio

Administration Department, which will be responsible for making sure the proxy has been completed and returned to issuer and/or the custodian in a timely and appropriate manner.
Shenkman Capital’s General Counsel shall monitor the firm’s processing of proxy statements to assure that all proxy statements are handled and processed in accordance with this statement. The General Counsel will designate one or more team members of the firm to be responsible for insuring that all proxy statements are received and that Shenkman Capital responds to them in a timely manner.
III. VOTING GUIDELINES
Shenkman Capital will review all proxy solicitation materials it receives concerning securities held in a discretionary client account. Shenkman Capital will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when Shenkman Capital considers it appropriate and when it is reasonably available.
In the absence of specific voting guidelines from the client, Shenkman Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Shenkman Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.
Generally, Shenkman Capital will vote FOR a proposal when it believes that the proposal serves the best interests of the discretionary client account whose proxy is solicited because, on balance, the following factors predominate:
(a)	the proposal has a positive economic effect on shareholder value;

(b)	the proposal poses no threat to existing rights of shareholders;

(c)	the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and

(d)	the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.
Generally, Shenkman Capital will vote AGAINST a proposal if it believes that, on balance, the following factors predominate:
(a)	the proposal has an adverse economic effect on shareholder value;

(b)	the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal;

(c)	the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal;

(d)	the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or

(e)	the proposal is a shareholder initiative that Shenkman Capital believes wastes time and resources of the company or reflects the grievance of one individual.

Shenkman Capital will ABSTAIN from voting proxies when it believes that it is appropriate. Usually, this occurs when Shenkman Capital believes that a proposal will not have a material effect on the investment strategy it pursues for its discretionary client accounts.
IV. CONFLICTS OF INTEREST
Due to the size and nature of Shenkman Capital’s operations and its limited affiliations in the securities industry, Shenkman Capital does not expect that material conflicts of interest will arise between it and a discretionary client account over proxy voting. Shenkman Capital recognizes, however, that such conflicts may arise from time to time, such as, for example, when Shenkman Capital or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. If a material conflict of interest arises, Shenkman Capital will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Under no circumstances will Shenkman Capital place its own interests ahead of the interests of its discretionary client accounts in voting proxies.
If Shenkman Capital determines that the proxy voting policies do not adequately address a material conflict or interest related to a proxy, Shenkman Capital will provide the affected client with copies of all proxy solicitation materials received by Shenkman Capital with respect to that proxy, notify that client of the actual or potential conflict of interest, and of Shenkman Capital’s intended response to the proxy request (which response will be in accordance with the policies set forth in this statement), and request that the client consent to Shenkman Capital’s intended response. If the client consents to Shenkman Capital’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, Shenkman Capital will vote the proxy as described in the notice. If the client objects to Shenkman Capital’s intended response, Shenkman Capital will vote the proxy as directed by the client.
V. DISCLOSURE
(a)	Shenkman Capital will disclose in its Form ADV, Part 2A that clients may contact Shenkman Capital (via e-mail or telephone) in order to obtain information on how Shenkman Capital voted such client’s proxies, and to request a copy of this statement. If a client requests this information, Shenkman Capital will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (i) the name of the issuer; (ii) the proposal voted upon, and (iii) how Shenkman Capital voted the client’s proxy.
(b)	A concise summary of this statement will be included in Shenkman Capital’s Form ADV, Part II, and will be updated whenever these policies and procedures are updated. Shenkman Capital will arrange for a copy of this summary to be sent to all existing clients as part of its annual distribution of its Form ADV, Part 2A.

VI. RECORDKEEPING
Shenkman Capital will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for six (6) years from the end of the fiscal year during which the last entry was made on a record, with the three (3) immediately preceding calendar years plus the current calendar year-to-date in an appropriate office of Shenkman Capital;. Records of the following will be included in the files:
(a)	copies of these proxy voting policies and procedures, and any amendments thereto;

(b)	a copy of each proxy statement that it receives; provided, however, that Shenkman Capital may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

(c)	a record of each vote that Shenkman Capital casts;

(d)	a copy of any document Shenkman Capital created that was material to making a decision how to vote proxies, or that memorializes that decision; and

(e)	a copy of each written client request for information on how Shenkman Capital voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Shenkman Capital voted its proxies.

SOUTHEASTERN ASSET MANAGEMENT, INC.
LONGLEAF PARTNERS FUNDS
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
As an investment adviser registered with the Securities and Exchange Commission under Section 203 of the Investment Advisers Act of 1940 (the “Advisers Act”), Southeastern Asset Management, Inc. (“Southeastern”) must adopt and implement written policies and procedures that are reasonably designed to ensure that Southeastern votes client securities in the best interest of clients. The proxy voting policies and procedures set forth herein (the “Proxy Policy”) are an update to policies and procedures followed by Southeastern for many years and have been revised to comply with the terms of Rule 206(4)-6 under the Advisers Act. The Proxy Policy sets forth the general principles to be applied in voting proxies of companies held in client portfolios, and is intended for distribution to all clients for informational and disclosure purposes.
In addition, Southeastern has been granted discretionary authority to manage the assets of the separate series of Longleaf Partners Funds Trust (“Longleaf”), an open-end management investment company registered with the SEC under the Investment Company Act of 1940 (the “40 Act”). Pursuant to its discretionary authority to manage Longleaf’s assets, and under the supervision of the Longleaf Boards of Trustees, Southeastern votes proxies of companies held in Longleaf’s portfolios. Effective August 1, 2003, the Boards of Trustees of Longleaf’s three series have authorized Southeastern to vote securities in the Longleaf Partners Funds according to this updated Proxy Policy, and instructed Southeastern as Administrator of the Funds to implement for Longleaf the procedures necessary to comply with proxy rules applicable to investment companies under the 40 Act. Accordingly, Southeastern will make disclosure of Longleaf’s proxy voting record on Form N-PX, when and as required by Investment Company Act Rule 30b1-4, and will disclose in Longleaf’s public filings information regarding the proxy policies applicable to Longleaf, as required by Items 13(f), 22(b)7, and 22(c)5 of Form N-1A.
I.
INFORMATION AVAILABLE TO CLIENTS AND
LONGLEAF SHAREHOLDERS
In order to comply with Adviser’s Act Rule 206(4)-6(c), Southeastern will describe these proxy voting policies and procedures in Part II of its Form ADV, an updated copy of which will be provided to all existing private account clients and all new clients prior to their conducting business with Southeastern. Upon request, Southeastern will provide any private account client with a copy of these proxy voting policies and procedures as well as complete information on how Southeastern voted proxies of companies in the client’s portfolio.

Shareholders of the Longleaf Partners Funds may find a description of this Proxy Policy in the Funds’ Statement of Additional Information (SAI). The SAI may be obtained free of charge from the Funds’ website, www.longleafpartners.com, by calling (800) 445-9469 or on the Securities and Exchange Commission website, www.sec.gov . Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website, www.longleafpartners.com , by calling (800) 445-9469, or on the Funds’ Form N-PX available on the Securities and Exchange Commission website, www.sec.gov.
II.
STATEMENT OF GENERAL POLICIES AFFECTING PROXY VOTING
Proposal Must Benefit Shareholders. One of the principles used by Southeastern in selecting stocks for investment is the presence of shareholder-oriented management. This is defined as management which takes actions and supports policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. As a result, all proposals submitted for shareholder approval are analyzed in light of their long-term benefit to current shareholders.
Management Must Be Responsive. Southeastern’s portfolio management group is active in meeting with top management of portfolio companies and in discussing its views on policies or actions which could enhance shareholder value. To facilitate such discussions, Southeastern may convert a Schedule 13G filing (which is used by passive institutional investors) to a Schedule 13D filing in order to be more active in encouraging management of a company to take particular steps which could further enhance shareholder value. Whether management of a company will consider reasonable shareholder suggestions is a factor to be taken into consideration in proxy voting.
General Policies With Respect to Routine Proposals. Under the statutes of its state of incorporation, a company usually must hold meetings of shareholders annually for the purpose of electing or re-electing directors. In addition, the Securities and Exchange Commission requires that publicly held corporations ratify the selection of the independent auditing firm each year if an annual meeting of shareholders is being held. In many situations, these two matters are the only matters submitted to shareholders for a vote at the company’s Annual Meeting of Shareholders and are therefore viewed by the investment community as being routine in nature. Southeastern’s general policy is to support the Board’s recommendations to vote in favor of these annually recurring matters, particularly where the Board has a record of supporting shareholder rights and is otherwise shareholder oriented.
Exceptions to General Policy. In some circumstances, Southeastern may oppose the routine re-election of a Board of Directors. As a technical matter, a shareholder opposed to re-election must express such opposition by voting the proxy for purposes of establishing the presence of a quorum, but “withholding” the vote for a particular director or the entire slate of directors. Using this procedure, Southeastern may withhold the vote for re-election of the Board in circumstances such as the following:
•	A Board of Directors may have adopted policies or taken actions during the prior year which are within its discretionary authority and, as such, are not matters which must be submitted to shareholders for approval. If such policies or actions have the effect of limiting or diminishing shareholder value, Southeastern may voice its opposition to the Board’s positions by withholding the votes for re-election of the Board or any director.
•	There may be situations where top management of a company, after having discussions with Southeastern’s portfolio management group and perhaps with other institutional shareholders, may have failed or refused to adopt policies or take actions which would enhance shareholder value. Depending on the circumstances, Southeastern may also exercise its proxy voting authority by withholding an affirmative vote for re-election of the Board.
General Policies With Respect to Special Management Proposals. In addition to election or re-election of directors and ratification of the selection of auditors, there may be additional, specific management proposals submitted to shareholders for approval. Southeastern’s general policy is to vote in favor of specific or non-recurring proposals submitted where such proposals are reasonable and appear to be in the best interest of shareholders.
Exceptions to General Policy. There may be situations where a Board of Directors has submitted to shareholders for approval various amendments to the corporate charter or other specific proposals which have the effect of restricting shareholder rights or otherwise diminishing shareholder value. Southeastern may decide to oppose these specific proposals and, as an integral part of such opposition, may also oppose the re-election of the Board of Directors. In the alternative, Southeastern may vote against the special proposals but may vote in favor of re-election of the Board where the Board is otherwise shareholder-oriented and the special proposals do not materially harm shareholder rights.
General Policies With Respect to Shareholder Proposals. There may be situations when a company’s proxy statement contains minority shareholder proposals, which might include eliminating staggered terms for members of boards of directors, eliminating other anti-takeover defenses, adopting cumulative voting rights, or establishing operating rules or policies which are of primary interest to special interest groups. Southeastern votes these proposals on a case-by case basis with the primary objective of supporting corporate operating policies which provide the maximum financial benefit to shareholders. In Southeastern’s opinion, if a company’s management has demonstrated that it is shareholder-oriented by adopting operating policies and procedures which are beneficial to shareholders, Southeastern may oppose minority shareholder proposals, particularly when the adoption of such proposals could inhibit normal operations or might be disruptive.

III.
DISCUSSION OF SPECIFIC CORPORATE POLICIES AND PROPOSALS
The determination as to whether a particular policy or shareholder proposal is likely to enhance or diminish shareholder wealth may be relatively clear or, in the alternative, could be subjective. Below is a list of specific issues which may be presented for a vote and how Southeastern is likely to treat such matters. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Southeastern does not vote in strict adherence to the guidelines set forth below. In addition, the discussion is not exhaustive and does not include all potential voting issues. To the extent issues are not covered by this Proxy Policy, or in situations where Southeastern does not vote as described below, Southeastern will be governed by what it considers to be in the best interests of its clients.
•	“One share, one vote.”
Explanation. Southeastern believes that good corporate governance usually requires that all shareholders have an equal voice in electing a Board of Directors and in voting on other proposals submitted to shareholders. Southeastern generally would oppose proposals to create separate classes of shares with disproportionate voting rights which may be designed primarily to empower shareholders affiliated with existing management at the expense of non-management affiliated shareholders. Recognizing that certain corporate finance proposals may require that new shareholders receive stronger voting rights or more beneficial conversion rights in consideration for the price per share of a new offering, Southeastern would give consideration to supporting reasonable disproportionate voting or conversion rights in situations where the proposal would raise necessary capital without undue dilution of the voting or ownership rights of existing shareholders.
•	Reasonable Stock Option Plans and Reasonable Cash Incentives.
Explanation. Southeastern believes that management of a portfolio company will tend to make decisions and support policies which enhance shareholder wealth if management is a significant owner of the company. In addition, management will tend to be shareholder oriented if a primary method of ongoing management compensation is through the granting of options for the purchase of additional shares rather than through the award of substantial cash bonuses. Recognizing that compensation derived solely from stock options could be dilutive over time, Southeastern believes that there should be an appropriate balance between stock option grants and cash compensation, and that both should be related to the achievement of overall corporate profitability. Southeastern will therefore favor the adoption or continuation of reasonable, non super-dilutive stock option plans and will support the election of directors who couple granting of stock options and annual cash compensation with improved corporate profitability.
•	Super-dilutive Stock Option Plans.

Explanation. Stock option plans with excessively large authorizations to issue additional shares at the discretion of the Board of Directors can be harmful to existing shareholders in two respects. First, such plans may be used to increase the ownership position of current management on terms and conditions not available to non-management affiliated minority shareholders; second, such plans may be used to ward off a hostile takeover by issuing additional shares to current management on a basis which is more favorable than is available to other shareholders. The appropriate number of unissued shares allocated to a stock option plan as a percentage of outstanding shares may vary and can be discretionary, depending on the circumstances. Southeastern generally will oppose the adoption of stock option plans providing for unusually large share authorizations which appear to exceed the needs for reasonable executive compensation.
•	Reasonable Employment Contracts and “Golden Parachutes.”
Explanation. To retain effective top management teams, a company needs to provide protection against the fear of preemptory dismissal should a hostile takeover attempt be successful. Although Southeastern generally opposes structural anti-takeover measurers, it will support a Board of Directors which enters into employment contracts for limited, rolling time periods (such as 3 years), and provides reasonable “parachutes” or termination compensation for an effective top management group.
•	Share Repurchase Programs.
Explanation. During periods when a portfolio company’s shares are materially underpriced, the best allocation of capital may be the repurchase of shares rather than expansion of the company’s businesses or an increase in corporate dividends. Shrinkage of the company’s common capitalization can have the effect of substantially increasing shareholder wealth for those shareholders able to continue their investment. Southeastern will accordingly support Boards of Directors entering into share repurchase programs during periods when common shares are materially underpriced.
•	Cumulative Voting and Pre-emptive Rights.
Explanation. Cumulative voting enables minority shareholders, including an investment adviser casting votes for its clients, to aggregate the number of votes available for all directors and assign these votes to a single director. Thus, some minority shareholders might own sufficient shares to be able to elect a designated representative to the Board, and thereby achieve a larger voice in the corporate management process. The presence of pre-emptive rights preserves a right of first refusal for existing shareholders to acquire newly issued shares on the same terms as the shares might be offered to a majority or control group, thereby enabling minority shareholders to maintain the same pro-rata percentage of voting control.
The charters of most corporations formed in recent years do not contain provisions for cumulative voting or pre-emptive rights. Because these provisions protect the rights of minority shareholders, Southeastern would usually oppose a proposal for elimination of such rights in situations where they presently exist.
•	“Blank Check” Preference Stock.
Explanation. “Blank Check” preference stock allows a Board of Directors, without subsequent shareholder approval, to issue unlimited series of preference stock under terms and conditions determined wholly by the Board. Such terms and conditions may include preferential voting rights, dividends, and conversion rights which could be substantially dilutive for common shareholders. Such preference shares could also be issued by the Board to support questionable corporate financing proposals or as an anti-takeover measure. Because of the potential for dilution of common shareholders, Southeastern will generally oppose the adoption of “blank check” preference stock provisions.
•	“Greenmail” Share Repurchases.
Explanation. Unlike normal share repurchase programs which are implemented when a company’s shares are materially underpriced, “greenmail” repurchases of outstanding shares are usually made at inflated share prices for the purpose of eliminating a potential acquirer. As a result, such “greenmail” payments usually have both the immediate and long-term effect of limiting rather than enhancing shareholder value and may interfere with natural market forces. Southeastern will generally oppose the re-election of Boards of Directors which engage in “greenmail” repurchases in circumstances which would not enhance long-term shareholder value.
•	Structural Anti-takeover Defenses.
Explanation. In most situations, the adoption of anti-takeover defenses which become part of the corporation’s organizational structure have the effect of limiting natural market forces on the trading price of a company’s stock. Such structural or permanent provisions include the following: staggered terms for the Board of Directors, under which Board terms run for more than one year and less than all directors are elected each year; supermajority shareholder approval for merger or acquisition proposals not approved by the Board of Directors; and adoption of “poison pills” designed to damage the capital structure of either the acquiring or the acquired corporation in a non Board approved merger or takeover.
Southeastern generally will oppose the adoption of these types of structural anti-takeover defenses, and would generally favor their removal in corporate charters where they presently exist. There may be exceptions to this policy, however, if management has demonstrated that it pursues policies to create shareholder value and is otherwise shareholder-oriented.
•	Right to Call Meetings

Explanation. Southeastern generally opposes proposals seeking to limit the ability of shareholders to call special meetings and vote on issues outside of the company’s annual meeting. Limiting the forum in which shareholders are able to vote on proposals could adversely affect shareholder value
•	Mergers, Acquisitions, Reorganizations, and other Transactions
Explanation. Shareholders may be faced with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets, that may require shareholder consent. Voting on such proposals involves considerations unique to each transaction, so Southeastern votes such matters on a case-by-case basis.
•	Environmental, Social, and Ethical Issues
Explanation. Southeastern recognizes the overall benefit that is provided to society in general when its portfolio companies act in a responsible manner as a good corporate steward in areas of environmental, social and ethical matters. Therefore, as a general policy, Southeastern will be supportive of and vote in favor of proposals that, in Southeastern’s opinion, would further such causes. However, such areas can be highly subjective and can, at times, be in conflict with what we consider to be in the long-term best interests of the shareholders. Therefore, Southeastern will give due regard to such proposals and will consider these matters on a case-by-case basis.
IV.
SOUTHEASTERN’S PROXY VOTING PROCEDURES
Monitoring for Proxies and Corporate Actions. Southeastern has implemented procedures designed to ensure that it receives the proxies and corporate actions for which it is responsible, and that these proxies and corporate actions are reconciled with the reported holdings of its clients as of the record date for voting, and then voted prior to applicable deadlines.
Regarding proxies, Southeastern has hired a third-party service provider to assist in monitoring for meetings. Each business day, Southeastern sends an updated file of holdings in each client portfolio where Southeastern has voting discretion to this administrator. The administrator has undertaken the task of collecting ballots and notifying Southeastern of all record and meeting dates for these holdings. In addition, Southeastern maintains its own list of record and meeting dates for client holdings, as a back-up and “check.” Upon notification of upcoming meetings, Southeastern’s Proxy Coordinator identifies all clients who hold the security as of the record date, and the number of shares held. It is the Proxy Coordinator’s job to ensure that voting decisions are made with respect to each client account and that such decisions are transmitted prior to applicable deadlines. The administrator assists and follows through with the implementation of Southeastern’s voting decisions for each of its client accounts where voting discretion has been granted.
It should be noted that if Southeastern or its clients enter into a securities lending arrangement with respect to securities in a client’s portfolio, Southeastern may not be able to vote proxies on those particular shares. In addition, with respect to foreign holdings, record and meeting dates may be announced with very little time to respond. In such circumstances, Southeastern makes its best effort to respond in a timely manner. In some foreign markets, shareholders who vote proxies are not able to sell in the company’s stock within a given period of time surrounding the meeting date. Southeastern coordinates voting such proxies with its trading activity, and in some cases may not vote such proxies where doing so would impair its trading flexibility. Southeastern may also refrain from voting where shares of a particular holding have been sold out of all client accounts prior to the meeting date. In summary, Southeastern may refrain from voting in situations where the cost of voting exceeds the expected benefit.
Regarding corporate transactions, information is available from a number of sources. Information usually comes first to the Southeastern portfolio management group and specifically to the particular co-manager or analyst primarily responsible for the portfolio holding. This information generally comes through press releases reported on electronic media services or in financial media such as The Wall Street Journal. In addition, Southeastern personnel routinely monitor news and events relating to portfolio holdings of clients, and accordingly learn of corporate actions which may require a response. Similarly, custodian banks receiving notification of corporate actions from issuers in turn notify Southeastern. Not all corporate actions require a response (such as dividend payments or stock splits), and Southeastern will not normally respond where the default action is the desired outcome. Corporate actions which do require a response are handled by Southeastern’s Director of Client Accounting or her designee.
Decisions on Proxy Voting. Proxy Statements issued by portfolio companies are reviewed by the investment analyst assigned responsibility for the particular portfolio company. Proxies are voted in accordance with the general policies as described in Part II above. Any internal recommendation to consider voting in a manner contrary to the recommendations of the company’s Board of Directors is presented to Southeastern’s CEO or President for final decision before implementation. In addition, a conflict of interest review is performed with respect to each vote (see “Conflicts of Interest” below).
Attendance at Shareholders’ Meetings. A representative of Southeastern may attend shareholders meetings where there are special or unusual issues to be presented to shareholders. If Southeastern has determined to oppose management’s position, the representative may vote the shares of its clients in person rather than using the normal proxy voting procedures to return proxies to management.
Conflicts of Interest. Occasions may arise where Southeastern or one of its personnel could have a conflict of interest with respect to a particular proxy vote. For example,

there may be occasions where Southeastern has invested client assets in a company for which Southeastern also provides investment management services, or one of Southeastern’s clients may have a material interest in the outcome of a vote. It is also possible that Southeastern’s personnel may have a personal conflict of interest with respect to a vote, such as familial relationship with company management.
Southeastern considers potential conflicts of interest with respect to each voting decision. Any individual participating in a voting decision who has a personal conflict of interest shall disclose that conflict to the Proxy Coordinator and the Proxy Conflict Committee for review, and shall otherwise remove himself or herself from the proxy voting process. In addition, personnel involved in voting decisions must consider any Southeastern conflict of interest and report such conflicts to the Proxy Coordinator and the Proxy Conflict Committee, which also separately considers conflicts of interest which may be applicable to a vote. Before the Proxy Coordinator can submit voting decisions for execution, a representative of the portfolio management team and two representatives of the Proxy Conflict Committee must initial Southeastern’s internal proxy form indicating that they are not aware of a conflict of interest.
In cases where a conflict of interest has been identified, Southeastern’s Proxy Conflict Committee will prepare a report prior to execution of a voting decision which contains the following:
•	the nature of the conflict;
•	an evaluation of the materiality of the conflict; and
•	if the conflict is material, the procedures used to address the conflict.
Three out of four members of the Proxy Conflict Committee must approve the report. Such reports will be kept pursuant to the policies set forth under “Record Retention” below.
If a conflict is material, Southeastern will attempt to disclose the conflict to affected clients, including private account clients and/or the Longleaf Partners Funds‘ Boards of Trustees, and either obtain consent to vote on a given voting occasion or vote in accordance with instructions from the client and/or Longleaf Board of Trustees. Where consent has been given for Southeastern to vote, it will treat a proxy vote as it would any other and vote according to the principles stated herein, with the governing principle being what is in the best interest of the company’s shareholders. If Southeastern is not able to reach affected clients in time to obtain consent, or obtaining consent is not otherwise feasible, Southeastern may vote in accord with guidance provided by a proxy service provider independent of Southeastern.
In evaluating the materiality of a conflict, Southeastern will consider a number of factors, including:
•	whether Southeastern has been solicited by the person or entity creating the conflict;

•	whether the size of Southeastern’s business relationship with the source of the conflict is material in light of Southeastern’s total business;
•	whether Southeastern’s voting power or voting decision is material from the perspective of the source of the conflict;
•	other factors which indicate Southeastern’s voting decision has not been impaired or tainted by the conflict.
If Southeastern concludes that the conflict is not material, the conflict of interest report will state the basis for this determination, and Southeastern will vote in the manner it deems in its clients’ best interest.
Record Retention. As required by Adviser’s Act Rule 204-2(c)(2), Southeastern maintains with respect to its clients:
•	copies of its proxy policies and procedures;
•	copies of proxy statements received regarding client securities (Southeastern will either keep a copy, rely on a copy obtained from the SEC’s EDGAR system, or will hire a third-party service provider to retain copies and provide them promptly upon request);
•	a record of each vote cast on behalf of a client (Southeastern will either retain this record itself or hire a third-party service provider to make and retain such records and provide them promptly upon request);
•	copies of documents created by Southeastern that are material to a voting decision or that memorialize the basis for the decision (including conflict of interest reports);
•	copies of each written client request for information on how Southeastern voted on behalf of a client, and a copy of Southeastern’s written response to any written or oral client request for information on how Southeastern voted its proxy.
Adopted August 1, 2003
Amended December 18, 2006
Amended December 4, 2007
Amended June 9, 2008
Amended December 17, 2010

Proxy Voting and Corporate Actions Policy
STW acts as a discretionary investment adviser and sub-adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and Investment Company Act of 1940. STW’s authority to vote proxies is established through its investment advisory agreements or other written instructions from clients. STW maintains a written record of any authority to vote proxies delegated to STW or reserved by the client.
Rather than delegating proxy voting authority to STW, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct STW to vote proxies according to a policy that differs from that of STW. STW will honor any of these instructions if the client includes the instruction in writing in its investment management agreement or in a written instruction from a person authorized to give such instructions. If a client does not grant STW the authority to vote proxies, STW will forward all proxies or other solicitations received to the client. Clients may contact STW regarding any questions about a particular solicitation.
STW manages investment-grade fixed income securities and is rarely required to vote proxies on behalf of its clients. When STW is required to do so, STW’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). STW acts in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.
After receiving a proxy, STW obtains information relevant to voting the proxy. STW evaluates each proxy and votes in a way that it believes is in the best interest of the client. Prior to voting a proxy, STW attempts to identify any material conflicts of interest that might exist with respect to a given proxy. If a material conflict of interest is identified, STW determines how such conflict of interest should be addressed and fully discloses the conflict of interest to the affected client. If a material conflict of interest cannot be resolved and the client does not wish to independently vote or direct the vote of such proxy, STW will use an independent third party to vote the proxy in the client’s best interest.
Record Keeping
STW maintains all books and records required under Rule 204-2 of the Advisers Act relating to the proxy voting process. In addition, STW describes its Proxy Voting and Corporate Actions Policy in its Form ADV and informs clients how they may obtain information on how STW voted proxies with respect to their portfolio securities. Clients may obtain information on how their securities were voted or a copy of this Policy by contacting STW’s Chief Compliance Officer.
Corporate Actions
Corporate bondholder actions, including tender offers, rights offerings and exchanges, are given the same considerations as proxies. STW does not advise or act on behalf of clients in any legal proceedings, including bankruptcies and class actions, involving securities held or previously held by a client or the issuer of securities.

2010 Systematic Financial Management, L.P.
Proxy Voting General Guidelines
Clients may delegate proxy-voting authority over their account to Systematic. The client through notice may make such delegation to the account custodian or brokerage firm. In the event a client delegates proxy voting authority to Systematic, it remains the client’s obligation to direct their account custodian or brokerage firm to forward applicable proxy materials to Systematic’s agent of record so their account shares can be voted. Systematic will not vote shares unless its agent receives proxy materials on a timely basis from the custodian or brokerage firm. Systematic clients may revoke Systematic’s voting authority by providing written notice to Systematic. However clients who participate in securities lending programs may revoke their participation in such programs without notice to Systematic.
Systematic has retained an independent proxy-voting agent (agent), and Systematic generally follows the agent’s proxy voting guidelines when voting proxies. The adoption of the agent’s proxy voting guidelines provides independent guidelines for voting proxies and is designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Systematic may have to interpret how to vote proxies in cases where Systematic has a conflict of interest or the appearance of a conflict of interest.
Although under normal circumstances Systematic is not expected to exercise its voting discretion or to override the agent’s recommendation, Systematic’s Proxy Voting Committee will monitor any situation where Systematic believes it has a material conflict of interest, or where Systematic wishes to exercise its discretion or more closely review a particular matter. In these situations, the Proxy Voting Committee will provide the actual voting recommendation after a review of the vote(s) involved with such determination being based in the Committee’s determination of what is in the best interests of Systematic’s clients. Systematic uses consensus decisions when voting an issue and does not allow Portfolio Managers to vote proxies independently. Systematic’s Chief Compliance Officer (CCO) must approve any decision made on such vote prior to the vote being cast. In approving any such decision, the CCO will use his or her best judgment to ensure that the spirit of Systematic’s Proxy Voting Policies is being followed. Systematic will maintain documentation of any such voting decision.
The agent has policies and procedures in place to mitigate potential conflicts of interest. The agent is obligated to notify Systematic, in advance of voting any proxies, in specific situations where it may have a material conflict of interest with a company whose proxy it is responsible for voting on behalf of a Systematic client. If this situation occurs, the agent will follow its procedures regarding conflicts of interest and Systematic will follow the same procedures it does for situations where it has a material conflict of interest, as described above.
Voting Guidelines
Systematic maintains four sets of proxy voting guidelines, one based on AFL-CIO polices for Taft-Hartley Plan Sponsors, another for clients with Socially Responsible Investing guidelines, another for Public Plans and the fourth being a General Policy for all other clients, covering U.S. and global proxies. Institutional clients may select which set of proxy guidelines they wish to be used to vote their account’s proxies. In instances where the client does not select a voting policy, Systematic would apply the General Proxy Voting Policy when voting on behalf of the client. Systematic may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that the Firm has decided to sell, proxies issued for securities that the Firm did not select for a client portfolio (such as securities selected by the client or a previous adviser, unsupervised securities held in a client’s account, money market securities or other securities selected by clients or their representatives other than Systematic), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney or holding requirements such as with share blocking as further noted below.
Systematic also seeks to ensure that, to the extent reasonably feasible, proxies for which it receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action). Systematic may be unable to vote or otherwise process proxy ballots that are not received in a timely manner due to limitations of the proxy voting system, custodial limitations or other factors beyond the firm’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots that were not received by Systematic firm its proxy voting vendor on a timely basis.
Share Blocking
In general, unless otherwise directed by the client, Systematic will make reasonable efforts to vote client proxies in accordance with the proxy voting recommendations of the Firm’s proxy voting service provider. Systematic will generally decline to vote proxies if to do so would cause a restriction to be placed on Systematic’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time. Systematic’s maintains written Proxy Voting Policies and Procedures as required by Rule 206(4)-6 under the Investment Advisers Act.

T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
     Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.
     Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification
     T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.
Vote Determination
     Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.
T. Rowe Price Voting Policies
     Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:
     Election of Directors — For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation or severance arrangements.

We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.
     Anti-takeover, Capital Structure and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

     Corporate Social Responsibility Issues — Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.
     Global Portfolio Companies — ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.
     Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes — In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

     Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

RECORD RETENTION
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

TimesSquare Capital Management
Procedure: Proxy Voting
Responsibility:
1.	Chief Compliance Officer

2.	Proxy Voting Committee

3.	Analysts and Portfolio Managers

4.	RiskMetrics Group
Discussion:
1.	Compliance identifies those Clients for which TimesSquare has been instructed to vote proxies. Each client typically identifies in their investment management contract whether they would like to retain proxy voting authority or delegate that authority to TimesSquare. However, if requested, TimesSquare will also honor a client’s written direction on voting proxies. As described below, TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service. Certain clients direct TimesSquare to vote proxies using pre-determined guidelines provided by organizations such as the AFL-CIO. TimesSquare coordinates the use of such guidelines with its third party proxy voting service.

2.	TimesSquare has a Proxy Voting Committee, which meets at least annually to review and consider the third party voting services performance and review potential changes to TimesSquare’s own policies. The Committee also meets on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee’s review. The Committee will also periodically review a list of clients for which TimesSquare is not responsible to vote. The Proxy Voting Committee is comprised of the Chief Executive Officer, the SVP of Operations, and the Chief Compliance Officer.

3.	As noted above, TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service. The pre-determined guidelines are developed through consultation with the key proxy voting decision makers, that is, equity analysts and portfolio managers, and are reviewed and approved annually by the Proxy Voting Committee.

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and the interests of TimesSquare’s clients, TimesSquare adheres to pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee. The Guidelines are available from the Chief Compliance Officer.

4.	Proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

5.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are handled by an independent, third party proxy voting service. All proxy materials are directed to an independent, third party proxy voting service by the portfolios’ custodians. The independent, third party proxy voting service votes proxies in accordance with voting guidelines and instructions provided or used by TimesSquare; reconciles all ballots held on record date to shares voted; and maintains records of, and upon request provides quarterly reports on, how each portfolio has voted its proxies.

6.	TimesSquare will make reasonable efforts to vote client proxies in accordance with the Proxy Voting Committee’s recommendation. TimesSquare will generally decline to vote a proxy if voting the proxy would cause a restriction to be placed on TimesSquare’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, TimesSquare may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.

7.	Using voting guidelines provided by TimesSquare, the independent, third party proxy voting service alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

8.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

9.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

10.	Oversight
     On a periodic basis, TimesSquare monitors the third party voting service to ensure that it continues to vote according to its guidelines and continues to monitor for any potential material conflicts of interest. TimesSquare will also periodically verify that the third party voting service is voting for those clients for which TimesSquare has communicated to the third party voting service that it has voting authority.
     TimesSquare will also periodically conduct due diligence over the third party voting service’s operations, including evaluating any relationship the third party voting service has with issuers, reviewing the third party voting service’s conflict resolution procedures and otherwise reviewing it’s practices to ensure the integrity of the Proxy Voting process, and to ensure that TimesSquare has a thorough understanding of the third party voting service’s business.
     On a periodic basis, TimesSquare will confirm that clients’ custodians are timely alerting the third party voting service when accounts are set up at the custodian for the third party voting service to begin voting TimesSquare’s clients’ securities and that they are forwarding all proxy material’s pertaining to the client’s portfolios to the third party voting service for execution.
11.	Clients may obtain information about how TimesSquare voted proxies for securities held in their account(s) by contacting TimesSquare.

12.	Upon request, TimesSquare will provide its clients with a description of TimesSquare’s proxy voting policy and procedures. In addition, TimesSquare also discloses information regarding its proxy voting procedures in its Form ADV Part II.

Policy Effective March 2012
Proxy voting policy and procedures
1.	Policy

Walter Scott exercises discretionary proxy voting authority with a view to safeguarding its clients’ best interests.

Walter Scott owes its clients a duty of care to monitor proxy voting forms and to take timely action when they are received. It is also Walter Scott’s duty to vote client proxies in a manner consistent with the client’s best interests without regard for any interest Walter Scott may have in the matter.

Proxy voting by Walter Scott is undertaken on a ‘best efforts’ basis as the votes instructed by Walter Scott may not be cast in certain circumstances including, without limitation, the following examples:

(1) The proxy documentation is not delivered timeously to the manager by the relevant custodian or

(2) The client has a stock lending programme in place or

(3) The standing instructions from the custodian to the voting entity are incomplete.

2.	Notice of proxy activity

Walter Scott receives notice of proxy activity through intermediaries acting on behalf of the custodians that hold client securities. Walter Scott’s Client Accounting team delivers proxies to the investment professional (‘stock champion’) primarily responsible for the investment in question.

3.	Discretionary proxy voting

The decision on how to vote a particular proxy is generally made by the stock champion. Walter Scott’s key consideration is the impact that the issue being voted on may have on the desirability of owning the security from the client’s perspective.

Walter Scott believes that the quality of a company’s management is an important consideration in determining whether the company is a suitable investment. Walter Scott also recognizes that management can offer valuable insights by virtue of its central role in a company’s affairs. Accordingly, Walter Scott gives careful consideration to management’s views in determining how to vote a proxy, subject in all events to Walter Scott’s overall analysis of the likely effect of the vote on clients’ interests.

The stock champion must obtain approval from either an investment director or a senior investment manager prior to instructing the Client Accounting team on how to vote the proxy.

When a stock champion is uncertain as to how to vote a particular proxy item, a meeting consisting of a sub-group of the IMG will be held. This sub-group will decide how the item is to be voted. The sub-group will be responsible for, inter alia, consistency of voting and the dissemination of any decisions made.

The Investment Management Group (IMG) carries out a weekly review of any votes cast against management.

Policy Effective March 2012
4.	Proxy voting for clients with specific proxy guidelines

In cases where a client has given Walter Scott specific proxy guidelines, these take precedence over Walter Scott’s policy. Each stock champion has access to all client specific proxy guidelines. When voting a proxy the stock champion is responsible for issuing separate voting instructions for those clients whose guidelines differ from those of Walter Scott.

5.	Resolving potential material conflicts of interest.

The IMG is responsible for resolving potential conflicts of interest that may be material to the proxy voting process. Examples of potential conflicts of interest include situations in which Walter Scott or its personnel:

• manage assets for a company whose management is soliciting proxies

• have a direct or indirect material business relationship with a proponent of a proxy proposal

• have a business or personal relationship with participants in a proxy contest

Once it has identified a potential conflict of interest, the sub group of the IMG referred to in point 3 above will resolve the conflict prior to voting the proxy in question by verifying that the stock champion’s voting instructions are entirely in line with Walter Scott’s Proxy Voting Policy and, if necessary, changing the voting instructions accordingly. A member of the Walter Scott Risk & Compliance team will also attend the meeting. The Risk & Compliance function of Walter Scott is independent of the Investment and Operations functions of the firm as required by the FSA in the rules set out under SYSC 6.1. The role of Risk & Compliance is to ensure the proxy voting policy is followed when a conflict of interest arises.

6.	Recordkeeping

Walter Scott maintains records of (a) the proxy voting policy and procedures, as amended from time to time; (b) proxy statements received regarding securities held by those clients; (c) votes cast on behalf of those clients; (d) client requests for proxy voting information; (e) Walter Scott’s response to these requests: and (f) documents material to the voting decision.

7.	Current guidelines

Walter Scott votes on all issues on a case by case basis. Our guidelines on certain specific issues are given below. Where the firm chooses not to follow these guidelines it must specify its reason for doing so and the decision will be reviewed by the IMG.

7.1.	Corporate governance issues

Walter Scott evaluates each proposal separately. Walter Scott generally votes in favour of a management sponsored proposal to increase corporate governance and disclosure, unless the proposal is likely to have a materially negative effect on the interests of shareholders.

7.2.	Changes to capital structure

Walter Scott evaluates each proposal separately. Generally Walter Scott votes for changes such as stock splits and open market share repurchase plans where all shareholders can participate pro rata, but against proposals designed to discourage mergers and acquisitions of the company soliciting the proxy and other measures which do not provide shareholders with economic value.

The firm tends to vote against proposals to allow management to raise equity if the potential increase in the share count is more than 10% and no specific reason for the capital increase is given. If a specific reason is given Walter Scott will evaluate each proposal on its merits.

Policy Effective March 2012
7.3.	Stock option plans and compensation

Walter Scott evaluates each proposal separately and generally votes for compensation plans that are reasonable, but against those that are unduly generous or would result in excessive dilution to shareholders.

7.4.	Social and corporate responsibility issues

Walter Scott evaluates each proposal separately but generally votes against proposals that involve a material economic cost to the company or restrict the freedom of management to operate in the best interests of shareholders.

7.5.	Pre-emptive rights

Walter Scott generally votes against proposals to waive shareholders’ pre-emptive rights to participate in a capital increase if the dilution exceeds, or potentially exceeds, 10%. Situations where Walter Scott might accept waiving pre-emptive rights include the creation of shares to pay for acquisitions or to reward staff.

7.6.	Vague or poorly-defined proposals

Where proposals are vague or poorly-defined Walter Scott seeks clarification from the company. If this is not forthcoming the firm will generally abstain.

7.7.	Poison pills

Walter Scott opposes proposals to create or extend the duration of poison pills.

7.8.	Political donations

Walter Scott opposes proposals asking for permission to make political donations.

7.9.	Board remuneration

Walter Scott opposes proposals to allow the non-disclosure of individual board member’s remuneration.

7.10.	Bought back stock

Walter Scott approves proposals asking for permission to reissue bought back stock.

7.11.	Say on pay

Walter Scott takes management’s guidance on the frequency of “Say on Pay” votes. Where management does not provide such guidance Walter Scott opts for the longest option provided, in accordance with its long term investment approach.

8.	Responsibilities

This policy is the responsibility of the Investment Management Group.

WEDGE Capital Management L.L.P.
Proxy Policy
Revised: March 2011
WEDGE Capital Management L.L.P. (“WEDGE”) established this policy to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and, as a fiduciary to ERISA clients, proxy voting responsibilities promulgated by the Department of Labor. This policy applies to accounts in which WEDGE has voting authority. WEDGE’s authority to vote client proxies is established by an advisory contract or a comparable document.
Voting Guidelines
Traditional Products (SCP, MCP, LCP)
The analyst who recommends the security for the WEDGE portfolio has voting responsibility for that security. If the security is held in multiple traditional products, the analyst who holds the most shares in his or her portfolio is responsible for voting. Securities held in both a quantitative product and a traditional product are voted by the traditional portfolio analyst.
WEDGE casts votes in the best economic interest of shareholders. Therefore, the vote for each security held in a traditional product is cast on a case-by-case basis. Each analyst may conduct his or her own research and/or use the information provided by Glass Lewis & Co., LLC (“Glass Lewis”). (Glass Lewis provides proxy analyses containing research and objective vote recommendations on each proposal.) If an analyst chooses to vote against management’s recommended vote, a reason must be provided on the voting materials and recorded in the vote management software.
Votes should be cast either “For” or “Against.” In very limited instances an abstention may be appropriate; in which case, the analyst should document why he or she abstained. This will be documented in the vote management software by the proxy department.
Quantitative Products (MIC, QVM: Large Cap, QVM: Small-Mid)
WEDGE will generally vote securities held in products that are quantitative in nature in accordance with the Glass Lewis recommended vote. In instances where Glass Lewis votes against the management recommended vote, a reason must be recorded in the vote management software.
For securities that meet certain criteria, the analyst responsible for that product must vote the security. Generally, the criteria for these select securities are:
•	WEDGE clients hold greater than 1% of the outstanding shares of the security, OR

•	the position size of the security in the portfolio is greater than 1.5%.
Conflicts of Interest

All conflicts of interest are to be resolved in the best interest of our clients.
To alleviate potential conflicts of interest or the appearance of conflicts, WEDGE does not allow any associate or his or her spouse to sit on the board of directors of any public company without Management Committee approval, and all associates have to affirm quarterly that they are in compliance with this requirement.
All associates must adhere to the CFA Institute Code of Ethics and Standards of Professional Conduct, which requires specific disclosure of conflicts of interest and strict adherence to independence and objectivity standards. Situations that may create a conflict or the appearance of a conflict include but are not limited to the following:
4.	An analyst has a financial interest in the company or in a company which may be involved in a merger or acquisition with the company in question.
WEDGE Capital Management L.L.P.
Proxy Policy

5.	An analyst has a personal relationship with someone (e.g. a close friend or family member) who is employed by the company in question or by a company which may be involved in a merger or acquisition with the company in question.

6.	The company in question is a client or prospective client of the firm.
If any of the three criteria listed above is met, or if the analyst feels a potential conflict of interest exists for any reason, he or she should complete a Potential Conflict of Interest Form (PCIF — Attachment A). The PCIF identifies the potential conflict of interest and is used to document the review of the vote.
For items 1 & 2 above, the voting analyst is required to consult with an analyst who does not have a potential conflict of interest. If the consulting analyst disagrees with the voting analyst’s vote recommendation, a Management Committee member must be consulted. For item 3 above (or any other potential conflict not identified above), two of the three Management Committee members must review and agree with the recommended vote. The completed PCIF is attached to the voting materials and reviewed by the proxy department for accurate completion prior to being recorded in the vote management software.
Due to the importance placed on Glass Lewis recommended votes, it is important that Glass Lewis has procedures in place to mitigate any potential conflicts of interest. The independence of Glass Lewis will be reviewed during each audit of the proxy process.
Proxy Voting Records
As required by Rule 204-2 under the Investment Advisers Act of 1940, WEDGE will maintain the following records:
•	The Proxy Policy

•	Record of each vote cast on behalf of WEDGE’s clients

•	Documents prepared by WEDGE that were material to making a proxy voting decision, including PCIFs

•	Each written client request for proxy voting records and WEDGE’s written response to any written or oral client request
Policy Disclosure
On an annual basis, WEDGE will send Form ADV Part II to all clients to disclose how they can obtain a copy of the Proxy Policy and/or information on how their securities were voted. Clients may request a copy of the Proxy Policy and voting decisions at any time by contacting WEDGE at the address below.
Attention: Proxy Request
WEDGE Capital Management L.L.P.
301 S. College Street, Suite 2920
Charlotte, NC 28202-6002
Via E-mail: proxy@wedgecapital.com
Review Procedures
Periodically, WEDGE will review proxy voting for compliance with this policy and determine if revisions to the policy are necessary.
WEDGE Capital Management L.L.P.
Proxy Policy

Wellington Management Company, llp
Global Proxy Voting Guidelines
Introduction Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
     These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.
     Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors

• Election of Directors: Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

• Classify Board of Directors: Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

Wellington Management Company, llp
Global Proxy Voting Guidelines

• Adopt Director Tenure/Retirement Age (SP): Against

• Adopt Director & Officer Indemnification: For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

• Allow Special Interest Representation to Board (SP): Against

• Require Board Independence: For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

• Require Key Board Committees to be Independent. For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

• Require a Separation of Chair and CEO or Require a Lead Director (SP): Case-by-Case

We will generally support management proposals to separate the Chair and CEO or establish a Lead Director.

• Approve Directors’ Fees: For

• Approve Bonuses for Retiring Directors: Case-by-Case

• Elect Supervisory Board/Corporate Assembly: For

• Elect/Establish Board Committee: For

• Adopt Shareholder Access/Majority Vote on Election of Directors (SP): Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support

Wellington Management Company, llp
Global Proxy Voting Guidelines

for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

• Adopt/Amend Stock Option Plans: Case-by-Case

• Adopt/Amend Employee Stock Purchase Plans: For

• Approve/Amend Bonus Plans: Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

• Approve Remuneration Policy: Case-by-Case

• To approve compensation packages for named executive Officers: Case-by-Case

• To determine whether the compensation vote will occur every 1, 2 or 3 years: 1 Year

• Exchange Underwater Options: Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines

We may support value-neutral exchanges in which senior management is ineligible to participate.

• Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

• To approve golden parachute arrangements in connection with certain corporate transactions: Case-by-Case

• Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

• Expense Future Stock Options (SP): For

• Shareholder Approval of All Stock Option Plans (SP): For

• Disclose All Executive Compensation (SP): For

Reporting of Results

• Approve Financial Statements: For

• Set Dividends and Allocate Profits: For

• Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

• Ratify Selection of Auditors and Set Their Fees: Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

• Elect Statutory Auditors: Case-by-Case

• Shareholder Approval of Auditors (SP): For

Shareholder Voting Rights

• Adopt Cumulative Voting (SP): Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

• Shareholder Rights Plans Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

- We generally support plans that include:

- Shareholder approval requirement

- Sunset provision

- Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

• Authorize Blank Check Preferred Stock:Case-by-Case We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

• Eliminate Right to Call a Special Meeting: Against

• Establish Right to Call a Special Meeting or Lower Ownership Threshold to Call a Special Meeting (SP): Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines

• Increase Supermajority Vote Requirement: Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

• Adopt Anti-Greenmail Provision: For

• Adopt Confidential Voting (SP): Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

• Remove Right to Act by Written Consent: Against

Capital Structure

• Increase Authorized Common Stock: Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

• Approve Merger or Acquisition: Case-by-Case

• Approve Technical Amendments to Charter: Case-by-Case

• Opt Out of State Takeover Statutes: For

• Authorize Share Repurchase For

• Authorize Trade in Company Stock: For

• Approve Stock Splits: Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

• Approve Recapitalization/Restructuring: Case-by-Case

• Issue Stock with or without Preemptive Rights: Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines

• Issue Debt Instruments: Case-by-Case

Environmental and Social Issues

We expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis.

• Disclose Political and PAC Gifts (SP): Case-by-Case

• Report on Sustainability (SP): Case-by-Case

Miscellaneous

• Approve Other Business: Against

• Approve Reincorporation: Case-by-Case

• Approve Third-Party Transactions: Case-by-Case
Dated: March 8, 2012

Westfield Capital Management Company, L.P.
Proxy Voting Policy
Revised March 2012
Introduction
Westfield Capital Management Company, L.P. (“Westfield”) will offer to vote proxies for all client accounts. Westfield believes that the voting of proxies can be an important tool for investors to promote best practices in corporate governance and we seek to vote all proxies in the best interests of our clients as investors. We also recognize that the voting of proxies with respect to securities held in managed accounts is an investment responsibility having economic value.
In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Act”), Westfield has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of our clients. Our authority to vote proxies for our clients is established by the investment advisory contract with each client or comparable documents. Clients can contact their Marketing representative or our Compliance Department (wcmcompliance@wcmgmt.com) for a report of how their account’s securities were voted if Westfield has voting authority.
Oversight of Proxy Voting Function
Westfield’s proxy voting function is managed by the firm’s Compliance team. Westfield has engaged a third party service provider, Institutional Shareholder Services, Inc. (the “vendor”), to assist with the proxy voting function. Westfield’s Compliance Associate (the “Associate”), is responsible for handling the day-to-day items that may arise from voting proxy ballots. These items include, but are not limited to:
1.	overseeing the vendor; this includes performing periodic audits of the proxy votes and the vendor’s reconciliation efforts, as well as tracking missing ballots;

2.	ensuring required proxy records are retained according to applicable rules and regulations and internal policy;

3.	preparing and distributing proxy reports for internal and external requests;

4.	reviewing proxy policy and voting guidelines at least annually;

5.	identifying and reporting any conflicts of interest to the other members of the Compliance team and if necessary to the Operating and Risk Management Committee; and

6.	conducting vendor due diligence annually.

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Proxy Voting Guidelines
Westfield will utilize the ISS Proxy Voting Guidelines. We believe these guidelines have been developed in the best interest of shareholders. Therefore, Westfield will typically not accept client direction on proxy votes, nor will we notify clients of material proxy proposals prior to voting. Clients, however, may contact Westfield to inquire how a particular proposal will be voted.
Clients who have designated proxy voting authority to Westfield may choose to vote in accordance with the vendor’s standard guidelines (Exhibit A), the vendor’s Taft-Hartley guidelines which are in full conformity with the AFL-CIO Proxy Voting Guidelines (Exhibit B), or the vendor’s Socially Responsible Guidelines (Exhibit C). Clients who do not designate a specific set of voting guidelines will be assigned the standard guidelines (Exhibit A).
As a general policy, information on Westfield’s proxy voting decisions or status of votes will not be communicated or distributed to external solicitors. On occasion, Westfield may provide such information to solicitors if we believe a response will benefit our clients or a response is requested from the Westfield security analyst.
Proxy Voting Process
The vendor tracks proxy meetings and reconciles proxy ballots received for each meeting. Westfield will use our best efforts in obtaining any missing ballots; however, we vote only those proxy ballots our vendor has received. For any missing ballots, the vendor will contact custodians to locate such missing ballots. Since there can be many factors affecting proxy ballot retrieval, it is possible that Westfield will not receive a ballot in time to place a vote. Clients who participate in securities lending programs should be aware that Westfield will not call back any shares on loan for proxy voting purposes.
For each meeting, the vendor reviews the agenda and applies a vote recommendation for each proposal based on the written guidelines assigned to the applicable accounts. The Associate monitors this process and conducts periodic reviews of the vendor to ensure votes are cast in-line with the established guidelines.
Westfield will vote all proxies in accordance with the guidelines, with the following exceptions:
1.	Provided that Westfield is a current holder, all contentious issues, especially special meeting agendas or contested meetings will be referred to the Westfield security analyst or portfolio manager who covers the security (the “analyst” or “manager”). Similarly, if Westfield is a current holder and is among the Top 10 shareholders (based on the vendor’s published research papers), the Associate will confirm the recommended votes with the analyst or manager. If an override to the guidelines is proposed, the analyst or manager will provide rationale on such decision. If the security is sold to zero before the date of the meeting, votes will be cast in accordance with the client’s selected policy.

2.	At any time, if an analyst or manager believes that following the guidelines in any specific case would not be in the clients’ best interests, he/she may request to override the guidelines. The request must be in writing and shall include an explanation of the rationale for doing so.
Westfield will not override any of the voting positions in either the Taft-Hartley/AFL-CIO Guidelines or Socially Responsible Investing Guidelines (“SRI”); thus, the preceding exceptions will not apply to voting guidelines set forth in the Taft-Hartley/AFL-CIO or SRI policies.

2

Conflicts of Interest
Working with Westfield’s Operating & Risk Management Committee, the Compliance team is responsible for monitoring the potential conflicts of interest that could arise when voting proxy ballots on behalf of our clients. Since our business is solely focused on providing investment advisory services, it is unlikely that a conflict will arise in connection with proxy voting. Additionally, per Westfield’s Code of Ethics, all employees are required to avoid situations where potential conflicts may exist. However, Westfield has put in place certain reviews to ensure proxies are voted solely on the investment merits of the proposal. To help us identify potential conflicts, Westfield will review many factors, including whether the issuer is a client or a vendor with a material relationship with Westfield. If an actual conflict of interest is identified, it is reviewed by the Compliance team. If Compliance determines that the conflict is material in nature, the conflict may be addressed with the Operating & Risk Management Committee and the analyst or portfolio manager. Rationale for the resolution is documented, typically via email.
Proxy Reports
Westfield can provide account specific proxy reports to clients upon request or at scheduled time periods (e.g., quarterly). Client reporting requirements typically are established during the initial account set-up. The reports will contain at least the following information:
•	company name

•	meeting agenda

•	how the account voted on each agenda item

•	whether the account vote was in-line or against management recommendation

•	rationale for any votes against the established guidelines (rationale is not always provided for votes that are in-line with guidelines since these are set forth in the written guidelines)
Recordkeeping
In accordance with Rule 204-2 of the Investment Advisers Act of 1940, proxy voting records will be maintained for at least five years. The following records will be retained by Westfield or the proxy vendor:
1.	a copy of the Proxy Voting Polices and Guidelines and amendments that were in effect for the past five years;

2.	electronic or paper copies of each proxy statement received by Westfield or the vendor with respect to securities in client accounts (Westfield may also rely on obtaining copies of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

3.	records of each vote cast for each client;

4.	documents created by Westfield that were material to making a decision on how to vote proxies or memorializes the basis for such decision (basis for decisions voted in line with policy is provided in the written guidelines);

5.	written reports to clients on proxy voting and all client requests for information and Westfield’s response;

6.	disclosure documentation to clients on how they may obtain information on how we voted their securities.

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Exhibit A

2012 U.S. Proxy Voting Concise Guidelines
December 20, 2011

Institutional Shareholder Services Inc.
Copyright © 2011 by ISS.
www.issgovernance.com

2012 U.S. Proxy Voting Concise Guidelines
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2012 proxy voting guidelines can be found at
http://www.issgovernance.com/files/2012USSummaryGuidelines.pdf
Routine/Miscellaneous
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of

GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Board of Directors
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:
1.	Board Accountability

2.	Board Responsiveness

3.	Director Independence

4.	Director Competence
1. Board Accountability
Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE- BY-CASE) for the following:

[1]	In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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Problematic Takeover Defenses:
     Classified Board Structure:
1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;
     Director Performance Evaluation:
1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non—shareholder- approved poison pill.
     Poison Pills:
1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:
1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill‘s adoption relative to the date of the next meeting of shareholders— i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Problematic Audit-Related Practices
Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:
1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices/Pay for Performance Misalignment
In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.
Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:
1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company’s response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

o	Specific actions taken to address the issues that contributed to the low level of support;

o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

1.18.	Failure to replace management as appropriate; or

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1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
2. Board Responsiveness
Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY- CASE) if:
2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3.	The board failed to act on takeover offers where the majority of shares are tendered;

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.
     Vote CASE-BY-CASE on the entire board if:
2.6.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.
3. Director Independence
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	Independent directors make up less than a majority of the directors.
4. Director Competence
Attendance at Board and Committee Meetings:
Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY- CASE) if:
4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.
Generally vote AGAINST or WITHHOLD from individual directors who:

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4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:
•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting.
These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.
Overboarded Directors:
Vote AGAINST or WITHHOLD from individual directors who:
4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Proxy Access
ISS supports proxy access as an important shareholder right, one that is complementary to other best -practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.
Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:
•	Company-specific factors; and

•	Proposal-specific factors, including:
o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

o	The maximum proportion of directors that shareholders may nominate each year; and

o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

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Shareholder Rights & Defenses
Exclusive Venue
Vote CASE-BY-CASE on exclusive venue proposals, taking into account:
•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and

•	Whether the company has the following good governance features:
o	An annually elected board;

o	A majority vote standard in uncontested director elections; and

o	The absence of a poison pill, unless the pill was approved by shareholders.
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder right s plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

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Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.
Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.
CAPITAL/RESTRUCTURING
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized shares during the last three years
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

[3]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Dual Class Structure
Generally vote AGAINST proposals to create a new class of common stock unless:
•	The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

o	The new class of shares will be transitory;
•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Mergers and Acquisitions
Vote CASE —BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also

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signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay — MSOP) if:
•	There is a significant misalignment between CEO pay and company performance (pay for performance);
•	The company maintains significant problematic pay practices;
•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

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Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
•	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.
Vote AGAINST an equity plan on the ballot if:
•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
o	Magnitude of pay misalignment;

o	Contribution of non-performance-based equity grants to overall pay; and

o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.
Primary Evaluation Factors for Executive Pay
Pay- for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:
1.	Peer Group[4] Alignment:
•	The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•	The multiple of the CEO’s total pay relative to the peer group median.
2.	Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years — i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following

[4]	The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

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qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
•	The ratio of performance- to time-based equity awards;

•	The ratio of performance-based compensation to overall compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

•	Any other factors deemed relevant.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

o	CIC payments with excise tax gross-ups (including “modified” gross-ups).
Incentives that may Motivate Excessive Risk-Taking
•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

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Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company’s response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

▪	Specific actions taken to address the issues that contributed to the low level of support;

▪	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;

o	The company’s ownership structure; and

o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

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•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.
In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits repricing;

•	A pay-for-performance misalignment is found;

•	The company’s three year burn rate exceeds the burn rate cap of its industry group;

•	The plan has a liberal change-of-control definition; or

•	The plan is a vehicle for problematic pay practices.
Social/Environmental Issues
Overall Approach
When evaluating social and environmental shareholder proposals, ISS considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company- specific action;

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•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Political Spending & Lobbying Activities
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Generally vote FOR proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities. However, the following will be considered:
•	The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:
•	The company’s current disclosure of relevant policies and oversight mechanisms;

•	Recent significant controversies, fines, or litigation related to the company’s public policy activities; and

•	The impact that the policy issues may have on the company’s business operations.

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Hydraulic Fracturing
Generally vote FOR proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.
Disclosure/Disclaimer
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Exhibit B

Taft-Hartley Proxy Voting Guidelines
Executive Summary
January 2012

Institutional Shareholder Services Inc.
Copyright © 2011 by ISS
www.issgovernance.com

Introduction
The proxy voting policy of ISS’ Taft-Hartley Advisory Services is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.
Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties o f loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.
The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long -term shareholder value, emphasizing the “economic best interests” of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a “worker-owner view of value.”
Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses — all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
•	Corporate policies that affect job security and wage levels;

•	Corporate policies that affect local economic development and stability;

•	Corporate responsibility to employees, communities and the environment; and

•	Workplace safety and health issues.
Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines outlined in the following pages. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. It is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker — owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in full conformity with the AFL-CIO proxy voting policy.

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I) Board of Directors Proposals
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation.
Votes concerning the entire board of directors and members of key board committees are examined using the following factors:
Board Independence: Without independence from management, the board and/or its committees may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.
•	Lack of board and key board committee independence (fully independent audit, compensation, and nominating committees).

•	Lack of a board that is at least two-thirds (67 percent) independent — i.e. where the composition of non- independent board members is in excess of 33 percent of the entire board;

•	Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);

•	Failure to establish any key board committees (i.e. audit, compensation, or nominating).
Board Competence: Companies should seek a diverse board of directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.
•	Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation.

•	Directors serving on an excessive number of other boards which could compromise their primary duties of care and loyalty.
Board Accountability: Practices that promote accountability include; transparency into a company’s governance practices, annual board elections, and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.
•	Problematic Takeover Defenses.

•	Governance Failures.

•	Problematic Compensation Practices

•	Problematic Audit-Related Practices
Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Boards should also be sufficiently responsive to high withhold/against votes on directors. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.
•	If at the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares.

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Independent Directors
Taft-Hartley Advisory Services believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We vote AGAINST or WITHHOLD from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.
Non-independent Chairman
A principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company’s CEO. This duty is obviously compromised when the chairman is the CEO. Many investors, including Taft-Hartley fiduciaries, believe that a CEO should not run the board. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions also represents a critical step in curtailing excessive pay. Indeed, a number of academic studies have demonstrated that executive compensation is higher if the CEO is also the chairman of the board. We vote AGAINST or WITHHOLD from non- independent directors who serve as board chairs, and vote FOR proposals calling for non-executive directors who are not former CEOs or senior-level executives to serve as chairman.
Board Structure
Taft-Hartley Advisory Services supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. Classified boards can also reduce director accountability by insulating directors, at least for a certain period of time, from the consequences of their actions. Continuing directors who are responsible for a problematic governance issue at the board/committee level would avoid shareholders’ reactions to their actions because they would not be up for election in that year. In these cases, the full board should be responsible for the actions of its directors.
The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests, as well as shield directors from being accountable to shareholders on an annual basis. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote. With the exception of new nominees, we will also vote AGAINST or WITHHOLD from any or all of the nominees up for election if the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote — in addition to potential future withhold/against votes on that director.

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Board and Committee Size
While there is no hard and fast rule among institutional investors as to what may be an optimal size board, Taft-Hartley Advisory Services believes there is an acceptable range which companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats or more than fifteen seats. On a CASE-BY-CASE basis, we consider votes AGAINST, WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.
Performance/Governance Evaluation for Directors
Taft-Hartley Advisory Services believes that long-term financial performance and the appropriateness of governance practices should be taken into consideration when determining votes with regard to directors in uncontested elections. When evaluating whether to vote against or withhold votes from director nominees, we will evaluate underperforming companies that exhibit sustained poor performance as measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). For companies outside the Russell 3000 universe, a company will be considered to have exhibited sustained poor performance if it underperforms its peers or index on the basis of both one-year and three-year total shareholder returns.
Taft-Hartley Advisory Services will assess the company’s response to the ongoing performance issues, and consider recent board and management changes, board independence, overall governance practices, and other factors that may have an impact on shareholders.
Proposals on Board Inclusiveness
Taft-Hartley Advisory Services votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.
Majority Threshold Voting Requirement for Director Elections
Taft-Hartley fiduciaries believe shareholders should have a greater voice in regard to the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S. Shareholders have expressed strong support for resolutions on majority threshold voting. Taft-Hartley Advisory Services supports proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, provided the proposal includes a carve-out for a plurality voting standard in contested director elections.
Cumulative Voting
Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by “cumulating” their votes for one nominee , thereby creating a measure of independence from management control.

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With the advent and prevalence of majority voting for director elections, shareholders now have greater flexibility in supporting candidates for a company’s board of directors. Cumulative voting and majority voting can work together operationally, with companies electing to use majority voting for uncontested elections and cumulative voting for contested elections to increase accountability and ensure minority representation on the board. In contested elections, similar to cumulative voting, proxy access allows shareholder access to the ballot without a veto from the nominating committee, but unlike cumulative voting, it also requires majority support to elect such directors.
Taft-Hartley Advisory Services votes AGAINST proposals to eliminate cumulative voting, and votes FOR proposals to allow cumulative voting unless: 1) The company has adopted a majority vote standard, with a carve-out for plurality voting in contested board elections, and a director resignation policy to address failed elections; and 2) company has proxy access thereby allowing shareholders to nominate directors to the company’s ballot.
Poison Pills
Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company’s particular set of circumstances, Taft-Hartley Advisory Services generally votes FOR proposals to submit a company’s poison pill to shareholder vote and/or eliminate or redeem poison pills. We vote AGAINST or WITHHOLD from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.
Majority Supported Shareholder Proposals
Taft-Hartley Advisory Services generally votes AGAINST or WITHHOLDS from all director nominees at a company that has ignored a shareholder proposal that was approved by a majority of the votes cast at the last annual meeting.

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II) Capital Structure
Increase Authorized Common Stock
Corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.
Dual Class Structures
Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and vote AGAINST the creation or continuation of dual class structures.
III) Auditor Ratification
Ratifying auditors is no longer a routine procedure. The wave of accounting scandals at companies in the over the past decade underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The ratio of non-audit services to total revenues at the large accounting firms grew significantly leading up to the accounting scandals. We believe the ratio of non-audit fees should make up no more than one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor’s objectivity
Auditors are the backbone upon which a company’s financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure b y a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.
We vote AGAINST ratification of a company’s auditor if it receives more than one-quarter of its total fees for consulting and vote AGAINST or WITHHOLD from Audit Committee members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.

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IV) Mergers, Acquisitions, and Transactions
Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.
Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:
•	Impact on shareholder value;

•	Changes in corporate governance and their impact on shareholder rights;

•	Fairness opinion (or lack thereof);

•	Offer price (cost vs. premium);

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Change-in-control payments to executive officers;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;

•	Financial viability of the combined companies as a single entity;

•	What are the potential legal or environmental liability risks associated with the target firm?;

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and health care?
Reincorporation
Taft-Hartley Advisory Services reviews proposals to change a company’s state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.
While a firm’s country of incorporation will remain the primary basis for evaluating companies, Taft-Hartley Advisory Services will generally apply U.S. policies to the extent possible with respect to issuers that file DEF 14As, 10-K annual reports, and 10-Q quarterly reports, and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC). Corporations that have reincorporated outside the U.S. have found themselves subject to a combination of governance regulations and best practice standards that may not be entirely compatible with an evaluation framework based solely on country of incorporation.

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V) Executive Compensation
Stock Option Plans
Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to sustained performance. Stock options and other forms of equity compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company— and shareholders— prosper together. Poorly designed equity award programs can encourage excessive risk- taking behavior and incentivize executives to pursue corporate strategies that promote short-term stock price to the ultimate detriment of long-term shareholder value.
Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders’ share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a CASE-BY-CASE basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.
Taft-Hartley Advisory Services votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to other employees.
Problematic Compensation Practices
Poor disclosure, the absence or non-transparency of disclosure and poor plan design of compensation payouts lead to excessive executive compensation practices that are detrimental to shareholders. Poorly designed plans or those lacking in transparency can be reflective of a poorly performing compensation committee or board. Taft-Hartley Advisory Services will generally vote AGAINST management “Say on Pay” (MSOP) proposals and consider voting AGAINST or WITHHOLDING from compensation committee members and/or the CEO on a CASE-BY-CASE basis if the company has problematic compensation practices. In addition, we may consider a vote AGAINST or WITHHOLD from the entire board if the whole board was involved in and contributed to egregious compensation practices.
Proposals to Limit Executive and Director Pay
Taft-Hartley Advisory Services votes FOR shareholder proposals that seek additional disclosure of executive and director pay information. We vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits. We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

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Golden Parachutes
Golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements can grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft-Hartley Advisory Services votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and generally opposes proposals to ratify golden parachutes if certain considerations are not met.
Options Backdating
Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. When options backdating has taken place, Taft-Hartley Advisory Services may consider voting AGAINST or WITHHOLDING votes from the compensation committee, depending on the severity of the practices and the subsequent corrective actions taken by the board. We adopt a CASE-BY-CASE approach to the options backdating issue to differentiate companies that had sloppy administration vs. those that had committed fraud, as well as those companies that have since taken corrective action. Instances in which companies have committed fraud are more disconcerting, and Taft-Hartley Advisory Services will look to them to adopt formal policies to ensure that such practices will not re-occur in the future.
Employee Stock Ownership Plans (ESOPs)
Taft-Hartley Advisory Services generally votes FOR ESOPs which allow a company’s employees to acquire stock in the company at a slight discount. Such plans help link employees’ self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.
Advisory Votes on Executive Compensation — Management Say-on-Pay Proposals
Taft-Hartley Advisory Services evaluates executive pay and practices, as well as certain aspects of outside director compensation on a CASE-BY-CASE basis.
Vote AGAINST management say on pay (MSOP) proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
•	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Vote AGAINST an equity plan on the ballot if:
•	A pay for performance misalignment exists, and a significant portion of the CEO’s misaligned pay is attributed to non- performance-based equity awards, taking into consideration: a) magnitude of pay misalignment; b) contribution of non-performance-based equity grants to overall pay; and c) the proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.
Frequency of Advisory Vote on Executive Compensation — Management Say on Pay
Taft-Hartley Advisory Services supports annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
VI) Social and Environmental Issues
Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Taft-Hartley Advisory Services provides specific narrative explanations for votes on these types of shareholder proposals. Taft-Hartley Advisory Services evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Taft-Hartley Advisory Services’ clients select investment strategies and criteria for their portfolios. Taft-Hartley Advisory Services views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Taft — Hartley Advisory Services votes consistent with the economic best interests of the participants and beneficiaries to create “high road” shareholder and economic value.
In most cases, Taft-Hartley Advisory Services supports proposals that request management to report to shareholders information and practices that would help in evaluating the company’s operations and risk exposures. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Taft — Hartley Advisory Services supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company’s legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.
CERES Principles
The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being.
Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Taft-Hartley Advisory Services votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

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Corporate Conduct, Human Rights, and Labor Codes
Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.
Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Taft-Hartley Advisory Services supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Taft-Hartley Advisory Services votes FOR proposals to implement and report on ILO codes of conduct.
Political Contributions Reporting & Disclosure
Changes in legislation that governs corporate political giving have, rather than limiting such contributions, increased the complexity of tracking how much money corporations contribute to the political process and where that money ultimately ends up. A company’s involvement in the political process could impact shareholder value if such activities are not properly overseen and managed. Taft-Hartley Advisory Services;
•	Supports reporting of political and political action committee (PAC) contributions;

•	Supports establishment of corporate political contributions guidelines and internal reporting provisions or controls;

•	Votes AGAINST shareholder proposals asking to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.
Greenhouse Gas Emissions
Shareholder proposals asking a company to issue a report to shareholders — at reasonable cost and omitting proprietary information — on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, and their direct or indirect efforts to promote the view that global warming is not a threat. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost. Taft-Hartley Advisory Services generally supports greater disclosure on climate change-related proposals.
Sustainability Reporting and Planning
The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social

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responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.
Taft-Hartley Advisory Services generally supports shareholder proposals seeking greater disclosure on the company’s environmental practices, and/or environmental risks and liabilities.
Hydraulic Fracturing
Shareholder proponents have elevated concerns on the use of hydraulic fracturing, an increasingly controversial process in which water, sand, and a mix of chemicals is blasted horizontally into tight layers of shale rock to extract natural gas. As this practice has gained more widespread use, environmentalists have raised concerns that the chemicals mixed with sand and water to aid the fracturing process can contaminate ground water supplies. Proponents of resolutions at companies that employ hydraulic fracturing are also concerned that wastewater produced by the process could overload the waste treatment plants to which it is shipped. Shareholders have asked companies that utilize hydraulic fracturing to report on the environmental impact of the practice and to disclose policies aimed at reducing hazards from the process.
Taft-Hartley Advisory Services generally supports shareholder requests seeking greater transparency on the practice of hydraulic fracturing and its associated risks.
Water Use
Shareholders may ask for a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and bottling partners. Such proposals also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity. Taft-Hartley Advisory Services generally votes for shareholder proposals seeking the preparation of a report on a company’s risks linked to water use.
Workplace Safety
In light of recent fatal accidents at oil refineries (Tesoro — Anacortes refinery, April 2010; and BP — Texas City refinery, March 2005), the 2010 BP Deepwater Horizon incident in the Gulf of Mexico, and the explosion at Massey Energy’s Upper Big Branch mine in 2010, shareholders have sought greater transparency and accountability regarding workplace safety by filing resolutions at a number of corporations. Taft-Hartley Advisory Services supports shareholder proposals requesting requests for workplace safety reports, including reports on accident risk reduction efforts.

Taft Hartley Advisory Services’ guidelines based on AFL-CIO proxy voting policy	2012 Taft-Hartley Proxy Voting Guidelines Executive Summary -13-

Exhibit C

SRI Proxy Voting Guidelines
Executive Summary
January 2012

Institutional Shareholder Services Inc.
Copyright © 2012 by ISS
www.issgovernance.com

INTRODUCTION
ISS’ Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social . Socially responsible investors invest for economic gain, as do all investors, but they also require that companies in which they invest conduct their business in a socially and environmentally responsible manner.
The dual objectives carry through to the proxy voting activity, after the security selection process is completed. In voting their shares, socially responsible institutional shareholders are concerned not only with economic returns to shareholders and good corporate governance, but also with the ethical behavior of corporations and the social and environmental impact of their actions.
Social Advisory Services has, therefore, developed SRI proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, we take as our frame of reference policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual funds. Additionally, we incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
On matters of corporate governance, executive compensation, and corporate structure, the SRI guidelines are based on a commitment to create and preserve economic value and to advance principles of corporate governance best practice consistent with responsibilities to society as a whole.
The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. We note there may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that we closely examine the merits of each proposal and consider recent and company-specific information in arriving at our decisions. Where Social Advisory Services acts as voting agent for clients, it follows each client’s voting policy, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account new social and environmental issues and the latest trends and developments in corporate governance.
The guidelines evaluate management and shareholder proposals as follows;
MANAGEMENT PROPOSALS
     1.  Board of Directors
Social Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be comprised of a majority of independent directors and key board committees should be comprised entirely of independent directors. It is expected that boards will engage in critical self - evaluation of themselves and of individual members.

2012 SRI Proxy Voting Guidelines Executive Summary	- 2 -

Social Advisory Services will generally oppose slates of director nominees that are not comprised of a majority of independent directors and will vote against/withhold votes from non-independent directors who sit on key board committees. In addition, Social Advisory Services will generally vote against/withhold votes from directors individually, committee members, or potentially the entire board, for failure to adequately guard against or manage ESG risks, and from members of the nominating committee where the board lacks gender or racial diversity. The election of directors who have failed to attend a minimum of 75 percent of board meetings held during the year will be opposed.
Social Advisory Services supports requests asking for the separation of the positions of Chairman and CEO and requests to adopt cumulative voting, opposes the creation of classified boards, and reviews proposals to change board size on a case-by-case basis. Social Advisory Services also supports shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Social Advisory Services may vote against/withhold from directors at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.
     2.  Auditors
While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Social Advisory Services will vote against the ratification of the auditor in cases where non-audit fees represent more than 25 percent of the total fees paid to the auditor in the previous year. Social Advisory Services supports requests asking for the rotation of the audit firm, if the request includes a timetable of five years or more.
     3.  Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders’ ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Social Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.

2012 SRI Proxy Voting Guidelines Executive Summary	- 3 -

     4.  Miscellaneous Governance Provisions
Social Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case- by-case basis, taking into account the impact on shareholder rights.
     5.  Capital Structures
Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Social Advisory Services supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Social Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s past use of share authorizations and elements of the current request.
     6. Executive and Director Compensation
The global financial crisis has resulted in significant erosion of shareholder value and highlighted the need for greater assurance that executive compensation is principally performance-based, fair, reasonable, and not designed in a manner that would incentivize excessive risk-taking by management. The crisis has raised questions about the role of pay incentives in influencing executive behavior and motivating inappropriate or excessive risk- taking and other unsustainable practices that could threaten a corporation‘s long-term viability. The safety lapses that led to the disastrous explosions at BP’s Deepwater Horizon oil rig and Massey Energy’s Upper Big Branch mine, and the resulting unprecedented losses in shareholder value; a) underscore the importance of incorporating meaningful economic incentives around social and environmental considerations in compensation program design, and; b) exemplify the costly liabilities of failing to do so.
Social Advisory Services evaluates executive and director compensation by considering the presence of appropriate pay-for-performance alignment with long-term shareholder value, compensation arrangements that risk “pay for failure,” and an assessment of the clarity and comprehensiveness of compensation disclosures. Equity plan proposals are considered on a case-by-base basis using a binomial pricing model that estimates the cost of a company’s stock-based incentive programs. Plan features and any recent controversies surrounding a company’s pay practices are also factored into the analysis of compensation proposals. Shareholder proposals calling for additional disclosure on compensation issues or the alignment of executive compensation with social or environmental performance criteria are supported, while shareholder proposals calling for other changes to a company’s compensation programs are reviewed on a case-by-case basis.
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (management “say on pay” or MSOP), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Social Advisory Services will
Vote AGAINST management say on pay (MSOP) proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.

2012 SRI Proxy Voting Guidelines Executive Summary	- 4 -

PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust of The Vantagepoint Funds (the “Registrant” or the “Trust”) incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(a)(2)	Amendment No. 1 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(a)(3)	Amendment No. 2 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(b)(1)	By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b)(2)	Amended By-Laws of Registrant are, incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(c)	Not applicable.

(d)(1)	Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC (“VIA”) incorporated herein by reference to of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2)	Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(3)	Amendment to Master Investment Advisory Agreement dated July 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(4)	Fee Waiver Agreement re: Milestone Funds is incorporated herein by reference to Post Effective Amendment No. 24 filed on April 29, 2008

(d)(5)	Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(7)	Subadvisory Agreement — Capital Guardian Trust Company dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(8)	Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9)	Amendment No. 2 to Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(10)	Subadvisory Agreement -Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(11)	Amendment No. 2 to Subadvisory Agreement — Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(12)	Amendment No. 3 to Subadvisory Agreement —Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(13)	Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(14)	Amendment No. 2 to Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(15)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(17)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(18)	Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund incorporated herein by reference Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19)	Amendment No. 2 to Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(20)	Subadvisory Agreement — Barrow, Hanley, Mewhinney &Strauss, Inc. re: Equity Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(21)	Subadvisory Agreement — T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(22)	Amendment No. 2 to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(23)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(24)	Subadvisory Agreement — Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(25)	Amendment No. 2 to Subadvisory Agreement — Mellon Capital Management Corporation re: the Asset Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(26)	Amendment No. 3 to the Subadvisory Agreements — Mellon Capital Management relating to Core Bond Index Fund, US Government Securities Fund and Overseas Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(27)	Subadvisory Agreement -Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(28)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(29)	Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund —dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(30)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(31)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(32)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated December 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(33)	Subadvisory Agreement — Peregrine Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(34)	Amendment to Subadvisory Agreement — Peregrine Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(35)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(36)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(37)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated February 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(38)	Subadvisory Agreement — Wellington Management Company, LLP Re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(39)	Amendment to Subadvisory Agreement — Wellington Management Company, LLP re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(40)	Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(41)	Amendment No. 2 to Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(42)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(43)	Amendment to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(44)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(45)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No.10 filed on March 2, 2004

(d)(46)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(47)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Broad Market Index Fund is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(48)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(49)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Overseas Equity Index is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(50)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(51)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Core Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(52)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(53)	Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(54)	Amendment to the Subadvisory Agreement — Mellon Capital Management re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(55)	Subadvisory Agreement — Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(56)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(57)	Subadvisory Agreement — STW Fixed Income Management Ltd. re: the Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(58)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(59)	Amendment No. 2 to the Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(60)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund dated February 9, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(61)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(62)	Amendment No. 2 to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(63)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(64)	Form of Amendment to Subadvisory Agreements is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(65)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(66)	Subadvisory Agreement — Goldman Sachs Asset Management L.P. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(67)	Subadvisory Agreement — Westfield Capital Management, LLC re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(68)	Subadvisory Agreement — Walter Scott & Partners, Limited re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(69)	Revised Subadvisory Agreement —Walter Scott & Partners, Limited re: International Fund dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(70)	Subadvisory Agreement — GlobeFlex Capital, L.P. re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(71)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(72)	Subadvisory Agreement — TimesSquare Capital Management, LLC dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(73)	Amendment to Subadvisory Agreement —Peregrine Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(74)	Subadvisory Agreement — Fischer Francis Trees & Watts, Inc. re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(75)	Subadvisory Agreement — Pacific Investment Management Company, LLC re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(76)	Subadvisory Agreement — Wellington Management Company, LLP re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(77)	Subadvisory Agreement — Payden & Rygel re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(78)	Subadvisory Agreement — Goldman Sachs Asset Management, L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(79)	Subadvisory Agreement — Systematic Financial Management L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(80)	Subadvisory Agreement — WEDGE Capital Management L.L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(81)	Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(82)	Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(83)	Subadvisory Agreement — Drake Capital Management, LLC re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(84)	Subadvisory Agreement — Analytic Investors, Inc. re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(85)	Subadvisory Agreement — BlackRock Financial Management, Inc. re: the Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(86)	Fee Waiver Agreement Payden & Rygel re: Diversified Assets Fund is incorporated by reference to Post-Effective Amendment No.24 filed on April 29, 2008.

(d)(87)	Subadvisory Agreement — Westfield Capital Management Company L.P. re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(88)	Subadvisory Agreement — D.G. Capital Management Trust re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(89)	Subadvisory Agreement — Columbus Circle Investors re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(90)	Subadvisory Agreement — Artisan Partners Limited Partnership re: Select Value is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(91)	Subadvisory Agreement — Fiduciary Management, Inc. re: Growth & Income Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(92)	Amendment No. 1 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated April 3, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(93)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(94)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(95)	Amendment to Subadvisory Agreement — Legg Mason Capital Management re: Growth Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(96)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(97)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Stock Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(98)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Asset Allocation Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(99)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Broad Market Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(100)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Core Bond Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(101)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(102)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(103)	Amendment No. 4 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Equity Income Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(104)	Amendment to Subadvisory Agreement — TimeSquare Capital Management, LLC re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(105)	Amendment No. 4 to Subadvisory Agreement — Tukman Grossman Capital Management, Inc.re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(106)	Amended & Restated Master Investment Advisory Agreement dated December 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(107)	Amendment to Second Master Investment Advisory Agreement dated December 29, 2005 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(108)	Amendment to Second Master Investment Advisory Agreement dated October 26, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(109)	Amendment to Subadvisory Agreement with STW Fixed Income Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(110)	Amendment to Second Master Investment Advisory Agreement effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(111)	Fee Waiver Agreement re: Milestone 2045 Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(112)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(113)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund effective October 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(114)	Subadvisory Agreement — Calamos Advisors LLC re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(115)	Subadvisory Agreement — Shenkman Capital Management, Inc. re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(116)	Revised Fee Schedule — Artisan Partners Holding, LLP (formerly Artisan Partners Limited Partnership) Re: International Fund dated April 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(117)	Assignment, Assumption and Consent Agreement — Artisan Partners Holding LLP re: International Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(118)	Assignment, Assumption and Consent Agreement — Artisan Partners Holding LLP re: Select Value Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(119)	Subadvisory Agreement — Wellington Capital Management LLP re: Aggressive Opportunities Fund dated May 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(120)	Amendment to Master Investment Advisory Agreement dated December 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(121)	Amendment to Schedule to Master Investment Advisory Agreement dated March 26, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(122)	Amendment to Subadvisory Agreement — D.G. Capital Investment Trust re: Growth Fund dated March 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(123)	Amendment to Subadvisory Agreement— Barrow, Hanley, Mewhinney & Strauss LLC re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(124)	Amendment to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(125)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund dated July 12, 2011 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(126)	Subadvisory Agreement — Atlanta Capital Management Company, LLC re: Growth Fund dated January 23, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(127)	Subadvisory Agreement — Victory Capital Management Inc. re: Growth Fund dated January 23, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(128)	Amendment to Subadvisory Agreement — GlobeFlex Capital, LP re: International Fund dated March 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(129)	Form of Amendment to Schedule to Master Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 filed on June 26, 2012.

(d)(130)	Form of Fee Waiver Agreement re: Milestone 2050 Fund is filed herewith.

(d)(131)	Subadvisory Agreement - Wells Capital Management Inc. re: Aggressive Opportunities Fund dated August 27, 2012 is incorporated by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

(d)(132)	Subadvisory Agreement - SSgA Funds Management, Inc. re: Aggressive Opportunities Fund dated August 27, 2012 is incorporated by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

(d)(133)	Form of Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Broad Market Index Fund effective January 18, 2013 is filed herewith.

(d)(134)	Form of Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Core Bond Index Fund effective January 18, 2013 is filed herewith.

(d)(135)	Form of Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Mid/Small Company Index Fund effective January 18, 2013 is filed herewith.

(d)(136)	Form of Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: Overseas Equity Index Fund effective January 18, 2013 is filed herewith.

(d)(137)	Form of Amendment to Subadvisory Agreement — Mellon Capital Management Corporation, re: 500 Stock Index Fund effective January 18, 2013 is filed herewith.

(e)(1)	Distribution Agreement between the Registrant and ICMA-RC Services LLC incorporated herein by reference to Pre-Effective Amendment No. 3 filed on April 26, 1999.

(e)(2)	Amendment to Distribution Agreement effective August 29, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(g)(2)	Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(g)(3)	Domestic Custody Agreement between The Vantagepoint Funds and JP Morgan Chase Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(4)	Global Custody Rider to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A.(“JPM”) is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(5)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 12, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(6)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 28, 2009 is incorporated by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(g)(7)	Amendment to Domestic Custody Agreement dated December 10, 2009 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(8)	Amendment to Domestic Custody Agreement effective January 4, 2010 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(9)	Amendment to Domestic Custody Agreement and Global Custody Rider dated April 1, 2011 dated April 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(g)(10)	Form of Amendment to Domestic Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(h)(1)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(2)	Amendment to the Transfer Agency Agreement between Registrant and Vantagepoint Transfer Agents, LLC (“VTA”) is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(h)(3)	Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(4)	Amendment to the Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(h)(5)	Sub-Transfer Agent Service Agreement between VTA and JPM dated May 5, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(h)(6)	Transfer Agency Agreement Amendment effective August 29, 2002 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(7)	Amendment to Appendix A of the Transfer Agency Agreement dated October 26, 2007 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(8)	Amendment to Appendix A of the Transfer Agency Agreement effective January 4, 2010 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(9)	Amendment to Appendix A of the Transfer Agency Agreement effective March 26, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(h)(10)	Form of Amendment to Appendix A of the Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(h)(11)	Form of Amendment to the Transfer Agency Agreement effective March 1, 2013 is filed herewith.

(h)(12)	Form of Fee Waiver Agreement from Vantagepoint Transfers Agents, LLC effective March 1, 2013 is filed herewith.

(i)	Opinion of Mayer Brown LLP is filed herewith.

(j)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement is incorporated by reference to Pre-Effective Amendment No. 3 filed on April 26, 1999.

(m)	Not applicable.

(n)	Not applicable.

(o)(1)	Rule 18f-3 Plan amended August 30, 2004 is incorporated by reference to Post-Effective Amendment No. 12 filed September 23, 2004.

(o)(2)	Amended and Restated Rule 18(f)-3 Plan effective March 1, 2013 is filed herewith.

(p)(1)	The Vantagepoint Funds’, Vantagepoint Investment Advisers, LLC’s and ICMA–RC Services, LLC’s Personal Securities Trading Policy amended on April 2, 2012 is incorporated by reference to Post-Effective Amendment No. 40 filed on November 16, 2012.

(p)(2)	Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(3)	Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(4)	Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(5)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC is incorporated by reference to Post-Effective Amendment No. 40 filed on November 16, 2012.

(p)(6)	Code of Ethics for Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(7)	Code of Ethics for Fidelity Management Trust Company is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(8)	Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(9)	Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on November 16, 2012.

(p)(10)	Code of Ethics for Wellington Management Company, LLP is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(11)	Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(p)(12)	Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(13)	Code of Ethics for Artisan Partners Limited Partnership, is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(14)	Code of Ethics for STW Fixed Income Management LLC is incorporated by reference to Post-Effective Amendment No. 40 filed on November 16, 2012.

(p)(15)	Code of Ethics of GlobeFlex Capital, L.P. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(16)	Code of Ethics of Legg Mason Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(17)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(18)	Code of Ethics for Walter Scott & Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(19)	Code of Ethics for Westfield Capital Management Company, LP is filed herewith.

(p)(20)	Code of Ethics for Pacific Investment Management Company, LLC is in incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(21)	Code of Ethics for Fisher Francis Trees & Watts, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007

(p)(22)	Code of Ethics for TimesSquare Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(23)	Code of Ethics for Analytic Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2011.

(p)(24)	Code Ethics for Systematic Financial Management L.P. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(25)	Code of Ethics of Drake Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(26)	Code of Ethics of WEDGE Capital Management L.L.P. is filed is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(27)	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(28)	Code of Ethics of DG Capital Management Trust is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(29)	Code of Ethics of Columbus Circle Investors is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(30)	Code of Ethics of Fiduciary Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(31)	Code of Ethics of Westfield Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 34 filed on April 26, 2012.

(p)(32)	Code of Ethics of Calamos Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(33)	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(34)	Code of Ethics of Mondrian Investment Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(35)	Code of Ethics of Atlanta Capital Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(36)	Code of Ethics of Victory Capital Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(37)	Code of Ethics of Wells Capital Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

(p)(38)	Code of Ethics of SSgA Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 38 filed on August 24, 2012.

Item 29. Persons Controlled by or Under Common Control with the Fund
Not applicable.
Item 30. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
VIA, the investment adviser for the Funds, is wholly owned by ICMA Retirement Corporation, which is itself a registered investment adviser. ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.
Item 32. Principal Underwriter
ICMA-RC Services LLC (“RC Services”) serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Fund
Joan W. McCallen	President	President
Elizabeth S. Glista	Treasurer & Chief Financial Officer	Treasurer & Chief Financial Officer
Angela C. Montez	Assistant Secretary	Secretary
Kathryn B. McGrath	Secretary	Assistant Secretary
Item 33. Location of Accounts and Records
The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant’s investment adviser, VIA, and the Registrant’s transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant’s custodian, JPMorgan Chase Bank, N.A., which has a place of business at 3 Metro Tech Center, Brooklyn, New York 11245.

Item 34. Management Services
Reference is made to the discussion in this Statement of Additional Information regarding ICMA Retirement Corporation, VIA, RC Services, and VTA under the heading “Investment Advisory and Other Services.”
Item 35. Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia, on the 18th day of January, 2013.

THE VANTAGEPOINT FUNDS

/s/ Joan W. McCallen Joan W. McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan W. McCallen Joan W. McCallen	President	January 18, 2013

/s/ Elizabeth S. Glista Elizabeth S. Glista	Treasurer and Chief Financial Officer	January 18, 2013

* N. Anthony Calhoun	Director	January 18, 2013

* George M. Chamberlain, Jr.	Director	January 18, 2013

* Donna K. Gilding	Director	January 18, 2013

* Arthur R. Lynch	Director	January 18, 2013

* David R. Mora	Director	January 18, 2013

* Timothy M. O’Brien	Director	January 18, 2013

* Robin L. Wiessmann	Director	January 18, 2013

*By	/s/ Angela C. Montez Angela C. Montez
Attorney-in-Fact

Exhibit Index
Post-Effective Amendment No. 42

(d)(130)	Form of Fee Waiver Agreement re: Milestone Fund 2050

(d)(133)	Form of Amendment to Subadvisory Agreement - Mellon Capital Management Corporation, re: Broad Market Index Fund effective January 18, 2013 is filed herewith.

(d)(134)	Form of Amendment to Subadvisory Agreement - Mellon Capital Management Corporation, re: Core Bond Index Fund effective January 18, 2013 is filed herewith.

(d)(135)	Form of Amendment to Subadvisory Agreement - Mellon Capital Management Corporation, re: Mid/Small Company Index Fund effective January 18, 2013 is filed herewith.

(d)(136)	Form of Amendment to Subadvisory Agreement - Mellon Capital Management Corporation, re: Overseas Equity Index Fund effective January 18, 2013 is filed herewith.

(d)(137)	Form of Amendment to Subadvisory Agreement - Mellon Capital Management Corporation, re: 500 Stock Index Fund effective January 18, 2013 is filed herewith.

(h)(11)	Form of Amendment to the Transfer Agency Agreement effective March 1, 2013 is filed herewith.

(h)(12)	Form of Fee Waiver Agreement from Vantagepoint Transfers Agents, LLC effective March 1, 2013 is filed herewith.

(i)	Opinion of Mayer Brown LLP

(j)	Consent of PricewaterhouseCoopers LLP

(o)(2)	Amended and Restated Rule 18(f)-3 Plan effective March 1, 2013 is filed herewith.

(p)(19)	Code of Ethics of Westfield Capital Management Company, LP